 As filed with the Securities and Exchange Commission on April 26, 2018

File No. 333-08045
File No. 811-07705

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT

Under the SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 28	☒
and/or

REGISTRATION STATEMENT

Under the INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 30	☒
(Check appropriate box or boxes)

Virtus Asset Trust

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: 888-784-3863
101 Munson Street
Greenfield, Massachusetts 01301
(Address of Principal Executive Offices)

Kevin J. Carr, Esq.
Counsel
Virtus Investment Partners, Inc.
100 Pearl St.
Hartford, Connecticut 06103
(Name and Address of Agent for Service)

Copies of All Correspondence to:
David C. Mahaffey, Esq.
Sullivan & Worcester LLP
1666 K Street, N.W.
Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 30, 2018 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _____________ or at such later date as the Commission shall order pursuant to paragraph (a)(2)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
VIRTUS ASSET TRUST

April 30, 2018
TICKER SYMBOL BY CLASS
FUND	A	C	I	R	R6	T
Virtus Ceredex Large-Cap Value Equity Fund	SVIIX	SVIFX	STVTX		STVZX	VLTVX
Virtus Ceredex Mid-Cap Value Equity Fund	SAMVX	SMVFX	SMVTX		SMVZX	VCMVX
Virtus Ceredex Small-Cap Value Equity Fund	SASVX	STCEX	SCETX			VTCSX
Virtus Conservative Allocation Strategy Fund	SVCAX	SCCLX	SCCTX			VCATX
Virtus Growth Allocation Strategy Fund	SGIAX	SGILX	CLVGX			VGATX
Virtus Seix Core Bond Fund	STGIX		STIGX	SCIGX	STGZX	STCBX
Virtus Seix Corporate Bond Fund	SAINX	STIFX	STICX			VCTBX
Virtus Seix Floating Rate High Income Fund	SFRAX	SFRCX	SAMBX		SFRZX	SFRTX
Virtus Seix Georgia Tax-Exempt Bond Fund	SGTEX		SGATX			VTGBX
Virtus Seix High Grade Municipal Bond Fund	SFLTX		SCFTX			VTHMX
Virtus Seix High Income Fund	SAHIX		STHTX	STHIX	STHZX	VHITX
Virtus Seix High Yield Fund	HYPSX		SAMHX	HYLSX	HYIZX	VXHYX
Virtus Seix Investment Grade Tax-Exempt Bond Fund	SISIX		STTBX			VXTGX
Virtus Seix North Carolina Tax-Exempt Bond Fund	SNCIX		CNCFX			VNCTX
Virtus Seix Short-Term Bond Fund	STSBX	SCBSX	SSBTX			VXSBX
Virtus Seix Short-Term Municipal Bond Fund	SMMAX		CMDTX			VMBTX
Virtus Seix Total Return Bond Fund	CBPSX		SAMFX	SCBLX	SAMZX	SAMTX
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund			SIGVX		SIGZX	SUSTX
Virtus Seix U.S. Mortgage Fund	SLTMX	SCLFX	SLMTX			VTUSX
Virtus Seix Ultra-Short Bond Fund			SISSX			VUBTX
Virtus Seix Virginia Intermediate Municipal Bond Fund	CVIAX		CRVTX			VVBTX
Virtus Silvant Large-Cap Growth Stock Fund	STCIX	STCFX	STCAX		STCZX	VSLGX
Virtus Silvant Small-Cap Growth Stock Fund	SCGIX	SSCFX	SSCTX			SCGTX
Virtus WCM International Equity Fund	SCIIX		STITX		SCIZX	VXIEX
Virtus Zevenbergen Innovative Growth Stock Fund	SAGAX		SCATX			VTZIX
Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. This prospectus contains important information that you should know before investing in Virtus Mutual Funds. Please read it carefully and retain it for future reference.
Not FDIC Insured
No Bank Guarantee
May Lose Value

Virtus Mutual Funds

Virtus Ceredex Large-Cap Value Equity Fund

Investment Objective
The fund has an investment objective of seeking to provide a high level of capital appreciation. As a secondary goal, the fund also seeks to provide current income.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 182 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 117 of the fund’s statement of additional information.
The Virtus Ceredex Large-Cap Value Equity Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Ceredex Large Cap Value Equity Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class R6		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I		Class R6		Class T
Management Fees	0.66%		0.66%		0.66%		0.66%		0.66%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		1.00%		Non	e	Non	e	0.25%
Other Expenses	0.37	%(b)	0.27	%(b)	0.36	%(b)	0.17	%(b)	0.37	%(c)
Total Annual Fund Operating Expenses	1.28%		1.93%		1.02%		0.83%		1.28%
Less: Fee Waivers and/or Expense Reimbursements(d)	(0.04)%		(0.21)%		(0.05)%		(0.11)%		(0.04)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(d)	1.24%		1.72%		0.97%		0.72%		1.24%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Restated to reflect current fees and expenses.

(c)
Estimated for current fiscal year, as annualized.

(d)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.24% for Class A Shares, 1.72% for Class C Shares, 0.97% for Class I Shares, 0.72% for Class R6 Shares and 1.24% for Class T Shares through July 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Virtus Ceredex Large-Cap Value Equity Fund1

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$694	$954	$1,233	$2,028
Class C	Sold	$275	$586	$1,022	$2,237
	Held	$175	$586	$1,022	$2,237
Class I	Sold or Held	$99	$320	$558	$1,243
Class R6	Sold or Held	$74	$254	$450	$1,015
Class T	Sold or Held	$373	$642	$9391	$1,753
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 54% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S.-traded equity securities of large-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). The subadviser considers large-capitalization companies to be companies with market capitalizations generally within those of companies in the Russell 1000® Value Index. As of December 31, 2017, the market capitalization range of the companies in the Russell 1000® Value Index was $654 million to $489 billion. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more and the fund may focus its investments in one or more sectors.
In selecting investments for purchase and sale, the subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history. The subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. The common stocks purchased for the fund generally pay dividends at the time of purchase or are expected to pay dividends soon after their purchase.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Depositary Receipts Risk.  The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investments in securities of foreign issuers.

>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>
Large Market Capitalization Companies Risk.  The risk that the value of investments in larger companies may not rise as much as smaller companies, or that larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

2Virtus Ceredex Large-Cap Value Equity Fund

>
Portfolio Turnover Risk.  The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

>
Sector Focused Investing Risk.  The risk that events negatively affecting a particular market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.

>
Value Stocks Risk.  The risk that the fund will underperform when value investing is out of favor or that the fund’s investments will not appreciate in value as anticipated.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Best Quarter:	Q2/2009:	15.26%	Worst Quarter:	Q4/2008:	-18.95%	Year to Date (3/31/18):	-4.22%
Virtus Ceredex Large-Cap Value Equity Fund3

Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years	Class R6 Since Inception (8/1/14)
Class I
Return Before Taxes	16.23%	13.79%	8.12%	—
Return After Taxes on Distributions	11.76%	10.84%	6.55%	—
Return After Taxes on Distributions and Sale of Fund Shares	12.33%	10.34%	6.23%	—
Class A
Return Before Taxes	9.23%	12.13%	7.17%	—
Class C
Return Before Taxes	15.38%	12.92%	7.18%	—
Class R6
Return Before Taxes	16.53%	—	—	9.80%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	13.66%	14.04%	7.10%	9.69%
The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Fund Advisers, LLC.
The fund’s subadviser is Ceredex Value Advisors LLC (“Ceredex”).
Portfolio Management
>
Mills Riddick, CFA,  Chief Investment Officer of Ceredex, has managed the fund since 1995.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A and Class C Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A and Class C Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
4Virtus Ceredex Large-Cap Value Equity Fund

Class R6 Shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Ask your financial advisor or visit your financial intermediary’s website for more information.
Virtus Ceredex Large-Cap Value Equity Fund5

Virtus Ceredex Mid-Cap Value Equity Fund

Investment Objective
The fund has an investment objective of seeking to provide capital appreciation. As a secondary goal, the fund also seeks to provide current income.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 182 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 117 of the fund’s statement of additional information.
The Virtus Ceredex Mid-Cap Value Equity Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Ceredex Mid-Cap Value Equity Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class R6		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I		Class R6		Class T
Management Fees	0.69%		0.69%		0.69%		0.69%		0.69%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		1.00%		Non	e	Non	e	0.25%
Other Expenses	0.37	%(b)	0.28	%(b)	0.32	%(b)	0.17	%(b)	0.37	%(c)
Acquired Fund Fees and Expenses	0.01%		0.01%		0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses(d)	1.32%		1.98%		1.02%		0.87%		1.32%
Recoupment of expenses previously reimbursed and/or waived	0.07%		0.00%		0.00%		0.00%		0.00%
Less: Fee Waivers and/or Expense Reimbursements(e)	0.00%		(0.18)%		0.00%		(0.07)%		0.00%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(d)(e)	1.39%		1.80%		1.02%		0.80%		1.32%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Restated to reflect current fees and expenses.

(c)
Estimated for current fiscal year, as annualized.

(d)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(e)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.38% for Class A Shares, 1.79% for Class C Shares, 1.08% for Class I Shares, 0.79% for Class R6 Shares and 1.38% for Class T Shares through July 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued
6Virtus Ceredex Mid-Cap Value Equity Fund

to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$708	$976	$1,263	$2,080
Class C	Sold	$283	$604	$1,051	$2,292
	Held	$183	$604	$1,051	$2,292
Class I	Sold or Held	$104	$325	$563	$1,248
Class R6	Sold or Held	$82	$271	$475	$1,066
Class T	Sold or Held	$381	$658	$955	$1,800
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 82% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S.-traded equity securities of mid-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). The subadviser considers mid-capitalization companies to be companies with market capitalizations generally within those of companies in the Russell Midcap® Index. As of December 31, 2017, the market capitalization range of the companies in the Russell Midcap® Index was $654 million to $36.7 billion. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more and the fund may focus its investments in one or more sectors.
In selecting investments for purchase and sale, the subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history. The subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. The common stocks purchased for the fund generally pay dividends at the time of purchase or are expected to pay dividends soon after their purchase.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Depositary Receipts Risk.  The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investments in securities of foreign issuers.

>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

Virtus Ceredex Mid-Cap Value Equity Fund7

>
Medium Market Capitalization Companies Risk.  The risk that the fund’s investments in medium market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

>
Portfolio Turnover Risk.  The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

>
Sector Focused Investing Risk.  The risk that events negatively affecting a particular market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.

>
Value Stocks Risk.  The risk that the fund will underperform when value investing is out of favor or that the fund’s investments will not appreciate in value as anticipated.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Best Quarter:	Q3/2009:	24.79%	Worst Quarter:	Q3/2011:	-24.11%	Year to Date (3/31/18):	-0.87%
8Virtus Ceredex Mid-Cap Value Equity Fund

Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years	Class R6 Since Inception (8/1/14)
Class I
Return Before Taxes	11.68%	12.94%	9.76%	—
Return After Taxes on Distributions	5.74%	9.25%	7.32%	—
Return After Taxes on Distributions and Sale of Fund Shares	9.35%	9.03%	7.06%	—
Class A
Return Before Taxes	4.83%	11.27%	8.79%	—
Class C
Return Before Taxes	10.81%	12.17%	8.85%	—
Class R6
Return Before Taxes	11.98%	—	—	9.26%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	13.34%	14.68%	9.10%	9.89%
The Russell Midcap® Value Index is a market capitalization-weighted index of medium-capitalization, value-oriented stocks. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Fund Advisers, LLC.
The fund’s subadviser is Ceredex Value Advisors LLC (“Ceredex”).
Portfolio Management
>
Don Wordell, CFA,  Managing Director of Ceredex, has managed the fund since 2001.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A and Class C Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A and Class C Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
Virtus Ceredex Mid-Cap Value Equity Fund9

Class R6 Shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Ask your financial advisor or visit your financial intermediary’s website for more information.
10Virtus Ceredex Mid-Cap Value Equity Fund

Virtus Ceredex Small-Cap Value Equity Fund

Investment Objective
The fund has an investment objective of seeking to provide capital appreciation. As a secondary goal, the fund also seeks to provide current income.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 182 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 117 of the fund’s statement of additional information.
The Virtus Ceredex Small-Cap Value Equity Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Ceredex Small Cap Value Equity Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I		Class T
Management Fees	0.83%		0.83%		0.83%		0.83%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		1.00%		Non	e	0.25%
Other Expenses	0.37	%(b)	0.29	%(b)	0.35	%(b)	0.37	%(c)
Total Annual Fund Operating Expenses	1.45%		2.12%		1.18%		1.45%
Less: Fee Waivers and/or Expense Reimbursements(d)	0.00%		(0.22)%		0.00%		0.00%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(d)	1.45%		1.90%		1.18%		1.45%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Restated to reflect current fees and expenses.

(c)
Estimated for current fiscal year, as annualized.

(d)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.55% for Class A Shares, 1.90% for Class C Shares, 1.24% for Class I Shares and 1.55% for Class T Shares through July 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Virtus Ceredex Small-Cap Value Equity Fund11

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$714	$1,007	$1,322	$2,210
Class C	Sold	$293	$643	$1,119	$2,434
	Held	$193	$643	$1,119	$2,434
Class I	Sold or Held	$120	$375	$649	$1,432
Class T	Sold or Held	$394	$697	$1,022	$1,942
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S.-traded equity securities of small-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). The subadviser considers small-capitalization companies to be both companies with market capitalizations between $50 million and $3 billion and companies with market capitalizations generally within those of companies in the Russell 2000® Value Index. As of December 31, 2017, the market capitalization range of the companies in the Russell 2000® Value Index was $3.9 million to $8.8 billion. As a result of its investment strategy, the fund may focus its investments in one or more sectors.
In selecting investments for purchase and sale, the subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history. The subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. The common stocks purchased for the fund generally pay dividends at the time of purchase or are expected to pay dividends soon after their purchase.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
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Depositary Receipts Risk.  The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investments in securities of foreign issuers.

>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Sector Focused Investing Risk.  The risk that events negatively affecting a particular market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.

12Virtus Ceredex Small-Cap Value Equity Fund

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Small Market Capitalization Companies Risk.  The risk that the fund’s investments in small market capitalization companies may be less liquid and more vulnerable to adverse business or economic developments, which may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

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Value Stocks Risk.  The risk that the fund will underperform when value investing is out of favor or that the fund’s investments will not appreciate in value as anticipated.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Best Quarter:	Q3/2009:	19.65%	Worst Quarter:	Q4/2008:	-26.62%	Year to Date (3/31/18):	-3.93%
Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years
Class I
Return Before Taxes	10.29%	13.09%	9.50%
Return After Taxes on Distributions	6.14%	9.31%	7.38%
Return After Taxes on Distributions and Sale of Fund Shares	9.08%	9.82%	7.43%
Class A
Return Before Taxes	3.72%	11.43%	8.54%
Class C
Return Before Taxes	9.62%	12.32%	8.66%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	7.84%	13.01%	8.17%
The Russell 2000® Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.
Virtus Ceredex Small-Cap Value Equity Fund13

After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Fund Advisers, LLC.
The fund’s subadviser is Ceredex Value Advisors LLC (“Ceredex”).
Portfolio Management
>
Brett Barner, CFA,  Managing Director of Ceredex, has managed the fund since 1994.

Purchase and Sale of Fund Shares
IMPORTANT NOTE: Shares of Virus Ceredex Small-Cap Value Fund are not currently available for purchase by new investors or for exchange from other Virtus Funds by existing investors.
Minimum initial investments applicable to Class A and Class C Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A and Class C Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
Ask your financial advisor or visit your financial intermediary’s website for more information.
14Virtus Ceredex Small-Cap Value Equity Fund

Virtus Conservative Allocation Strategy Fund

Investment Objective
The fund has an investment objective of seeking to provide a high level of capital appreciation and current income.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 182 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 117 of the fund’s statement of additional information.
The Virtus Conservative Allocation Strategy Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Conservative Allocation Strategy, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I		Class T
Management Fees	0.10%		0.10%		0.10%		0.10%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		1.00%		Non	e	0.25%
Other Expenses	0.47	%(b)	0.44	%(b)	0.51	%(b)	0.47	%(c)
Acquired Fund Fees and Expenses	0.62%		0.62%		0.62%		0.62%
Total Annual Fund Operating Expenses(d)	1.44%		2.16%		1.23%		1.44%
Less: Fee Waivers and/or Expense Reimbursements(e)	(0.22)%		(0.24)%		(0.31)%		(0.22)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(d)(e)	1.22%		1.92%		0.92%		1.22%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Restated to reflect current fees and expenses.

(c)
Estimated for current fiscal year, as annualized.

(d)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(e)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.60% for Class A Shares, 1.30% for Class C Shares, 0.30% for Class I Shares and 0.60% for Class T Shares through July 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Virtus Conservative Allocation Strategy Fund15

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$692	$984	$1,297	$2,182
Class C	Sold	$295	$653	$1,137	$2,474
	Held	$195	$653	$1,137	$2,474
Class I	Sold or Held	$94	$360	$646	$1,461
Class T	Sold or Held	$371	$673	$997	$1,913
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 73% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund invests pursuant to an asset allocation strategy in a combination of affiliated fixed income funds and exchange-traded funds (“ETFs”) that invest in bonds (together, “Underlying Fixed Income Funds”), and to a lesser extent, affiliated equity funds and ETFs that invest in equities (together, “Underlying Equity Funds” and, together with Underlying Fixed Income Funds, “Underlying Funds”). The fund invests between 50% and 80% of its assets in Underlying Fixed Income Funds, and between 20% and 40% of its assets in Underlying Equity Funds. The fund’s remaining assets may be invested in cash and cash equivalents, including unaffiliated money market funds, securities issued by the U.S. government, its agencies or instrumentalities, repurchase agreements and short-term paper.
The fund may invest in Underlying Funds that:
•
invest in debt instruments, including mortgage- and asset-backed instruments, securities restricted as to resale, common stocks and other equity securities of U.S. and non-U.S. companies including those in both developed and emerging markets;

•
invest in bank loans and other below investment grade instruments; and

•
invest in inflation-protected public obligations of the U.S. Treasury (“TIPS”), which are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.

The fund has no limits as to the market capitalizations of equity securities in the Underlying Equity Funds’ portfolios, nor does it have limits as to the average maturity of any Underlying Fixed Income Funds or remaining maturities of individual securities in which any Underlying Fixed Income Fund invests.
In selecting a diversified portfolio of Underlying Funds, the adviser analyzes many factors, including the Underlying Funds’ investment objectives, total return, volatility and expenses.
The table that follows shows how the adviser currently expects to allocate the fund’s portfolio among asset classes. The table also shows the sectors within those asset classes to which the fund will currently have exposure.
Asset Class	Investment Range (Percentage of the Conservative Allocation Strategy Fund’s Assets)
Underlying Fixed Income Funds	50-80%
U.S. Investment Grade Bonds
U.S. High Yield Bonds
U.S. Floating Rate Securities (including bank loans)
International Bonds
Emerging Market Bonds
Underlying Equity Funds	20-40%
U.S. Equities
International Equities
16Virtus Conservative Allocation Strategy Fund

Asset Class	Investment Range (Percentage of the Conservative Allocation Strategy Fund’s Assets)
Emerging Market Equities (All Market Capitalizations)
Underlying Money Market Investments	0-20%
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of any Underlying Funds in which the fund invests. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
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Affiliated Fund Risk.  The risk that the adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest.

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Allocation Risk.  The risk that the fund’s exposure to equities and fixed income securities, or to different asset classes, may vary from the intended allocation or may not be optimal for market conditions at a given time.

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Fund of Funds Risk.  The risk that the fund’s performance will be adversely affected by the assets owned by the other mutual funds in which it invests, and that the layering of expenses associated with the fund’s investment in such other funds will cost shareholders more than direct investments would have cost.

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Short-Term Investments Risk.  The risk that the fund’s short-term investments will not provide the liquidity or protection intended or will prevent the fund from experiencing positive movements in the fund’s principal investment strategies.

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U.S. Government Securities Risk.  The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

The principal risks attributable to the Underlying Funds in which the fund invests are:
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Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

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Credit Risk.  The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment grade are especially susceptible to this risk.

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Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or to attempt to increase yield.

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Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

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Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>
Exchange-Traded Funds (ETFs) Risk.  The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

Virtus Conservative Allocation Strategy Fund17

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Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

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Growth Stocks Risk.  The risk that the fund’s investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.

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High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

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Illiquid and Restricted Securities.  Certain securities in which a fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions.

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Inflation Protected Investing Risk.  The risk that inflation-protected securities will react differently from other fixed income securities to changes in interest rates. The values of inflation-protected securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

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Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

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Large Market Capitalization Companies Risk.  The risk that the value of investments in larger companies may not rise as much as smaller companies, or that larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

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Loan Risk.  The risks that, in addition to the risks typically associated with high-yield/high-risk fixed income securities, loans (including floating rate loans) in which the fund invests may be unsecured or not fully collateralized, may be subject to restrictions on resale, and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans.

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Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Mortgage-Backed and Asset-Backed Securities Risk.  The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the fund invests, or that an impairment of the value of collateral underlying such securities will cause the value of the securities to decrease.

>
Real Estate Investment Risk.  The risk that the value of the fund’s shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, changes in the value of the underlying real estate and defaults by lessees and/or borrowers.

>
Small and Medium Market Capitalization Risk.  The risk that the fund's investments in small and medium market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

>
Unrated Fixed Income Securities Risk.  The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended, or that the liquidity of unrated fixed income securities in which the fund invests will be hindered, making it difficult for the fund to sell them.

>
U.S. Government Securities Risk.  The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

>
Value Stocks Risk.  The risk that the fund will underperform when value investing is out of favor or that the fund’s investments will not appreciate in value as anticipated.

18Virtus Conservative Allocation Strategy Fund

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of two broad-based securities market indexes and a composite benchmark. Updated performance information is available at virtus.com or by calling 800-243-1574.
Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Best Quarter:	Q3/2009:	7.57%	Worst Quarter:	Q3/2011:	-4.15%	Year to Date (3/31/18):	-0.51%
Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years
Class I
Return Before Taxes	9.37%	5.22%	5.43%
Return After Taxes on Distributions	6.14%	3.38%	3.87%
Return After Taxes on Distributions and Sale of Fund Shares	6.81%	3.55%	3.80%
Class A
Return Before Taxes	2.75%	3.67%	4.49%
Class C
Return Before Taxes	8.23%	4.18%	4.38%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.54%	2.10%	4.01%
Hybrid 30/70 Blend of the two indexes above (reflects no deduction for fees, expenses or taxes)	8.76%	6.15%	5.60%
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The indexes are unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may
Virtus Conservative Allocation Strategy Fund19

be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Fund Advisers, LLC (the “Adviser”).
Portfolio Management
>
Peter J. Batchelar, CFA, CAIA,  Portfolio Manager for the Adviser and Senior Vice President of Product Management for Virtus Investment Partners, has co-managed the fund since 2017.

>
Thomas P. Wagner, CFA, CAIA,  Portfolio Manager for the Adviser and Vice President of Product Management for Virtus Investment Partners, has co-managed the fund since 2017.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A and Class C Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A and Class C Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
Ask your financial advisor or visit your financial intermediary’s website for more information.
20Virtus Conservative Allocation Strategy Fund

Virtus Growth Allocation Strategy Fund

Investment Objective
The fund has an investment objective of seeking to provide long-term capital appreciation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 182 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 117 of the fund’s statement of additional information.
The Virtus Growth Allocation Strategy Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Growth Allocation Strategy and RidgeWorth Moderate Allocation Strategy, each a series of RidgeWorth Funds (each a “Predecessor Fund” and together the “Predecessor Funds”), resulting from a reorganization of the Predecessor Funds with and into the fund.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I		Class T
Management Fees	0.10%		0.10%		0.10%		0.10%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		1.00%		Non	e	0.25%
Other Expenses	0.37	%(b)	0.38	%(b)	0.45	%(b)	0.37	%(c)
Acquired Fund Fees and Expenses	0.85%		0.85%		0.85%		0.85%
Total Annual Fund Operating Expenses(d)	1.57%		2.33%		1.40%		1.57%
Less: Fee Waivers and/or Expense Reimbursements(e)	(0.03)%		(0.18)%		(0.05)%		(0.03)%
Total Annual Fund Operating Expenses After Expense Reimbursements(d)(e)	1.54%		2.15%		1.35%		1.54%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Restated to reflect current fees and expenses.

(c)
Estimated for current fiscal year, as annualized.

(d)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(e)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.69% for Class A Shares, 1.30% for Class C Shares, 0.50% for Class I Shares and 0.69% for Class T Shares through July 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Virtus Growth Allocation Strategy Fund21

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$723	$1,039	$1,378	$2,333
Class C	Sold	$318	$710	$1,229	$2,652
	Held	$218	$710	$1,229	$2,652
Class I	Sold or Held	$137	$438	$761	$1,675
Class T	Sold or Held	$403	$730	$1,081	$2,068
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 103% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund invests pursuant to an asset allocation strategy in a combination of affiliated equity funds and exchange-traded funds (“ETFs”) that invest in equities (together, “Underlying Equity Funds”), and, to a lesser extent, affiliated fixed income funds and ETFs that invest in bonds (together, “Underlying Fixed Income Funds” and, together with the Underlying Equity Funds, the “Underlying Funds”). The fund invests between 60% and 80% of its assets in Underlying Equity Funds and between 10% and 40% of its assets in Underlying Fixed Income Funds. The fund’s remaining assets may be invested in cash and cash equivalents, including unaffiliated money market funds, securities issued by the U.S. government, its agencies or instrumentalities, repurchase agreements and short-term paper.
The fund may invest in Underlying Funds that:
•
invest in common stocks, other equity securities and debt instruments, including mortgage- and asset-backed instruments and securities restricted as to resale, of U.S. and non-U.S. companies. The Underlying Funds may invest in companies of any size and in both developed and emerging markets;

•
invest in bank loans and other below investment grade instruments; and

•
invest in inflation-protected public obligations of the U.S. Treasury (“TIPS”), which are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.

The fund has no limits as to the market capitalizations of equity securities in the Underlying Equity Funds’ portfolios, nor does it have limits as to the average maturity of any Underlying Fixed Income Funds or remaining maturities of individual securities in which any Underlying Fixed Income Fund invests.
In selecting a diversified portfolio of Underlying Funds, the adviser analyzes many factors, including the Underlying Funds’ investment objectives, total returns, volatility and expenses.
The table that follows shows how the adviser currently expects to allocate the fund’s portfolio among asset classes. The table also shows the sectors within those asset classes to which the fund will currently have exposure.
Asset Class	Investment Range (Percentage of the Growth Allocation Strategy Fund’s Assets)
Underlying Equity Funds	60-80%
U.S. Equities
International Equities
Emerging Market Equities (All Market Capitalizations)
Underlying Fixed Income Funds	10-40%
U.S. Investment Grade Bonds
U.S. High Yield Bonds
U.S. Floating Rate Securities (including bank loans)
International Bonds
22Virtus Growth Allocation Strategy Fund

Asset Class	Investment Range (Percentage of the Growth Allocation Strategy Fund’s Assets)
Emerging Market Bonds
Underlying Money Market Investments	0-20%
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of any Underlying Funds in which the fund invests. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Affiliated Fund Risk.  The risk that the adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest.

>
Allocation Risk.  The risk that the fund’s exposure to equities and fixed income securities, or to different asset classes, may vary from the intended allocation or may not be optimal for market conditions at a given time.

>
Fund of Funds Risk.  The risk that the fund’s performance will be adversely affected by the assets owned by the other mutual funds in which it invests, and that the layering of expenses associated with the fund’s investment in such other funds will cost shareholders more than direct investments would have cost.

>
Short-Term Investments Risk.  The risk that the fund’s short-term investments will not provide the liquidity or protection intended or will prevent the fund from experiencing positive movements in the fund’s principal investment strategies.

>
U.S. Government Securities Risk.  The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

The principal risks attributable to the Underlying Funds in which the fund invests are:
>
Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

>
Credit Risk.  The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment grade are especially susceptible to this risk.

>
Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or to attempt to increase yield.

>
Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>
Exchange-Traded Funds (ETFs) Risk.  The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

Virtus Growth Allocation Strategy Fund23

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
Growth Stocks Risk.  The risk that the fund’s investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.

>
High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>
Illiquid and Restricted Securities.  Certain securities in which a fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions.

>
Inflation Protected Investing Risk.  The risk that inflation-protected securities will react differently from other fixed income securities to changes in interest rates. The values of inflation-protected securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

>
Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>
Large Market Capitalization Companies Risk.  The risk that the value of investments in larger companies may not rise as much as smaller companies, or that larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

>
Loan Risk.  The risks that, in addition to the risks typically associated with high-yield/high-risk fixed income securities, loans (including floating rate loans) in which the fund invests may be unsecured or not fully collateralized, may be subject to restrictions on resale, and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Mortgage-Backed and Asset-Backed Securities Risk.  The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the fund invests, or that an impairment of the value of collateral underlying such securities will cause the value of the securities to decrease.

>
Real Estate Investment Risk.  The risk that the value of the fund’s shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, changes in the value of the underlying real estate and defaults by lessees and/or borrowers.

>
Small and Medium Market Capitalization Risk.  The risk that the fund's investments in small and medium market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

>
Unrated Fixed Income Securities Risk.  The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended, or that the liquidity of unrated fixed income securities in which the fund invests will be hindered, making it difficult for the fund to sell them.

>
U.S. Government Securities Risk.  The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

>
Value Stocks Risk.  The risk that the fund will underperform when value investing is out of favor or that the fund’s investments will not appreciate in value as anticipated.

24Virtus Growth Allocation Strategy Fund

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the RidgeWorth Growth Allocation Strategy as its own. The fund has identical investment objectives and strategies as the RidgeWorth Growth Allocation Strategy.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of two broad-based securities market indexes and a composite benchmark. Updated performance information is available at virtus.com or by calling 800-243-1574.
Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q3/2009:	13.13%	Worst Quarter:	Q4/2008:	-14.19%	Year to Date (3/31/18):	-1.04%
Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years
Class I
Return Before Taxes	16.05%	9.24%	5.86%
Return After Taxes on Distributions	10.87%	6.23%	3.84%
Return After Taxes on Distributions and Sale of Fund Shares	12.60%	6.76%	4.22%
Class A
Return Before Taxes	9.13%	7.74%	4.99%
Class C
Return Before Taxes	15.20%	8.38%	4.91%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.54%	2.10%	4.01%
Hybrid 70/30 Blend of the two indexes above (reflects no deduction for fees, expenses or taxes)	16.08%	11.63%	7.40%
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The indexes are unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may
Virtus Growth Allocation Strategy Fund25

be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Fund Advisers, LLC (the “Adviser”).
Portfolio Management
>
Peter J. Batchelar, CFA, CAIA,  Portfolio Manager for the Adviser and Senior Vice President of Product Management for Virtus Investment Partners, has co-managed the fund since 2017.

>
Thomas P. Wagner, CFA, CAIA,  Portfolio Manager for the Adviser and Vice President of Product Management for Virtus Investment Partners, has co-managed the fund since 2017.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A and Class C Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A and Class C Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
Ask your financial advisor or visit your financial intermediary’s website for more information.
26Virtus Growth Allocation Strategy Fund

Virtus Seix Core Bond Fund

Investment Objective
The fund has an investment objective of seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 182 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 117 of the fund’s statement of additional information.
The Virtus Seix Core Bond Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Seix Core Bond Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund.
Shareholder Fees (fees paid directly from your investment)	Class A		Class I		Class R		Class R6		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%		Non	e	Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	Non	e	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class I		Class R		Class R6		Class T
Management Fees	0.25%		0.25%		0.25%		0.25%		0.25%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		Non	e	0.50%		Non	e	0.25%
Other Expenses	0.39	%(a)	0.37	%(a)	0.34	%(a)	0.22	%(a)	0.39	%(b)
Total Annual Fund Operating Expenses	0.89%		0.62%		1.09%		0.47%		0.89%
Less: Fee Waivers and/or Expense Reimbursements(c)	(0.25)%		(0.12)%		(0.18)%		(0.11)%		(0.25)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(c)	0.64%		0.50%		0.91%		0.36%		0.64%
(a)
Restated to reflect current fees and expenses.

(b)
Estimated for current fiscal year, as annualized.

(c)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.64% for Class A Shares, 0.50% for Class I Shares, 0.91% for Class R Shares, 0.36% for Class R6 Shares and 0.64% for Class T Shares through July 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Virtus Seix Core Bond Fund27

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$438	$624	$826	$1,408
Class I	Sold or Held	$51	$186	$334	$763
Class R	Sold or Held	$93	$329	$583	$1,313
Class R6	Sold or Held	$37	$140	$252	$581
Class T	Sold or Held	$314	$502	$707	$1,296
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 130% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund invests in various types of income-producing debt securities including mortgage- and asset-backed securities, government and agency obligations, and corporate obligations. The fund may invest in debt obligations of U.S. and non-U.S. issuers, including investment grade rated emerging market debt. The fund’s investment in non-U.S. issuers may at times be significant.
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade fixed income securities. These securities will be chosen from the broad universe of available fixed income securities rated investment grade, or unrated securities that the subadviser believes are of comparable quality.
There are no limits on the fund’s average-weighted maturity or on the remaining maturities of individual securities in which the fund may invest. The subadviser may retain securities if the rating of the security falls below investment grade if the subadviser deems retention of the security to be in the best interest of the fund. Such securities are sometimes referred to as “junk bonds.” The fund may also invest a portion of its assets in securities that are restricted as to resale. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more. In selecting investments for purchase and sale, the subadviser generally selects a greater weighting in corporate obligations and mortgage-backed securities relative to the fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.
The subadviser anticipates that the fund’s modified-adjusted duration will mirror that of the Bloomberg Barclays U.S. Aggregate Bond Index, plus or minus 20%. For example, if the duration of the Bloomberg Barclays U.S. Aggregate Bond Index is 5 years, the fund’s duration may be 4-6 years. As of December 31, 2017, the duration of the Bloomberg Barclays U.S. Aggregate Bond Index was 5.98 years. Duration measures a bond or fund’s sensitivity to interest rate or other changes (such as changes in a bond’s yield) and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of 5 years, its value will change by 5% if yields change by 1%. Shorter duration bonds generally result in lower expected volatility.
In addition, to implement its investment strategy, the fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters, and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The fund may also utilize Treasury Inflation Protection Securities (“TIPS”) opportunistically. The fund may count the market value of certain derivatives with investment grade fixed income characteristics and TIPS towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the
28Virtus Seix Core Bond Fund

value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

>
Credit Risk.  The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment grade are especially susceptible to this risk.

>
Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or to attempt to increase yield.

>
Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>
Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

>
Inflation Protected Investing Risk.  The risk that inflation-protected securities will react differently from other fixed income securities to changes in interest rates. The values of inflation-protected securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

>
Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Mortgage-Backed and Asset-Backed Securities Risk.  The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the fund invests, or that an impairment of the value of collateral underlying such securities will cause the value of the securities to decrease.

>
Portfolio Turnover Risk.  The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

>
Unrated Fixed Income Securities Risk.  The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended, or that the liquidity of unrated fixed income securities in which the fund invests will be hindered, making it difficult for the fund to sell them.

>
U.S. Government Securities Risk.  The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Virtus Seix Core Bond Fund29

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.
Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Best Quarter:	Q4/2008:	8.51%	Worst Quarter:	Q4/2016:	-2.81%	Year to Date (3/31/18):	-1.52%
Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years	Class R Since Inception (7/31/09)	Class R6 Since Inception (8/3/15)
Class I
Return Before Taxes	3.05%	1.93%	4.30%	—	—
Return After Taxes on Distributions	2.26%	0.78%	2.82%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	1.72%	1.01%	2.85%	—	—
Class A
Return Before Taxes	-0.95%	0.96%	3.64%	—	—
Class R
Return Before Taxes	2.62%	1.52%	—	3.03%	—
Class R6
Return Before Taxes	3.20%	—	—	—	2.32%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.54%	2.10%	4.01%	3.71%	2.44%
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.
30Virtus Seix Core Bond Fund

After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Fund Advisers, LLC.
The fund’s subadviser is Seix Investment Advisors LLC (“Seix”).
Portfolio Management
>
Carlos Catoya,  Managing Director and Portfolio Manager, has been a member of the fund’s management team since 2015.

>
James F. Keegan,  Chairman, Chief Investment Officer and Senior Portfolio Manager of Seix, has been a member of the fund’s management team since 2008.

>
Michael Rieger,  Managing Director and Senior Portfolio Manager of Seix, has been a member of the fund’s management team since 2007.

>
Perry Troisi,  Managing Director and Senior Portfolio Manager of Seix, has been a member of the fund’s management team since 2004.

>
Jonathan Yozzo,  Managing Director and Portfolio Manager, has been a member of the fund’s management team since 2015.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
For Class R Shares, there is no minimum initial investment and there is no minimum for additional purchases. Class R Shares are available only through various third-party intermediaries that offer employer-sponsored defined contribution retirement plans and other retirement plan platforms, including brokers, dealers, banks, insurance companies, retirement plan record-keepers and others, in each case provided that plan level or omnibus accounts are held on the books of the fund.
Class R6 Shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you can buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Virtus Seix Core Bond Fund31

Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Ask your financial advisor or visit your financial intermediary’s website for more information.
32Virtus Seix Core Bond Fund

Virtus Seix Corporate Bond Fund

Investment Objective
The fund has an investment objective of seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 182 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 117 of the fund’s statement of additional information.
The Virtus Seix Corporate Bond Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Seix Corporate Bond Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%		Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I		Class T
Management Fees	0.40%		0.40%		0.40%		0.40%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		1.00%		Non	e	0.25%
Other Expenses	0.85	%(b)	0.82	%(b)	0.85	%(b)	0.85	%(c)
Total Annual Fund Operating Expenses	1.50%		2.22%		1.25%		1.50%
Less: Fee Waivers and/or Expense Reimbursements(d)	(0.55)%		(0.57)%		(0.55)%		(0.55)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(d)	0.95%		1.65%		0.70%		0.95%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Restated to reflect current fees and expenses.

(c)
Estimated for current fiscal year, as annualized.

(d)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.95% for Class A Shares, 1.65% for Class C Shares, 0.70% for Class I Shares and 0.95% for Class T Shares through July 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Virtus Seix Corporate Bond Fund33

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$468	$779	$1,113	$2,053
Class C	Sold	$268	$639	$1,138	$2,510
	Held	$168	$639	$1,138	$2,510
Class I	Sold or Held	$72	$342	$633	$1,463
Class T	Sold or Held	$345	$660	$997	$1,950
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 80% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund primarily invests in a diversified portfolio of U.S. dollar denominated corporate obligations and other fixed income securities that are rated investment grade (BBB-/Baa3 or better) or unrated securities that the subadviser believes are of comparable quality. There are no limits on the fund’s average-weighted maturity or on the remaining maturities of individual securities in which the fund may invest. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more.
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate bonds. The fund may also invest in U.S. Treasury and agency obligations, floating rate loans, and below investment grade, high yield debt obligations (sometimes referred to as “junk bonds”), including emerging market securities. The fund may invest in U.S. dollar denominated obligations of U.S. and non-U.S. issuers. The fund may invest a portion of its assets in securities that are restricted as to resale.
Buy and sell decisions are based on a wide number of factors that determine the risk-reward profile of each security within the context of the broader portfolio. The subadviser attempts to identify investment grade corporate bonds offering above-average total return. In selecting corporate debt investments for purchase and sale, the subadviser seeks out companies with good fundamentals and above-average return prospects that are currently priced at attractive levels. The primary basis for security selection is the potential income offered by the security relative to the subadviser’s assessment of the issuer’s ability to generate the cash flow required to meet its obligations. The subadviser employs a “bottom-up” approach, identifying investment opportunities based on the underlying financial and economic fundamentals of the specific issuer.
The subadviser anticipates that the fund’s modified-adjusted-duration will mirror that of the Bloomberg Barclays U.S. Corporate Investment Grade Index, plus or minus 20%. For example, if the duration of the Bloomberg Barclays U.S. Corporate Investment Grade Index is 5 years, the fund’s duration may be 4–6 years. As of December 31, 2017, the duration of the Bloomberg Barclays U.S. Corporate Investment Grade Index was 7.58 years. Duration measures a bond or fund’s sensitivity to interest rate or other changes (such as changes in a bond’s yield) and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of 5 years, its value will change by 5% if yields change by 1%. Shorter duration bonds generally result in lower expected volatility.
In addition, to implement its investment strategy, the fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The fund may count the value of certain derivatives with corporate bond characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in corporate bonds.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease
34Virtus Seix Corporate Bond Fund

for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

>
Credit Risk.  The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment grade are especially susceptible to this risk.

>
Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns.

>
Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>
Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

>
Illiquid and Restricted Securities.  Certain securities in which a fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions.

>
Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>
Loan Risk.  The risks that, in addition to the risks typically associated with high-yield/high-risk fixed income securities, loans (including floating rate loans) in which the fund invests may be unsecured or not fully collateralized, may be subject to restrictions on resale, and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Portfolio Turnover Risk.  The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

>
Unrated Fixed Income Securities Risk.  The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended, or that the liquidity of unrated fixed income securities in which the fund invests will be hindered, making it difficult for the fund to sell them.

>
U.S. Government Securities Risk.  The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Virtus Seix Corporate Bond Fund35

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.
Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Best Quarter:	Q2/2009:	7.54%	Worst Quarter:	Q2/2013:	-4.04%	Year to Date (3/31/18):	-2.93%
Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years
Class I
Return Before Taxes	6.69%	3.63%	5.36%
Return After Taxes on Distributions	4.89%	1.68%	3.21%
Return After Taxes on Distributions and Sale of Fund Shares	4.09%	1.98%	3.44%
Class A
Return Before Taxes	2.30%	2.52%	4.64%
Class C
Return Before Taxes	5.59%	2.62%	4.32%
Bloomberg Barclays U.S. Corporate Investment Grade Index (reflects no deduction for mutual fund fees or expenses)	6.42%	3.48%	5.65%
The Bloomberg Barclays U.S. Corporate Investment Grade Index measures the U.S. investment grade fixed rate taxable securities sold by industrial, utility and financial issuers. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
36Virtus Seix Corporate Bond Fund

Management
The fund’s investment adviser is Virtus Fund Advisers, LLC.
The fund’s subadviser is Seix Investment Advisors LLC (“Seix”).
Portfolio Management
>
Carlos Catoya,  Managing Director and Portfolio Manager, has been a member of the fund’s management team since 2015.

>
James F. Keegan,  Chairman, Chief Investment Officer and Senior Portfolio Manager of Seix, has been a member of the fund’s management team since 2008.

>
Perry Troisi,  Managing Director and Senior Portfolio Manager of Seix, has been a member of the fund’s management team since 2004.

>
Jonathan Yozzo,  Managing Director and Portfolio Manager, has been a member of the fund’s management team since 2015.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A and Class C Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A and Class C Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
Ask your financial advisor or visit your financial intermediary’s website for more information.
Virtus Seix Corporate Bond Fund37

Virtus Seix Floating Rate High Income Fund

Investment Objective
The fund has an investment objective of attempting to provide a high level of current income.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 182 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 117 of the fund’s statement of additional information.
The Virtus Seix Floating Rate High Income Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Seix Floating Rate High Income Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class R6		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.75%		Non	e	Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I		Class R6		Class T
Management Fees	0.41%		0.41%		0.41%		0.41%		0.41%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		1.00%		Non	e	Non	e	0.25%
Other Expenses	0.32	%(b)	0.23	%(b)	0.31	%(b)	0.21	%(b)	0.32	%(c)
Acquired Fund Fees and Expenses	0.02%		0.02%		0.02%		0.02%		0.02%
Total Annual Fund Operating Expenses (d)	1.00%		1.66%		0.74%		0.64%		1.00%
Less: Fee Waivers and/or Expense Reimbursements(e)	(0.04)%		(0.12)%		(0.10)%		(0.10)%		(0.04)%
Total Annual Fund Operating Expenses After Expense Reimbursements(d)(e)	0.96%		1.54%		0.64%		0.54%		0.96%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Restated to reflect current fees and expenses.

(c)
Estimated for current fiscal year, as annualized.

(d)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(e)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.94% for Class A Shares, 1.52% for Class C Shares, 0.62% for Class I Shares, 0.52% for Class R6 Shares and 0.94% for Class T Shares through July 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
38Virtus Seix Floating Rate High Income Fund

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$370	$581	$808	$1,462
Class C	Sold	$257	$512	$891	$1,955
	Held	$157	$512	$891	$1,955
Class I	Sold or Held	$65	$226	$402	$909
Class R6	Sold or Held	$55	$195	$347	$789
Class T	Sold or Held	$345	$557	$785	$1,440
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 55% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a combination of first- and second-lien senior floating rate loans and other floating rate debt securities. These loans are loans made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are generally floating, not fixed, and are tied to a benchmark lending rate, the most popular of which is the London Interbank Offered Rate (“LIBOR”) or are set at a specified floor, whichever is higher.
The fund invests all or substantially all of its assets in debt securities that are rated below investment grade by the Merrill Composite Rating (sometimes referred to as “junk bonds”) or in comparable unrated securities, and floating rate loans. The fund may also invest up to 20% of its net assets in any combination of junior debt securities or securities with a lien on collateral lower than a senior claim on collateral, high yield fixed-rate bonds, investment grade fixed income debt obligations, asset-backed securities (such as special purpose trusts investing in bank loans), and short-term investments, including money market securities and repurchase agreements. The fund may invest a portion of its assets in securities that are restricted as to resale.
In selecting investments for purchase and sale, the subadviser will emphasize loans and securities which are within the segment of the high yield market it has targeted, which are loans and securities rated below investment grade or unrated loans and securities that the subadviser believes are of comparable quality. The fund may invest up to 20% of its total assets in senior loans made to non-U.S. borrowers provided that no more than 5% of the portfolio’s loans are non-U.S. dollar denominated. There are no limits on the fund’s average-weighted maturity or on the remaining maturities of individual securities in which the fund may invest. The fund may also engage in certain hedging transactions.
In order to meet short-term liquidity needs, the fund employs a variety of techniques, such as investing in highly-liquid fixed income securities and holding a portion of its assets in cash. Although not a principal investment strategy, the fund may, under certain market conditions, borrow an amount up to 33 1/3% of its total assets (including the amount borrowed) for investment purposes, to meet redemption requests and for temporary, extraordinary or emergency purposes.
Some types of senior loans in which the fund may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans are commonly referred to as revolvers. Because revolvers contractually obligate the lender (and therefore those with an interest in the loan) to fund the revolving portion of the loan at the borrower’s discretion, the fund must have funds sufficient to cover its contractual obligation. Therefore, the fund will maintain, on a daily basis, high-quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. The fund will not encumber any assets that are otherwise encumbered.
The fund will limit its investments in such obligations to no more than 10% of the fund’s total assets. In addition, to implement its investment strategy, the fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, options and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as
Virtus Seix Floating Rate High Income Fund39

interest rate or credit risks. The fund may count the value of certain derivatives with floating rate debt or high yield bond characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in a combination of first- and second-lien senior floating rate loans and other floating rate debt securities.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Asset-Backed Securities.  The risk that changes in interest rates will cause both extension and prepayment risks for asset-backed securities in which the fund invests, or that an impairment of the value of collateral underlying such securities will cause the value of the securities to decrease.

>
Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

>
Credit Risk.  The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment grade are especially susceptible to this risk.

>
Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or to attempt to increase yield.

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>
Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

>
Illiquid and Restricted Securities.  Certain securities in which a fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions.

>
Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>
Loan Risk.  The risks that, in addition to the risks typically associated with high-yield/high-risk fixed income securities, loans (including floating rate loans) in which the fund invests may be unsecured or not fully collateralized, may be subject to restrictions on resale, and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Short-Term Investments Risk.  The risk that the fund’s short-term investments will not provide the liquidity or protection intended or will prevent the fund from experiencing positive movements in the fund’s principal investment strategies.

40Virtus Seix Floating Rate High Income Fund

>
Unrated Fixed Income Securities Risk.  The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended, or that the liquidity of unrated fixed income securities in which the fund invests will be hindered, making it difficult for the fund to sell them.

>
U.S. Government Securities Risk.  The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.
Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Best Quarter:	Q2/2009:	12.47%	Worst Quarter:	Q4/2008:	-18.40%	Year to Date (3/31/18):	1.36%
Virtus Seix Floating Rate High Income Fund41

Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years	Class R6 Since Inception (1/30/15)
Class I
Return Before Taxes	3.87%	3.88%	4.36%	—
Return After Taxes on Distributions	1.97%	1.90%	2.32%	—
Return After Taxes on Distributions and Sale of Fund Shares	2.17%	2.04%	2.47%	—
Class A
Return Before Taxes	0.59%	2.99%	3.75%	—
Class C
Return Before Taxes	2.82%	2.95%	3.40%	—
Class R6
Return Before Taxes	3.97%	—	—	4.68%
Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	4.25%	4.33%	4.57%	4.54%
The Credit Suisse Leveraged Loan Index is a market-weighted index that tracks the investable universe of the U.S. dollar-denominated leveraged loan market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Fund Advisers, LLC.
The fund’s subadviser is Seix Investment Advisors LLC (“Seix”).
Portfolio Management
>
Vincent Flanagan,  Vice President and Portfolio Manager of Seix, has co-managed the fund since 2011.

>
George Goudelias,  Managing Director and Head of Leveraged Finance of Seix, has managed the fund since 2006.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A and Class C Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A and Class C Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

42Virtus Seix Floating Rate High Income Fund

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
Class R6 Shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Ask your financial advisor or visit your financial intermediary’s website for more information.
Virtus Seix Floating Rate High Income Fund43

Virtus Seix Georgia Tax-Exempt Bond Fund

Investment Objective
The fund has an investment objective of seeking current income exempt from federal and state income taxes for Georgia residents consistent with capital preservation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 182 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 117 of the fund’s statement of additional information.
The Virtus Seix Georgia Tax-Exempt Bond Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Seix Georgia Tax-Exempt Bond Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund.
Shareholder Fees (fees paid directly from your investment)	Class A		Class I		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.75%		Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class I		Class T
Management Fees	0.50%		0.50%		0.50%
Distribution and Shareholder Servicing (12b-1) Fees	0.15%		Non	e	0.25%
Other Expenses	0.35	%(a)	0.35	%(a)	0.35	%(b)
Acquired Fund Fees and Expenses	0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses (c)	1.01%		0.86%		1.11%
Less: Fee Waivers and/or Expense Reimbursements(d)	(0.25)%		(0.20)%		(0.25)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(c)(d)	0.76%		0.66%		0.86%
(a)
Restated to reflect current fees and expenses.

(b)
Estimated for current fiscal year, as annualized.

(c)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.75% for Class A Shares, 0.65% for Class I Shares and 0.85% for Class T Shares through July 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
44Virtus Seix Georgia Tax-Exempt Bond Fund

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$350	$564	$794	$1,455
Class I	Sold or Held	$67	$254	$457	$1,042
Class T	Sold or Held	$336	$570	$823	$1,546
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities with income exempt from U.S. federal and Georgia state income taxes. Issuers of these securities may be located in Georgia and any U.S. territory or possession. The fund may invest up to 20% of its assets in securities subject to the U.S. federal alternative minimum tax. The fund may also invest a portion of its net assets in certain taxable debt securities.
In selecting investments for purchase and sale, the subadviser tries to manage risk as much as possible. Based on the subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the subadviser attempts to invest more of the fund’s assets in undervalued market sectors and less in overvalued sectors taking into consideration maturity, sector, credit, state and supply and demand levels. There are no limits on the fund’s effective maturity or on the remaining maturities of individual securities in which the fund may invest. The subadviser tries to diversify the fund’s holdings within the State of Georgia.
The subadviser also attempts to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The fund invests in securities rated investment grade (BBB-/Baa3 or better) by at least one national securities rating agency or unrated securities that the subadviser believes are of comparable quality. The subadviser may retain securities if the rating of the security falls below investment grade and the subadviser deems retention of the security to be in the best interests of the fund.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

>
Credit Risk.  The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment grade are especially susceptible to this risk.

>
Geographic Concentration Risk.  The risk that events negatively affecting the State of Georgia will cause the value of the fund’s shares to decrease, perhaps significantly.

>
Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

Virtus Seix Georgia Tax-Exempt Bond Fund45

>
Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Municipal Bond Market Risk.  The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the value of the fund’s shares to decrease, perhaps significantly.

>
Tax-Exempt Securities  The risk that tax-exempt securities may not provide a higher after-tax return than taxable securities, or that the tax-exempt status of such securities may be lost or limited.

>
Tax Liability Risk.  The risk that noncompliant conduct by a municipal bond issuer, or certain adverse interpretations or actions by a government or tax authority, could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability.

>
Unrated Fixed Income Securities Risk.  The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended, or that the liquidity of unrated fixed income securities in which the fund invests will be hindered, making it difficult for the fund to sell them.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.
Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Best Quarter:	Q3/2009:	6.69%	Worst Quarter:	Q4/2010:	-5.43%	Year to Date (3/31/18):	-1.13%
46Virtus Seix Georgia Tax-Exempt Bond Fund

Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years
Class I
Return Before Taxes	4.43%	2.67%	3.87%
Return After Taxes on Distributions	4.29%	2.57%	3.82%
Return After Taxes on Distributions and Sale of Fund Shares	3.88%	2.68%	3.74%
Class A
Return Before Taxes	1.55%	1.98%	3.44%
Bloomberg Barclays U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	5.45%	3.02%	4.46%
The Bloomberg Barclays U.S. Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The index includes investment grade bonds, general obligations, revenue bonds, insured bonds and pre-funded bonds. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Fund Advisers, LLC.
The fund’s subadviser is Seix Investment Advisors LLC (“Seix”).
Portfolio Management
>
Chris Carter, CFA,  Director and Portfolio Manager of Seix, has managed the fund since 2003.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Virtus Seix Georgia Tax-Exempt Bond Fund47

Taxes
Distributions of net investment income attributed to the tax-exempt interest earned by the fund and designated as “exempt-interest dividends” will be exempt from the federal income tax. Such net investment income attributable to “private activity” bonds (other than private activity bonds issued in 2009 or 2010) may be a preference item for purposes of the federal alternative minimum tax. Income exempt from federal tax may be subject to state and local income tax. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
Ask your financial advisor or visit your financial intermediary’s website for more information.
48Virtus Seix Georgia Tax-Exempt Bond Fund

Virtus Seix High Grade Municipal Bond Fund

Investment Objective
The fund has an investment objective of seeking to maximize total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 182 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 117 of the fund’s statement of additional information.
The Virtus Seix High Grade Municipal Bond Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Seix High Grade Municipal Bond Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund.
Shareholder Fees (fees paid directly from your investment)	Class A		Class I		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.75%		Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class I		Class T
Management Fees	0.50%		0.50%		0.50%
Distribution and Shareholder Servicing (12b-1) Fees	0.15%		Non	e	0.25%
Other Expenses	0.30	%(a)	0.35	%(a)	0.30	%(b)
Acquired Fund Fees and Expenses	0.02%		0.02%		0.02%
Total Annual Fund Operating Expenses(c)	0.97%		0.87%		1.07%
Less: Fee Waivers and/or Expense Reimbursements(d)	(0.15)%		(0.20)%		(0.15)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(c)(d)	0.82%		0.67%		0.92%
(a)
Restated to reflect current fees and expenses.

(b)
Estimated for current fiscal year, as annualized.

(c)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.80% for Class A Shares, 0.65% for Class I Shares and 0.90% for Class T Shares through July 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Virtus Seix High Grade Municipal Bond Fund49

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$356	$561	$782	$1,419
Class I	Sold or Held	$68	$258	$463	$1,054
Class T	Sold or Held	$342	$567	$811	$1,510
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 173% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade (BBB-/Baa3 or better) municipal securities, including securities subject to the U.S. federal alternative minimum tax, with income exempt from regular U.S. federal income tax. The fund may invest its remaining assets in cash, cash equivalents and certain taxable debt securities. There are no limits on the fund’s effective maturity or on the remaining maturities of individual securities in which the fund may invest. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more.
In selecting investments for purchase and sale, the subadviser tries to manage risk as much as possible. Based on the subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the subadviser attempts to invest more of the fund’s assets in undervalued municipal securities and less in overvalued municipal securities taking into consideration maturity, sector, credit, state and supply and demand levels.
The subadviser also attempts to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The fund invests in securities rated investment grade by at least one national securities rating agency or unrated securities that the subadviser believes are of comparable quality. The subadviser may retain securities if the rating of the security falls below investment grade and the subadviser deems retention of the security to be in the best interests of the fund.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

>
Credit Risk.  The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment grade are especially susceptible to this risk.

>
Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

>
Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

50Virtus Seix High Grade Municipal Bond Fund

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Municipal Bond Market Risk.  The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the value of the fund’s shares to decrease, perhaps significantly.

>
Portfolio Turnover Risk.  The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

>
Tax-Exempt Securities  The risk that tax-exempt securities may not provide a higher after-tax return than taxable securities, or that the tax-exempt status of such securities may be lost or limited.

>
Tax Liability Risk.  The risk that noncompliant conduct by a municipal bond issuer, or certain adverse interpretations or actions by a government or tax authority, could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability.

>
Unrated Fixed Income Securities Risk.  The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended, or that the liquidity of unrated fixed income securities in which the fund invests will be hindered, making it difficult for the fund to sell them.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.
Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Best Quarter:	Q3/2009:	7.78%	Worst Quarter:	Q4/2010:	-4.89%	Year to Date (3/31/18):	-1.34%
Virtus Seix High Grade Municipal Bond Fund51

Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years
Class I
Return Before Taxes	5.46%	3.61%	5.02%
Return After Taxes on Distributions	5.43%	3.06%	4.63%
Return After Taxes on Distributions and Sale of Fund Shares	4.23%	3.12%	4.46%
Class A
Return Before Taxes	2.49%	2.88%	4.58%
Bloomberg Barclays U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	5.45%	3.02%	4.46%
The Bloomberg Barclays U.S. Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The index includes investment grade bonds, general obligations, revenue bonds, insured bonds and pre-funded bonds. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Fund Advisers, LLC.
The fund’s subadviser is Seix Investment Advisors LLC (“Seix”).
Portfolio Management
>
Ronald Schwartz, CFA,  Managing Director and Senior Portfolio Manager of Seix, has managed the fund since 1994.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
52Virtus Seix High Grade Municipal Bond Fund

Taxes
Distributions of net investment income attributed to the tax-exempt interest earned by the fund and designated as “exempt-interest dividends” will be exempt from the federal income tax. Such net investment income attributable to “private activity” bonds (other than private activity bonds issued in 2009 or 2010) may be a preference item for purposes of the federal alternative minimum tax. Income exempt from federal tax may be subject to state and local income tax. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
Ask your financial advisor or visit your financial intermediary’s website for more information.
Virtus Seix High Grade Municipal Bond Fund53

Virtus Seix High Income Fund

Investment Objective
The fund has an investment objective of seeking high current income and, secondarily, total return (comprised of capital appreciation and income).
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 182 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 117 of the fund’s statement of additional information.
The Virtus Seix High Income Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Seix High Income Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund.
Shareholder Fees (fees paid directly from your investment)	Class A		Class I		Class R		Class R6		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%		Non	e	Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	Non	e	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class I		Class R		Class R6		Class T
Management Fees	0.55%		0.55%		0.55%		0.55%		0.55%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		Non	e	0.50%		Non	e	0.25%
Other Expenses	0.37	%(a)	0.35	%(a)	0.26	%(a)	0.20	%(a)	0.37	%(b)
Acquired Fund Fees and Expenses	0.01%		0.01%		0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses(c)	1.18%		0.91%		1.32%		0.76%		1.18%
Less: Fee Waivers and/or Expense Reimbursements(d)	(0.14)%		(0.10)%		(0.09)%		(0.11)%		(0.14)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(c)(d)	1.04%		0.81%		1.23%		0.65%		1.04%
(a)
Restated to reflect current fees and expenses.

(b)
Estimated for current fiscal year, as annualized.

(c)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.03% for Class A Shares, 0.80% for Class I Shares, 1.22% for Class R Shares, 0.64% for Class R6 Shares and 1.03% for Class T Shares through July 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
54Virtus Seix High Income Fund

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$477	$722	$987	$1,741
Class I	Sold or Held	$83	$280	$494	$1,110
Class R	Sold or Held	$125	$409	$715	$1,582
Class R6	Sold or Held	$66	$232	$412	$932
Class T	Sold or Held	$353	$602	$870	$1,634
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund invests primarily in a diversified portfolio of higher yielding, lower-rated income-producing debt instruments, including corporate obligations, floating rate loans and other debt obligations. The fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market corporate debt. The fund’s investment in non-U.S. issuers may at times be significant. There are no limits on the fund’s average-weighted maturity or on the remaining maturities of individual securities in which the fund may invest. The fund will invest at least 65%, and may invest up to 100%, of its assets in securities rated below investment grade by the Merrill Composite Rating or in unrated securities that the subadviser believes are of comparable quality. Such securities are commonly known as “junk bonds” and present greater risks than investment grade debt securities. The fund may also invest a portion of its assets in securities that are restricted as to resale. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more.
In addition, to implement its investment strategy, the fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 65% of its net assets in non-investment grade fixed income securities.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

>
Credit Risk.  The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment grade are especially susceptible to this risk.

>
Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or to attempt to increase yield.

Virtus Seix High Income Fund55

>
Depositary Receipts Risk.  The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investments in securities of foreign issuers.

>
Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>
Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

>
Illiquid and Restricted Securities.  Certain securities in which a fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions.

>
Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>
Loan Risk.  The risks that, in addition to the risks typically associated with high-yield/high-risk fixed income securities, loans (including floating rate loans) in which the fund invests may be unsecured or not fully collateralized, may be subject to restrictions on resale, and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Portfolio Turnover Risk.  The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

>
Unrated Fixed Income Securities Risk.  The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended, or that the liquidity of unrated fixed income securities in which the fund invests will be hindered, making it difficult for the fund to sell them.

>
U.S. Government Securities Risk.  The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.
Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.
56Virtus Seix High Income Fund

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Best Quarter:	Q2/2009:	18.23%	Worst Quarter:	Q4/2008:	-21.86%	Year to Date (3/31/18):	-0.90%
Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years	Class R Since Inception (7/31/09)	Class R6 Since Inception (8/1/14)
Class I
Return Before Taxes	7.61%	5.28%	7.72%	—	—
Return After Taxes on Distributions	4.91%	2.20%	4.60%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	4.26%	2.62%	4.64%	—	—
Class A
Return Before Taxes	3.34%	4.24%	7.04%	—	—
Class R
Return Before Taxes	7.33%	4.85%	—	8.84%	—
Class R6
Return Before Taxes	7.78%	—	—	—	4.51%
Bloomberg Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)	7.50%	5.78%	8.03%	9.33%	5.25%
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures fixed rate, non-investment grade debt securities of U.S. corporations. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Fund Advisers, LLC.
The fund’s subadviser is Seix Investment Advisors LLC (“Seix”).
Portfolio Management
>
James FitzPatrick, CFA,  Managing Director, Portfolio Manager and Head of Leveraged Finance Trading of Seix, has co-managed the fund since 2013.

Virtus Seix High Income Fund57

>
Michael Kirkpatrick,  Managing Director and Senior Portfolio Manager of Seix, has co-managed the fund since 2011.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
For Class R Shares, there is no minimum initial investment and there is no minimum for additional purchases. Class R Shares are available only through various third-party intermediaries that offer employer-sponsored defined contribution retirement plans and other retirement plan platforms, including brokers, dealers, banks, insurance companies, retirement plan record-keepers and others, in each case provided that plan level or omnibus accounts are held on the books of the fund.
Class R6 Shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you can buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Ask your financial advisor or visit your financial intermediary’s website for more information.
58Virtus Seix High Income Fund

Virtus Seix High Yield Fund

Investment Objective
The fund has an investment objective of seeking high income and, secondarily, capital appreciation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds.You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 182 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 117 of the fund’s statement of additional information.
The Virtus Seix High Yield Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Seix High Yield Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund.
Shareholder Fees (fees paid directly from your investment)	Class A		Class I		Class R		Class R6		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%		Non	e	Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	Non	e	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class I		Class R		Class R6		Class T
Management Fees	0.45%		0.45%		0.45%		0.45%		0.45%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		Non	e	0.50%		Non	e	0.25%
Other Expenses	0.29	%(a)	0.31	%(a)	0.27	%(a)	0.20	%(a)	0.29	%(b)
Acquired Fund Fees and Expenses	0.01%		0.01%		0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses(c)	1.00%		0.77%		1.23%		0.66%		1.00%
Less: Fee Waivers and/or Expense Reimbursements(d)	(0.17)%		(0.12)%		(0.18)%		(0.12)%		(0.17)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(c)(d)	0.83%		0.65%		1.05%		0.54%		0.83%
(a)
Restated to reflect current fees and expenses.

(b)
Estimated for current fiscal year, as annualized.

(c)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.82% for Class A Shares, 0.64% for Class I Shares, 1.04% for Class R Shares, 0.53% for Class R6 Shares and 0.82% for Class T Shares through July 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Virtus Seix High Yield Fund59

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$457	$665	$891	$1,539
Class I	Sold or Held	$66	$234	$416	$943
Class R	Sold or Held	$107	$373	$658	$1,473
Class R6	Sold or Held	$55	$199	$356	$811
Class T	Sold or Held	$333	$544	$773	$1,429
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 41% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
Under normal circumstances, the fund invests in various types of lower-rated, higher yielding debt instruments, including corporate obligations, floating rate loans and other debt obligations. The fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The fund’s investment in non-U.S. issuers may at times be significant.
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield securities. These securities will be chosen from the broad universe of available U.S. dollar denominated, high yield securities rated below investment grade by either the Merrill Composite Rating or unrated securities that the subadviser believes are of comparable quality. Such securities are commonly known as “junk bonds” and present greater risks than investment grade bonds. Although the fund seeks to achieve its investment objective primarily through investment in high yield securities, the fund may invest up to 20% of its net assets in investment grade securities.
The fund will be managed with a duration that is close to the fund’s comparative benchmark, the ICE BofAML US High Yield BB-B Constrained Index, which is generally between 3 and 6 years. Duration measures a bond or fund’s sensitivity to interest rate or other changes (such as changes in a bond’s yield) and is expressed as a number of years or days. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of 5 years, its value will change by 5% if yields change by 1%. Shorter duration bonds generally result in lower expected volatility. The fund may also invest a portion of its assets in securities that are restricted as to resale.
In addition, to implement its investment strategy, the fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in high yield securities.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

60Virtus Seix High Yield Fund

>
Credit Risk.  The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment grade are especially susceptible to this risk.

>
Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or to attempt to increase yield.

>
Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>
Illiquid and Restricted Securities.  Certain securities in which a fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions.

>
Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

>
Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>
Loan Risk.  The risks that, in addition to the risks typically associated with high-yield/high-risk fixed income securities, loans (including floating rate loans) in which the fund invests may be unsecured or not fully collateralized, may be subject to restrictions on resale, and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Unrated Fixed Income Securities Risk.  The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended, or that the liquidity of unrated fixed income securities in which the fund invests will be hindered, making it difficult for the fund to sell them.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.
Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.
Virtus Seix High Yield Fund61

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Best Quarter:	Q2/2009:	11.39%	Worst Quarter:	Q4/2008:	-14.52%	Year to Date (3/31/18):	-0.87%
Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years	Class R Since Inception (7/31/09)	Class R6 Since Inception (8/1/16)
Class I
Return Before Taxes	6.99%	4.55%	6.32%	—	—
Return After Taxes on Distributions	4.61%	1.30%	3.22%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	3.92%	2.12%	3.60%	—	—
Class A
Return Before Taxes	2.83%	3.55%	5.74%	—	—
Class R
Return Before Taxes	6.57%	4.12%	—	7.13%	—
Class R6
Return Before Taxes	7.11%	—	—	—	8.02%
ICE BofAML US High Yield BB-B Constrained Index (reflects no deduction for fees, expenses or taxes)	6.98%	5.59%	7.33%	8.67%	7.75%
The ICE BofAML US High Yield BB-B Constrained Index measures performance of BB/B U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market, and is restricted to a maximum of 2% per issuer. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Fund Advisers, LLC.
The fund’s subadviser is Seix Investment Advisors LLC (“Seix”).
Portfolio Management
>
James FitzPatrick, CFA,  Managing Director, Portfolio Manager and Head of Leveraged Finance Trading of Seix, has co-managed the fund since 2013.

62Virtus Seix High Yield Fund

>
Michael Kirkpatrick,  Managing Director and Senior Portfolio Manager of Seix, has co-managed the fund since 2007.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
For Class R Shares, there is no minimum initial investment and there is no minimum for additional purchases. Class R Shares are available only through various third-party intermediaries that offer employer-sponsored defined contribution retirement plans and other retirement plan platforms, including brokers, dealers, banks, insurance companies, retirement plan record-keepers and others, in each case provided that plan level or omnibus accounts are held on the books of the fund.
Class R6 Shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you can buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Ask your financial advisor or visit your financial intermediary’s website for more information.
Virtus Seix High Yield Fund63

Virtus Seix Investment Grade Tax-Exempt Bond Fund

Investment Objective
The fund has an investment objective of seeking to maximize high total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 182 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 117 of the fund’s statement of additional information.
The Virtus Seix Investment Grade Tax-Exempt Bond Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Seix Investment Grade Tax-Exempt Bond Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund.
Shareholder Fees (fees paid directly from your investment)	Class A		Class I		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.75%		Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class I		Class T
Management Fees	0.50%		0.50%		0.50%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		Non	e	0.25%
Other Expenses	0.26	%(a)	0.31	%(a)	0.26	%(b)
Acquired Fund Fees and Expenses	0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses(c)	1.02%		0.82%		1.02%
Less: Fee Waivers and/or Expense Reimbursements(d)	(0.21)%		(0.16)%		(0.21)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(c)(d)	0.81%		0.66%		0.81%
(a)
Restated to reflect current fees and expenses.

(b)
Estimated for current fiscal year, as annualized.

(c)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.80% for Class A Shares, 0.65% for Class I Shares and 0.80% for Class T Shares through July 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
64Virtus Seix Investment Grade Tax-Exempt Bond Fund

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$355	$570	$803	$1,470
Class I	Sold or Held	$67	$246	$439	$999
Class T	Sold or Held	$331	$546	$779	$1,448
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 130% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade (BBB-/Baa3 or better) tax-exempt obligations, such as municipal securities. The issuers of these securities may be located in any U.S. state, territory or possession. The fund may invest up to 20% of its assets in securities subject to the U.S. federal alternative minimum tax. The fund may also invest a portion of its net assets in certain taxable debt securities. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more.
In selecting investments for purchase and sale, the subadviser tries to manage risk as much as possible. Based on the subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the subadviser attempts to invest more of the fund’s assets in undervalued municipal securities and less in overvalued municipal securities taking into consideration maturity, sector, credit, state and supply and demand levels.
The subadviser also attempts to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The subadviser anticipates that the fund’s effective maturity will range from 4 to 10 years but there is no limit on the maturities of individual securities in which the fund may invest. The fund invests in securities rated investment grade by at least one national securities rating agency or unrated securities that the subadviser believes are of comparable quality. The subadviser may retain securities if the rating of the security falls below investment grade and the subadviser deems retention of the security to be in the best interests of the fund.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

>
Credit Risk.  The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment grade are especially susceptible to this risk.

>
Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

>
Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

Virtus Seix Investment Grade Tax-Exempt Bond Fund65

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Municipal Bond Market Risk.  The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the value of the fund’s shares to decrease, perhaps significantly.

>
Portfolio Turnover Risk.  The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

>
Tax-Exempt Securities  The risk that tax-exempt securities may not provide a higher after-tax return than taxable securities, or that the tax-exempt status of such securities may be lost or limited.

>
Tax Liability Risk.  The risk that noncompliant conduct by a municipal bond issuer, or certain adverse interpretations or actions by a government or tax authority, could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability.

>
Unrated Fixed Income Securities Risk.  The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended, or that the liquidity of unrated fixed income securities in which the fund invests will be hindered, making it difficult for the fund to sell them.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.
Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Best Quarter:	Q3/2009:	6.32%	Worst Quarter:	Q4/2010:	-3.51%	Year to Date (3/31/18):	-1.14%
66Virtus Seix Investment Grade Tax-Exempt Bond Fund

Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years
Class I
Return Before Taxes	3.81%	2.33%	4.20%
Return After Taxes on Distributions	3.80%	1.90%	3.71%
Return After Taxes on Distributions and Sale of Fund Shares	3.31%	2.17%	3.70%
Class A
Return Before Taxes	0.80%	1.62%	3.68%
Bloomberg Barclays U.S. Municipal Bond 1-15 Year Blend (1-17) Index (reflects no deduction for fees, expenses or taxes)	4.33%	2.46%	3.99%
The Bloomberg Barclays U.S. Municipal Bond 1-15 Year Blend (1-17) Index is a market capitalization-weighted index of investment grade tax-exempt bonds with maturities of 1-17 years. The index includes investment grade bonds, general obligations, revenue bonds, insured bonds and pre-funded bonds. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Fund Advisers, LLC.
The fund’s subadviser is Seix Investment Advisors LLC (“Seix”).
Portfolio Management
>
Ronald Schwartz, CFA,  Managing Director and Senior Portfolio Manager of Seix, has managed the fund since 1992.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Virtus Seix Investment Grade Tax-Exempt Bond Fund67

Taxes
Distributions of net investment income attributed to the tax-exempt interest earned by the fund and designated as “exempt-interest dividends” will be exempt from the federal income tax. Such net investment income attributable to “private activity” bonds (other than private activity bonds issued in 2009 or 2010) may be a preference item for purposes of the federal alternative minimum tax. Income exempt from federal tax may be subject to state and local income tax. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
Ask your financial advisor or visit your financial intermediary’s website for more information.
68Virtus Seix Investment Grade Tax-Exempt Bond Fund

Virtus Seix North Carolina Tax-Exempt Bond Fund

Investment Objective
The fund has an investment objective of seeking current income exempt from federal and state income taxes for North Carolina residents consistent with capital preservation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 182 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 117 of the fund’s statement of additional information.
The Virtus Seix North Carolina Tax-Exempt Bond Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Seix North Carolina Tax-Exempt Bond Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund.
Shareholder Fees (fees paid directly from your investment)	Class A		Class I		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.75%		Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class I		Class T
Management Fees	0.50%		0.50%		0.50%
Distribution and Shareholder Servicing (12b-1) Fees	0.15%		Non	e	0.25%
Other Expenses	0.50	%(a)	0.60	%(a)	0.50	%(b)
Acquired Fund Fees and Expenses	0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses(c)	1.16%		1.11%		1.26%
Less: Fee Waivers and/or Expense Reimbursements(d)	(0.35)%		(0.45)%		(0.35)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(c)(d)	0.81%		0.66%		0.91%
(a)
Restated to reflect current fees and expenses.

(b)
Estimated for current fiscal year, as annualized.

(c)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.80% for Class A Shares, 0.65% for Class I Shares and 0.90% for Class T Shares through July 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Virtus Seix North Carolina Tax-Exempt Bond Fund69

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$355	$600	$863	$1,615
Class I	Sold or Held	$67	$308	$568	$1,311
Class T	Sold or Held	$341	$606	$892	$1,705
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities with income exempt from U.S. federal and North Carolina state income taxes. Issuers of these securities may be located in North Carolina and any U.S. territory or possession. The fund may invest up to 20% of its assets in securities subject to the U.S. federal alternative minimum tax. The fund may also invest a portion of its net assets in certain taxable debt securities.
In selecting investments for purchase and sale, the subadviser tries to manage risk as much as possible. Based on the subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the subadviser attempts to invest more of the fund’s assets in undervalued market sectors and less in overvalued sectors taking into consideration maturity, sector, credit, state and supply and demand levels. There are no limits on the fund’s effective maturity or on the remaining maturities of individual securities in which the fund may invest.
The subadviser tries to diversify the fund’s holdings within the State of North Carolina. The subadviser also attempts to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The fund invests in securities rated investment grade (BBB-/Baa3 or better) by at least one national securities rating agency or unrated securities that the subadviser believes are of comparable quality. The subadviser may retain securities if the rating of the security falls below investment grade and the subadviser deems retention of the security to be in the best interests of the fund.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

>
Credit Risk.  The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment grade are especially susceptible to this risk.

>
Geographic Concentration Risk.  The risk that events negatively affecting the State of North Carolina will cause the value of the fund’s shares to decrease, perhaps significantly.

>
Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

70Virtus Seix North Carolina Tax-Exempt Bond Fund

>
Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Municipal Bond Market Risk.  The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the value of the fund’s shares to decrease, perhaps significantly.

>
Non-Diversification Risk.  The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that the fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

>
Tax-Exempt Securities  The risk that tax-exempt securities may not provide a higher after-tax return than taxable securities, or that the tax-exempt status of such securities may be lost or limited.

>
Tax Liability Risk.  The risk that noncompliant conduct by a municipal bond issuer, or certain adverse interpretations or actions by a government or tax authority, could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability.

>
Unrated Fixed Income Securities Risk.  The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended, or that the liquidity of unrated fixed income securities in which the fund invests will be hindered, making it difficult for the fund to sell them.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.
Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Best Quarter:	Q3/2009:	6.54%	Worst Quarter:	Q4/2010:	-5.20%	Year to Date (3/31/18):	-1.86%
Virtus Seix North Carolina Tax-Exempt Bond Fund71

Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years
Class I
Return Before Taxes	4.31%	2.50%	3.86%
Return After Taxes on Distributions	4.12%	2.17%	3.70%
Return After Taxes on Distributions and Sale of Fund Shares	3.60%	2.44%	3.66%
Class A
Return Before Taxes	1.29%	1.77%	3.41%
Bloomberg Barclays U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	5.45%	3.02%	4.46%
The Bloomberg Barclays U.S. Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The index includes investment grade bonds, general obligations, revenue bonds, insured bonds and pre-funded bonds. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Fund Advisers, LLC.
The fund’s subadviser is Seix Investment Advisors LLC (“Seix”).
Portfolio Management
>
Chris Carter, CFA,  Director and Portfolio Manager of Seix, has managed the fund since 2005.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
72Virtus Seix North Carolina Tax-Exempt Bond Fund

Taxes
Distributions of net investment income attributed to the tax-exempt interest earned by the fund and designated as “exempt-interest dividends” will be exempt from the federal income tax. Such net investment income attributable to “private activity” bonds (other than private activity bonds issued in 2009 or 2010) may be a preference item for purposes of the federal alternative minimum tax. Income exempt from federal tax may be subject to state and local income tax. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
Ask your financial advisor or visit your financial intermediary’s website for more information.
Virtus Seix North Carolina Tax-Exempt Bond Fund73

Virtus Seix Short-Term Bond Fund

Investment Objective
The fund has an investment objective of seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 182 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 117 of the fund’s statement of additional information.
The Virtus Seix Short-Term Bond Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Seix Short-Term Bond Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.25%		Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I		Class T
Management Fees	0.40%		0.40%		0.40%		0.40%
Distribution and Shareholder Servicing (12b-1) Fees	0.20%		1.00%		Non	e	0.25%
Other Expenses	0.93	%(b)	0.95	%(b)	0.95	%(b)	0.93	%(c)
Total Annual Fund Operating Expenses	1.53%		2.35%		1.35%		1.58%
Less: Fee Waivers and/or Expense Reimbursements(d)	(0.73)%		(0.78)%		(0.75)%		(0.73)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(d)	0.80%		1.57%		0.60%		0.85%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Restated to reflect current fees and expenses.

(c)
Estimated for current fiscal year, as annualized.

(d)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.80% for Class A Shares, 1.57% for Class C Shares, 0.60% for Class I Shares and 0.85% for Class T Shares through July 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
74Virtus Seix Short-Term Bond Fund

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$305	$627	$973	$1,947
Class C	Sold	$260	$659	$1,185	$2,626
	Held	$160	$659	$1,185	$2,626
Class I	Sold or Held	$61	$354	$668	$1,558
Class T	Sold or Held	$335	$667	$1,022	$2,021
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 145% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of short- to medium-term investment grade (BBB-/Baa3 or better) U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. These securities may be rated investment grade by at least one national securities rating agency or may be unrated securities that the subadviser believes are of comparable quality. The fund’s investment in non-U.S. issuers may at times be significant.
There are no limits on the fund’s average-weighted maturity or on the remaining maturities of individual securities in which the fund may invest. The subadviser anticipates that the fund’s modified-adjusted duration will mirror that of the Bloomberg Barclays 1-3 Year Government/Credit Index, plus or minus 20%. For example, if the duration of the Bloomberg Barclays 1-3 Year Government/Credit Index is 1.5 years, the fund’s duration may be 1.2 to 1.8 years. As of December 31, 2017, the duration of the Bloomberg Barclays 1-3 Year Government/Credit Index was 1.91 years. Duration measures a bond or fund’s sensitivity to interest rate or other changes (such as changes in a bond’s yield) and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of 5 years, its value will change by 5% if yields change by 1%. Shorter duration bonds generally result in lower expected volatility.
The subadviser may retain securities if the rating of the security falls below investment grade and the subadviser deems retention of the security to be in the best interests of the fund. The fund may invest a portion of its assets in securities that are restricted as to resale. As a result of its investment strategies, the fund’s portfolio turnover rate may be 100% or more.
In selecting securities for purchase and sale, the subadviser attempts to identify securities that are expected to offer a comparably better investment return for a given level of risk. For example, short-term bonds generally have better returns than money market instruments with a fairly modest increase in risk and/or volatility. The subadviser manages the fund from a total return perspective. That is, the subadviser makes day-to-day investment decisions for the fund with a view towards maximizing returns. The subadviser analyzes, among other things, yields, market sectors and credit risk in an effort to identify attractive investments with attractive risk/reward trade-offs.
In addition, to implement its investment strategy, the fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures and options) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining
Virtus Seix Short-Term Bond Fund75

shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

>
Credit Risk.  The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment grade are especially susceptible to this risk.

>
Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or to attempt to increase yield.

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
Illiquid and Restricted Securities.  Certain securities in which a fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions.

>
Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

>
Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Mortgage-Backed and Asset-Backed Securities Risk.  The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the fund invests, or that an impairment of the value of collateral underlying such securities will cause the value of the securities to decrease.

>
Portfolio Turnover Risk.  The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

>
Unrated Fixed Income Securities Risk.  The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended, or that the liquidity of unrated fixed income securities in which the fund invests will be hindered, making it difficult for the fund to sell them.

>
U.S. Government Securities Risk.  The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.
Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.
76Virtus Seix Short-Term Bond Fund

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Best Quarter:	Q2/2009:	3.85%	Worst Quarter:	Q3/2008:	-2.34%	Year to Date (3/31/18):	-0.44%
Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years
Class I
Return Before Taxes	0.56%	0.62%	1.82%
Return After Taxes on Distributions	0.09%	0.22%	1.14%
Return After Taxes on Distributions and Sale of Fund Shares	0.32%	0.29%	1.14%
Class A
Return Before Taxes	-1.70%	-0.01%	1.39%
Class C
Return Before Taxes	-0.23%	-0.16%	0.92%
Bloomberg Barclays 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)	0.84%	0.84%	1.85%
The Bloomberg Barclays 1-3 Year Government/Credit Index measures U.S. measures U.S. investment grade and corporate debt securities with an average maturity of 1 to 3 years. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Fund Advisers, LLC.
The fund’s subadviser is Seix Investment Advisors LLC (“Seix”).
Portfolio Management
>
Carlos Catoya,  Managing Director and Portfolio Manager, has been a member of the fund’s management team since 2015.

>
James F. Keegan,  Chairman, Chief Investment Officer and Senior Portfolio Manager of Seix, has been a member of the fund’s management team since 2014.

>
Michael Rieger,  Managing Director and Senior Portfolio Manager of Seix, has been a member of the fund’s management team since 2014.

Virtus Seix Short-Term Bond Fund77

>
Perry Troisi,  Managing Director and Senior Portfolio Manager of Seix, has been a member of the fund’s management team since 2014.

>
Jonathan Yozzo,  Managing Director and Portfolio Manager, has been a member of the fund’s management team since 2015.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A and Class C Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A and Class C Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
Ask your financial advisor or visit your financial intermediary’s website for more information.
78Virtus Seix Short-Term Bond Fund

Virtus Seix Short-Term Municipal Bond Fund

Investment Objective
The fund has an investment objective of seeking to maximize total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 182 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 117 of the fund’s statement of additional information.
The Virtus Seix Short-Term Municipal Bond Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Seix Short-Term Municipal Bond Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund.
Shareholder Fees (fees paid directly from your investment)	Class A		Class I		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.25%		Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class I		Class T
Management Fees	0.35%		0.35%		0.35%
Distribution and Shareholder Servicing (12b-1) Fees	0.15%		Non	e	0.25%
Other Expenses	0.50	%(a)	0.47	%(a)	0.50	%(b)
Acquired Fund Fees and Expenses	0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses (c)	1.01%		0.83%		1.11%
Less: Fee Waivers and/or Expense Reimbursements(d)	(0.35)%		(0.34)%		(0.35)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(c)(d)	0.66%		0.49%		0.76%
(a)
Restated to reflect current fees and expenses.

(b)
Estimated for current fiscal year, as annualized.

(c)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.65% for Class A Shares, 0.48% for Class I Shares and 0.75% for Class T Shares through July 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Virtus Seix Short-Term Municipal Bond Fund79

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$291	$505	$737	$1,402
Class I	Sold or Held	$50	$231	$427	$994
Class T	Sold or Held	$326	$560	$813	$1,537
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 56% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities, including securities subject to the U.S. federal alternative minimum tax, with the income exempt from regular U.S. federal income tax. The fund will invest primarily in investment grade short-term municipal securities. The issuers of these securities may be located in any U.S. state, territory or possession. The fund may also invest a portion of its net assets in certain taxable debt securities. The fund expects that it will normally maintain an effective maturity of 3 years or less.
In selecting investments for purchase and sale, the subadviser tries to manage risk as much as possible. Based on the subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the subadviser attempts to invest more of the fund’s assets in undervalued municipal securities and less in overvalued municipal securities taking into consideration maturity, sector, credit, state and supply and demand levels.
The subadviser also attempts to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The fund invests in securities rated investment grade (BBB-/Baa3 or better) by at least one national securities rating agency or unrated securities that the subadviser believes are of comparable quality. The subadviser may retain securities if the rating of the security falls below investment grade and the subadviser deems retention of the security to be in the best interests of the fund.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

>
Credit Risk.  The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment grade are especially susceptible to this risk.

>
Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

>
Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

80Virtus Seix Short-Term Municipal Bond Fund

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Municipal Bond Market Risk.  The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the value of the fund’s shares to decrease, perhaps significantly.

>
Tax-Exempt Securities  The risk that tax-exempt securities may not provide a higher after-tax return than taxable securities, or that the tax-exempt status of such securities may be lost or limited.

>
Tax Liability Risk.  The risk that noncompliant conduct by a municipal bond issuer, or certain adverse interpretations or actions by a government or tax authority, could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability.

>
Unrated Fixed Income Securities Risk.  The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended, or that the liquidity of unrated fixed income securities in which the fund invests will be hindered, making it difficult for the fund to sell them.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.
Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Best Quarter:	Q3/2009:	6.09%	Worst Quarter:	Q4/2010:	-4.71%	Year to Date (3/31/18):	-0.16%
Virtus Seix Short-Term Municipal Bond Fund81

Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years
Class I
Return Before Taxes	1.25%	0.70%	2.83%
Return After Taxes on Distributions	1.22%	0.58%	2.58%
Return After Taxes on Distributions and Sale of Fund Shares	1.09%	0.60%	2.63%
Class A
Return Before Taxes	-1.05%	0.09%	2.47%
Bloomberg Barclays Year Municipal Bond 1-5 Index (reflects no deduction for fees, expenses or taxes)	1.61%	1.07%	2.32%
The Bloomberg Barclays Year Municipal Bond 1-5 Index is a market capitalization-weighted index of investment grade tax-exempt bonds with maturities ranging of 1-5 years. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Fund Advisers, LLC.
The fund’s subadviser is Seix Investment Advisors LLC (“Seix”).
Portfolio Management
>
Ronald Schwartz, CFA,  Managing Director and Senior Portfolio Manager of Seix, has co-managed the fund since 2011.

>
Dusty Self,  Managing Director and Portfolio Manager of Seix, has co-managed the fund since 2011.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
82Virtus Seix Short-Term Municipal Bond Fund

Taxes
Distributions of net investment income attributed to the tax-exempt interest earned by the fund and designated as “exempt-interest dividends” will be exempt from the federal income tax. Such net investment income attributable to “private activity” bonds (other than private activity bonds issued in 2009 or 2010) may be a preference item for purposes of the federal alternative minimum tax. Income exempt from federal tax may be subject to state and local income tax. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
Ask your financial advisor or visit your financial intermediary’s website for more information.
Virtus Seix Short-Term Municipal Bond Fund83

Virtus Seix Total Return Bond Fund

Investment Objective
The fund has an investment objective of seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 182 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 117 of the fund’s statement of additional information.
The Virtus Seix Total Return Bond Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Seix Total Return Bond Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund.
Shareholder Fees (fees paid directly from your investment)	Class A		Class I		Class R		Class R6		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%		Non	e	Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	Non	e	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class I		Class R		Class R6		Class T
Management Fees	0.24%		0.24%		0.24%		0.24%		0.24%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		Non	e	0.50%		Non	e	0.25%
Other Expenses	0.49	%(a)	0.33	%(a)	0.19	%(a)	0.19	%(a)	0.49	%(b)
Total Annual Fund Operating Expenses	0.98%		0.57%		0.93%		0.43%		0.98%
Less: Fee Waivers and/or Expense Reimbursements(c)	(0.28)%		(0.11)%		0.00%		(0.12)%		(0.28)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(c)	0.70%		0.46%		0.93%		0.31%		0.70%
(a)
Restated to reflect current fees and expenses.

(b)
Estimated for current fiscal year, as annualized.

(c)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.70% for Class A Shares, 0.46% for Class I Shares, 1.06% for Class R Shares, 0.31% for Class R6 Shares and 0.70% for Class T Shares through July 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
84Virtus Seix Total Return Bond Fund

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$444	$649	$870	$1,507
Class I	Sold or Held	$47	$172	$307	$703
Class R	Sold or Held	$95	$296	$515	$1,143
Class R6	Sold or Held	$32	$126	$229	$531
Class T	Sold or Held	$320	$527	$752	$1,396
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 150% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund invests in various types of income-producing debt securities including mortgage- and asset-backed securities, government and agency obligations, corporate obligations and floating rate loans. The fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The fund’s investment in non-U.S. issuers may at times be significant.
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities. These securities will be chosen from the broad universe of available fixed income securities rated investment grade, or unrated securities that the subadviser believes are of comparable quality.
There are no limits on the fund’s average-weighted maturity or on the remaining maturities of individual securities in which the fund may invest. The fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations (sometimes referred to as “junk bonds”). The fund may also invest a portion of its assets in securities that are restricted as to resale. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more.
The subadviser anticipates that the fund’s modified-adjusted duration will mirror that of the Bloomberg Barclays U.S. Aggregate Bond Index, plus or minus 20%. For example, if the duration of the Bloomberg Barclays U.S. Aggregate Bond Index is 5 years, the fund’s duration may be 4 to 6 years. As of December 31, 2017, the duration of the Bloomberg Barclays U.S. Aggregate Bond Index was 5.98 years. Duration measures a bond or fund’s sensitivity to interest rate or other changes (such as changes in a bond’s yield) and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of 5 years, its value will change by 5% if yields change by 1%. Shorter duration bonds generally result in lower expected volatility.
In selecting investments for purchase and sale, the subadviser generally selects a greater weighting in corporate obligations and mortgage-backed securities relative to the fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.
In addition, to implement its investment strategy, the fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The fund may count the value of certain derivatives with investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large
Virtus Seix Total Return Bond Fund85

shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

>
Credit Risk.  The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment grade are especially susceptible to this risk.

>
Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or to attempt to increase yield.

>
Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>
Illiquid and Restricted Securities.  Certain securities in which a fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions.

>
Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

>
Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>
Loan Risk.  The risks that, in addition to the risks typically associated with high-yield/high-risk fixed income securities, loans (including floating rate loans) in which the fund invests may be unsecured or not fully collateralized, may be subject to restrictions on resale, and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Mortgage-Backed and Asset-Backed Securities Risk.  The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the fund invests, or that an impairment of the value of collateral underlying such securities will cause the value of the securities to decrease.

>
Portfolio Turnover Risk.  The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

>
Unrated Fixed Income Securities Risk.  The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended, or that the liquidity of unrated fixed income securities in which the fund invests will be hindered, making it difficult for the fund to sell them.

>
U.S. Government Securities Risk.  The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

86Virtus Seix Total Return Bond Fund

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.
Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Best Quarter:	Q4/2008:	6.61%	Worst Quarter:	Q4/2016:	-2.66%	Year to Date (3/31/18):	-1.62%
Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years	Class R Since Inception (2/13/09)	Class R6 Since Inception (8/1/14)
Class I
Return Before Taxes	2.67%	1.81%	4.43%	—	—
Return After Taxes on Distributions	1.85%	0.76%	2.99%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	1.51%	0.93%	2.92%	—	—
Class A
Return Before Taxes	-1.42%	0.77%	3.73%	—	—
Class R
Return Before Taxes	2.13%	1.21%	—	3.53%	—
Class R6
Return Before Taxes	2.83%	—	—	—	2.33%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.54%	2.10%	4.01%	3.99%	2.55%
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.
Virtus Seix Total Return Bond Fund87

After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Fund Advisers, LLC.
The fund’s subadviser is Seix Investment Advisors LLC (“Seix”).
Portfolio Management
>
Seth Antiles, Ph.D.,  Managing Director and Senior Portfolio Manager of Seix, has been a member of the fund’s management team since 2007.

>
Carlos Catoya,  Managing Director and Portfolio Manager, has been a member of the fund’s management team since 2015.

>
James F. Keegan,  Chairman, Chief Investment Officer and Senior Portfolio Manager of Seix, has been a member of the fund’s management team since 2008.

>
Michael Rieger,  Managing Director and Senior Portfolio Manager of Seix, has been a member of the fund’s management team since 2007.

>
Perry Troisi,  Managing Director and Senior Portfolio Manager of Seix, has been a member of the fund’s management team since 2002.

>
Jonathan Yozzo,  Managing Director and Portfolio Manager, has been a member of the fund’s management team since 2015.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
For Class R Shares, there is no minimum initial investment and there is no minimum for additional purchases. Class R Shares are available only through various third-party intermediaries that offer employer-sponsored defined contribution retirement plans and other retirement plan platforms, including brokers, dealers, banks, insurance companies, retirement plan record-keepers and others, in each case provided that plan level or omnibus accounts are held on the books of the fund.
Class R6 Shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you can buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
88Virtus Seix Total Return Bond Fund

Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Ask your financial advisor or visit your financial intermediary’s website for more information.
Virtus Seix Total Return Bond Fund89

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund

Investment Objective
The fund has an investment objective of seeking to maximize current income consistent with capital preservation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 182 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 117 of the fund’s statement of additional information.
The Virtus Seix U.S. Government Securities Ultra-Short Bond Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund.
Shareholder Fees (fees paid directly from your investment)	Class I		Class R6		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I		Class R6		Class T
Management Fees	0.19%		0.19%		0.19%
Distribution and Shareholder Servicing (12b-1) Fees	Non	e	Non	e	0.25%
Other Expenses	0.30	%(a)	0.18	%(a)	0.30	%(b)
Acquired Fund Fees and Expenses	0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses (c)	0.50%		0.38%		0.75%
Less: Fee Waivers and/or Expense Reimbursements(d)	(0.08)%		(0.11)%		(0.08)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(c)(d)	0.42%		0.27%		0.67%
(a)
Restated to reflect current fees and expenses.

(b)
Estimated for current fiscal year, as annualized.

(c)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.41% for Class I Shares, 0.26% for Class R6 Shares and 0.66% for Class T Shares through July 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
90Virtus Seix U.S. Government Securities Ultra-Short Bond Fund

	Share Status	1 Year	3 Years	5 Years	10 Years
Class I	Sold or Held	$43	$152	$272	$621
Class R6	Sold or Held	$28	$111	$202	$470
Class T	Sold or Held	$317	$476	$649	$1,150
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 48% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in short duration U.S. government securities of any credit quality. These securities may include, but are not limited to, U.S. Treasury securities, U.S. agency securities, U.S. agency mortgage-backed securities, repurchase agreements and other U.S. government securities.
The fund expects to maintain an average effective duration between 3 months and 1 year. Duration measures a bond or fund’s sensitivity to interest rate or other changes (such as changes in a bond’s yield) and is expressed as a number of years or days. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of 5 years, its value will change by 5% if yields change by 1%. Shorter duration bonds generally result in lower expected volatility. Individual purchases will generally be limited to securities with an effective duration of less than 5 years.
In selecting securities for purchase and sale, the subadviser attempts to maximize income by identifying securities that offer an acceptable yield for a given maturity. The fund may use U.S. Treasury securities futures as a vehicle to adjust duration and manage its interest rate exposure.
In addition, to implement its investment strategy, the fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures and options) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

>
Credit Risk.  The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment grade are especially susceptible to this risk.

>
Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or to attempt to increase yield.

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund91

>
Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

>
Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Mortgage-Backed and Asset-Backed Securities Risk.  The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the fund invests, or that an impairment of the value of collateral underlying such securities will cause the value of the securities to decrease.

>
U.S. Government Securities Risk.  The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.
Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Best Quarter:	Q1/2009:	2.14%	Worst Quarter:	Q2/2013:	-0.23%	Year to Date (3/31/18):	0.33%
92Virtus Seix U.S. Government Securities Ultra-Short Bond Fund

Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years	Class R6 Since Inception (8/1/16)
Class I
Return Before Taxes	1.30%	0.57%	1.64%	—
Return After Taxes on Distributions	0.79%	0.21%	1.04%	—
Return After Taxes on Distributions and Sale of Fund Shares	0.73%	0.27%	1.03%	—
Class R6
Return Before Taxes	1.46%	—	—	1.29%
Bloomberg Barclays 3-6 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.85%	0.33%	0.55%	0.73%
The Bloomberg Barclays 3-6 Month U.S. Treasury Bill Index measures the performance of U.S. Treasury bills with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero coupon strips. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Fund Advisers, LLC.
The fund’s subadviser is Seix Investment Advisors LLC (“Seix”).
Portfolio Management
>
James F. Keegan,  Chairman, Chief Investment Officer and Senior Portfolio Manager of Seix, has been a member of the fund’s management team since 2014.

>
Michael Rieger,  Managing Director and Senior Portfolio Manager of Seix, has been a member of the fund’s management team since 2014.

>
Perry Troisi,  Managing Director and Senior Portfolio Manager of Seix, has been a member of the fund’s management team since 2014.

Purchase and Sale of Fund Shares
For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
Class R6 Shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you can buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund93

Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Ask your financial advisor or visit your financial intermediary’s website for more information.
94Virtus Seix U.S. Government Securities Ultra-Short Bond Fund

Virtus Seix U.S. Mortgage Fund

Investment Objective
The fund has an investment objective of seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 182 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 117 of the fund’s statement of additional information.
The Virtus Seix U.S. Mortgage Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Seix U.S. Mortgage Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.25%		Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I		Class T
Management Fees	0.40%		0.40%		0.40%		0.40%
Distribution and Shareholder Servicing (12b-1) Fees	0.20%		1.00%		Non	e	0.25%
Other Expenses	1.28	%(b)	0.58	%(b)	0.65	%(b)	1.28	%(c)
Acquired Fund Fees and Expenses	0.01%		0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses(d)	1.89%		1.99%		1.06%		1.94%
Less: Fee Waivers and/or Expense Reimbursements (e)	(0.98)%		(0.33)%		(0.35)%		(1.03)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(d)(e)	0.91%		1.66%		0.71%		0.91%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Restated to reflect current fees and expenses.

(c)
Estimated for current fiscal year, as annualized.

(d)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(e)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.90% for Class A Shares, 1.65% for Class C Shares, 0.70% for Class I Shares and 0.90% for Class T Shares through July 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Virtus Seix U.S. Mortgage Fund95

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$316	$712	$1,134	$2,309
Class C	Sold	$269	$593	$1,042	$2,290
	Held	$169	$593	$1,042	$2,290
Class I	Sold or Held	$73	$302	$551	$1,263
Class T	Sold or Held	$345	$751	$1,182	$2,380
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 89% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. government agency mortgage-backed securities, such as the Federal National Mortgage Association (“FNMA”), Government National Mortgage Association (“GNMA”) and collateralized mortgage obligations. The fund may invest a portion of its assets in securities that are restricted as to resale. There are no limits on the fund’s average-weighted maturity or on the remaining maturities of individual securities in which the fund may invest. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more.
Buy and sell decisions are based on a wide number of factors that determine the risk-reward profile of each security within the context of the broader portfolio. In selecting investments for purchase and sale the subadviser attempts to identify mortgage securities that it expects to perform well in rising and falling markets, such as those which have stable prepayments, call protection, below par prices, and refinancing barriers. The subadviser also attempts to reduce the risk that the underlying mortgages are prepaid by focusing on securities that it believes are less prone to this risk. For example, FNMA or GNMA securities that were issued years ago may be less prone to prepayment risk because there have been many opportunities for refinancing.
The subadviser anticipates that the fund’s modified-adjusted duration will mirror that of the Bloomberg Barclays U.S. Mortgage-Backed Securities Index, plus or minus 20%. For example, if the duration of the Bloomberg Barclays U.S. Mortgage-Backed Securities Index is 5 years, the fund’s duration may be 4 to 6 years. As of December 31, 2017, the duration of the Bloomberg Barclays U.S. Mortgage-Backed Securities Index was 4.43 years. Duration measures a bond or fund’s sensitivity to interest rate or other changes (such as changes to a bond’s yield) and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of 5 years, its value will change by 5% if yields change by 1%. Shorter duration bonds generally result in lower expected volatility.
In addition, to implement its investment strategy, the fund may buy or sell, to a limited extent, derivative instruments (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk and credit risk. Further, the fund may utilize exchange traded futures to manage interest rate exposure.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the
96Virtus Seix U.S. Mortgage Fund

management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

>
Credit Risk.  The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment grade are especially susceptible to this risk.

>
Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or to attempt to increase yield.

>
Illiquid and Restricted Securities.  Certain securities in which a fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions.

>
Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

>
Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Mortgage-Backed and Asset-Backed Securities Risk.  The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the fund invests, or that an impairment of the value of collateral underlying such securities will cause the value of the securities to decrease.

>
Portfolio Turnover Risk.  The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

>
U.S. Government Securities Risk.  The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.
Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.
Virtus Seix U.S. Mortgage Fund97

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Best Quarter:	Q4/2008:	4.10%	Worst Quarter:	Q2/2013:	-2.46%	Year to Date (3/31/18):	-1.41%
Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years
Class I
Return Before Taxes	2.28%	1.89%	3.70%
Return After Taxes on Distributions	1.59%	1.07%	2.73%
Return After Taxes on Distributions and Sale of Fund Shares	1.29%	1.07%	2.48%
Class A
Return Before Taxes	-0.13%	1.23%	3.26%
Class C
Return Before Taxes	1.43%	0.92%	2.69%
Bloomberg Barclays U.S. Mortgage Backed Securities Index (reflects no deduction for fees, expenses or taxes)	2.47%	2.04%	3.84%
The Bloomberg Barclays U.S. Mortgage Backed Securities Index measures the agency mortgage-backed pass-through securities (fixed-rate and hybrid ARM) issued by GNMA, FNMA, and FHLMC. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Management
The fund’s investment adviser is Virtus Fund Advisers, LLC.
The fund’s subadviser is Seix Investment Advisors LLC (“Seix”).
Portfolio Management
>
Seth Antiles, Ph.D.,  Managing Director and Senior Portfolio Manager of Seix, has been a member of the fund’s management team since 2009.

>
Carlos Catoya,  Managing Director and Portfolio Manager, has been a member of the fund’s management team since 2015.

>
James F. Keegan,  Chairman, Chief Investment Officer and Senior Portfolio Manager of Seix, has been a member of the fund’s management team since 2008.

>
Michael Rieger,  Managing Director and Senior Portfolio Manager of Seix, has been a member of the fund’s management team since 2007.

98Virtus Seix U.S. Mortgage Fund

>
Perry Troisi,  Managing Director and Senior Portfolio Manager of Seix, has been a member of the fund’s management team since 2007.

>
Jonathan Yozzo,  Managing Director and Portfolio Manager, has been a member of the fund’s management team since 2015.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A and Class C Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A and Class C Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
Ask your financial advisor or visit your financial intermediary’s website for more information.
Virtus Seix U.S. Mortgage Fund99

Virtus Seix Ultra-Short Bond Fund

Investment Objective
The fund has an investment objective of seeking to maximize current income consistent with capital preservation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 182 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 117 of the fund’s statement of additional information.
The Virtus Seix Ultra-Short Bond Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Seix Ultra-Short Bond Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund.
Shareholder Fees (fees paid directly from your investment)	Class I		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I		Class T
Management Fees	0.22%		0.22%
Distribution and Shareholder Servicing (12b-1) Fees	Non	e	0.25%
Other Expenses	0.39	%(a)	0.39	%(b)
Acquired Fund Fees and Expenses	0.01%		0.01%
Total Annual Fund Operating Expenses (c)	0.62%		0.87%
Less: Fee Waivers and/or Expense Reimbursements(d)	(0.21)%		(0.21)%
Total Annual Fund Operating Expenses After Expense Reimbursements(c)(d)	0.41%		0.66%
(a)
Restated to reflect current fees and expenses.

(b)
Estimated for current fiscal year, as annualized.

(c)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.40% for Class I Shares and 0.65% for Class T Shares through July 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
100Virtus Seix Ultra-Short Bond Fund

	Share Status	1 Year	3 Years	5 Years	10 Years
Class I	Sold or Held	$42	$177	$325	$754
Class T	Sold or Held	$316	$500	$700	$1,277
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in short duration fixed income securities. These securities may include, but are not limited to, U.S. Treasury and agency securities, obligations of supranational entities and foreign governments, domestic and foreign-corporate debt obligations, taxable municipal debt securities and mortgage-backed and asset-backed securities. The fund’s investment in foreign issuers may at times be significant.
The fund normally expects to maintain an average effective duration between 3 months and 1 year. Individual purchases will generally be limited to investment-grade securities with an effective duration of less than 5 years. Duration measures a bond or fund’s sensitivity to interest rate or other changes (such as changes in a bond’s yield) and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if yields change by 1%. Shorter duration bonds generally result in lower expected volatility. The fund may invest a portion of its assets in securities that are restricted as to resale.
In selecting investments for purchase and sale, the subadviser attempts to maximize income by identifying securities that offer an acceptable yield for a given level of credit risk and maturity. The subadviser attempts to identify short duration securities that offer a comparably better return potential and yield than money market funds. The subadviser may retain securities if the rating of the security falls below investment grade and the subadviser deems retention of the security to be in the best interests of the fund. Such securities are sometimes referred to as “junk bonds.”
In addition, to implement its investment strategy, the fund may buy or sell, derivative instruments (such as swaps, including credit default swaps, futures and options) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as credit and interest rate risk.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

>
Credit Risk.  The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment grade are especially susceptible to this risk.

Virtus Seix Ultra-Short Bond Fund101

>
Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or to attempt to increase yield.

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>
Illiquid and Restricted Securities.  Certain securities in which a fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions.

>
Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

>
Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Mortgage-Backed and Asset-Backed Securities Risk.  The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the fund invests, or that an impairment of the value of collateral underlying such securities will cause the value of the securities to decrease.

>
Municipal Bond Market Risk.  The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the value of the fund’s shares to decrease, perhaps significantly.

>
Unrated Fixed Income Securities Risk.  The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended, or that the liquidity of unrated fixed income securities in which the fund invests will be hindered, making it difficult for the fund to sell them.

>
U.S. Government Securities Risk.  The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.
Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.
102Virtus Seix Ultra-Short Bond Fund

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Best Quarter:	Q2/2009:	3.10%	Worst Quarter:	Q3/2008:	-1.75%	Year to Date (3/31/18):	0.23%
Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years
Class I
Return Before Taxes	1.62%	0.92%	1.55%
Return After Taxes on Distributions	1.00%	0.51%	0.95%
Return After Taxes on Distributions and Sale of Fund Shares	0.91%	0.52%	0.96%
Bloomberg Barclays 3-6 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.85%	0.33%	0.55%
The Bloomberg Barclays 3-6 Month U.S. Treasury Bill Index measures the performance of U.S. Treasury bills with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero coupon strips. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Fund Advisers, LLC.
The fund’s subadviser is Seix Investment Advisors LLC (“Seix”).
Portfolio Management
>
Carlos Catoya,  Managing Director and Portfolio Manager, has been a member of the fund’s management team since 2015.

>
James F. Keegan,  Chairman, Chief Investment Officer and Senior Portfolio Manager of Seix, has been a member of the fund’s management team since 2014.

>
Michael Rieger,  Managing Director and Senior Portfolio Manager of Seix, has been a member of the fund’s management team since 2014.

>
Perry Troisi,  Managing Director and Senior Portfolio Manager of Seix, has been a member of the fund’s management team since 2014.

>
Jonathan Yozzo,  Managing Director and Portfolio Manager, has been a member of the fund’s management team since 2015.

Virtus Seix Ultra-Short Bond Fund103

Purchase and Sale of Fund Shares
For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
Ask your financial advisor or visit your financial intermediary’s website for more information.
104Virtus Seix Ultra-Short Bond Fund

Virtus Seix Virginia Intermediate Municipal Bond Fund

Investment Objective
The fund has an investment objective of seeking current income exempt from federal and state income taxes for Virginia residents consistent with capital preservation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 182 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 117 of the fund’s statement of additional information.
The Virtus Seix Virginia Intermediate Municipal Bond Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Seix Virginia Intermediate Municipal Bond Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund.
Shareholder Fees (fees paid directly from your investment)	Class A		Class I		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.75%		Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class I		Class T
Management Fees	0.50%		0.50%		0.50%
Distribution and Shareholder Servicing (12b-1) Fees	0.15%		Non	e	0.25%
Other Expenses	0.44	%(a)	0.43	%(a)	0.44	%(b)
Acquired Fund Fees and Expenses	0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses	1.10%		0.94%		1.20%
Less: Fee Waivers and/or Expense Reimbursements(c)	(0.30)%		(0.28)%		(0.30)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(c)	0.80%		0.66%		0.90%
(a)
Restated to reflect current fees and expenses.

(b)
Estimated for current fiscal year, as annualized.

(c)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.79% for Class A Shares, 0.65% for Class I Shares and 0.89% for Class T Shares through July 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Virtus Seix Virginia Intermediate Municipal Bond Fund105

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$354	$586	$836	$1,552
Class I	Sold or Held	$67	$272	$493	$1,129
Class T	Sold or Held	$340	$592	$865	$1,642
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities, including securities subject to the U.S. federal alternative minimum tax, with income exempt from regular U.S. federal income tax and Virginia commonwealth income tax. Issuers of these securities may be located in Virginia and any U.S. territory or possession. In addition, the fund may invest a portion of its net assets in certain taxable debt securities.
In selecting investments for purchase and sale, the subadviser tries to manage risk by buying investment grade (BBB-/Baa3 or better) securities. Based on the subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the subadviser attempts to invest more of the fund’s assets in undervalued sectors and less in overvalued sectors.
The fund invests in securities rated investment grade by at least one national securities rating agency or unrated securities that the subadviser believes are of comparable quality. The subadviser expects that the fund’s effective maturity will range from 4 to 10 years but there is no limit on the maturities of individual securities in which the fund may invest. The subadviser may retain securities if the rating of the security falls below investment grade and the subadviser deems retention of the security to be in the best interests of the fund.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

>
Credit Risk.  The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment grade are especially susceptible to this risk.

>
Geographic Concentration Risk.  The risk that events negatively affecting the Commonwealth of Virginia will cause the value of the fund’s shares to decrease, perhaps significantly.

>
Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

>
Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

106Virtus Seix Virginia Intermediate Municipal Bond Fund

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Municipal Bond Market Risk.  The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the value of the fund’s shares to decrease, perhaps significantly.

>
Tax-Exempt Securities  The risk that tax-exempt securities may not provide a higher after-tax return than taxable securities, or that the tax-exempt status of such securities may be lost or limited.

>
Tax Liability Risk.  The risk that noncompliant conduct by a municipal bond issuer, or certain adverse interpretations or actions by a government or tax authority, could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability.

>
Unrated Fixed Income Securities Risk.  The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended, or that the liquidity of unrated fixed income securities in which the fund invests will be hindered, making it difficult for the fund to sell them.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.
Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Best Quarter:	Q3/2009:	4.47%	Worst Quarter:	Q4/2010:	-3.37%	Year to Date (3/31/18):	-1.09%
Virtus Seix Virginia Intermediate Municipal Bond Fund107

Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years
Class I
Return Before Taxes	4.00%	2.17%	3.58%
Return After Taxes on Distributions	3.69%	1.70%	3.28%
Return After Taxes on Distributions and Sale of Fund Shares	3.61%	2.17%	3.44%
Class A
Return Before Taxes	1.01%	1.47%	3.15%
Bloomberg Barclays U.S. Municipal Bond 1-15 Year Blend (1-17) Index (reflects no deduction for fees, expenses or taxes)	4.33%	2.46%	3.99%
The Bloomberg Barclays U.S. Municipal Bond 1-15 Year Blend (1-17) Index is a market capitalization-weighted index of investment grade tax-exempt bonds with maturities ranging of 1-17 years. The index includes investment grade bonds, general obligations, revenue bonds, insured bonds and pre-funded bonds. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Fund Advisers, LLC.
The fund’s subadviser is Seix Investment Advisors LLC (“Seix”).
Portfolio Management
>
Chris Carter, CFA,  Director and Portfolio Manager of Seix, has managed the fund since 2011.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
108Virtus Seix Virginia Intermediate Municipal Bond Fund

Taxes
Distributions of net investment income attributed to the tax-exempt interest earned by the fund and designated as “exempt-interest dividends” will be exempt from the federal income tax. Such net investment income attributable to “private activity” bonds (other than private activity bonds issued in 2009 or 2010) may be a preference item for purposes of the federal alternative minimum tax. Income exempt from federal tax may be subject to state and local income tax. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
Ask your financial advisor or visit your financial intermediary’s website for more information.
Virtus Seix Virginia Intermediate Municipal Bond Fund109

Virtus Silvant Large-Cap Growth Stock Fund

Investment Objective
The fund has an investment objective of seeking to provide capital appreciation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 182 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 117 of the fund’s statement of additional information.
The Virtus Silvant Large-Cap Growth Stock Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Silvant Large Cap Growth Stock Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class R6		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I		Class R6		Class T
Management Fees	0.70%		0.70%		0.70%		0.70%		0.70%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		1.00%		Non	e	Non	e	0.25%
Other Expenses	0.61	%(b)	0.33	%(b)	0.41	%(b)	0.25	%(b)	0.61	%(c)
Total Annual Fund Operating Expenses	1.56%		2.03%		1.11%		0.95%		1.56%
Less: Fee Waivers and/or Expense Reimbursements(d)	(0.33)%		(0.13)%		(0.14)%		(0.05)%		(0.33)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(d)	1.23%		1.90%		0.97%		0.90%		1.23%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Restated to reflect current fees and expenses.

(c)
Estimated for current fiscal year, as annualized.

(d)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.23% for Class A Shares, 1.90% for Class C Shares, 0.97% for Class I Shares, 0.90% for Class R6 Shares and 1.23% for Class T Shares through July 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
110Virtus Silvant Large-Cap Growth Stock Fund

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$693	$1,009	$1,347	$2,298
Class C	Sold	$293	$624	$1,081	$2,348
	Held	$193	$624	$1,081	$2,348
Class I	Sold or Held	$99	$339	$598	$1,339
Class R6	Sold or Held	$92	$298	$521	$1,162
Class T	Sold or Held	$372	$699	$1,048	$2,033
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other U.S.-traded equity securities of large-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). The subadviser considers large-capitalization companies to be companies with market capitalizations generally within those of companies in the Russell 1000® Growth Index. As of December 31, 2017 the market capitalization range of the companies in the Russell 1000® Growth Index was $654 million to $860 billion. As a result of its investment strategy, the fund may focus its investments in one or more sectors.
The subadviser will seek out securities it believes have strong business fundamentals, such as revenue growth, improving cash flows, increasing margins and positive earning trends.
In selecting investments for purchase and sale, the subadviser chooses companies that it believes have above-average growth potential to beat expectations. The subadviser uses a “bottom-up” process based on company fundamentals. Risk controls are in place to assist in maintaining a portfolio that is diversified by sector and minimizes unintended risks relative to the primary benchmark. The subadviser then performs in-depth fundamental analysis to determine the quality and sustainability of expectations to determine whether or not the company is poised to beat expectations. The subadviser also applies proprietary quantitative models to rank stocks based on improving fundamentals, valuation, capital deployment and efficiency and sentiment or behavior factors.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Depositary Receipts Risk.  The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investments in securities of foreign issuers.

>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

Virtus Silvant Large-Cap Growth Stock Fund111

>
Growth Stocks Risk.  The risk that the fund’s investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.

>
Large Market Capitalization Companies Risk.  The risk that the value of investments in larger companies may not rise as much as smaller companies, or that larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Sector Focused Investing Risk.  The risk that events negatively affecting a particular market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Best Quarter:	Q1/2012:	18.70%	Worst Quarter:	Q4/2008:	-21.73%	Year to Date (3/31/18):	3.72%
112Virtus Silvant Large-Cap Growth Stock Fund

Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years	Class R6 Since Inception (8/1/14)
Class I
Return Before Taxes	27.32%	14.29%	8.12%	—
Return After Taxes on Distributions	18.11%	9.70%	5.51%	—
Return After Taxes on Distributions and Sale of Fund Shares	22.58%	10.75%	6.24%	—
Class A
Return Before Taxes	19.57%	12.67%	7.19%	—
Class C
Return Before Taxes	26.35%	13.29%	7.11%	—
Class R6
Return Before Taxes	27.67%	—	—	10.71%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	30.21%	17.33%	10.00%	14.66%
The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Fund Advisers, LLC.
The fund’s subadviser is Silvant Capital Management LLC (“Silvant”).
Portfolio Management
>
Sandeep Bhatia, PhD, CFA,  Managing Director of Silvant, has co-managed the fund since 2011.

>
Michael A. Sansoterra,  Chief Investment Officer of Silvant, has co-managed the fund since 2007.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A and Class C Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A and Class C Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
Virtus Silvant Large-Cap Growth Stock Fund113

Class R6 Shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Ask your financial advisor or visit your financial intermediary’s website for more information.
114Virtus Silvant Large-Cap Growth Stock Fund

Virtus Silvant Small-Cap Growth Stock Fund

Investment Objective
The fund has an investment objective of seeking to provide long-term capital appreciation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 182 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 117 of the fund’s statement of additional information.
The Virtus Silvant Small-Cap Growth Stock Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Silvant Small Cap Growth Stock Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I		Class T
Management Fees	0.85%		0.85%		0.85%		0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		1.00%		Non	e	0.25%
Other Expenses	0.54	%(b)	0.55	%(b)	0.64	%(b)	0.54	%(c)
Total Annual Fund Operating Expenses	1.64%		2.40%		1.49%		1.64%
Less: Fee Waivers and/or Expense Reimbursements(d)	(0.22)%		(0.32)%		(0.19)%		(0.22)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(d)	1.42%		2.08%		1.30%		1.42%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Restated to reflect current fees and expenses.

(c)
Estimated for current fiscal year, as annualized.

(d)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.42% for Class A Shares, 2.08% for Class C Shares, 1.30% for Class I Shares and 1.42% for Class T Shares through July 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Virtus Silvant Small-Cap Growth Stock Fund115

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$711	$1,042	$1,396	$2,390
Class C	Sold	$311	$718	$1,252	$2,712
	Held	$211	$718	$1,252	$2,712
Class I	Sold or Held	$132	$452	$795	$1,763
Class T	Sold or Held	$391	$733	$1,099	$2,127
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S.-traded equity securities of small-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”).
The subadviser considers small-capitalization companies to be companies with market capitalizations generally within those of companies in the Russell 2000® Growth Index. As of December 31, 2017, the market capitalization range of the companies in the Russell 2000® Growth Index was $3.9 million to $9.5 billion. As a result of its investment strategy, the fund may focus its investments in one or more sectors.
In selecting investments for purchase and sale, the subadviser chooses companies that it believes have above-average growth potential to beat expectations as a result of strong business fundamentals, such as revenue growth, improving cash flows, increasing margins and positive earning trends. The subadviser uses a “bottom-up” process based on company fundamentals. Risk controls are in place to assist in maintaining a portfolio that is diversified by sector and minimizes unintended risks relative to the primary benchmark. It then performs in-depth fundamental analysis to determine the quality and sustainability of expectations to determine whether or not the company is poised to beat expectations. The subadviser also applies proprietary quantitative models to rank stocks based on improving fundamentals, valuation, capital deployment and efficiency, and sentiment or behavior factors.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Depositary Receipts Risk.  The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investments in securities of foreign issuers.

>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>
Growth Stocks Risk.  The risk that the fund’s investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.

116Virtus Silvant Small-Cap Growth Stock Fund

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Sector Focused Investing Risk.  The risk that events negatively affecting a particular market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.

>
Small Market Capitalization Companies Risk.  The risk that the fund’s investments in small market capitalization companies may be less liquid and more vulnerable to adverse business or economic developments, which may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Best Quarter:	Q2/2009:	18.78%	Worst Quarter:	Q4/2008:	-28.61%	Year to Date (3/31/18):	1.59%
Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years
Class I
Return Before Taxes	14.57%	10.89%	6.38%
Return After Taxes on Distributions	11.35%	5.65%	3.62%
Return After Taxes on Distributions and Sale of Fund Shares	10.78%	7.80%	4.74%
Class A
Return Before Taxes	7.76%	9.50%	5.56%
Class C
Return Before Taxes	13.84%	10.12%	5.50%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	22.17%	15.21%	9.19%
The Russell 2000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
Virtus Silvant Small-Cap Growth Stock Fund117

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Fund Advisers, LLC.
The fund’s subadviser is Silvant Capital Management LLC (“Silvant”).
Portfolio Management
>
Sandeep Bhatia, PhD, CFA,  Managing Director of Silvant, has co-managed the fund since 2011.

>
Michael A. Sansoterra,  Chief Investment Officer of Silvant, has co-managed the fund since 2007.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A and Class C Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A and Class C Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
Ask your financial advisor or visit your financial intermediary’s website for more information.
118Virtus Silvant Small-Cap Growth Stock Fund

Virtus WCM International Equity Fund

Investment Objective
The fund has an investment objective of seeking to provide long-term capital appreciation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 182 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 117 of the fund’s statement of additional information.
The Virtus WCM International Equity Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth International Equity Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund.
Shareholder Fees (fees paid directly from your investment)	Class A		Class I		Class R6		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class I		Class R6		Class T
Management Fees	0.85%		0.85%		0.85%		0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		Non	e	Non	e	0.25%
Other Expenses	0.36	%(a)	0.37	%(a)	0.29	%(a)	0.36	%(b)
Acquired Fund Fees and Expenses	0.02%		0.02%		0.02%		0.02%
Total Annual Fund Operating Expenses(c)	1.48%		1.24%		1.16%		1.48%
Less: Fee Waivers and/or Expense Reimbursements(d)	(0.04)%		(0.02)%		(0.04)%		(0.04)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(c)(d)	1.44%		1.22%		1.12%		1.44%
(a)
Restated to reflect current fees and expenses.

(b)
Estimated for current fiscal year, as annualized.

(c)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.42% for Class A Shares, 1.20% for Class I Shares, 1.10% for Class R6 Shares and 1.42% for Class T Shares through July 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Virtus WCM International Equity Fund119

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$713	$1,012	$1,333	$2,239
Class I	Sold or Held	$124	$391	$679	$1,498
Class R6	Sold or Held	$114	$365	$634	$1,405
Class T	Sold or Held	$393	$702	$1,034	$1,971
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of foreign companies. These foreign companies may be located in emerging markets. For purposes of the 80% investment policy, the fund’s investment in equity securities may include common stocks, preferred stocks and depositary receipts, as well as other equity securities that may be received as a result of a conversion or spinoff, such as convertible securities or warrants. The fund’s investment in depositary receipts may include American, European, Canadian and Global Depositary Receipts (“ADRs”, “EDRs”, “CDRs”, and “GDRs”, respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in various non-U.S. trading markets.
In selecting investments for purchase and sale, the subadviser uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a strong probability for superior future growth. The subadviser’s investment process focuses on seeking companies that are industry leaders with sustainable competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations. The subadviser also considers other factors including political risk, monetary policy risk, and regulatory risk in selecting securities.
Although the fund may invest in any size companies, it will generally invest in large-capitalization established multinational companies. The subadviser considers large-capitalization companies to be those with market capitalization of  $3.5 billion or greater at the time of investment. The fund generally considers a company to be a foreign company if it has been organized under the laws of, has its principal offices in, or has its securities principally traded in, a non-U.S country or market, or if the company derives at least 50% of its revenues, net profits or incremental revenue growth (typically over the past five years) from, or has at least 50% of assets or production capacities in, one or more non-U.S. countries or markets. The fund generally will invest in securities of companies located in different regions and, under normal market conditions, will invest a significant portion of its assets in at least three different countries outside of the U.S. However, when market conditions warrant, the fund may have a significant portion of its assets invested in the securities of companies in fewer than three countries. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more and the fund may focus its investments in one or more sectors.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
120Virtus WCM International Equity Fund

>
Convertible Securities Risk.  The risk that a convertible security held by the fund will be called for redemption at a time and/or price unfavorable to the fund.

>
Depositary Receipts Risk.  The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investments in securities of foreign issuers.

>
Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
Geographic Concentration Risk.  The risk that events negatively affecting the geographic location where the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.

>
Growth Stocks Risk.  The risk that the fund’s investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.

>
Large Market Capitalization Companies Risk.  The risk that the value of investments in larger companies may not rise as much as smaller companies, or that larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Portfolio Turnover Risk.  The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

>
Preferred Stock Risk.  The risk that a preferred stock will decline in price, fail to pay dividends when expected, or be illiquid.

>
Sector Focused Investing Risk.  The risk that events negatively affecting a particular market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Performance for Class T Shares is not shown here as Class T Shares have not begun operations as of the date of this prospectus.
Virtus WCM International Equity Fund121

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Best Quarter:	Q2/2009:	30.56%	Worst Quarter:	Q4/2008:	-25.93%	Year to Date (3/31/18):	1.49%
Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years	Class R6 Since Inception (9/1/15)
Class I
Return Before Taxes	31.58%	8.63%	2.49%	—
Return After Taxes on Distributions	31.78%	7.10%	1.65%	—
Return After Taxes on Distributions and Sale of Fund Shares	18.14%	6.66%	1.94%	—
Class A
Return Before Taxes	23.76%	7.19%	1.64%	—
Class R6
Return Before Taxes	31.67%	—	—	15.78%
MSCI AC World ex USA Index (net) (reflects no deduction for fees, expenses or taxes)	27.19%	6.80%	1.84%	13.39%
The MSCI AC World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Fund Advisers, LLC.
The fund’s subadviser is WCM Investment Management (“WCM”).
Portfolio Management
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Paul R. Black,  President and co-CEO of WCM, has co-managed the fund since 2015.

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Peter J. Hunkel,  Portfolio Manager and Business Analyst of WCM, has co-managed the fund since 2015.

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Michael B. Trigg,  Portfolio Manager and Business Analyst of WCM, has co-managed the fund since 2015.

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Kurt R. Winrich,  Chairman and co-CEO of WCM, has co-managed the fund since 2015.

122Virtus WCM International Equity Fund

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
Class R6 Shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you can buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Ask your financial advisor or visit your financial intermediary’s website for more information.
Virtus WCM International Equity Fund123

Virtus Zevenbergen Innovative Growth Stock Fund

Investment Objective
The fund has an investment objective of seeking to provide long-term capital appreciation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 182 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 117 of the fund’s statement of additional information.
The Virtus Zevenbergen Innovative Growth Stock Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Innovative Growth Stock Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund.
Shareholder Fees (fees paid directly from your investment)	Class A		Class I		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class I		Class T
Management Fees	0.85%		0.85%		0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		Non	e	0.25%
Other Expenses	0.56	%(a)	0.58	%(a)	0.56	%(b)
Total Annual Fund Operating Expenses	1.66%		1.43%		1.66%
Less: Fee Waivers and/or Expense Reimbursements(c)	(0.16)%		(0.13)%		(0.16)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(c)	1.50%		1.30%		1.50%
(a)
Restated to reflect current fees and expenses.

(b)
Estimated for current fiscal year, as annualized.

(c)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.50% for Class A Shares,1.30% for Class I Shares and 1.50% for Class T Shares through July 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$719	$1,054	$1,411	$2,415
Class I	Sold or Held	$132	$440	$769	$1,702
Class T	Sold or Held	$399	$745	$1,115	$2,153
124Virtus Zevenbergen Innovative Growth Stock Fund

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of U.S. companies and other U.S.-traded equity securities. The fund considers U.S.-traded equity securities to include American Depositary Receipts (“ADRs”), as well as securities that are traded in the U.S. that have been issued by companies established, domiciled or operating in foreign countries. The fund may invest in companies of any size and may invest a portion of its assets in U.S. or non-U.S. issued securities of foreign companies. As a result of its investment strategy, the fund may focus its investments in one or more sectors.
The fund invests primarily in common stocks of companies that exhibit strong growth characteristics. In selecting investments for purchase and sale, the subadviser uses a fundamental research approach to identify innovative companies with favorable prospects for future revenue, earnings, and/or cash flow growth, due to their long-term product differentiation, customer demand, competitive positioning or other differentiating factors. The fund utilizes a variety of traditional and unconventional resources and techniques to identify growth “drivers” for each company and these growth drivers become critical to the ongoing evaluation process. Industry growth dynamics, company competitive positioning, pricing flexibility, and diversified product offerings are evaluated, providing the foundation for further fundamental research to determine the weighting of the fund’s investments. Generally the fund will hold a limited number of securities.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
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Depositary Receipts Risk.  The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investments in securities of foreign issuers.

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Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

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Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

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Growth Stocks Risk.  The risk that the fund’s investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.

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Limited Number of Investments Risk.  The risk that the fund’s portfolio will be more susceptible to factors adversely affecting issuers of securities in the fund’s portfolio than would a fund holding a greater number of securities.

Virtus Zevenbergen Innovative Growth Stock Fund125

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Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

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Sector Focused Investing Risk.  The risk that events negatively affecting a particular market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.

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Small and Medium Market Capitalization Risk.  The risk that the fund's investments in small and medium market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Performance for Class T Shares is not shown here as Class T Shares have not begun operations as of the date of this prospectus.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Best Quarter:	Q2/2009:	23.29%	Worst Quarter:	Q4/2008:	-27.98%	Year to Date (3/31/18):	8.96%
Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years
Class I
Return Before Taxes	34.29%	18.09%	9.07%
Return After Taxes on Distributions	31.27%	15.62%	7.88%
Return After Taxes on Distributions and Sale of Fund Shares	21.84%	14.26%	7.21%
Class A
Return Before Taxes	26.27%	16.51%	8.17%
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)	29.59%	17.16%	9.93%
The Russell 3000® Growth Index is a market capitalization-weighted index that measures the performance of growth-oriented stocks of U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
126Virtus Zevenbergen Innovative Growth Stock Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Management
The fund’s investment adviser is Virtus Fund Advisers, LLC.
The fund’s subadviser is Zevenbergen Capital Investments LLC (“Zevenbergen”).
Portfolio Management
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Brooke de Boutray, CFA, CIC,  a Managing Director, Portfolio Manager and Analyst of Zevenbergen, has co-managed the fund since 2004.

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Joseph Dennison, CFA,  a Portfolio Manager and Analyst of Zevenbergen, has co-managed the fund since 2015.

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Leslie Tubbs, CFA, CIC,  a Managing Director, Portfolio Manager and Analyst of Zevenbergen, has co-managed the fund since 2004.

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Anthony Zackery, CFA,  a Portfolio Manager and Analyst of Zevenbergen, has co-managed the fund since 2015.

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Nancy Zevenbergen, CFA, CIC,  President and Chief Investment Officer of Zevenbergen, has co-managed the fund since 2004.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A Shares:
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$2,500, generally

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$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

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No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A Shares:
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$100, generally

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No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
Ask your financial advisor or visit your financial intermediary’s website for more information.
Virtus Zevenbergen Innovative Growth Stock Fund127

More Information About Fund Expenses

Virtus Fund Advisers, LLC (“VFA” or the “Adviser”) has contractually agreed to limit the total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) of the funds so that expenses do not exceed, on an annualized basis, the amounts indicated in the following table.
	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class R6 Shares	Class T Shares	Through Date
Virtus Ceredex Large-Cap Value Equity Fund	1.24%	1.72%	0.97%	N/A	0.72%	1.24%	July 31, 2019
Virtus Ceredex Mid-Cap Value Equity Fund	1.38%	1.79%	1.08%	N/A	0.79%	1.38%	July 31, 2019
Virtus Ceredex Small-Cap Value Equity Fund	1.55%	1.90%	1.24%	N/A	N/A	1.55%	July 31, 2019
Virtus Conservative Allocation Strategy Fund	0.60%	1.30%	0.30%	N/A	N/A	0.60%	July 31, 2019
Virtus Growth Allocation Strategy Fund	0.69%	1.30%	0.50%	N/A	N/A	0.69%	July 31, 2019
Virtus Seix Core Bond Fund	0.64%	N/A	0.50%	0.91%	0.36%	0.64%	July 31, 2019
Virtus Seix Corporate Bond Fund	0.95%	1.65%	0.70%	N/A	N/A	0.95%	July 31, 2019
Virtus Seix Floating Rate High Income Fund	0.94%	1.52%	0.62%	N/A	0.52%	0.94%	July 31, 2019
Virtus Seix Georgia Tax-Exempt Bond Fund	0.75%	N/A	0.65%	N/A	N/A	0.85%	July 31, 2019
Virtus Seix High Grade Municipal Bond Fund	0.80%	N/A	0.65%	N/A	N/A	0.90%	July 31, 2019
Virtus Seix High Income Fund	1.03%	N/A	0.80%	1.22%	0.64%	1.03%	July 31, 2019
Virtus Seix High Yield Fund	0.82%	N/A	0.64%	1.04%	0.53%	0.82%	July 31, 2019
Virtus Seix Investment Grade Tax-Exempt Bond Fund	0.80%	N/A	0.65%	N/A	N/A	0.80%	July 31, 2019
Virtus Seix North Carolina Tax-Exempt Bond Fund	0.80%	N/A	0.65%	N/A	N/A	0.90%	July 31, 2019
Virtus Seix Short-Term Bond Fund	0.80%	1.57%	0.60%	N/A	N/A	0.85%	July 31, 2019
Virtus Seix Short-Term Municipal Bond Fund	0.65%	N/A	0.48%	N/A	N/A	0.75%	July 31, 2019
Virtus Seix Total Return Bond Fund	0.70%	N/A	0.46%	1.06%	0.31%	0.70%	July 31, 2019
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund	N/A	N/A	0.41%	N/A	0.26%	0.66%	July 31, 2019
Virtus Seix U.S. Mortgage Fund	0.90%	1.65%	0.70%	N/A	N/A	0.90%	July 31, 2019
Virtus Seix Ultra-Short Bond Fund	N/A	N/A	0.40%	N/A	N/A	0.65%	July 31, 2019
Virtus Seix Virginia Intermediate Municipal Bond Fund	0.79%	N/A	0.65%	N/A	N/A	0.89%	July 31, 2019
Virtus Silvant Large-Cap Growth Stock Fund	1.23%	1.90%	0.97%	N/A	0.90%	1.23%	July 31, 2019
Virtus Silvant Small-Cap Growth Stock Fund	1.42%	2.08%	1.30%	N/A	N/A	1.42%	July 31, 2019
Virtus WCM International Equity Fund	1.42%	N/A	1.20%	N/A	1.10%	1.42%	July 31, 2019
Virtus Zevenbergen Innovative Growth Stock Fund	1.50%	N/A	1.30%	N/A	N/A	1.50%	July 31, 2019
Following the contractual period, VFA may discontinue these and/or prior arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred, provided that the recapture does not cause the applicable fund(s) to exceed its expense limit in effect at the time of the waiver/reimbursement or recapture.
For those funds operating under an expense reimbursement arrangement or fee waiver during the prior fiscal year, total (net) fund operating expenses, including acquired fund fees and expenses, if any, after effect of any expense reimbursement and/or fee waivers were:
128Virtus Mutual Funds

	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class R6 Shares
Virtus Ceredex Large-Cap Value Equity Fund	1.24%	1.68%	0.97%	N/A	0.72%
Virtus Ceredex Mid-Cap Value Equity Fund	1.39%	1.81%	1.05%	N/A	0.81%
Virtus Ceredex Small-Cap Value Equity Fund	1.47%	1.90%	1.22%	N/A	N/A
Virtus Conservative Allocation Strategy Fund	1.22%	1.92%	0.92%	N/A	N/A
Virtus Growth Allocation Strategy Fund	1.54%	2.15%	1.35%	N/A	N/A
Virtus Seix Core Bond Fund	0.65%	N/A	0.51%	0.92%	0.36%
Virtus Seix Corporate Bond Fund	0.95%	1.62%	0.70%	N/A	N/A
Virtus Seix Floating Rate High Income Fund	0.94%	1.54%	0.64%	N/A	0.54%
Virtus Seix Georgia Tax-Exempt Bond Fund	0.77%	N/A	0.66%	N/A	N/A
Virtus Seix High Grade Municipal Bond Fund	0.82%	N/A	0.67%	N/A	N/A
Virtus Seix High Income Fund	1.03%	N/A	0.82%	1.24%	0.65%
Virtus Seix High Yield Fund	0.84%	N/A	0.66%	1.05%	0.55%
Virtus Seix Investment Grade Tax-Exempt Bond Fund	0.81%	N/A	0.66%	N/A	N/A
Virtus Seix North Carolina Tax-Exempt Bond Fund	0.81%	N/A	0.66%	N/A	N/A
Virtus Seix Short-Term Bond Fund	0.80%	1.48%	0.60%	N/A	N/A
Virtus Seix Short-Term Municipal Bond Fund	0.66%	N/A	0.49%	N/A	N/A
Virtus Seix Total Return Bond Fund	0.71%	N/A	0.46%	0.99%	0.31%
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund	N/A	N/A	0.42%	N/A	0.27%
Virtus Seix U.S. Mortgage Fund	0.91%	1.63%	0.71%	N/A	N/A
Virtus Seix Ultra-Short Bond Fund	N/A	N/A	0.43%	N/A	N/A
Virtus Seix Virginia Intermediate Municipal Bond Fund	0.80%	N/A	0.66%	N/A	N/A
Virtus Silvant Large-Cap Growth Stock Fund	1.23%	1.91%	0.97%	N/A	0.91%
Virtus Silvant Small-Cap Growth Stock Fund	1.42%	2.09%	1.30%	N/A	N/A
Virtus WCM International Equity Fund	1.45%	N/A	1.22%	N/A	1.12%
Virtus Zevenbergen Innovative Growth Stock Fund	1.51%	N/A	1.31%	N/A	N/A
Virtus Mutual Funds129

More Information About Investment Objectives and Principal Investment Strategies

The investment objectives and principal strategies of each fund are described in this section. Each of the following funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of Trustees of that fund without shareholder approval. If a fund’s investment objective is changed, the prospectus will be supplemented to reflect the new investment objective and shareholders will be provided with at least 60 days advance notice of such change. There is no guarantee that a fund will achieve its objective(s).
Please see the statement of additional information (“SAI”) for additional information about the securities and investment strategies described in this prospectus and about additional securities and investment strategies that may be used by the funds.
130Virtus Mutual Funds

Virtus Ceredex Large-Cap Value Equity Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of seeking to provide a high level of capital appreciation. As a secondary goal, the fund also seeks to provide current income.
Principal Investment Strategies:
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S.-traded equity securities of large-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). The subadviser considers large-capitalization companies to be companies with market capitalizations generally within those of companies in the Russell 1000® Value Index. As of December 31, 2017, the market capitalization range of the companies in the Russell 1000® Value Index was $653 million to $489 billion. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more and the fund may focus its investments in one or more sections.
In selecting investments for purchase and sale, the subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history. The subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. The common stocks purchased for the fund generally pay dividends at the time of purchase or are expected to pay dividends soon after their purchase.
Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing, without limit, in cash and cash equivalents. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Risks Associated with Additional Investment Techniques and Fund Operations” for other investment techniques of the fund.
Virtus Ceredex Large-Cap Value Equity Fund131

Virtus Ceredex Mid-Cap Value Equity Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of seeking to provide capital appreciation. As a secondary goal, the fund also seeks to provide current income.
Principal Investment Strategies:
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S.-traded equity securities of mid-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). The subadviser considers mid-capitalization companies to be companies with market capitalizations generally within those of companies in the Russell Midcap® Index. As of December 31, 2017, the market capitalization range of the companies in the Russell Midcap® Index was $654 million to $36.7 billion. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more and the fund may focus its investments in one or more sectors.
In selecting investments for purchase and sale, the subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history. The subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. The common stocks purchased for the fund generally pay dividends at the time of purchase or are expected to pay dividends soon after their purchase.
Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing, without limit, in cash and cash equivalents. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Risks Associated with Additional Investment Techniques and Fund Operations” for other investment techniques of the fund.
132Virtus Ceredex Mid-Cap Value Equity Fund

Virtus Ceredex Small-Cap Value Equity Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of seeking to provide capital appreciation. As a secondary goal, the fund also seeks to provide current income.
Principal Investment Strategies:
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S.-traded equity securities of small-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). The subadviser considers small-capitalization companies to be companies with market capitalizations between $50 million and $3 billion and companies with market capitalizations generally within those of companies in the Russell 2000® Value Index. As of December 31, 2017, the market capitalization range of the companies in the Russell 2000® Value Index was $3.9 million to $8.8 billion. As a result of its investment strategy, the fund may focus its investments in one or more sectors.
In selecting investments for purchase and sale, the subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history. The subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. The common stocks purchased for the fund generally pay dividends at the time of purchase or are expected to pay dividends soon after their purchase.
Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing, without limit, in cash and cash equivalents. The fund also may invest in investment grade fixed income securities and mid- to large-capitalization common stocks that would not ordinarily be consistent with the fund’s objective. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Risks Associated with Additional Investment Techniques and Fund Operations” for other investment techniques of the fund.
Virtus Ceredex Small-Cap Value Equity Fund133

Virtus Conservative Allocation Strategy Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of seeking to provide a high level of capital appreciation and current income.
Principal Investment Strategies:
The fund invests pursuant to an asset allocation strategy in a combination of affiliated fixed income funds and exchange-traded funds (“ETFs”) that invest in bonds (together, “Underlying Fixed Income Funds”), and to a lesser extent, affiliated equity funds and ETFs that invest in equities (together, “Underlying Equity Funds” and, together with Underlying Fixed Income Funds, “Underlying Funds”). The fund invests between 50% and 80% of its assets in Underlying Fixed Income Funds, and between 20% and 40% of its assets in Underlying Equity Funds. The fund’s remaining assets may be invested in cash and cash equivalents, including unaffiliated money market funds, securities issued by the U.S. government, its agencies or instrumentalities, repurchase agreements and short-term paper.
The fund may invest in Underlying Funds that:
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invest in debt instruments, including mortgage- and asset-backed instruments, securities restricted as to resale, common stocks and other equity securities of U.S. and non-U.S. companies including those in both developed and emerging markets;

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invest in bank loans and other below investment grade instruments; and

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invest in inflation-protected public obligations of the U.S. Treasury (“TIPS”), which are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.

The fund is a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds, such as the fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed in the Investment Company Act of 1940, as amended (the “1940 Act”). Absent an available exemption, a fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more than 5% of its total assets in securities of any one investment company, or (iii) invest more than 10% of its assets in securities of all investment companies. The fund has obtained exemptive relief from the SEC to permit it to invest in affiliated and unaffiliated funds including ETFs, beyond these statutory limitations, subject to certain conditions. Many ETFs also have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond these statutory limitations, subject to certain conditions. The fund may rely on the various exemptive orders to invest in affiliated and unaffiliated mutual funds, including the applicable unaffiliated ETFs.
The fund has no limits as to the market capitalizations of equity securities in the Underlying Equity Funds’ portfolios, nor does it have limits as to the average maturity of any Underlying Fixed Income Funds or remaining maturities of individual securities in which any Underlying Fixed Income Fund invests.
In selecting a diversified portfolio of Underlying Funds, the adviser analyzes many factors, including the Underlying Funds’ investment objectives, total return, volatility and expenses. The adviser or subadviser to each Underlying Fund is responsible for deciding which securities to purchase and sell for its respective Underlying Fund.
Temporary Defensive Strategy: During periods of rising interest rates, unstable pricing and currency exchange, or in response to extreme market fluctuations, the subadviser, at its discretion, may take temporary defensive positions that are inconsistent with its principal investment strategies by investing part or all of the fund’s assets in cash or cash equivalents. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Risks Associated with Additional Investment Techniques and Fund Operations” for other investment techniques of the fund.
134Virtus Conservative Allocation Strategy Fund

Virtus Growth Allocation Strategy Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of seeking to provide long-term capital appreciation.
Principal Investment Strategies:
The fund invests pursuant to an asset allocation strategy in a combination of affiliated equity funds and exchange-traded funds (“ETFs”) that invest in equities (together, “Underlying Equity Funds”), and, to a lesser extent, affiliated fixed income funds and ETFs that invest in bonds (together, “Underlying Fixed Income Funds” and, together with the Underlying Equity Funds, the “Underlying Funds”). The fund invests between 60% and 80% of its assets in Underlying Equity Funds and between 10% and 40% of its assets in Underlying Fixed Income Funds. The fund’s remaining assets may be invested in cash and cash equivalents, including unaffiliated money market funds, securities issued by the U.S. government, its agencies or instrumentalities, repurchase agreements and short-term paper.
The fund may invest in Underlying Funds that:
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invest in common stocks, other equity securities and debt instruments, including mortgage- and asset-backed instruments and securities restricted as to resale, of U.S. and non-U.S. companies. The Underlying Funds may invest in companies of any size and in both developed and emerging markets;

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invest in bank loans and other below investment grade instruments; and

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invest in inflation-protected public obligations of the U.S. Treasury (“TIPS”), which are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.

The fund is a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds, such as the fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed in the Investment Company Act of 1940, as amended (the “1940 Act”). Absent an available exemption, a fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more than 5% of its total assets in securities of any one investment company, or (iii) invest more than 10% of its assets in securities of all investment companies. The fund has obtained exemptive relief from the SEC to permit it to invest in affiliated and unaffiliated funds including ETFs, beyond these statutory limitations, subject to certain conditions. Many ETFs also have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond these statutory limitations, subject to certain conditions. The fund may rely on the various exemptive orders to invest in affiliated and unaffiliated mutual funds, including the applicable unaffiliated ETFs.
The fund has no limits as to the market capitalizations of equity securities in the Underlying Equity Funds’ portfolios, nor does it have limits as to the average maturity of any Underlying Fixed Income Funds or remaining maturities of individual securities in which any Underlying Fixed Income Fund invests.
In selecting a diversified portfolio of Underlying Funds, the adviser analyzes many factors, including the Underlying Funds’ investment objectives, total returns, volatility and expenses. The adviser or subadviser to each Underlying Fund is responsible for deciding which securities to purchase and sell for its respective Underlying Fund.
Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding cash or investing, without limit, in cash equivalents or other fixed income securities. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Risks Associated with Additional Investment Techniques and Fund Operations” for other investment techniques of the fund.
Virtus Growth Allocation Strategy Fund135

Virtus Seix Core Bond Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Principal Investment Strategies:
The fund invests in various types of income-producing debt securities including mortgage- and asset-backed securities, government and agency obligations, and corporate obligations. The fund may invest in debt obligations of U.S. and non-U.S. issuers, including investment grade rated emerging market debt. The fund’s investment in non-U.S. issuers may at times be significant.
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade fixed income securities. These securities will be chosen from the broad universe of available fixed income securities rated investment grade, or unrated securities that the subadviser believes are of comparable quality.
A security’s rating will be governed by the Barclays methodology as follows: when Standard & Poor’s Financial Services LLC, Moody’s Investors Service, Inc. and Fitch, Inc. provide a rating, the subadviser will use the middle rating of the three; if only two of those three rating agencies rate the security, the subadviser will use the lowest rating; if only one rating agency assigns a rating, the subadviser will use that rating. If none of the three provide a rating, the subadviser may rely on a rating provided by another nationally recognized statistical ratings organization (“NRSRO”).
There are no limits on the fund’s average-weighted maturity or on the remaining maturities of individual securities in which the fund may invest. The subadviser may retain securities if the rating of the security falls below investment grade if the subadviser deems retention of the security to be in the best interest of the fund. Such securities are sometimes referred to as “junk bonds.” The fund may also invest a portion of its assets in securities that are restricted as to resale. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more.
In selecting investments for purchase and sale, the subadviser generally selects a greater weighting in corporate obligations and mortgage-backed securities relative to the fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.
The subadviser anticipates that the fund’s modified-adjusted duration will mirror that of the Bloomberg Barclays U.S. Aggregate Bond Index, plus or minus 20%. For example, if the duration of the Bloomberg Barclays U.S. Aggregate Bond Index is 5 years, the fund’s duration may be 4–6 years. As of December 31, 2017, the duration of the Bloomberg Barclays U.S. Aggregate Bond Index was 5.98 years. Duration measures a bond or fund’s sensitivity to interest rate or other changes (such as changes in a bond’s yield) and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of 5 years, its value will change by 5% if yields change by 1%. Shorter duration bonds generally result in lower expected volatility.
In addition, to implement its investment strategy, the fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters, and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The fund may also utilize Treasury Inflation Protection Securities (“TIPS”) opportunistically. The fund may count the market value of certain derivatives with investment grade fixed income characteristics and TIPS towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.
Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing, without limit, in cash and cash equivalents. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Risks Associated with Additional Investment Techniques and Fund Operations” for other investment techniques of the fund.
136Virtus Seix Core Bond Fund

Virtus Seix Corporate Bond Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Principal Investment Strategies:
The fund primarily invests in a diversified portfolio of U.S. dollar denominated corporate obligations and other fixed income securities that are rated investment grade (BBB-/Baa3 or better) or unrated securities that the subadviser believes are of comparable quality. There are no limits on the fund’s average-weighted maturity or on the remaining maturities of individual securities in which the fund may invest.
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate bonds. The fund may also invest in U.S. Treasury and agency obligations, floating rate loans, and below investment grade, high yield debt obligations (sometimes referred to as “junk bonds”), including emerging market securities. The fund may invest in U.S. dollar denominated obligations of U.S. and non-U.S. issuers. The fund may invest a portion of its assets in securities that are restricted as to resale.
A security’s rating will be governed by the Barclays methodology as follows: when Standard & Poor’s Financial Services LLC, Moody’s Investors Service, Inc. and Fitch, Inc. provide a rating, the subadviser will use the middle rating of the three; if only two of those three rating agencies rate the security, the subadviser will use the lowest rating; if only one rating agency assigns a rating, the subadviser will use that rating. If none of the three provide a rating, the subadviser may rely on a rating provided by another nationally recognized statistical ratings organization (“NRSRO”). The fund will maintain an overall credit quality of investment grade or better.
Buy and sell decisions are based on a wide number of factors that determine the risk-reward profile of each security within the context of the broader portfolio. The subadviser attempts to identify investment grade corporate bonds offering above-average total return. In selecting corporate debt investments for purchase and sale, the subadviser seeks out companies with good fundamentals and above-average return prospects that are currently priced at attractive levels. The primary basis for security selection is the potential income offered by the security relative to the subadviser’s assessment of the issuer’s ability to generate the cash flow required to meet its obligations. The subadviser employs a “bottom-up” approach, identifying investment opportunities based on the underlying financial and economic fundamentals of the specific issuer.
The subadviser anticipates that the fund’s modified-adjusted-duration will mirror that of the Bloomberg Barclays U.S. Corporate Investment Grade Index, plus or minus 20%. For example, if the duration of the Bloomberg Barclays U.S. Corporate Investment Grade Index is 5 years, the fund’s duration may be 4–6 years. As of December 31, 2017, the Bloomberg Barclays U.S. Corporate Investment Grade Index duration was 7.58 years. Duration measures a bond or fund’s sensitivity to interest rate or other changes (such as changes in a bond’s yield) and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of 5 years, its value will change by 5% if yields change by 1%. Shorter duration bonds generally result in lower expected volatility.
In addition, to implement its investment strategy, the fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The fund may count the value of certain derivatives with corporate bond characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in corporate bonds.
While the fund generally does not invest in equity securities, equity securities may be obtained through a restructuring of a debt security held in the fund and may be retained in the fund if the subadviser deems it to be in the fund’s best interests.
Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing, without limit, in cash and cash equivalents. When this allocation happens, the fund may not achieve its investment objective.
Virtus Seix Corporate Bond Fund137

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Risks Associated with Additional Investment Techniques and Fund Operations” for other investment techniques of the fund.
138Virtus Seix Corporate Bond Fund

Virtus Seix Floating Rate High Income Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of attempting to provide a high level of current income.
Principal Investment Strategies:
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a combination of first- and second-lien senior floating rate loans and other floating rate debt securities.
These loans are loans made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are generally floating, not fixed, and are tied to a benchmark lending rate, the most popular of which is the London Interbank Offered Rate (“LIBOR”) or are set at a specified floor, whichever is higher. LIBOR is based on rates that contributor banks in London charge each other for interbank deposits and is typically used to set coupon rates on floating rate loans and debt securities. The interest rates of these floating rate loans and debt securities vary periodically based upon a benchmark indicator of prevailing interest rates.
The fund invests all or substantially all of its assets in debt securities that are rated below investment grade (BBB-/Baa3 or better) by the Merrill Composite Rating (sometimes referred to as “junk bonds”), or in comparable unrated securities, and floating rate loans. The fund may also invest up to 20% of its net assets in any combination of junior debt securities or securities with a lien on collateral lower than a senior claim on collateral, high yield fixed-rate bonds, investment grade fixed income debt obligations, asset-backed securities (such as special purpose trusts investing in bank loans), money market securities and repurchase agreements. The fund may invest a portion of its assets in securities that are restricted as to resale.
In selecting investments for purchase and sale, the subadviser will emphasize loans and securities which are within the segment of the high yield market it has targeted, which are loans and securities rated below investment grade or unrated loans and securities that the subadviser believes are of comparable quality.
The fund may invest up to 20% of its total assets in senior loans made to non-U.S. borrowers provided that no more than 5% of the portfolio’s loans are non-U.S. dollar denominated. There are no limits on the fund’s average-weighted maturity or on the remaining maturities of individual securities in which the fund may invest. The fund may also engage in certain hedging transactions.
In order to meet short-term liquidity needs, the fund employs a variety of techniques, such as investing in highly-liquid fixed income securities and holding a portion of its assets in cash. Although not a principal investment strategy, the fund may, under certain market conditions, borrow an amount up to 33 1/3% of its total assets (including the amount borrowed) for investment purposes, to meet redemption requests and for temporary, extraordinary or emergency purposes.
Some types of senior loans in which the fund may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans are commonly referred to as revolvers. Because revolvers contractually obligate the lender (and therefore those with an interest in the loan) to fund the revolving portion of the loan at the borrower’s discretion, the fund must have funds sufficient to cover its contractual obligation. Therefore the fund will maintain, on a daily basis, high-quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. The fund will not encumber any assets that are otherwise encumbered. The fund will limit its investments in such obligations to no more than 10% of the fund’s total assets.
In addition, to implement its investment strategy, the fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, options and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The fund may count the value of certain derivatives with floating rate debt or high yield bond characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in a combination of first- and second-lien senior floating rate loans and other floating rate debt securities.
While the fund generally does not invest in equity securities, equity securities may be obtained through a restructuring of a debt security held in the fund and may be retained in the fund if the subadviser deems it to be in the fund’s best interests.
Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal
Virtus Seix Floating Rate High Income Fund139

investment strategies by holding cash or investing, without limit, in cash equivalents or other fixed income securities. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Risks Associated with Additional Investment Techniques and Fund Operations” for other investment techniques of the fund.
140Virtus Seix Floating Rate High Income Fund

Virtus Seix Georgia Tax-Exempt Bond Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of seeking current income exempt from federal and state income taxes for Georgia residents consistent with capital preservation.
Principal Investment Strategies:
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities with income exempt from U.S. federal and Georgia state income taxes. Issuers of these securities may be located in Georgia and any U.S. territory or possession. The fund may invest up to 20% of its assets in securities subject to the U.S. federal alternative minimum tax. The fund may also invest a portion of its net assets in certain taxable debt securities.
In selecting investments for purchase and sale, the subadviser tries to manage risk as much as possible. Based on the subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the subadviser attempts to invest more of the fund’s assets in undervalued market sectors and less in overvalued sectors taking into consideration maturity, sector, credit, state and supply and demand levels. There are no limits on the fund’s average-weighted maturity or on the remaining maturities of individual securities in which the fund may invest. The subadviser tries to diversify the fund’s holdings within the State of Georgia.
The subadviser also attempts to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The fund invests in securities rated investment grade (BBB-/Baa3 or better) by at least one national securities rating agency or unrated securities that the subadviser believes are of comparable quality. The subadviser may retain securities if the rating of the security falls below investment grade and the subadviser deems retention of the security to be in the best interests of the fund.
Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding taxable securities, retaining cash or investing part or all of its assets in cash equivalents. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Risks Associated with Additional Investment Techniques and Fund Operations” for other investment techniques of the fund.
Virtus Seix Georgia Tax-Exempt Bond Fund141

Virtus Seix High Grade Municipal Bond Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of seeking to maximize total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.
Principal Investment Strategies:
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade (BBB-/Baa3 or better) municipal securities, including securities subject to the U.S. federal alternative minimum tax, with income exempt from regular U.S. federal income tax. The fund may invest its remaining assets in cash, cash equivalents and certain taxable debt securities. There are no limits on the fund’s effective maturity or on the remaining maturities of individual securities in which the fund may invest. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more.
In selecting investments for purchase and sale, the subadviser tries to manage risk as much as possible. Based on the subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the subadviser attempts to invest more of the fund’s assets in undervalued municipal securities and less in overvalued municipal securities taking into consideration maturity, sector, credit, state and supply and demand levels.
The subadviser also attempts to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The fund invests in securities rated investment grade (BBB-/Baa3 or better) by at least one national securities rating agency or unrated securities that the subadviser believes are of comparable quality. The subadviser may retain securities if the rating of the security falls below investment grade and the subadviser deems retention of the security to be in the best interests of the Fund.
Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding taxable securities, retaining cash or investing part or all of its assets in cash equivalents. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Risks Associated with Additional Investment Techniques and Fund Operations” for other investment techniques of the fund.
142Virtus Seix High Grade Municipal Bond Fund

Virtus Seix High Income Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of seeking high current income and, secondarily, total return (comprised of capital appreciation and income).
Principal Investment Strategies:
The fund invests primarily in a diversified portfolio of higher yielding, lower-rated income-producing debt instruments, including corporate obligations, floating rate loans and other debt obligations. The fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market corporate debt. The fund’s investment in non-U.S. issuers may at times be significant. There are no limits on the fund’s average-weighted maturity or on the remaining maturities of individual securities in which the fund may invest. The fund will invest at least 65%, and may invest up to 100%, of its assets in securities rated below investment grade by the Merrill Composite Rating or in unrated securities that the subadviser believes are of comparable quality. Such securities are commonly known as “junk bonds” and present greater risks than investment grade debt securities. The fund may also invest a portion of its assets in securities that are restricted as to resale. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more.
In selecting investments for purchase and sale, the subadviser employs a research driven process designed to identify value areas within the high yield market. The subadviser seeks to identify securities that generally meet the following criteria: (i) industries that have sound fundamentals; (ii) companies that have good business prospects and increasing credit strength; and (iii) issuers with stable or growing cash flows and effective management.
In addition, to implement its investment strategy, the fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 65% of its net assets in non-investment grade fixed income securities.
Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding cash or investing, without limit, in cash equivalents or other fixed income securities. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Risks Associated with Additional Investment Techniques and Fund Operations” for other investment techniques of the fund.
Virtus Seix High Income Fund143

Virtus Seix High Yield Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of seeking high income and, secondarily, capital appreciation.
Principal Investment Strategies:
Under normal circumstances, the fund invests in various types of lower-rated, higher yielding debt instruments, including corporate obligations, floating rate loans and other debt obligations. The fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The fund’s investment in non-U.S. issuers may at times be significant.
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield securities. These securities will be chosen from the broad universe of available U.S. dollar denominated, high yield securities rated below investment grade by either the Merrill Composite Rating or unrated securities that the subadviser believes are of comparable quality. Such securities are commonly known as “junk bonds” and present greater risks than investment grade bonds. Although the fund seeks to achieve its investment objective primarily through investment in high yield securities, the fund may invest up to 20% of its net assets in investment grade securities.
The fund will be managed with a duration that is close to the fund’s comparative benchmark, the ICE BofAML US High Yield BB-B Constrained Index, which is generally between 3 and 6 years. Duration measures a bond or fund’s sensitivity to interest rate or other changes (such as changes in a bond’s yield) and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if yields change by 1%. Shorter duration bonds generally result in lower expected volatility. The fund may also invest a portion of its assets in securities that are restricted as to resale.
In selecting investments for purchase and sale, the subadviser employs a research driven process designed to identify value areas within the high yield market and attempts to identify lower-rated, higher yielding bonds offering above-average total return. Additionally, the subadviser will emphasize securities which are within the segment of the high yield market it has targeted for emphasis, which are “BB” and “B” rated issuers. The subadviser seeks to identify securities that generally meet the following criteria: (1) industries that have sound fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.
In addition, to implement its investment strategy, the fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in high yield securities.
While the fund generally does not invest in equity securities, equity securities may be obtained through a restructuring of a debt security held in the fund and may be retained in the fund if the subadviser deems it to be in the fund’s best interests.
Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding cash or investing, without limit, in cash equivalents or other fixed income securities. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Risks Associated with Additional Investment Techniques and Fund Operations” for other investment techniques of the fund.
144Virtus Seix High Yield Fund

Virtus Seix Investment Grade Tax-Exempt Bond Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of seeking to maximize high total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.
Principal Investment Strategies:
The fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade (BBB-/Baa3 or better) tax-exempt obligations, such as municipal securities. The issuers of these securities may be located in any U.S. state, territory or possession. The fund may invest up to 20% of its assets in securities subject to the U.S. federal alternative minimum tax. The fund may also invest a portion of its net assets in certain taxable debt securities. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more.
In selecting investments for purchase and sale, the subadviser tries to manage risk as much as possible. Based on the subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the subadviser attempts to invest more of the fund’s assets in undervalued municipal securities and less in overvalued municipal securities taking into consideration maturity, sector, credit, state and supply and demand levels.
The subadviser also attempts to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The subadviser anticipates that the fund’s effective maturity will range from 4 to 10 years but there is no limit on the maturities of individual securities in which the fund may invest. The fund invests in securities rated investment grade by at least one national securities rating agency or unrated securities that the subadviser believes are of comparable quality. The subadviser may retain securities if the rating of the security falls below investment grade and the subadviser deems retention of the security to be in the best interests of the fund.
Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding taxable securities, retaining cash or investing part or all of its assets in cash equivalents. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Risks Associated with Additional Investment Techniques and Fund Operations” for other investment techniques of the fund.
Virtus Seix Investment Grade Tax-Exempt Bond Fund145

Virtus Seix North Carolina Tax-Exempt Bond Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of seeking current income exempt from federal and state income taxes for North Carolina residents consistent with capital preservation.
Principal Investment Strategies:
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities with income exempt from U.S. federal and North Carolina state income taxes. Issuers of these securities may be located in North Carolina or any U.S. territory or possession. The fund may invest up to 20% of its assets in securities subject to the U.S. federal alternative minimum tax. The fund may also invest a portion of its net assets in certain taxable debt securities.
In selecting investments for purchase and sale, the subadviser tries to manage risk as much as possible. Based on the subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the subadviser attempts to invest more of the fund’s assets in undervalued market sectors and less in overvalued sectors taking into consideration maturity, sector, credit, state and supply and demand levels. There are no limits on the fund’s average-weighted maturity or on the remaining maturities of individual securities in which the fund may invest.
The subadviser tries to diversify the fund’s holdings within the State of North Carolina. The subadviser also attempts to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit.
The fund invests in securities rated investment grade (BBB-/Baa3 or better) by at least one national securities rating agency or unrated securities that the subadviser believes are of comparable quality. The subadviser may retain securities if the rating of the security falls below investment grade and the subadviser deems retention of the security to be in the best interests of the fund.
Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding taxable securities, retaining cash or investing part or all of its assets in cash equivalents. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Risks Associated with Additional Investment Techniques and Fund Operations” for other investment techniques of the fund.
146Virtus Seix North Carolina Tax-Exempt Bond Fund

Virtus Seix Short-Term Bond Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Principal Investment Strategies:
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of short- to medium-term investment grade (BBB-/Baa3 or better) U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. These securities may be rated investment grade by at least one national securities rating agency or may be unrated securities that the subadviser believes are of comparable quality. The fund’s investment in non-U.S. issuers may at times be significant.
A security’s rating will be governed by the Barclays methodology as follows: when Standard & Poor’s Financial Services LLC, Moody’s Investors Service, Inc. and Fitch, Inc. provide a rating, the subadviser will use the middle rating of the three; if only two of those three rating agencies rate the security, the subadviser will use the lowest rating; if only one rating agency assigns a rating, the subadviser will use that rating. If none of the three provide a rating, the subadviser may rely on a rating provided by another nationally recognized statistical ratings organization (“NRSRO”).
There are no limits on the fund’s average-weighted maturity or on the remaining maturities of individual securities in which the fund may invest. The subadviser anticipates that the fund’s modified-adjusted duration will mirror that of the Bloomberg Barclays 1-3 Year Government/Credit Index, plus or minus 20%. For example, if the duration of the Bloomberg Barclays 1-3 Year Government/Credit Index is 1.5 years, the fund’s duration may be 1.2 to 1.8 years. As of December 31, 2017, the duration of the Bloomberg Barclays 1-3 Year Government/Credit Index was 1.91 years. Duration measures a bond or fund’s sensitivity to interest rate or other changes (such as changes in a bond’s yield) and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of 5 years, its value will change by 5% if yields change by 1%. Shorter duration bonds generally result in lower expected volatility. The fund may invest a portion of its assets in securities that are restricted as to resale.
The subadviser may retain securities if the rating of the security falls below investment grade and the subadviser deems retention of the security to be in the best interests of the fund. The fund may invest a portion of its assets in securities that are restricted as to resale. As a result of its investment strategies, the fund’s portfolio turnover rate may be 100% or more.
In selecting securities for purchase and sale, the subadviser attempts to identify securities that are expected to offer a comparably better investment return for a given level of risk. For example, short-term bonds generally have better returns than money market instruments with a fairly modest increase in risk and/or volatility. The subadviser manages the fund from a total return perspective. That is, the subadviser makes day-to-day investment decisions for the fund with a view towards maximizing returns. The subadviser analyzes, among other things, yields, market sectors and credit risk in an effort to identify attractive investments with attractive risk/reward trade-offs.
In addition, to implement its investment strategy, the fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures and options) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.
Temporary Defensive Strategy: During periods of rising interest rates, unstable pricing and currency exchange, or in response to extreme market fluctuations, the subadviser, at its discretion, may take temporary defensive positions that are inconsistent with its principal investment strategies by investing part or all of the fund’s assets in cash or cash equivalents. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Risks Associated with Additional Investment Techniques and Fund Operations” for other investment techniques of the fund.
Virtus Seix Short-Term Bond Fund147

Virtus Seix Short-Term Municipal Bond Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of seeking to maximize total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.
Principal Investment Strategies:
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities, including securities subject to the U.S. federal alternative minimum tax, with the income exempt from regular U.S. federal income tax. The fund will invest primarily in investment grade (BBB-/Baa3 or better) short-term municipal securities. The issuers of these securities may be located in any U.S. state, territory or possession. The fund may also invest a portion of its net assets in certain taxable debt securities. The fund expects that it will normally maintain an effective maturity of 3 years or less.
In selecting investments for purchase and sale, the subadviser tries to manage risk as much as possible. Based on the subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the subadviser attempts to invest more of the fund’s assets in undervalued municipal securities and less in overvalued municipal securities taking into consideration maturity, sector, credit, state and supply and demand levels.
The subadviser also attempts to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The fund invests in securities rated investment grade by at least one national securities rating agency or unrated securities that the subadviser believes are of comparable quality. The subadviser may retain securities if the rating of the security falls below investment grade and the subadviser deems retention of the security to be in the best interests of the fund.
Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding taxable securities, retaining cash or investing part or all of its assets in cash equivalents. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Risks Associated with Additional Investment Techniques and Fund Operations” for other investment techniques of the fund.
148Virtus Seix Short-Term Municipal Bond Fund

Virtus Seix Total Return Bond Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Principal Investment Strategies:
The fund invests in various types of income-producing debt securities including mortgage- and asset-backed securities, government and agency obligations, corporate obligations and floating rate loans. The fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The fund’s investment in non-U.S. issuers may at times be significant.
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities. These securities will be chosen from the broad universe of available fixed income securities rated investment grade (BBB-/Baa3 or better), or unrated securities that the subadviser believes are of comparable quality.
A security’s rating will be governed by the Barclays methodology as follows: when Standard & Poor’s Financial Services LLC, Moody’s Investors Service, Inc. and Fitch, Inc. provide a rating, the subadviser will use the middle rating of the three; if only two of those three rating agencies rate the security, the subadviser will use the lowest rating; if only one rating agency assigns a rating, the subadviser will use that rating. If none of the three provide a rating, the subadviser may rely on a rating provided by another nationally recognized statistical ratings organization (“NRSRO”).
There are no limits on the fund’s average-weighted maturity or on the remaining maturities of individual securities in which the fund may invest. The fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations (sometimes referred to as “junk bonds”). The fund may also invest a portion of its assets in securities that are restricted as to resale. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more.
The subadviser anticipates that the fund’s modified-adjusted duration will mirror that of the Bloomberg Barclays U.S. Aggregate Bond Index, plus or minus 20%. For example, if the duration of the Bloomberg Barclays U.S. Aggregate Bond Index is 5 years, the fund’s duration may be 4 to 6 years. As of December 31, 2017, the duration of the Bloomberg Barclays U.S. Aggregate Bond Index was 5.98 years. Duration measures a bond or fund’s sensitivity to interest rate or other changes (such as changes in a bond’s yield) and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of 5 years, its value will change by 5% if yields change by 1%. Shorter duration bonds generally result in lower expected volatility.
In selecting investments for purchase and sale, the subadviser generally selects a greater weighting in corporate obligations and mortgage-backed securities relative to the fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.
In addition, to implement its investment strategy, the fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The fund may count the value of certain derivatives with investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.
While the fund generally does not invest in equity securities, equity securities may be obtained through a restructuring of a debt security held in the fund and may be retained in the fund if the subadviser deems it to be in the fund’s best interests.
Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing, without limit, in cash and cash equivalents. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Risks Associated with Additional Investment Techniques and Fund Operations” for other investment techniques of the fund.
Virtus Seix Total Return Bond Fund149

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of seeking to maximize current income consistent with capital preservation.
Principal Investment Strategies:
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in short duration U.S. government securities of any credit quality. These securities may include, but are not limited to, U.S. Treasury securities, U.S. agency securities, U.S. agency mortgage-backed securities, repurchase agreements and other U.S. government securities.
The fund expects to maintain an average effective duration between 3 months and 1 year. Individual purchases will generally be limited to securities with an effective duration of less than 5 years. Duration measures a bond or fund’s sensitivity to interest rate or other changes (such as changes in a bond’s yield) and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if yields change by 1%. Shorter duration bonds generally result in lower expected volatility. Individual purchases will generally be limited to securities with an effective duration of less than 5 years.
In selecting securities for purchase and sale, the subadviser attempts to maximize income by identifying securities that offer an acceptable yield for a given maturity. The fund may use U.S. Treasury securities futures as a vehicle to adjust duration and manage its interest rate exposure.
In addition, to implement its investment strategy, the fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures and options) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Risks Associated with Additional Investment Techniques and Fund Operations” for other investment techniques of the fund.
150Virtus Seix U.S. Government Securities Ultra-Short Bond Fund

Virtus Seix U.S. Mortgage Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Principal Investment Strategies:
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. government agency mortgage-backed securities, such as the Federal National Mortgage Association (“FNMA”), Government National Mortgage Association (“GNMA”) and collateralized mortgage obligations. The fund may invest a portion of its assets in securities that are restricted as to resale. There are no limits on the fund’s average-weighted maturity or on the remaining maturities of individual securities in which the fund may invest. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more.
Buy and sell decisions are based on a wide number of factors that determine the risk-reward profile of each security within the context of the broader portfolio. In selecting investments for purchase and sale the subadviser attempts to identify mortgage securities that it expects to perform well in rising and falling markets, such as those which have stable prepayments, call protection, below par prices, and refinancing barriers. The subadviser also attempts to reduce the risk that the underlying mortgages are prepaid by focusing on securities that it believes are less prone to this risk. For example, FNMA or GNMA securities that were issued years ago may be less prone to prepayment risk because there have been many opportunities for refinancing.
The subadviser anticipates that the fund’s modified-adjusted duration will mirror that of the Bloomberg Barclays U.S. Mortgage-Backed Securities Index, plus or minus 20%. For example, if the duration of the Bloomberg Barclays U.S. Mortgage-Backed Securities Index is 5 years, the fund’s duration may be 4 to 6 years. As of December 31, 2017, the duration of the Bloomberg Barclays U.S. Mortgage-Backed Securities Index was 4.43 years. Duration measures a bond or fund’s sensitivity to interest rate or other changes (such as changes in a bond’s yield) and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of 5 years, its value will change by 5% if yields change by 1%. Shorter duration bonds generally result in lower expected volatility. The fund may invest a portion of its assets in securities that are restricted as to resale.
In addition, to implement its investment strategy, the fund may buy or sell, to a limited extent, derivative instruments (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk and credit risk. Further, the fund may utilize exchange traded futures to manage interest rate exposure.
Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing, without limit, in cash and cash equivalents. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Risks Associated with Additional Investment Techniques and Fund Operations” for other investment techniques of the fund.
Virtus Seix U.S. Mortgage Fund151

Virtus Seix Ultra-Short Bond Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of seeking to maximize current income consistent with capital preservation.
Principal Investment Strategies:
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in short duration fixed income securities. These securities may include, but are not limited to, U.S. Treasury and agency securities, obligations of supranational entities and foreign governments, domestic and foreign-corporate debt obligations, taxable municipal debt securities and mortgage-backed and asset-backed securities. The fund’s investment in foreign issuers may at times be significant.
A security’s rating will be governed by the Barclays methodology as follows: when Standard & Poor’s Financial Services LLC, Moody’s Investors Service, Inc. and Fitch, Inc. provide a rating, the subadviser will use the middle rating of the three; if only two of those three rating agencies rate the security, the subadviser will use the lowest rating; if only one rating agency assigns a rating, the subadviser will use that rating. If none of the three provide a rating, the subadviser may rely on a rating provided by another nationally recognized statistical ratings organization (“NRSRO”).
The fund normally expects to maintain an average effective duration between 3 months and 1 year. Individual purchases will generally be limited to investment-grade securities with an effective duration of less than 5 years. Duration measures a bond or fund’s sensitivity to interest rate or other changes (such as changes in a bond’s yield) and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if yields change by 1%. Shorter duration bonds generally result in lower expected volatility. The fund may invest a portion of its assets in securities that are restricted as to resale.
In selecting investments for purchase and sale, the subadviser attempts to maximize income by identifying securities that offer an acceptable yield for a given level of credit risk and maturity. The subadviser attempts to identify short duration securities that offer a comparably better return potential and yield than money market funds. The subadviser may retain securities if the rating of the security falls below investment grade and the subadviser deems retention of the security to be in the best interests of the fund. Such securities are sometimes referred to as “junk bonds.”
In addition, to implement its investment strategy, the fund may buy or sell, derivative instruments (such as swaps, including credit default swaps, futures and options) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as credit and interest rate risk.
Temporary Defensive Strategy: During periods of rising interest rates, unstable pricing and currency exchange, or in response to extreme market fluctuations, the subadviser, at its discretion, may take temporary defensive positions that are inconsistent with its principal investment strategies by investing part or all of the fund’s assets in cash or cash equivalents. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Risks Associated with Additional Investment Techniques and Fund Operations” for other investment techniques of the fund.
152Virtus Seix Ultra-Short Bond Fund

Virtus Seix Virginia Intermediate Municipal Bond Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of seeking current income exempt from federal and state income taxes for Virginia residents consistent with capital preservation.
Principal Investment Strategies:
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities, including securities subject to the U.S. federal alternative minimum tax, with income exempt from regular U.S. federal income tax and Virginia commonwealth income tax. Issuers of these securities may be located in Virginia or any U.S. territory or possession. In addition, the fund may invest a portion of its net assets in certain taxable debt securities.
In selecting investments for purchase and sale, the subadviser tries to manage risk by buying investment grade(BBB-/Baa3 or better) securities. Based on the subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the subadviser attempts to invest more of the fund’s assets in undervalued sectors and less in overvalued sectors.
The fund invests in securities rated investment grade by at least one national securities rating agency or unrated securities that the subadviser believes are of comparable quality. The subadviser expects that the fund’s effective maturity will range from 4 to 10 years but there is no limit on the maturities of individual securities in which the fund may invest. The subadviser may retain securities if the rating of the security falls below investment grade and the subadviser deems retention of the security to be in the best interests of the fund.
Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding taxable securities, retaining cash or investing part or all of its assets in cash equivalents. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Risks Associated with Additional Investment Techniques and Fund Operations” for other investment techniques of the fund.
Virtus Seix Virginia Intermediate Municipal Bond Fund153

Virtus Silvant Large-Cap Growth Stock Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of seeking to provide capital appreciation.
Principal Investment Strategies:
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other U.S.-traded equity securities of large-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). The subadviser considers large-capitalization companies to be companies with market capitalizations generally within those of companies in the Russell 1000® Growth Index. As of December 31, 2017, the market capitalization range of the companies in the Russell 1000® Growth Index was $654 million to $860 billion. As a result of its investment strategy, the fund may focus its investments in one or more sectors.
The subadviser will seek out securities it believes have strong business fundamentals, such as revenue growth, improving cash flows, increasing margins and positive earning trends.
In selecting investments for purchase and sale, the subadviser chooses companies that it believes have above-average growth potential to beat expectations. The subadviser uses a “bottom-up” process based on company fundamentals. Risk controls are in place to assist in maintaining a portfolio that is diversified by sector and minimizes unintended risks relative to the primary benchmark. The subadviser then performs in-depth fundamental analysis to determine the quality and sustainability of expectations to determine whether or not the company is poised to beat expectations. The subadviser also applies proprietary quantitative models to rank stocks based on improving fundamentals, valuation, capital deployment and efficiency and sentiment or behavior factors.
Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing, without limit, in cash and cash equivalents. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Risks Associated with Additional Investment Techniques and Fund Operations” for other investment techniques of the fund.
154Virtus Silvant Large-Cap Growth Stock Fund

Virtus Silvant Small-Cap Growth Stock Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of seeking to provide long-term capital appreciation.
Principal Investment Strategies:
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S.-traded equity securities of small-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). The subadviser considers small-capitalization companies to be companies with market capitalizations generally within those of companies in the Russell 2000® Growth Index. As of December 31, 2017, the market capitalization range of the companies in the Russell 2000® Growth Index was $3.9 million to $9.5 billion. As a result of its investment strategy, the fund may focus its investments in one or more sectors.
In selecting investments for purchase and sale, the subadviser chooses companies that it believes have above-average growth potential to beat expectations as a result of strong business fundamentals, such as revenue growth, improving cash flows, increasing margins and positive earning trends. The subadviser uses a “bottom-up” process based on company fundamentals. Risk controls are in place to assist in maintaining a portfolio that is diversified by sector and minimizes unintended risks relative to the primary benchmark. It then performs in-depth fundamental analysis to determine the quality and sustainability of expectations to determine whether or not the company is poised to beat expectations. The subadviser also applies proprietary quantitative models to rank stocks based on improving fundamentals, valuation, capital deployment and efficiency, and sentiment or behavior factors.
Temporary Defensive Strategy: During periods of rising interest rates, unstable pricing and currency exchange, or in response to extreme market fluctuations, the subadviser, at its discretion, may take temporary defensive positions that are inconsistent with its principal investment strategies by investing part or all of the fund’s assets in cash or cash equivalents. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Risks Associated with Additional Investment Techniques and Fund Operations” for other investment techniques of the fund.
Virtus Silvant Small-Cap Growth Stock Fund155

Virtus WCM International Equity Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of seeking to provide long-term capital appreciation.
Principal Investment Strategies:
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of foreign companies. These foreign companies may be located in emerging markets. For purposes of the 80% investment policy, the fund’s investment in equity securities may include common stocks, preferred stocks and depositary receipts, as well as other equity securities that may be received as a result of a conversion or spinoff, such as convertible securities or warrants. The fund’s investment in depositary receipts may include American, European, Canadian and Global Depositary Receipts (“ADRs”, “EDRs”, “CDRs”, and “GDRs”, respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in various non-U.S. trading markets.
In selecting investments for purchase and sale, the subadviser uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a strong probability for superior future growth. The subadviser’s investment process focuses on seeking companies that are industry leaders with sustainable competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations. The subadviser also considers other factors including political risk, monetary policy risk, and regulatory risk in selecting securities.
Although the fund may invest in any size companies, it will generally invest in large-capitalization established multinational companies. The subadviser considers large-capitalization companies to be those with market capitalization of $3.5 billion or greater at the time of investment. The fund generally considers a company to be foreign if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, a non-U.S country or market, or if the company derives at least 50% of its revenues, net profits or incremental revenue growth (typically over the past five years) from, or has at least 50% of assets or production capacities in, one or more non-U.S. countries or markets. The fund generally will invest in securities of companies located in different regions and, under normal market conditions, will invest a significant portion of its assets in at least three different countries outside of the U.S. However, when market conditions warrant, the fund may have a significant portion of its assets invested in the securities of companies in fewer than three countries. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more and the fund may focus its investments in one or more sectors.
Temporary Defensive Strategy: During periods of rising interest rates, unstable pricing and currency exchange, or in response to extreme market fluctuations, the subadviser, at its discretion, may take temporary defensive positions that are inconsistent with its principal investment strategies by investing part or all of the fund’s assets in cash or cash equivalents. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Risks Associated with Additional Investment Techniques and Fund Operations” for other investment techniques of the fund.
156Virtus WCM International Equity Fund

Virtus Zevenbergen Innovative Growth Stock Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of seeking to provide long-term capital appreciation.
Principal Investment Strategies:
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of U.S. companies and other U.S.-traded equity securities. The fund considers U.S.-traded equity securities to include American Depositary Receipts (“ADRs”) as well as securities that are traded in the U.S. that have been issued by companies established, domiciled or operating in foreign countries. The fund may invest in companies of any size and may invest a portion of its assets in U.S. or non-U.S. issued securities of foreign companies. As a result of its investment strategy, the fund may focus its investments in one or more sectors.
The fund invests primarily in common stocks of companies that exhibit strong growth characteristics. In selecting investments for purchase and sale, the subadviser uses a fundamental research approach to identify innovative companies with favorable prospects for future revenue, earnings, and/or cash flow growth, due to their long-term product differentiation, customer demand, competitive positioning or other differentiating factors. The fund utilizes a variety of traditional and unconventional resources and techniques to identify growth “drivers” for each company and these growth drivers become critical to the ongoing evaluation process. Industry growth dynamics, company competitive positioning, pricing flexibility, and diversified product offerings are evaluated, providing the foundation for further fundamental research to determine the weighting of the fund’s investments. Generally the fund will hold a limited number of securities.
Temporary Defensive Strategy: During periods of rising interest rates, unstable pricing and currency exchange, or in response to extreme market fluctuations, the subadviser, at its discretion, may take temporary defensive positions that are inconsistent with its principal investment strategies by investing part or all of the fund’s assets in cash or cash equivalents. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Risks Associated with Additional Investment Techniques and Fund Operations” for other investment techniques of the fund.
Virtus Zevenbergen Innovative Growth Stock Fund157

More Information About Risks Related to Principal Investment Strategies

Each of the funds may not achieve its objective, and each is not intended to be a complete investment program.
Generally, the value of a fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of such fund’s investments decreases, you will lose money.
Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser or a subadviser expects. As a result, the value of your shares may decrease.
Specific risks of investing in the funds are identified in the below table and described in detail following the table. For certain funds, the indicated risks apply indirectly through the fund’s investments in other funds.
Risks	Virtus Ceredex Large-Cap Value Equity Fund	Virtus Ceredex Mid-Cap Value Equity Fund	Virtus Ceredex Small-Cap Value Equity Fund	Virtus Conservative Allocation Strategy Fund	Virtus Growth Allocation Strategy Fund	Virtus Seix Core Bond Fund	Virtus Seix Corporate Bond Fund	Virtus Seix Floating Rate High Income Fund	Virtus Seix Georgia Tax-Exempt Bond Fund	Virtus Seix High Grade Municipal Bond Fund	Virtus Seix High Income Fund	Virtus Seix High Yield Fund	Virtus Seix Investment Grade Tax-Exempt Bond Fund
Affiliated Fund				X	X
Allocation				X	X
Asset-Backed Securities								X
Convertible Securities
Debt Securities				X	X	X	X	X	X	X	X	X	X
Call				X	X	X	X	X	X	X	X	X	X
Credit				X	X	X	X	X	X	X	X	X	X
Interest Rate				X	X	X	X	X	X	X	X	X	X
Depositary Receipts	X	X	X								X
Derivatives				X	X	X	X	X			X	X
Equity Securities	X	X	X	X	X
Growth Stocks				X	X
Large Market Capitalization Companies	X			X	X
Medium Market Capitalization Companies		X
Small and Medium Market Capitalization Companies
Small Market Capitalization Companies			X	X	X
Value Stocks	X	X	X	X	X
Exchange-Traded Funds ("ETFs")				X	X
Foreign Investing				X	X	X	X	X			X	X
Currency Rate				X	X	X	X	X			X	X
Emerging Market Investing				X	X	X	X				X	X
Fund of Funds				X	X
Geographic Concentration									X
High Yield-High Risk Fixed Income Securities (Junk Bonds)				X	X	X	X	X			X	X
Illiquid and Restricted Securities				X	X		X	X			X	X
Income						X	X	X	X	X	X	X	X
Industry/Sector Concentration	X	X	X	X	X
Inflation Protected Investing						X
158Virtus Mutual Funds

Risks	Virtus Ceredex Large-Cap Value Equity Fund	Virtus Ceredex Mid-Cap Value Equity Fund	Virtus Ceredex Small-Cap Value Equity Fund	Virtus Conservative Allocation Strategy Fund	Virtus Growth Allocation Strategy Fund	Virtus Seix Core Bond Fund	Virtus Seix Corporate Bond Fund	Virtus Seix Floating Rate High Income Fund	Virtus Seix Georgia Tax-Exempt Bond Fund	Virtus Seix High Grade Municipal Bond Fund	Virtus Seix High Income Fund	Virtus Seix High Yield Fund	Virtus Seix Investment Grade Tax-Exempt Bond Fund
Limited Number of Investments
Loans				X	X		X	X			X	X
Market Volatility	X	X	X	X	X	X	X	X	X	X	X	X	X
Mortgage-Backed Securities
Mortgage-Backed and Asset-Backed Securities				X	X	X
Municipal Bond Market									X	X			X
Non-Diversification
Portfolio Turnover	X	X				X	X			X	X		X
Preferred Stocks
Real Estate				X	X
Sector Focused Investing	X	X	X	X	X
Short-Term Investments				X				X
Tax-Exempt Securities									X	X			X
Tax Liability									X	X			X
Unrated Fixed Income Securities				X	X	X	X	X	X	X	X	X	X
U.S. Government Securities				X	X	X	X	X			X
Risks	Virtus Seix North Carolina Tax-Exempt Bond Fund	Virtus Seix Short-Term Bond Fund	Virtus Seix Short-Term Municipal Bond Fund	Virtus Seix Total Return Bond Fund	Virtus Seix U.S. Government Securities Ultra-Short Bond Fund	Virtus Seix U.S. Mortgage Fund	Virtus Seix Ultra-Short Bond Fund	Virtus Seix Virginia Intermediate Municipal Bond Fund	Virtus Silvant Large-Cap Growth Stock Fund	Virtus Silvant Small-Cap Growth Stock Fund	Virtus WCM International Equity	Virtus Zevenbergen Innovative Growth Stock Fund
Affiliated Fund
Allocation
Asset-Backed Securities
Convertible Securities											X
Debt Securities	X	X	X	X	X	X	X	X
Call	X	X	X	X	X	X	X	X
Credit	X	X	X	X	X	X	X	X
Interest Rate	X	X	X	X	X	X	X	X
Depositary Receipts									X	X	X	X
Derivatives		X		X	X	X	X
Equity Securities									X	X	X	X
Growth Stocks									X	X	X	X
Large Market Capitalization Companies									X		X	X
Medium Market Capitalization Companies
Small and Medium Market Capitalization Companies												X
Small Market Capitalization Companies
Value Stocks
Exchange-Traded Funds ("ETFs")
Foreign Investing		X		X			X				X	X
Currency Rate		X		X			X				X	X
Emerging Market Investing				X							X
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Risks	Virtus Seix North Carolina Tax-Exempt Bond Fund	Virtus Seix Short-Term Bond Fund	Virtus Seix Short-Term Municipal Bond Fund	Virtus Seix Total Return Bond Fund	Virtus Seix U.S. Government Securities Ultra-Short Bond Fund	Virtus Seix U.S. Mortgage Fund	Virtus Seix Ultra-Short Bond Fund	Virtus Seix Virginia Intermediate Municipal Bond Fund	Virtus Silvant Large-Cap Growth Stock Fund	Virtus Silvant Small-Cap Growth Stock Fund	Virtus WCM International Equity	Virtus Zevenbergen Innovative Growth Stock Fund
Fund of Funds
Geographic Concentration	X							X			X
High Yield-High Risk Fixed Income Securities (Junk Bonds)				X			X
Illiquid and Restricted Securities		X		X		X	X
Income	X	X	X	X	X	X	X	X
Industry/Sector Concentration												X
Inflation Protected Investing
Limited Number of Investments												X
Loans				X		X
Market Volatility	X	X	X	X	X	X	X	X	X	X	X	X
Mortgage-Backed Securities					X	X
Mortgage-Backed and Asset-Backed Securities		X		X	X	X	X
Municipal Bond Market	X		X				X	X
Non-Diversification	X					X
Portfolio Turnover		X		X		X					X
Preferred Stocks											X
Real Estate
Sector Focused Investing									X	X	X	X
Short-Term Investments		X	X		X		X
Tax-Exempt Securities	X		X					X
Tax Liability	X		X					X
Unrated Fixed Income Securities	X	X	X	X	X		X	X
U.S. Government Securities		X		X	X	X	X
Affiliated Fund
The fund’s adviser has the authority to select and substitute affiliated and/or unaffiliated mutual funds to serve as underlying funds, which may create a conflict of interest because the adviser receives fees from affiliated funds, some of which pay the adviser more than others. However, as a fiduciary to the fund the adviser is obligated to act in the fund’s best interest when selecting underlying funds.
Allocation
A fund’s investment performance depends, in part, upon how its assets are allocated and reallocated by its adviser. If the fund’s exposure to equities and fixed income securities, or to different asset classes, deviates from the adviser’s intended allocation, or if the fund’s allocation is not optimal for market conditions at a given time, the fund’s performance may suffer.
Asset-Backed Securities
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The impairment of the value of collateral or other assets underlying an asset-backed security, such as that resulting from non-payment of loans, may result in a reduction in the value of such security and losses to a fund.
Early payoffs in the loans underlying such securities may result in a fund receiving less income than originally anticipated. The variability in prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, a fund may be required to invest proceeds at lower interest rates, causing the fund to earn less than if the prepayments had not occurred. Conversely, rising interest rates
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may cause prepayments to occur at a slower than expected rate, which may effectively change a security that was considered short- or intermediate-term into a long-term security. Long-term securities tend to fluctuate in value more widely in response to changes in interest rates than shorter-term securities.
Convertible Securities
Convertible securities are bonds, debentures, notes, preferred stock, rights, warrants or other securities that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. If a convertible security is called for redemption, the respective fund may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the fund. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Securities convertible into common stocks may have higher yields than common stocks but lower yields than comparable nonconvertible securities.
Debt Securities
Debt securities are subject to various risks, the most prominent of which are credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. Risks associated with investing in debt securities include the following:
•
Call Risk. There is a risk that issuers will prepay fixed rate obligations when interest rates fall. A fund holding callable securities therefore may be forced to reinvest in obligations with lower interest rates than the original obligations and otherwise may not benefit fully from the increase in value that other fixed income securities experience when rates decline.

•
Credit Risk.  There is a risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

•
Interest Rate Risk.  The values of debt securities usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to a fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.
Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore it might not benefit from any increase in value as a result of declining interest rates.
•
Liquidity Risk.  Certain debt securities may be substantially less liquid than many other securities, such as U.S. Government securities or common stocks.

•
Long-Term Maturities/Durations Risk. Fixed income securities with longer maturities or durations may be subject to greater price fluctuations due to interest rate, tax law, and general market changes than securities with shorter maturities or durations.

Depositary Receipts
Certain funds may invest in American Depositary Receipts (ADRs) sponsored by U.S. banks, European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), ADRs not sponsored by U.S. banks, other types of depositary receipts (including non-voting depositary receipts), and other similar instruments representing securities of foreign companies.
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Although certain depositary receipts may reduce or eliminate some of the risks associated with foreign investing, these types of securities generally are subject to many of the same risks as direct investment in securities of foreign issuers.
Derivatives
Derivative transactions are contracts whose value is derived from the value of an underlying asset, index or rate, including futures, options, non-deliverable forwards, foreign currency forward contracts and swap agreements. A fund may use derivatives to hedge against factors that affect the value of its investments, such as interest rates and foreign currency exchange rates. A fund may also utilize derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets, volatility, dividend payments and currencies.
Derivatives typically involve greater risks than traditional investments. It is generally more difficult to ascertain the risk of, and to properly value, derivative contracts. Many derivatives, and particularly those that are privately negotiated, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the fund. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives are usually less liquid than traditional securities and are subject to counterparty risk (the risk that the other party to the contract will default or otherwise not be able to perform its contractual obligations). In addition, some derivatives transactions may involve potentially unlimited losses.
Derivative contracts entered into for hedging purposes may also subject a fund to losses if the contracts do not correlate with the assets, indexes or rates they were designed to hedge. In regard to currency hedging using forward contracts, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the fund between the date a foreign currency forward contract is entered into and the date it expires.
As an investment company registered with the SEC, each fund is required to identify on its books (often referred to as “asset segregation”) liquid assets, or engage in other SEC-approved measures, to “cover” open positions with respect to certain kinds of derivative instruments. If a fund investing in such instruments has insufficient cash to meet such requirements, it may have to sell other investments, including at disadvantageous times.
Governments, agencies and/or other regulatory bodies may adopt or change laws or regulations that could adversely affect a fund’s ability to invest in derivatives as the fund’s subadviser intends. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), among other things, grants the Commodity Futures Trading Commission (the “CFTC”) and SEC broad rulemaking authority to implement various provisions of the Dodd-Frank Act including comprehensive regulation of the over-the-counter (“OTC”) derivatives market. The implementation of the Dodd-Frank Act could adversely affect a fund by placing limits on derivative transactions, and/or increasing transaction and/or regulatory compliance costs. For example, the CFTC has recently adopted new rules that will apply a new aggregation standard for position limit purposes, which may further limit a fund’s ability to trade futures contracts and swaps.
There are also special tax rules applicable to certain types of derivatives, which could affect the amount, timing and character of a fund’s income or loss and hence of its distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating a fund’s income or deferring its losses. A fund’s use of derivatives may also increase the amount of taxes payable by shareholders or the resources required by the fund or its adviser and/or subadviser(s) to comply with particular regulatory requirements.
Equity Securities
Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the fund goes down, the value of the fund’s shares will be affected.
•
Growth Stocks Risk. Growth stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Growth stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks, and as a result they tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

•
Large Market Capitalization Companies Risk. The value of investments in larger companies may not rise as much as investments in smaller companies, and larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

162Virtus Mutual Funds

•
Medium Market Capitalization Companies Risk. Medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the fund.

•
Small and Medium Market Capitalization Companies Risk. Small and medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small and medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the fund.

•
Small Market Capitalization Companies Risk. Small companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the fund.

•
Value Stocks Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors, or because it is associated with a market sector that generally is out of favor with investors. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

Exchange-Traded Funds (ETFs)
ETFs invest in a portfolio of securities designed to track a particular market segment or index. The risks associated with investing in ETFs generally reflect the risks of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Assets invested in ETFs incur a layering of expenses, including operating costs and advisory fees that fund shareholders indirectly bear; such expenses may exceed the expenses the fund would incur if it invested directly in the underlying portfolio of securities the ETF is designed to track. Shares of ETFs trade on a securities exchange and may trade at, above, or below their net asset value.
Foreign Investing
Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic and political developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in currency exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.
In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk.
•
Currency Rate Risk. Because the foreign securities in which a fund invests generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Because the value of each fund’s shares is calculated in U.S. dollars, it is possible for a fund to lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the fund’s holdings goes up. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the fund’s holdings in foreign securities.

•
Emerging Market Investing Risk.  The risks of foreign investments are generally greater in countries whose markets are still developing than they are in more developed markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will. Certain emerging markets may also face other

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significant internal or external risks, including the risk of war and civil unrest. For all of these reasons, investments in emerging markets may be considered speculative. To the extent that a fund invests a significant portion of its assets in a particular emerging market, the fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the fund as compared with a fund that does not have its holdings concentrated in a particular country.
Fund of Funds
Achieving the fund’s objective will depend on the performance of the underlying mutual funds, which depends on the particular securities in which the underlying mutual funds invest. Indirectly, the fund is subject to all risks associated with the underlying mutual funds. Since the fund’s performance depends on that of each underlying mutual fund, it may be subject to increased volatility.
Assets invested in other mutual funds incur a layering of expenses, including operating costs, advisory fees and administrative fees that you, as a shareholder in the fund, indirectly bear. Such fees and expenses may exceed the fees and expenses the fund would have incurred if it invested in the underlying fund’s assets directly. As the underlying funds or the fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the fund may increase or decrease. If the fund invests in closed-end funds, it may incur added expenses such as additional management fees and trading costs and additional risks associated with trading at a discount to NAV and use of leverage.
The underlying funds may change their investment objective or policies without the approval of the fund, and the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund.
Each underlying fund may be subject to risks other than those described because the types of investments made by an underlying fund can change over time. For further description of the risks associated with the underlying funds, please consult the underlying funds’ prospectus.
Geographic Concentration
The value of the investments of a fund that focuses its investments in a particular geographic location will be highly sensitive to financial, economic, political and other developments affecting the fiscal stability of that location, and conditions that negatively impact that location will have a greater impact on the fund as compared with a fund that does not have its holdings similarly concentrated. Events negatively affecting such location are therefore likely to cause the value of the fund’s shares to decrease, perhaps significantly.
High-Yield/High-Risk Fixed Income Securities (Junk Bonds)
Securities rated “BB” or below by S&P or Fitch, or “Ba” or below by Moody’s, may be known as “high-yield” securities and commonly referred to as “junk bonds.” The highest of the ratings among S&P, Fitch and Moody's is used to determine the security's classification. Such securities entail greater price volatility and credit and interest rate risk than investment-grade securities. Analysis of the creditworthiness of high-yield/high-risk issuers is more complex than for higher-rated securities, making it more difficult for a fund's subadviser to accurately predict risk. There is a greater risk with high-yield/high-risk fixed income securities that an issuer will not be able to make principal and interest payments when due. If the fund pursues missed payments, there is a risk that fund expenses could increase. In addition, lower-rated securities may not trade as often and may be less liquid than higher-rated securities, especially during periods of economic uncertainty or change. As a result of all of these factors, these bonds are generally considered to be speculative.
Illiquid and Restricted Securities
Certain securities in which a fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions. When there is no willing buyer or a security cannot be readily sold, the fund may have to sell at a lower price or may be unable to sell the security at all. The sale of such securities may also require the fund to incur expenses in addition to those normally associated with the sale of a security.
Income
The income shareholders receive from a fund is based primarily on the dividends and interest the fund earns from its investments, which can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of the fund’s preferred stock holdings and any bond holdings could drop as well. The fund’s income also would likely be affected adversely when prevailing short-term interest rates increase. In certain circumstances, a fund may be treated as receiving income even though no cash is received. A fund may not be able to pay distributions, or may have
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to reduce distribution levels, if the cash distributions that the fund receives from its investments decline. For investments in inflation-protected treasuries (TIPS), income may decline due to a decline in inflation (or deflation) or due to changes in inflation expectations.
Industry/Sector Concentration
The value of the investments of a fund that focuses its investments in a particular industry or market sector will be highly sensitive to financial, economic, political and other developments affecting that industry or market sector, and conditions that negatively impact that industry or market sector will have a greater impact on the fund as compared with a fund that does not have its holdings similarly concentrated. Events negatively affecting the industries or market sectors in which a fund has invested are therefore likely to cause the value of the fund’s shares to decrease, perhaps significantly.
Inflation-Protected Investing
The current market value of inflation-protected securities is not guaranteed and will fluctuate. Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.
Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by a fund invested in such securities may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by a fund may not pay any income and the fund may suffer a loss. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a fund’s value. If interest rates rise due to reasons other than inflation, a fund’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. In addition, positive adjustments to principal generally will result in taxable income to a fund at the time of such adjustments (which generally would be distributed by the fund as part of its taxable dividends), even though the principal amount is not paid until maturity. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. A fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different from the rate of the inflation index.
Limited Number of Investments
Because the fund invests in a limited number of securities, the fund’s portfolio will be more susceptible to factors adversely affecting issuers of securities in the fund’s portfolio than would a fund holding a greater number of securities.
Loans
Investing in loans (including floating rate loans, loan assignments, loan participations and other loan instruments) carries certain risks in addition to the risks typically associated with high-yield/high-risk fixed income securities. Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and sometimes trade infrequently on the secondary market. In the event a borrower defaults, a fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. There is a risk that the value of the collateral securing the loan may decline after a fund invests and that the collateral may not be sufficient to cover the amount owed to the fund. If the loan is unsecured, there is no specific collateral on which the fund can foreclose. In addition, if a secured loan is foreclosed, a fund may bear the costs and liabilities associated with owning and disposing of the collateral, including the risk that collateral may be difficult to sell.
Transactions in many loans settle on a delayed basis that may take more than seven days. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period of time after the sale of the loans. No active trading market may exist for some loans, which may impact the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded loans. Loans also may be subject to restrictions on resale, which can delay the sale and adversely impact the sale price. Difficulty in selling a loan can result in a loss. Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse
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changes in economic or market conditions. Certain loans may not be considered “securities,” and purchasers, such as a fund, therefore may not be entitled to rely on the strong anti-fraud protections of the federal securities laws. With loan participations, a fund may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly, so that delays and expense may be greater than those that would be involved if a fund could enforce its rights directly against the borrower.
Market Volatility
The value of the securities in which a fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.
Instability in the financial markets has exposed each fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the U.S. Government and other governments have taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which funds themselves are regulated, which could limit or preclude a fund’s ability to achieve its investment objective.
Mortgage-Backed Securities
Mortgage-backed securities represent interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. The impairment of the value of collateral underlying a mortgage-backed security, such as that resulting from non-payment of loans, may result in a reduction in the value of such security and losses to a fund.
Early payoffs in the loans underlying such securities may result in a fund receiving less income than originally anticipated. The variability in prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, a fund may be required to invest proceeds at lower interest rates, causing the fund to earn less than if the prepayments had not occurred. Conversely, rising interest rates may cause prepayments to occur at a slower than expected rate, which may effectively change a security that was considered short- or intermediate-term into a long-term security. Long-term securities tend to fluctuate in value more widely in response to changes in interest rates than shorter-term securities.
Mortgage-Backed and Asset-Backed Securities
Mortgage-backed securities represent interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements. These two types of securities share many of the same risks.
The impairment of the value of collateral or other assets underlying a mortgage-backed or asset-backed security, such as that resulting from non-payment of loans, may result in a reduction in the value of such security and losses to a fund.
Early payoffs in the loans underlying such securities may result in a fund receiving less income than originally anticipated. The variability in prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, a fund may be required to invest proceeds at lower interest rates, causing the fund to earn less than if the prepayments had not occurred. Conversely, rising interest rates may cause prepayments to occur at a slower than expected rate, which may effectively change a security that was considered short- or intermediate-term into a long-term security. Long-term securities tend to fluctuate in value more widely in response to changes in interest rates than shorter-term securities.
Municipal Bond Market
The amount of public information available about municipal bonds is generally less than that of corporate equities or bonds, and the investment performance of a fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a fund that does not invest in municipal bonds. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity, and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and
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other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of the fund’s shares to fall. The frequency and magnitude of such changes cannot be predicted. A fund may invest in municipal obligations that do not appear to be related, but in fact depend on the financial rating or support of a single government unit, in which case, events that affect one of the obligations will also affect the others and will impact the fund’s portfolio to a greater degree than if the fund’s investments were not so related. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.
Non-Diversification
As a non-diversified investment company, the fund is not limited in the proportion of assets that it may invest in the securities of any one issuer. If the fund takes concentrated positions in a small number of issuers, the fund may be more susceptible to the risks associated with those issuers, or to a single economic, political, regulatory or other event affecting those issuers.
Portfolio Turnover
A fund’s investment strategy may result in consistently frequently high turnover rate. A high portfolio turnover rate may result in correspondingly greater brokerage commission expenses and the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect the fund’s performance.
Preferred Stocks
Preferred stocks may provide a higher dividend rate than the interest yield on debt securities of the same issuer, but are subject to greater risk of fluctuation in market value and greater risk of non-receipt of income. Unlike interest on debt securities, dividends on preferred stocks must be declared by the issuer’s board of directors before becoming payable. Preferred stocks are in many ways like perpetual debt securities, providing a stream of income but without stated maturity date. Because they often lack a fixed maturity or redemption date, preferred stocks are likely to fluctuate substantially in price when interest rates change. Such fluctuations generally are comparable to or exceed those of long-term government or corporate bonds (those with maturities of fifteen to thirty years). Preferred stocks have claims on assets and earnings of the issuer which are subordinate to the claims of all creditors but senior to the claims of common stockholders. A preferred stock rating differs from a bond rating because it applies to an equity issue which is intrinsically different from, and subordinated to, a debt issue. Preferred stock ratings generally represent an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. Preferred stock also may be subject to optional or mandatory redemption provisions, and may be significantly less liquid than many other securities, such as U.S. Government securities, corporate debt or common stock.
Real Estate Investment
Investing in companies that invest in real estate (“Real Estate Companies”) exposes the fund to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding. Real Estate Companies may lack diversification due to ownership of a limited number of properties and concentration in a particular geographic region or property type.
Sector Focused Investing
The value of the investments of a fund that focuses its investments in a particular market sector will be highly sensitive to financial, economic, political and other developments affecting that market sector, and conditions that negatively impact that market sector will have a greater impact on the fund as compared with a fund that does not have its holdings similarly focused. Events negatively affecting the market sectors in which a fund has invested are therefore likely to cause the value of the fund’s shares to decrease, perhaps significantly.
Short-Term Investments
Short-term investments include money market instruments, repurchase agreements, certificates of deposit and bankers’ acceptances and other short-term instruments that are not U.S. Government securities. These securities generally present less risk than many other investments, but they are generally subject to credit risk and may be subject to other risks as well.
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Tax-Exempt Securities
Tax-exempt securities may not provide a higher after-tax return than taxable securities, or the tax-exempt status of such securities may be lost or limited.
Tax Liability
Distributions by a fund could become taxable to shareholders as ordinary income due to noncompliant conduct by a municipal bond issuer, unfavorable changes in federal or state tax laws, or adverse interpretations of tax laws by applicable tax authorities. Such adverse interpretations or actions could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability. In addition, such adverse interpretations or actions could cause the value of a security, and therefore the value of a fund’s shares, to decline.
Unrated Fixed Income Securities
A fund’s subadviser has the authority to make determinations regarding the quality of unrated fixed-income securities for the purposes of assessing whether they meet the fund’s investment restrictions. However, analysis of unrated securities is more complex than that of rated securities, making it more difficult for the subadviser to accurately predict risk. Unrated fixed income securities may not be lower in quality than rated securities, but due to their perceived risk they may not have as broad a market as rated securities, making it more difficult to sell unrated securities.
U.S. Government Securities
Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase, and in fact, the market values of such obligations may fluctuate. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.
168Virtus Mutual Funds

Management of the Funds

The Adviser
Virtus Fund Advisers, LLC (“VFA” or the “Adviser”), formerly RidgeWorth Capital Management LLC, located at 100 Pearl Street, Hartford, Connecticut 06103 and 333 Piedmont Road, NE, Suite 1500 Atlanta, Georgia 30305, serves as the investment adviser to the funds. VFA, an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc., a publicly-traded multi-manager asset management business, acts as an investment adviser to mutual funds and as adviser to institutional clients. As of December 31, 2017, the Adviser managed approximately $36.5 billion in assets.
Subject to the direction of the funds’ Board of Trustees, the Adviser is responsible for managing the funds’ investment programs and for the general operations of the funds, including oversight of the funds’ subadvisers.
The Adviser has appointed and oversees the activities of each of the subadvisers for the funds shown in the table below. For the funds shown below, each subadviser manages the investments of each fund to conform with its investment policies as described in this prospectus.
Virtus Ceredex Large-Cap Value Equity Fund	Ceredex
Virtus Ceredex Mid-Cap Value Equity Fund	Ceredex
Virtus Ceredex Small-Cap Value Equity Fund	Ceredex
Virtus Seix Core Bond Fund	Seix
Virtus Seix Corporate Bond Fund	Seix
Virtus Seix Floating Rate High Income Fund	Seix
Virtus Seix Georgia Tax-Exempt Bond Fund	Seix
Virtus Seix High Grade Municipal Bond Fund	Seix
Virtus Seix High Income Fund	Seix
Virtus Seix High Yield Fund	Seix
Virtus Seix Investment Grade Tax-Exempt Bond Fund	Seix
Virtus Seix North Carolina Tax-Exempt Bond Fund	Seix
Virtus Seix Short-Term Bond Fund	Seix
Virtus Seix Short-Term Municipal Bond Fund	Seix
Virtus Seix Total Return Bond Fund	Seix
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund	Seix
Virtus Seix U.S. Mortgage Fund	Seix
Virtus Seix Ultra-Short Bond Fund	Seix
Virtus Seix Virginia Intermediate Municipal Bond Fund	Seix
Virtus Silvant Large-Cap Growth Stock Fund	Silvant
Virtus Silvant Small-Cap Growth Stock Fund	Silvant
Virtus WCM International Equity Fund	WCM
Virtus Zevenbergen Innovative Growth Stock Fund	Zevenbergen
Management Fees
Each fund pays the Adviser an investment management fee that is accrued daily against the value of the fund’s net assets at the following annual rates:
Virtus Ceredex Large-Cap Value Equity Fund	0.70%
Virtus Ceredex Mid-Cap Value Equity Fund	0.75%
Virtus Ceredex Small-Cap Value Equity Fund	0.85%
Virtus Conservative Allocation Strategy Fund	0.10%
Virtus Growth Allocation Strategy Fund	0.10%
Virtus Seix Core Bond Fund	0.25%
Virtus Seix Corporate Bond Fund	0.40%
Virtus Seix Floating Rate High Income Fund	0.45%
Virtus Seix Georgia Tax-Exempt Bond Fund	0.50%
Virtus Seix High Grade Municipal Bond Fund	0.50%
Virtus Seix High Income Fund	0.55%
Virtus Seix High Yield Fund	0.45%
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Virtus Seix Investment Grade Tax-Exempt Bond Fund	0.50%
Virtus Seix North Carolina Tax-Exempt Bond Fund	0.50%
Virtus Seix Short-Term Bond Fund	0.40%
Virtus Seix Short-Term Municipal Bond Fund	0.35%
Virtus Seix Total Return Bond Fund	0.25%
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund	0.20%
Virtus Seix U.S. Mortgage Fund	0.40%
Virtus Seix Ultra-Short Bond Fund	0.22%
Virtus Seix Virginia Intermediate Municipal Bond Fund	0.50%
Virtus Silvant Large-Cap Growth Stock Fund	0.70%
Virtus Silvant Small-Cap Growth Stock Fund	0.85%
Virtus WCM International Equity Fund	0.85%
Virtus Zevenbergen Innovative Growth Stock Fund	0.85%
The above fees are also subject to breakpoint discounts at the following asset levels for each fund:
First $500 million = none — no discount from full fee
Next $500 million = 5% discount from full fee
Next $4 billion = 10% discount from full fee
Over $5 billion = 15% discount from full fee
In its last fiscal year, each fund paid fees to the Adviser (after waivers) at the following percentage of average net assets:
Virtus Ceredex Large-Cap Value Equity Fund	0.66%
Virtus Ceredex Mid-Cap Value Equity Fund	0.69%
Virtus Ceredex Small-Cap Value Equity Fund	0.83%
Virtus Conservative Allocation Strategy Fund	0.10%
Virtus Growth Allocation Strategy Fund	0.10%
Virtus Seix Core Bond Fund	0.25%
Virtus Seix Corporate Bond Fund	0.40%
Virtus Seix Floating Rate High Income Fund	0.41%
Virtus Seix Georgia Tax-Exempt Bond Fund	0.50%
Virtus Seix High Grade Municipal Bond Fund	0.50%
Virtus Seix High Income Fund	0.55%
Virtus Seix High Yield Fund	0.45%
Virtus Seix Investment Grade Tax-Exempt Bond Fund	0.50%
Virtus Seix North Carolina Tax-Exempt Bond Fund	0.50%
Virtus Seix Short-Term Bond Fund	0.40%
Virtus Seix Short-Term Municipal Bond Fund	0.35%
Virtus Seix Total Return Bond Fund	0.24%
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund	0.19%
Virtus Seix U.S. Mortgage Fund	0.40%
Virtus Seix Ultra-Short Bond Fund	0.22%
Virtus Seix Virginia Intermediate Municipal Bond Fund	0.50%
Virtus Silvant Large-Cap Growth Stock Fund	0.70%
Virtus Silvant Small-Cap Growth Stock Fund	0.85%
Virtus WCM International Equity Fund	0.85%
Virtus Zevenbergen Innovative Growth Stock Fund	0.85%
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The Subadvisers
Ceredex, an affiliate of the Adviser, is located at 301 East Pine Street, Suite 500, Orlando, Florida 32801. Ceredex is an investment adviser registered with the SEC. The firm was established in 2008 after 19 years functioning as the Adviser’s value style investment management team. As of December 31, 2017, Ceredex had approximately $10.1 billion in assets under management. Ceredex is a value equity asset management firm that seeks to identify catalysts that may lead to appreciation in undervalued, dividend-paying stocks.
Seix, an affiliate of the Adviser, is located at One Maynard Drive, Suite 3200, Park Ridge, New Jersey 07656. Seix was established in 2008 as a wholly-owned subsidiary of the Adviser, and is an investment adviser registered with the SEC. Its predecessor, Seix Investment Advisors, Inc., was founded in 1992 and was independently owned until 2004 when the firm joined the Adviser as the institutional fixed income management division. Seix is a fundamental, credit driven fixed income boutique specializing in investment grade and high yield bond and leveraged loan management. Seix has employed its bottom-up, research-oriented approach to fixed income management for over 20 years. Seix selects, buys and sells assets for the funds it subadvises under the supervision of the Adviser and the Board of Trustees. As of December 31, 2017, Seix had approximately $24.8 billion in assets under management.
Silvant, an affiliate of the Adviser, is located at 3333 Piedmont Road, Suite 1500, Atlanta, Georgia 30305. Silvant is an investment adviser registered with the SEC. The firm was established in 2008 after 24 years functioning as the Adviser’s growth style investment management team. As of December 31, 2017, Silvant had approximately $1.1 billion in assets under management. Silvant focuses on managing growth equity products for a diverse range of institutional clients.
WCM is located at 280 Brooks Street, Laguna Beach, California 92651. WCM is an employee-owned investment adviser registered with the SEC. The firm was established in 1976. As of December 31, 2017, WCM had approximately $25.6 billion in assets under management.
Zevenbergen, a minority-owned affiliate of the Adviser, is located at 601 Union Street, Suite 4600, Seattle, Washington 98101. Zevenbergen is an investment adviser registered with the SEC. The firm was established in 1987 and, as of December 31, 2017, had approximately $2.4 billion in assets under management. Zevenbergen specializes in aggressive growth-equity investment advisory services for separately managed portfolios and mutual funds. The Adviser pays each subadviser a subadvisory fee which is calculated on the fund’s average daily net assets at the following annual rates:
Virtus Ceredex Large-Cap Value Equity Fund	50% of net investment management fee
Virtus Ceredex Mid-Cap Value Equity Fund	50% of net investment management fee
Virtus Ceredex Small-Cap Value Equity Fund	50% of net investment management fee
Virtus Seix Core Bond Fund	50% of net investment management fee
Virtus Seix Corporate Bond Fund	50% of net investment management fee
Virtus Seix Floating Rate High Income Fund	50% of net investment management fee
Virtus Seix Georgia Tax-Exempt Bond Fund	50% of net investment management fee
Virtus Seix High Grade Municipal Bond Fund	50% of net investment management fee
Virtus Seix High Income Fund	50% of net investment management fee
Virtus Seix High Yield Fund	50% of net investment management fee
Virtus Seix Investment Grade Tax-Exempt Bond Fund	50% of net investment management fee
Virtus Seix North Carolina Tax-Exempt Bond Fund	50% of net investment management fee
Virtus Seix Short-Term Bond Fund	50% of net investment management fee
Virtus Seix Short-Term Municipal Bond Fund	50% of net investment management fee
Virtus Seix Total Return Bond Fund	50% of net investment management fee
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund	50% of net investment management fee
Virtus Seix U.S. Mortgage Fund	50% of net investment management fee
Virtus Seix Ultra-Short Bond Fund	50% of net investment management fee
Virtus Seix Virginia Intermediate Municipal Bond Fund	50% of net investment management fee
Virtus Silvant Large-Cap Growth Stock Fund	50% of net investment management fee
Virtus Silvant Small-Cap Growth Stock Fund	50% of net investment management fee
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Virtus WCM International Equity Fund
60% of net investment management fee with respect to the first $500 million under management;
62% of net investment management fee with respect to the next $500 million under management;
63% of net investment management fee with respect to the next $4 billion under management; and
65% of net investment management fee with respect to assets under management in excess of  $5 billion.

Virtus Zevenbergen Innovative Growth Stock Fund	0.44% of the fund’s average daily net assets
A discussion regarding the basis for the Board of Trustees approving the investment advisory and subadvisory agreements of the funds is available in the funds’ semi-annual report covering the period April 1, 2017 through September 30, 2017.
The funds and the Adviser have received shareholder approval to rely on an exemptive order from the SEC that permits the Adviser, subject to certain conditions and without the approval of shareholders to: (a) select both unaffiliated subadvisers and certain wholly-owned affiliated subadvisers to manage all or a portion of the assets of a fund, and enter into subadvisory agreements with such subadvisers; (b) materially amend subadvisory agreements with such subadvisers; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including, if applicable, instructions regarding how to obtain the information concerning the new subadviser that normally is provided in a proxy statement.
Portfolio Management
To the extent that more than one individual is listed for a given fund, the following individuals are jointly and primarily responsible for management of that fund unless otherwise indicated.
Ceredex
Virtus Ceredex Large-Cap Value Equity Fund	Mills Riddick, CFA (since 1995)
Virtus Ceredex Mid-Cap Value Equity Fund	Don Wordell, CFA (since 2001)
Virtus Ceredex Small-Cap Value Equity Fund	Brett Barner, CFA (since 1994)
Brett Barner, CFA. Mr. Barner currently serves as Managing Director of Ceredex. He has worked in investment management since 1985.
Mills Riddick, CFA. Mr. Riddick currently serves as Chief Investment Officer of Ceredex. He has worked in investment management since 1982.
Don Wordell, CFA. Mr. Wordell currently serves as Managing Director of Ceredex. He has worked in investment management since 1996.
Seix
Seix utilizes a team management approach for the funds for which it acts as subadviser. Seix is organized into teams of portfolio managers and credit analysts along sectors and broad investment categories, including government securities, corporate bonds, securitized assets, high yield bonds, high yield loans, emerging market debt, non-U.S. securities and global currencies. The senior portfolio managers are responsible for security selection, portfolio structure and rebalancing, compliance with stated investment objectives, and cash flow monitoring.
Virtus Seix Core Bond Fund	Carlos Catoya (since 2015) James F. Keegan (since 2008) Michael Rieger (since 2007) Perry Troisi (since 2004) Jonathan Yozzo (since 2015)
Virtus Seix Corporate Bond Fund	Carlos Catoya (since 2015) James F. Keegan (since 2008) Perry Troisi (since 2004) Jonathan Yozzo (since 2015)
Virtus Seix Floating Rate High Income Fund	Vincent Flanagan (since 2011) George Goudelias (since 2006) (Lead Portfolio Manager)
Virtus Seix Georgia Tax-Exempt Bond Fund	Chris Carter (since 2003)
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Virtus Seix High Grade Municipal Bond Fund	Ronald Schwartz (since 1994)
Virtus Seix High Income Fund	James FitzPatrick (since 2013) Michael Kirkpatrick (since 2011)
Virtus Seix High Yield Fund	James FitzPatrick (since 2013) Michael Kirkpatrick (since 2007)
Virtus Seix Investment Grade Tax-Exempt Bond Fund	Ronald Schwartz (since 1992)
Virtus Seix North Carolina Tax-Exempt Bond Fund	Chris Carter (since 2005)
Virtus Seix Short-Term Bond Fund	Carlos Catoya (since 2015) James F. Keegan (since 2014) Michael Rieger (since 2014) Perry Troisi (since 2014) Jonathan Yozzo (since 2015)
Virtus Seix Short-Term Municipal Bond Fund	Ronald Schwartz (since 2011) (Lead Portfolio Manager) Dusty Self (since 2011)
Virtus Seix Total Return Bond Fund	Seth Antiles (since 2007) Carlos Catoya (since 2015) James F. Keegan (since 2008) Michael Rieger (since 2007) Perry Troisi (since 2002) Jonathan Yozzo (since 2015)
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund	James F. Keegan (since 2014) Michael Rieger (since 2014) Perry Troisi (since 2014)
Virtus Seix U.S. Mortgage Fund	Seth Antiles (since 2009) Carlos Catoya (since 2015) James F. Keegan (since 2008) Michael Rieger (since 2007) Perry Troisi (since 2007) Jonathan Yozzo (since 2015)
Virtus Seix Ultra-Short Bond Fund	Carlos Catoya (since 2015) James F. Keegan (since 2014) Michael Rieger (since 2014) Perry Troisi (since 2014) Jonathan Yozzo (since 2015)
Virtus Seix Virginia Intermediate Municipal Bond Fund	Chris Carter (since 2011)
Seth Antiles. Mr. Antiles joined Seix in 2005 and serves as Senior Portfolio Manager and Managing Director. He specializes in global macro strategies. Mr. Antiles is focused on research and oversight for all emerging market and non-dollar investments and is a member of the Seix Investment Policy Group, which determines firm-wide asset allocation policy. He has worked in investment management since 1994.
Christopher Carter. Mr. Carter joined Seix in 2003 and serves as a Portfolio Manager and Managing Director at Seix. He has worked in investment management since 1991.
Carlos Catoya. Mr. Catoya joined Seix in 2001 and serves as Portfolio Manager for Credit, Managing Director and Head of High Grade Credit Research. He is a member of the Seix Investment Policy Group, which determines firm-wide asset allocation policy. He has worked in investment management since 1994.
James FitzPatrick. Mr. FitzPatrick joined Seix in 1997 and serves as Portfolio Manager, Managing Director and Head of Leveraged Finance Trading. He has worked in investment management since 1996.
Vince Flanagan. Mr. Flanagan joined Seix in 2006 and serves as a Portfolio Manager and Senior High Yield Research Analyst focusing on Media and Technology. He has worked in investment management since 1997.
George Goudelias. Mr. Goudelias is a Senior Portfolio Manager, Head of Leveraged Finance and a Senior High Yield Research Analyst covering the Telecommunications sector for Seix. He is a member of the Seix Investment Policy Group, which determines firm-wide asset allocation policy. He has extensive experience covering the telecommunications industry. He has worked in investment management since 1987.
Virtus Mutual Funds173

James F. Keegan. Mr. Keegan joined Seix in 2008 and serves as Chief Investment Officer and Chairman of Seix. He has oversight responsibilities for the Seix investment teams and specific portfolio management responsibilities within the Investment Grade team. Mr. Keegan leads the Seix Investment Policy Group, which determines firm-wide asset allocation policy.
Michael Kirkpatrick. Mr. Kirkpatrick joined Seix in 2002 and serves as Senior Portfolio Manager, Managing Director and Senior High Yield Research Analyst primarily covering the Gaming and Finance sectors. He is a member of the Seix Investment Policy Group, which determines firm-wide asset allocation policy. He has worked in investment management since 1991.
Michael Rieger. Mr. Rieger joined Seix in 2007 and serves as Senior Portfolio Manager and Managing Director. He focuses on the securitized sector and is a member of the Seix Investment Policy Group, which determines firm-wide asset allocation policy. He has worked in investment management since 1986.
Ronald Schwartz. Mr. Schwartz joined Seix Investment Advisors’ predecessor firm in 1988 and currently serves as Senior Portfolio Manager and Managing Director and leads the Investment Grade Tax-Exempt group at Seix. He is a member of the Seix Investment Policy Group, which determines firm-wide asset allocation policy. He has worked in investment management since 1982.
Dusty Self. Ms. Self is a Portfolio Manager and Managing Director at Seix and provides analysis for all the Investment Grade Tax-Exempt Bond Funds. Ms. Self began her career as a portfolio specialist and then as a performance analyst at Seix Investment Advisors’ predecessor firm. She has worked in investment management since 1992.
Perry Troisi. Mr. Troisi joined Seix in 1999 and serves as Senior Portfolio Manager and Managing Director. He is responsible for the government, government-related, and securitized (residential mortgage-backed security/commercial mortgage-backed security/asset-backed security) asset classes. He is a member of the Seix Investment Policy Group, which determines firm-wide asset allocation policy. He has worked in investment management since 1986.
Jonathan Yozzo. Mr. Yozzo joined Seix in 2000 and serves as Portfolio Manager for Credit, Managing Director and Head of Investment Grade Corporate Trading. He is a member of the Seix Investment Policy Group, which determines firm-wide asset allocation policy. He has worked in investment management since 1991.
Silvant
Virtus Silvant Large-Cap Growth Stock Fund	Sandeep Bhatia, PhD, CFA (since 2011) Michael A. Sansoterra (since 2007) (Lead Portfolio Manager)
Virtus Silvant Small-Cap Growth Stock Fund	Sandeep Bhatia, PhD, CFA (since 2011) (Lead Portfolio Manager) Michael A. Sansoterra (since 2007)
Sandeep Bhatia, PhD, CFA. Mr. Bhatia currently serves as Managing Director of Silvant. He has been associated with Silvant or an affiliate since 2007. Prior to joining the Silvant team, Mr. Bhatia served as a Senior Research Analyst for Eagle Asset Management, focusing on the healthcare sector from 2005 to 2007. He has worked in investment management since 2000.
Michael A. Sansoterra. Mr. Sansoterra currently serves as Chief Investment Officer of Silvant. Prior to joining the Silvant team, Mr. Sansoterra served as Large Cap Diversified Growth Portfolio Manager and Senior Equity Analyst of Principal Global Investors from 2003 to 2007. He has worked in investment management since 1996.
VFA
Virtus Conservative Allocation Strategy Fund	Peter J. Batchelar, CFA, CAIA (since 2017) Thomas P. Wagner, CFA, CAIA (since 2017)
Virtus Growth Allocation Strategy Fund	Peter J. Batchelar, CFA, CAIA (since 2017) Thomas P. Wagner, CFA, CAIA (since 2017)
Peter J. Batchelar, CFA, CAIA. Mr. Batchelar is Portfolio Manager for the Adviser and Senior Vice President, Product Management for Virtus Investment Partners. Prior to joining the firm in 2004, Mr. Batchelar held positions at John A. Levin & Co. and Credit Suisse Asset Management, and was a Portfolio Manager at Mellon Capital Management where he managed Global Tactical Asset Allocation portfolios for institutional clients. Mr. Batchelar began his career in the investment industry in 1994.
Thomas P. Wagner, CFA, CAIA. Mr. Wagner is Portfolio Manager for the Adviser and Vice President, Product Management for Virtus Investment Partners. Prior to joining the firm in 2013, Mr. Wagner was a managing director in
174Virtus Mutual Funds

the TRS Investment Solutions Group at Prudential Financial and held various roles at The Hartford, including managing director in its Investment Advisory Group. In these roles, Mr. Wagner was responsible for manager selection, oversight, and asset allocation models. Mr. Wagner began his career in the investment industry in 2001.
WCM
Virtus WCM International Equity Fund	Paul R. Black (since 2015) Peter J. Hunkel (since 2015) Michael B. Trigg (since 2015) Kurt R. Winrich, CFA (since 2015)
Paul R. Black. Mr. Black currently serves as President and co-CEO of WCM. He has worked in investment management since 1983.
Peter J. Hunkel. Mr. Hunkel currently serves as Portfolio Manager and Business Analyst of WCM. He has worked in investment management since 1998.
Michael B. Trigg. Mr. Trigg currently serves as Portfolio Manager and Business Analyst of WCM. He has worked in investment management since 2000.
Kurt R. Winrich, CFA. Mr. Winrich currently serves as Chairman and co-CEO of WCM. He has worked in investment management since 1984.
Zevenbergen
Virtus Zevenbergen Innovative Growth Stock Fund	Nancy Zevenbergen (since 2004) Brooke de Boutray (since 2004) Leslie Tubbs (since 2004) Joseph Dennison (since 2015) Anthony Zackery (since 2015)
Brooke de Boutray, CFA, CIC. Ms. de Boutray joined Zevenbergen in 1992 and has served as Managing Director, Portfolio Manager and Analyst since 2004. She has worked in investment management since 1981.
Joseph Dennison, CFA. Mr. Dennison joined Zevenbergen in 2011 and serves as Portfolio Manager of Virtus Zevenbergen Innovative Growth Stock Fund. He has worked in investment management since 2011.
Leslie Tubbs, CFA, CIC. Ms. Tubbs joined Zevenbergen in 1994 and has served as Managing Director, Portfolio Manager and Analyst since 2004. She has worked in investment management since 1994.
Anthony Zackery, CFA. Mr. Zackery joined Zevenbergen in 2011 and serves as Portfolio Manager of Virtus Zevenbergen Innovative Growth Stock Fund. He has worked in investment management since 2011.
Nancy Zevenbergen, CFA, CIC. Ms. Zevenbergen has served as President and Chief Investment Officer of Zevenbergen since 1987. She has worked in investment management since 1981.
Please refer to the SAI for additional information about the funds' portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of shares of the funds.
Virtus Mutual Funds175

Risks Associated with Additional Investment Techniques and Fund Operations

In addition to the Principal Investment Strategies and Risks Related to Principal Investment Strategies, each of the funds listed in the chart below may engage in additional investment techniques that present additional risks to a fund as described below. Those additional investment techniques in which a fund is expected to engage as of the date of this prospectus are indicated in the chart below, although other techniques may be utilized from time to time. The information below the chart describes the additional investment techniques and their risks. Many of the additional investment techniques that a fund may use, as well as other investment techniques that are relied upon to a lesser degree, are more fully described in the SAI.
Risks	Virtus Ceredex Large-Cap Value Equity Fund	Virtus Ceredex Mid-Cap Value Equity Fund	Virtus Ceredex Small-Cap Value Equity Fund	Virtus Conservative Allocation Strategy Fund	Virtus Growth Allocation Strategy Fund	Virtus Seix Core Bond Fund	Virtus Seix Corporate Bond Fund	Virtus Seix Floating Rate High Income Fund	Virtus Seix Georgia Tax-Exempt Bond Fund	Virtus Seix High Grade Municipal Bond Fund	Virtus Seix High Income Fund	Virtus Seix High Yield Fund	Virtus Seix Investment Grade Tax-Exempt Bond Fund
Convertible Securities							X	X
Cybersecurity	X	X	X	X	X	X	X	X	X	X	X	X	X
Equity Securities							X	X
High-Yield/High-Risk Fixed Income Securities (Junk Bonds)						X
Investment Grade Securities								X
Leverage								X
Money Market Instruments								X
Mortgage-Backed and Asset-Backed Securities								X
Municipal Securities								X
Mutual Fund Investing	X	X	X	X	X	X	X	X	X	X	X	X	X
Operational	X	X	X	X	X	X	X	X	X	X	X	X	X
Repurchases Agreements								X
U.S. and Foreign Government Obligations								X
Variable Rate, Floating Rate and Variable Amount Securities							X	X
Risks	Virtus Seix North Carolina Tax-Exempt Bond Fund	Virtus Seix Short-Term Bond Fund	Virtus Seix Short-Term Municipal Bond Fund	Virtus Seix Total Return Bond Fund	Virtus Seix U.S. Government Securities Ultra-Short Bond Fund	Virtus Seix U.S. Mortgage Fund	Virtus Seix Ultra-Short Bond Fund	Virtus Seix Virginia Intermediate Municipal Bond Fund	Virtus Silvant Large-Cap Growth Stock Fund	Virtus Silvant Small-Cap Growth Stock Fund	Virtus WCM International Equity	Virtus Zevenbergen Innovative Growth Stock Fund
Convertible Securities				X
Cybersecurity	X	X	X	X	X	X	X	X	X	X	X	X
Equity Securities				X
High-Yield/High-Risk Fixed Income Securities (Junk Bonds)
Investment Grade Securities
Leverage
Money Market Instruments				X	X		X
Mortgage-Backed and Asset-Backed Securities
Municipal Securities							X
Mutual Fund Investing	X	X	X	X	X	X	X	X	X	X	X	X
Operational	X	X	X	X	X	X	X	X	X	X	X	X
Repurchases Agreements
U.S. and Foreign Government Obligations					X
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Risks	Virtus Seix North Carolina Tax-Exempt Bond Fund	Virtus Seix Short-Term Bond Fund	Virtus Seix Short-Term Municipal Bond Fund	Virtus Seix Total Return Bond Fund	Virtus Seix U.S. Government Securities Ultra-Short Bond Fund	Virtus Seix U.S. Mortgage Fund	Virtus Seix Ultra-Short Bond Fund	Virtus Seix Virginia Intermediate Municipal Bond Fund	Virtus Silvant Large-Cap Growth Stock Fund	Virtus Silvant Small-Cap Growth Stock Fund	Virtus WCM International Equity	Virtus Zevenbergen Innovative Growth Stock Fund
Variable Rate, Floating Rate and Variable Amount Securities				X
Convertible Securities
Convertible securities are bonds, debentures, notes, preferred stock, rights, warrants or other securities that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. If a convertible security is called for redemption, the respective fund may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the fund. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Securities convertible into common stocks may have higher yields than common stocks but lower yields than comparable nonconvertible securities.
Cybersecurity
With the increased use of technologies such as the Internet to conduct business, the funds have become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the digital information systems, networks or devices of the funds or their service providers (including, but not limited to, the funds’ investment adviser, transfer agent, custodian, administrators and other financial intermediaries) through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the funds. Any such cybersecurity breaches or losses of service may cause the funds to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the funds to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. While the funds and their service providers have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for. Cybersecurity risks may also impact issuers of securities in which the funds invest, which may cause the funds’ investments in such issuers to lose value.
Equity Securities
Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the fund goes down, the value of the fund’s shares will be affected.
High-Yield/High-Risk Fixed Income Securities (Junk Bonds)
Securities rated “BB” or below by S&P or Fitch, or “Ba” or below by Moody’s, may be known as “high-yield” securities and commonly referred to as “junk bonds.” The highest of the ratings among S&P, Fitch and Moody's is used to determine the security's classification. Such securities entail greater price volatility and credit and interest rate risk than investment-grade securities. Analysis of the creditworthiness of high-yield/high-risk issuers is more complex than for higher-rated securities, making it more difficult for a fund's subadviser to accurately predict risk. There is a greater risk with high-yield/high-risk fixed income securities that an issuer will not be able to make principal and interest payments when due. If the fund pursues missed payments, there is a risk that fund expenses could increase. In addition, lower-rated securities may not trade as often and may be less liquid than higher-rated securities, especially during periods of economic uncertainty or change. As a result of all of these factors, these bonds are generally considered to be speculative.
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Investment Grade Securities
A fund may invest in all types of long-term or short-term investment-grade debt obligations of U.S. issuers. In addition to the types of securities mentioned in connection with the fund’s principal investment strategies, the fund may also invest in other bonds, debentures, notes, municipal bonds, equipment lease certificates, equipment trust certificates, conditional sales contracts and commercial paper. Debt securities with lower credit ratings have a higher risk of default on payment of principal and interest, and securities with longer maturities are subject to greater price fluctuations in response to changes in interest rates. If interest rates rise, the value of debt securities generally will fall.
Leverage
When a fund makes investments in futures contracts, forward contracts, swaps and other derivative instruments, the futures contracts, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. When a fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a when-issued basis, or purchasing derivative instruments in an effort to increase its returns, the fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the fund. The value of the shares of a fund employing leverage will be more volatile and sensitive to market movements. Leverage may also involve the creation of a liability that requires the fund to pay interest.
Money Market Instruments
To meet margin requirements, redemptions or for investment purposes, a fund may hold money market instruments, including full faith and credit obligations of the United States, high quality short-term notes and commercial paper.
Mortgage-Backed and Asset-Backed Securities
Mortgage-backed securities represent interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements. These two types of securities share many of the same risks.
The impairment of the value of collateral or other assets underlying a mortgage-backed or asset-backed security, such as that resulting from non-payment of loans, may result in a reduction in the value of such security and losses to a fund.
Early payoffs in the loans underlying such securities may result in a fund receiving less income than originally anticipated. The variability in prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, a fund may be required to invest proceeds at lower interest rates, causing the fund to earn less than if the prepayments had not occurred. Conversely, rising interest rates may cause prepayments to occur at a slower than expected rate, which may effectively change a security that was considered short- or intermediate-term into a long-term security. Long-term securities tend to fluctuate in value more widely in response to changes in interest rates than shorter-term securities.
Municipal Securities
The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds, and the investment performance of a fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a fund that does not invest in municipal bonds. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity, and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of the fund’s shares to fall. The frequency and magnitude of such changes cannot be predicted. A fund may invest in municipal obligations that do not appear to be related, but in fact depend on the financial rating or support of a single government unit, in which case, events that affect one of the obligations will also affect the others and will impact the fund’s portfolio to a greater degree than if the fund’s investments were not so related. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.
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Mutual Fund Investing
Through its investments in other mutual funds, a fund is exposed not only to the risks of the underlying funds’ investments but also to certain additional risks. Assets invested in other mutual funds incur a layering of expenses, including operating costs, advisory fees and administrative fees that you, as a shareholder in the fund, indirectly bear. Such fees and expenses may exceed the fees and expenses the fund would have incurred if it invested in the underlying fund’s assets directly. To the extent that the expense ratio of an underlying fund changes, the weighted average operating expenses borne by the fund may increase or decrease. An underlying fund may change its investment objective or policies without the approval of the fund, and the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund. If a fund invests in closed-end funds, it may incur added expenses such as additional management fees and trading costs and additional risks associated with trading at a discount to NAV and use of leverage.
Operational
An investment in a fund, like any mutual fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a fund. While the funds seek to minimize such events through controls and oversight, there may still be failures that could cause losses to a fund.
Repurchase Agreements
A fund may invest in repurchase agreements with commercial banks, brokers and dealers considered by the fund’s subadviser to be creditworthy. Such agreements subject the fund to the risk of default or insolvency of the counterparty.
U.S. and Foreign Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase, and in fact, the market values of such obligations may fluctuate. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Foreign obligations may not be backed by the government of the issuing country, and are subject to foreign investing risks.
Variable Rate, Floating Rate and Variable Amount Securities
Variable rate, floating rate, or variable amount securities are generally short-term, unsecured, fluctuating, interest-bearing notes of private issuers. The absence of an active secondary market with respect to certain such instruments could make it difficult for the fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods that a fund is not entitled to exercise its demand rights, and the fund could, for these or other reasons, suffer a loss with respect to such instruments.
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Pricing of Fund Shares

How is the Share Price determined?
Each fund calculates a share price for each class of its shares. The share price (net asset value or “NAV”) for each class is based on the net assets of the fund and the number of outstanding shares of that class. In general, each fund calculates a share price for each class by:
•
adding the values of all securities and other assets of the fund;

•
subtracting liabilities; and

•
dividing the result by the total number of outstanding shares of that class.

Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or, if no closing price is available, at the last bid price. Shares of other investment companies are valued at such companies’ NAVs. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities. Other assets, such as accrued interest, accrued dividends and cash are also included in determining a fund’s NAV. As required, some securities and assets are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
For each of Virtus Conservative Allocation Strategy Fund and Virtus Growth Allocation Strategy Fund, the fund’s assets may consist primarily of shares of underlying mutual funds, if any, which are valued at their respective NAVs, and ETFs, which are valued at current market price. To determine NAV, the fund and each underlying mutual fund values its assets at market value. Equity securities held by the underlying affiliated mutual funds or directly by the funds, and ETFs held directly by the funds, are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or, if no closing price is available, at the last bid price. Debt securities held by the underlying affiliated mutual funds or directly by the funds are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities. Securities held by any underlying unaffiliated mutual funds will be valued as set forth in the respective prospectuses of the underlying unaffiliated funds. As required, some securities and assets held by any underlying affiliated mutual funds or directly by the funds are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the fund’s NAV.
Liabilities: Accrued liabilities for class-specific expenses (if any), distribution fees, service fees and other liabilities are deducted from the assets of each class. Accrued expenses and liabilities that are not class-specific (such as management fees) are allocated to each class in proportion to each class’s net assets except where an alternative allocation can be more appropriately made.
Net Asset Value (NAV): The liabilities allocated to a class are deducted from the proportionate interest of such class in the assets of the applicable fund. The resulting amount for each class is then divided by the number of shares outstanding of that class to produce each class’s NAV per share.
The NAV per share of each class of each fund is determined as of the close of regular trading (normally 4:00 PM Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for trading. A fund will not calculate its NAV per share class on days when the NYSE is closed for trading. If a fund (or underlying fund, as applicable) holds securities that are traded on foreign exchanges that trade on weekends or other holidays when the funds do not price their shares, the NAV of the fund’s shares may change on days when shareholders will not be able to purchase or redeem the fund’s shares.
How are securities fair valued?
If market quotations are not readily available or available prices are not reliable, the funds determine a “fair value” for an investment according to policies and procedures approved by the Board of Trustees. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source does not, in the opinion of the
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adviser/subadviser, reflect the security’s market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; (viii) securities where the market quotations are not readily available as a result of “significant” events; and (ix) securities whose principal exchange or trading market is closed for an entire business day on which a fund needs to determine its NAV. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.
The value of any portfolio security held by a fund for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the fund might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) the value of other relevant financial instruments, including derivative securities, traded on other markets or among dealers; (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iv) the type of the security; (v) the size of the holding; (vi) the initial cost of the security; (vii) trading volumes on markets, exchanges or among broker-dealers; (viii) price quotes from dealers and/or pricing services; (ix) values of baskets of securities traded on other markets, exchanges, or among dealers; (x) changes in interest rates; (xi) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (xii) an analysis of the company’s financial statements; (xiii) government (domestic or foreign) actions or pronouncements; (xiv) recent news about the security or issuer; (xv) whether two or more dealers with whom the adviser/subadviser regularly effects trades are willing to purchase or sell the security at comparable prices; and (xvi) other news events or relevant matters.
Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its NAV (generally, the close of regular trading on the NYSE) that may impact the value of securities traded in these foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
The value of a security, as determined using the funds’ fair valuation procedures, may not reflect such security’s market value.
At what price are shares purchased?
All investments received by the funds’ authorized agents in good order prior to the close of regular trading on the NYSE (normally 4:00 PM Eastern Time) will be executed based on that day’s NAV; investments received by the funds’ authorized agent in good order after the close of regular trading on the NYSE will be executed based on the next business day’s NAV. Shares credited to your account from the reinvestment of a fund’s distributions will be in full and fractional shares that are purchased at the closing NAV on the next business day on which the fund’s NAV is calculated following the dividend record date.
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Sales Charges

What are the classes and how do they differ?
Each fund offers multiple classes of shares. Each class of shares has different sales and distribution charges. (See “Fund Fees and Expenses” in each fund’s “Fund Summary,” previously in this prospectus.) For certain classes of shares, the funds have adopted distribution and service plans allowed under Rule 12b-1 of the Investment Company Act of 1940, as amended, that authorize the funds to pay distribution and service fees (“Rule 12b-1 Fees”) for the sale of their shares and for services provided to shareholders.
The Rule 12b-1 Fees paid by each class of the fund currently are as follows (“N/A” indicates that the fund does not offer the referenced share class, whereas “None” indicates that the share class has no applicable fees.):
Fund	Class A	Class C	Class I	Class R	Class R6	Class T
Virtus Ceredex Large-Cap Value Equity Fund	0.25%	1.00%	None	N/A	None	0.25%
Virtus Ceredex Mid-Cap Value Equity Fund	0.25%	1.00%	None	N/A	None	0.25%
Virtus Ceredex Small-Cap Value Equity Fund	0.25%	1.00%	None	N/A	N/A	0.25%
Virtus Conservative Allocation Strategy Fund	0.25%	1.00%	None	N/A	N/A	0.25%
Virtus Growth Allocation Strategy Fund	0.25%	1.00%	None	N/A	N/A	0.25%
Virtus Seix Core Bond Fund	0.25%	N/A	None	0.50%	None	0.25%
Virtus Seix Corporate Bond Fund	0.25%	1.00%	None	N/A	N/A	0.25%
Virtus Seix Floating Rate High Income Fund	0.25%	1.00%	None	N/A	None	0.25%
Virtus Seix Georgia Tax-Exempt Bond Fund	0.15%	N/A	None	N/A	N/A	0.25%
Virtus Seix High Grade Municipal Bond Fund	0.15%	N/A	None	N/A	N/A	0.25%
Virtus Seix High Income Fund	0.25%	N/A	None	0.50%	None	0.25%
Virtus Seix High Yield Fund	0.25%	N/A	None	0.50%	None	0.25%
Virtus Seix Investment Grade Tax-Exempt Fund	0.25%	N/A	None	N/A	N/A	0.25%
Virtus Seix North Carolina Tax-Exempt Bond Fund	0.15%	N/A	None	N/A	N/A	0.25%
Virtus Seix Short-Term Bond Fund	0.20%	1.00%	None	N/A	N/A	0.25%
Virtus Seix Short-Term Municipal Bond Fund	0.15%	N/A	None	N/A	N/A	0.25%
Virtus Seix Total Return Bond Fund	0.25%	N/A	None	0.50%	None	0.25%
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund	N/A	N/A	None	N/A	None	0.25%
Virtus Seix U.S. Mortgage Fund	0.20%	1.00%	None	N/A	N/A	0.25%
Virtus Seix Ultra-Short Bond Fund	N/A	N/A	None	N/A	N/A	0.25%
Virtus Seix Virginia Intermediate Municipal Bond Fund	0.15%	N/A	None	N/A	N/A	0.25%
Virtus Silvant Large-Cap Growth Stock Fund	0.25%	1.00%	None	N/A	None	0.25%
Virtus Silvant Small-Cap Growth Stock Fund	0.25%	1.00%	None	N/A	N/A	0.25%
Virtus WCM International Equity Fund	0.25%	N/A	None	N/A	None	0.25%
Virtus Zevenbergen Innovative Growth Stock Fund	0.25%	N/A	None	N/A	N/A	0.25%
What arrangement is best for you?
The different classes of shares permit you to choose the method of purchasing shares that is most beneficial to you. In choosing a class of shares, consider the amount of your investment, the length of time you expect to hold the shares, whether you decide to receive distributions in cash or to reinvest them in additional shares, and any other personal circumstances. Depending upon these considerations, the accumulated distribution and service fees and contingent deferred sales charges of one class of shares may be more or less than the initial sales charge and accumulated distribution and service fees of another class of shares bought at the same time. Because distribution and service fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Your financial representative should recommend only those arrangements that are suitable for you based on known information. In certain instances, you may be entitled to a reduction or waiver of sales charges. For instance, you may be entitled to a sales charge discount on Class A Shares and Class T Shares if you purchase more than certain breakpoints.
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To determine your eligibility for a sales charge discount on Class A Shares, you may aggregate all of your accounts (including joint accounts, retirement accounts such as individual retirement accounts (“IRAs”), non-IRAs, etc.) and those of your spouse, domestic partner, children and minor grandchildren.
The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from the fund or through a financial intermediary. Different intermediaries may impose different sales charges (including partial reduction in or waivers of sales charges) other than those listed in this section. Such intermediary-specific sales charge variations are described in Appendix A to this prospectus, entitled “Intermediary Sales Charges Discounts and Waivers.” Appendix A is incorporated herein by reference and is legally part of this prospectus.
Your financial representative may request that you provide an account statement or other holdings information to determine your eligibility for a breakpoint and/or waiver and to make certain all involved parties have the necessary data. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial representative at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, in order to receive these waivers or discounts shareholders will have to purchase fund shares through another intermediary offering such waivers or discounts or directly from the fund if the fund offers such waivers or discounts.
Additional information about the classes of shares offered, sales charges, breakpoints and discounts follows in this section and also may be found in the SAI in the section entitled “How to Buy Shares.” Intermediary-specific sales charge variations are described in Appendix A to this prospectus, entitled “Intermediary Sales Charges Discounts and Waivers.” This information is available free of charge, and in a clear and prominent format, at the Individual Investors section of virtus.com. Please be sure that you fully understand these choices before investing. If you or your financial representative requires additional assistance, you may also contact Virtus Fund Services by calling toll-free 800-243-1574.
Class A Shares (not offered by Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund). If you purchase Class A Shares, you will pay a sales charge at the time of purchase equal to the following: for Virtus Seix Short-Term Bond Fund, Virtus Seix Short-Term Municipal Bond Fund and Virtus Seix U.S. Mortgage Fund, 2.25% of the offering price (2.30% of the amount invested); for Virtus Seix Floating Rate High Income Fund, Virtus Seix Georgia Tax-Exempt Bond Fund, Virtus Seix High Grade Municipal Bond Fund, Virtus Seix Investment Grade Tax-Exempt Bond Fund, Virtus Seix North Carolina Tax-Exempt Bond Fund, and Virtus Seix Virginia Intermediate Municipal Bond Fund, 2.75% of the offering price (2.83% of the amount invested); for Virtus Seix Core Bond Fund, Virtus Seix Corporate Bond Fund, Virtus Seix High Income Fund, Virtus Seix High Yield Fund, and Virtus Seix Total Return Bond Fund 3.75% of the offering price (3.90% of the amount invested, and for the other funds, 5.75% of the offering price (6.10% of the amount invested). The sales charge may be reduced or waived under certain conditions. (See “Initial Sales Charge Alternative—Class A Shares” and “Class A Sales Charge Reductions and Waivers” below.) Generally, Class A Shares are not subject to any charges by the fund when redeemed; however, a contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions on which a finder’s fee has been paid. For Virtus Seix Short-Term Bond Fund, Virtus Seix Short-Term Municipal Bond Fund and Virtus Seix U.S. Mortgage Fund, the CDSC may be imposed on redemptions within 12 months of a finder’s fee being paid; for all other funds, the CDSC may be imposed on redemptions within 18 months of a finder’s fee being paid. The Distributor may pay broker-dealers a finder’s fee for eligible Class A Share purchases in excess of  $250,000 for Virtus Seix Short-Term Bond Fund, Virtus Seix Short-Term Municipal Bond Fund and Virtus Seix U.S. Mortgage Fund and eligible Class A Share purchases in excess $1 million for all other funds in this prospectus. The 12- or 18-month period begins on the last day of the month preceding the month in which the purchase was made, and shares not subject to a finder’s fee will be deemed to be redeemed first. Class A Shares have lower distribution and service fees (0.15% for Virtus Seix Georgia Tax-Exempt Bond Fund, Virtus High Grade Municipal Bond Fund, Virtus Seix Investment Grade Tax-Exempt Bond Fund, Virtus Seix North Carolina Tax-Exempt Bond Fund, Virtus Seix Short-Term Municipal Bond Fund and Virtus Seix Virginia Intermediate Municipal Bond Fund; 0.20% for Virtus Seix Short-Term Bond Fund and Virtus Seix U.S. Mortgage Fund; and 0.25% for all other Virtus Mutual Funds) and generally pay higher dividends than Class C Shares.
Class C Shares (Virtus Ceredex Large-Cap Value Equity Fund, Virtus Ceredex Mid-Cap Value Equity Fund, Virtus Ceredex Small-Cap Value Equity Fund, Virtus Conservative Allocation Strategy Fund, Virtus Growth Allocation Strategy Fund, Virtus Seix Corporate Bond Fund, Virtus Seix Floating Rate High Income Fund, Virtus Seix Short-Term Bond Fund, Virtus Seix U.S. Mortgage Fund, Virtus Silvant Large-Cap Growth Stock Fund and Virtus Silvant Small-Cap Growth Stock Fund only). If you purchase Class C Shares, you will not pay a sales charge at the time of purchase. If you sell your Class C Shares within the first year after they are purchased, you will pay a
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deferred sales charge of 1%. (See “Deferred Sales Charge Alternative—Class C Shares” below.) Class C Shares have higher distribution and service fees (1.00%) and pay lower dividends than Class A Shares. Class C Shares do not convert to any other class of shares of the funds, so the higher distribution and service fees paid by Class C Shares continue for the life of the account.
Class I Shares. Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the fund's distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares.
Class R Shares (Virtus Seix Core Bond Fund, Virtus Seix High Income Fund, Virtus Seix High Yield Fund and Virtus Seix Total Return Bond Fund only). Class R Shares are designed to be sold only through various third-party intermediaries that offer employer-sponsored defined contribution retirement plans and other retirement plan platforms, including brokers, dealers, banks, insurance companies, retirement plan record-keepers and others. Class R Shares require an agreement with the funds prior to investment. Class R Shares may also be purchased by shareholders of the Virtus Seix Total Return Bond Fund (formerly, the RidgeWorth Seix Total Return Bond Fund) who owned Class C Shares in the Fund on February 12, 2009 and by shareholders of the Virtus Seix Core Bond Fund (formerly, the RidgeWorth Seix Core Bond Fund), the Virtus Seix High Income Fund (formerly, the RidgeWorth Seix High Income Fund), and the Virtus Seix High Yield Fund (formerly, the RidgeWorth Seix High Yield Fund) who owned Class C Shares in the applicable Fund on July 31, 2009. If you are eligible to purchase and do purchase Class R Shares, you will pay no sales charge at any time. Class R Shares have higher distribution and service fees (0.50%) and pay lower dividends than Class A Shares. Class R Shares do not convert to any other class of shares of the funds, so the higher distribution and service fees paid by Class R Shares continue for the life of the account.
Class R6 Shares (Virtus Ceredex Large-Cap Value Equity Fund, Virtus Ceredex Mid-Cap Value Equity Fund, Virtus Seix Core Bond Fund, Virtus Seix Floating Rate High Income Fund, Virtus Seix High Income Fund, Virtus Seix High Yield Fund, Virtus Seix Total Return Bond Fund, Virtus Seix U.S. Government Securities Ultra-Short Bond Fund, Virtus Silvant Large-Cap Growth Stock Fund and Virtus WCM International Equity Fund only). Class R6 Shares are offered to the following investors (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 Shares) without a minimum initial investment: (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit plans and other accounts or plans whereby Class R6 Shares are held on the books of a fund through plan level or omnibus accounts; (ii) banks and trust companies; (iii) insurance companies; (iv) registered investment companies; and (v) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. The minimum initial investment amount may be waived subject to the fund’s discretion. If you are eligible to purchase and do purchase Class R6 Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class R6 Shares.
Class T Shares. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 196 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 131 of the fund’s statement of additional information.
Initial Sales Charge Alternative—Class A Shares. The public offering price of Class A Shares is the NAV plus a sales charge that varies depending on the size of your purchase. (See “Class A Shares—Reduced Initial Sales Charges” in the SAI.) Shares purchased based on the automatic reinvestment of income dividends or capital gain distributions are not subject to any sales charges. The sales charge is divided between your investment dealer and the fund's underwriter, VP Distributors, LLC (“VP Distributors” or the “Distributor”).
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Sales Charge you may pay to purchase Class A Shares
Virtus Seix Short-Term Bond Fund, Virtus Seix Short-Term Municipal Bond Fund and Virtus Seix U.S. Mortgage Fund
	Sales Charge as a percentage of
Amount of Transaction at Offering Price	Offering Price	Net Amount Invested
Under $100,000	2.25%	2.30%
$100,000 but under $250,000	1.75	1.78
$250,000 or more	None	None
Virtus Seix Floating Rate High Income Fund, Virtus Seix Georgia Tax-Exempt Bond Fund, Virtus Seix High Grade Municipal Bond Fund, Virtus Seix Investment Grade Tax-Exempt Bond Fund, Virtus Seix North Carolina Tax-Exempt Bond Fund, and Virtus Seix Virginia Intermediate Municipal Bond Fund
	Sales Charge as a percentage of
Amount of Transaction at Offering Price	Offering Price	Amount Invested
Under $50,000	2.75%	2.83%
$50,000 but under $100,000	2.25	2.30
$100,000 but under $250,000	1.75	1.78
$250,000 but under $500,000	1.25	1.27
$500,000 but under $1,000,000	1.00	1.00
$1,000,000 or more	None	None
Virtus Seix Core Bond Fund, Virtus Seix Corporate Bond Fund, Virtus Seix High Income Fund, Virtus Seix High Yield Fund and Virtus Seix Total Return Bond Fund
	Sales Charge as a percentage of
Amount of Transaction at Offering Price	Offering Price	Amount Invested
Under $50,000	3.75%	3.90%
$50,000 but under $100,000	3.50	3.63
$100,000 but under $250,000	3.25	3.36
$250,000 but under $500,000	2.25	2.30
$500,000 but under $1,000,000	1.75	1.78
$1,000,000 or more	None	None
All Other Funds
	Sales Charge as a percentage of
Amount of Transaction at Offering Price	Offering Price	Net Amount Invested
Under $50,000	5.75%	6.10%
$50,000 but under $100,000	4.75	4.99
$100,000 but under $250,000	3.75	3.90
$250,000 but under $500,000	2.50	2.56
$500,000 but under $1,000,000	2.00	2.04
$1,000,000 or more	None	None
Class A Sales Charge Reductions and Waivers
Investors may qualify for reduced or no initial (front-end) sales charges, as shown in the table above, through utilization of Combination Purchase Privilege, Letter of Intent, Right of Accumulation, Purchase by Associations or the Account Reinstatement Privilege. These programs are summarized below and are described in greater detail in the SAI. These reductions and waivers do not apply to any CDSC that may be applied to certain Class A Share redemptions.
Combination Purchase Privilege. Your purchase of any class of shares (other than Class T Shares) of these funds or any other Virtus Mutual Fund, if made at the same time by the same person, will be added together with any existing Virtus Mutual Fund account values to determine whether the combined sum entitles you to an immediate reduction in sales charges. A “person” is defined in this and the following sections as either: (a) any individual, his or her spouse or domestic partner, children and minor grandchildren purchasing shares for his, her or their own account (including an
Virtus Mutual Funds185

IRA account) including his, her or their own sole proprietorship or trust where any of the above is a named beneficiary; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (d) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to accounts over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.
Letter of Intent. If you sign a Letter of Intent, your purchase of any class of shares (other than Class T Shares) of these funds or any other Virtus Mutual Fund, if made by the same person within a 13-month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding arrangement between you and Virtus Mutual Funds. Shares worth 5% of the Letter of Intent amount will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.
Right of Accumulation. The value of your account(s) in any class of shares (other than Class T Shares) of these funds or any other Virtus Mutual Fund if made over time by the same person, may be added together at the time of each purchase to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to Virtus Mutual Funds or their agents at the time of purchase to exercise this right.
Gifting of Shares. If you make a gift of shares of a Virtus Mutual Fund, upon your request you may combine purchases, if made at the same time, of any class of shares of these funds or any other Virtus Mutual Fund at the sales charge discount allowed for the combined purchase. The receiver of the gift may also be entitled to a prospective reduction in sales charges in accordance with the funds’ right of accumulation or other provisions. You or the receiver of the gift must provide certain account information to Virtus Mutual Funds or their agents at the time of purchase to exercise this right.
Purchase by Associations. Certain groups or associations may be treated as a “person” and qualify for reduced Class A Share sales charges. The group or association must: (1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) work through an investment dealer; and (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.
Account Reinstatement Privilege. Subject to the funds’ policies and procedures regarding market timing, for 180 days after you sell your Class A Shares on which you previously paid a sales charge, you may purchase Class A Shares of any Virtus Mutual Fund at NAV, with no sales charge, by reinvesting all or part of your proceeds, but not more.
Sales at Net Asset Value. In addition to the programs summarized above, the funds may sell their Class A Shares at NAV without an initial sales charge to certain types of accounts or account holders, as described below.
If you fall within any one of the following categories, you will not have to pay a sales charge on your purchase of Class A Shares, provided that such purchase is made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares so acquired will not be resold except to the Fund:
(1) Trustee, director or officer of any Virtus Mutual Fund, or any other mutual fund advised, subadvised or distributed by the Adviser, Distributor or any of their corporate affiliates;
(2) Any director or officer, or any full-time employee or sales representative (for at least 90 days), of the applicable Fund’s Adviser, subadviser or Distributor;
(3) Any private client of an Adviser or subadviser to any Virtus Mutual Fund;
(4) Registered representatives and employees of securities dealers with whom the Distributor has sales agreements;
(5) Any qualified retirement plan exclusively for persons described above;
(6) Any officer, director or employee of a corporate affiliate of the Adviser, a subadviser or the Distributor;
(7) Any spouse or domestic partner, child, parent, grandparent, brother or sister of any person named in (1), (2), (4) or (6) above;
(8) Employee benefit plans for employees of the Adviser, Distributor and/or their corporate affiliates;
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(9) Any employee or agent who retires from the Distributor and/or their corporate affiliates or from PNX, as long as, with respect to PNX employees or agents, such individual was employed by PNX prior to December 31, 2008;
(10) Any Virtus direct account held in the name of a qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of  $10,000,000 or more or at least 100 eligible employees;
(11) Any person with a direct rollover transfer of shares from an established Virtus Mutual Fund or Virtus qualified plan;
(12) Any state, county, city, department, authority or similar agency prohibited by law from paying a sales charge;
(13) Any unallocated account held by a third party administrator, registered investment adviser, trust company, or bank trust department which exercises discretionary authority and holds the account in a fiduciary, agency, custodial or similar capacity, if in the aggregate such accounts held by such entity equal or exceed $1,000,000;
(14) Any deferred compensation plan established for the benefit of any trustee or director of Virtus, any Virtus Mutual Fund, or any open-or closed-end fund advised, subadvised or distributed by the Adviser, the Distributor or any of their corporate affiliates.
If you fall within any one of the following categories, you also will not have to pay a sales charge on your purchase of Class A Shares:
(15) Individuals purchasing through an account with an unaffiliated brokerage firm having an agreement with the Distributor to waive sales charges for its clients;
(16) Purchasers of Class A Shares bought through investment advisers and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients;
(17) Retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, certain plans qualified or created under Sections 401(a), 403(b) or 457 of the Internal Revenue Code (the "Code"), and “rabbi trusts” that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for such purchases; or
(18) Clients of investment advisors or financial planners who buy shares for their own accounts but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements. Each of the investors described in (15) through (18) may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
CDSC you may pay on Class A Shares
Investors buying Class A Shares on which a finder’s fee has been paid may incur a CDSC if they redeem their shares. For Virtus Seix Short-Term Bond Fund, Virtus Seix Short-Term Municipal Bond Fund and Virtus Seix U.S. Mortgage Fund, the CDSC may be imposed on redemptions within 12 months of a finders fee being paid; for all other funds in this prospectus, the CDSC may be imposed within 18 months of a finders fee being paid. For Virtus fixed income funds, the CDSC is 0.50%; for all other Virtus Mutual Funds in this prospectus, the CDSC is 1.00%. The 12- or 18-month period begins on the last day of the month preceding the month in which the purchase was made, and shares not subject to a finder’s fee will be deemed to be redeemed first. The CDSC will be multiplied by the then current market value or the initial cost of the shares being redeemed, whichever is less.
Deferred Sales Charge Alternative—Class C Shares
Class C Shares are purchased without an initial sales charge; however, shares sold within one year of purchase are subject to a CDSC of 1.00%. The sales charge will be multiplied by the then-current market value or the initial cost of the shares being redeemed, whichever is less. No sales charge will be imposed on increases in NAV or on shares purchased through the reinvestment of income dividends or capital gain distributions. To minimize the sales charge, shares not subject to any charge will be redeemed first, followed by shares held the longest time. The date of purchase will be used to calculate the number of shares owned and time period held.
Deferred Sales Charge you may pay to sell Class C Shares
Year	1	2+
CDSC	1%	0%
Virtus Mutual Funds187

Class A and Class C CDSC Reductions and Waivers
The CDSC is waived on the redemption (sale) of Class A Shares and Class C Shares if the redemption is made:
(a)
within one year of death;

(i)
of the sole shareholder on an individual account,

(ii)
of a joint tenant where the surviving joint tenant is the deceased’s spouse or domestic partner,

(iii)
of the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account, or

(iv)
of the “grantor” on a trust account;

(b)
within one year of disability, as defined in Code Section 72(m)(7);

(c)
as a mandatory distribution upon reaching age 70½ under certain retirement plans qualified under Code Sections 401, 408 or 403(b) or resulting from the tax-free return of an excess contribution to an IRA;

(d)
by 401(k) plans using an approved participant tracking system for participant hardships, death, disability or normal retirement, and loans which are subsequently repaid;

(e)
based on the exercise of exchange privileges among Class A Shares, Class C Shares and Class C1 Shares of these Funds or any other Virtus Mutual Fund;

(f)
based on any direct rollover transfer of shares from an established Virtus Mutual Fund qualified plan into a Virtus Mutual Fund IRA by participants terminating from the qualified plan; and

(g)
based on the systematic withdrawal program, provided such withdrawals do not exceed more than 1% monthly or 3% quarterly of the aggregate net investments.(See “Systematic Withdrawal Program” in the SAI for additional information about these restrictions.)

If, as described in condition (a) above, an account is transferred to an account registered in the name of a deceased’s estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death.
The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares through a financial intermediary offering them. Different intermediaries may impose different sales charges (including partial reduction in or waivers of sales charges) other than those listed in this section, provided that they do not exceed the maximum sales charge listed. Such intermediary-specific sales charge variations are described in Appendix A to this prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.” Appendix A is incorporated herein by reference and is legally part of this prospectus.
Sales Charge you may pay to purchase Class T Shares
	Sales Charge as a percentage of
Amount of Transaction at Offering Price	Offering Price	Net Amount Invested
Under $250,000	2.50%	2.56%
$250,000 but under $500,000	2.00	2.04
$500,000 but under $1,000,000	1.50	1.52
$1,000,000 or more	1.00	1.01
Compensation to Dealers
Class A Shares, Class C Shares and Class I Shares Only
Dealers with whom the Distributor has entered into sales agreements receive a discount or commission on Class A Shares as described below.
Virtus Seix Short-Term Bond Fund, Virtus Seix Short-Term Municipal Bond Fund and Virtus Seix U.S. Mortgage Fund
Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $100,000	2.25%	2.30%	2.00%
$100,000 but under $250,000	1.75	1.78	1.50
$250,000 but under $3,000,000	None	None	0.50
188Virtus Mutual Funds

Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
$3,000,000 or more	None	None	0.25
Virtus Seix Floating Rate High Income Fund, Virtus Seix Georgia Tax-Exempt Bond Fund, Virtus Seix High Grade Municipal Bond Fund, Virtus Seix Investment Grade Tax-Exempt Bond Fund, Virtus Seix North Carolina Tax-Exempt Bond Fund, and Virtus Seix Virginia Intermediate Municipal Bond Fund
Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $50,000	2.75%	2.83%	2.25%
$50,000 but under $100,000	2.25	2.30	2.00
$100,000 but under $250,000	1.75	1.78	1.50
$250,000 but under $500,000	1.25	1.27	1.00
$500,000 but under $1,000,000	1.00	1.01	1.00
$1,000,000 or more	None	None	None(1)
Virtus Seix Core Bond Fund, Virtus Seix Corporate Bond Fund, Virtus Seix High Income Fund, Virtus Seix High Yield Fund and Virtus Seix Total Return Bond Fund
Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $50,000	3.75%	3.90%	3.25%
$50,000 but under $100,000	3.50	3.63	3.00
$100,000 but under $250,000	3.25	3.36	2.75
$250,000 but under $500,000	2.25	2.30	2.00
$500,000 but under $1,000,000	1.75	1.78	1.50
$1,000,000 or more	None	None	None
All Other Funds
Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $50,000	5.75%	6.10%	5.00%
$50,000 but under $100,000	4.75	4.99	4.25
$100,000 but under $250,000	3.75	3.90	3.25
$250,000 but under $500,000	2.75	2.83	2.25
$500,000 but under $1,000,000	2.00	2.04	1.75
$1,000,000 or more	None	None	None
With respect to Class C Shares, the Distributor intends to pay investment dealers a sales commission of 1% of the sale price of Class C Shares sold by such dealers. Your broker, dealer or financial advisor may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.
Dealers and other entities that enter into special arrangements with the Distributor or the funds’ transfer agent, Virtus Fund Services, LLC (the “Transfer Agent”), may receive compensation for the sale and promotion of shares of these funds. Such fees are in addition to the sales commissions referenced above and may be based upon the amount of sales of fund shares by a dealer; the provision of assistance in marketing of fund shares; access to sales personnel and information dissemination services; and other criteria as established by the Distributor. Depending on the nature of the services, these fees may be paid either from the funds through distribution fees, service fees or, in some cases, the Distributor may pay certain fees from its own profits and resources.
Virtus Mutual Funds189

Dealers and other entities that enter into special arrangements with the Distributor or the Transfer Agent may receive compensation from or on behalf of the funds for providing certain recordkeeping and related services to the funds or their shareholders. These fees may also be referred to as shareholder accounting fees, administrative services fees, sub-transfer agent fees or networking fees. They are not for the sale, promotion or marketing of fund shares.
From its own profits and resources, the Distributor may, from time to time, make payments to qualified wholesalers, registered financial institutions and third party marketers for marketing support services and/or retention of assets. These payments are sometimes referred to as “revenue sharing.” Among others, the Distributor has agreed to make such payments for marketing support services to AXA Advisors, LLC. Additionally, for Virtus Seix Short-Term Bond Fund, Virtus Seix Short-Term Municipal Bond Fund and Virtus Seix U.S. Mortgage Fund, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 0.50% of eligible Class A Share purchases from $250,000 to $3,000,000 and 0.25% on amounts greater than $3,000,000. For all other Virtus fixed income funds, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 0.50% of eligible Class A Share purchases from $1,000,000 to $3,000,000 and 0.25% on amounts greater than $3,000,000. For all other Virtus Mutual Funds in this prospectus, the Distributor may pay broker-dealers a finder’s fee of 1.00% on amounts from $1,000,000 to $3,000,000, 0.50% on amounts of  $3,000,001 to $10,000,000, and 0.25% on amounts greater than $10,000,000. Purchases of Class A Shares by an account in the name of a qualified employee benefit plan are eligible for a finder’s fee only if such plan has at least 100 eligible employees. A CDSC may be imposed on certain redemptions of such Class A investments. For Virtus Seix Short-Term Bond Fund, Virtus Seix Short-Term Municipal Bond Fund and Virtus Seix U.S. Mortgage Fund, the CDSC may be imposed on redemptions within 12 months of a finder’s fee being paid; for all other funds in this prospectus, the CDSC may be imposed on redemptions within 18 months of a finder’s fee being paid.. For Virtus fixed income funds and Virtual Conservation Allocation Trustee Fund, the CDSC is 0.50%; for all other Virtus Mutual Funds in this prospectus, the CDSC is 1.00%. For purposes of determining the applicability of the CDSC, the 12- or 18-month period begins on the last day of the month preceding the month in which the purchase was made. The Distributor will also pay broker-dealers a service fee of up to 0.25% beginning in the thirteenth month following purchase of Class A Shares on which a finder’s fee has been paid. (For the exact rate for your fund(s), please refer to the chart in the section of this prospectus entitled, Sales Charges, under “What are the classes and how do they differ?”) VP Distributors reserves the right to discontinue or alter such fee payment plans at any time.
From its own resources or pursuant to the distribution and shareholder servicing plans, and subject to the dealers’ prior approval, the Distributor may provide additional compensation to registered representatives of dealers in the form of travel expenses, meals, and lodging associated with training and educational meetings sponsored by the Distributor. The Distributor may also provide gifts amounting in value to less than $100, and occasional meals or entertainment, to registered representatives of dealers. Any such travel expenses, meals, lodging, gifts or entertainment paid will not be preconditioned upon the registered representatives’ or dealers’ achievement of a sales target. The Distributor may, from time to time, reallow the entire portion of the sales charge on Class A Shares which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.
The Distributor has also agreed to pay fees to certain distributors for preferred marketing opportunities. These arrangements may be viewed as creating a conflict of interest between these distributors and investors. Investors should make due inquiry of their selling agents to ensure that investors are receiving the requisite point of sale disclosures and suitable recommendations free of any influence by reason of these arrangements.
The categories of payments the Distributor and/or the Transfer Agent may make to other parties are not mutually exclusive, and such parties may receive payments under more than one or all categories. These payments could be significant to a party receiving them, creating a conflict of interest for such party in making investment recommendations to investors. Investors should make due inquiry of any party recommending the funds for purchase to ensure that such investors are receiving the requisite point of sale disclosures and suitable recommendations free of any influence by reason of these arrangements.
A document containing information about sales charges, including breakpoint (volume) discounts, is available free of charge on the Internet at virtus.com. In the Individual Investors section, go to the tab “Investors Knowledge Base” and click on the link for Breakpoint (Volume) Discounts.
Class R6 Shares Only
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6
190Virtus Mutual Funds

Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Class T Shares Only
Dealers with whom the Distributor has entered into sales agreements receive a discount or commission on Class T Shares as described below.
Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $250,000	2.50%	2.56%	2.50%
$250,000 but under $500,000	2.00	2.04	2.00
$500,000 but under $1,000,000	1.50	1.52	1.50
$1,000,000 or more	1.00	1.01	1.00
Virtus Mutual Funds191

Your Account

Opening an Account
Class A Shares, Class C Shares and Class I Shares Only
Your financial advisor can assist you with your initial purchase as well as all phases of your investment program. If you are opening an account by yourself, please follow the instructions outlined below.
The funds have established the following preferred methods of payment for fund shares:
•
Checks drawn on an account in the name of the investor and made payable to Virtus Mutual Funds;

•
Checks drawn on an account in the name of the investor’s company or employer and made payable to Virtus Mutual Funds; or

•
Wire transfers or Automated Clearing House (“ACH”) transfers from an account in the name of the investor, or the investor’s company or employer.

Payment in other forms may be accepted at the discretion of the funds; however, the funds generally do not accept such other forms of payment as cash equivalents (such as traveler’s checks, cashier’s checks, money orders or bank drafts), starter checks, credit card convenience checks, or certain third party checks. Please specify the name(s) of the fund or funds in which you would like to invest on the check or transfer instructions.
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accordingly, when you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. We may check the information you provide against publicly available databases, information obtained from consumer reporting agencies, other financial institutions or other sources. If, after reasonable effort, we cannot verify your identity, we reserve the right to close the account and redeem the shares at the NAV next calculated after the decision is made by us to close the account.
Step 1.
Your first choice will be the initial amount you intend to invest in each fund.
Minimum initial investments applicable to Class A and Class C Shares:
•
$100 for individual retirement accounts (“IRAs”), accounts that use the systematic exchange privilege, or accounts that use the Systematic Purchase program. (See Investor Services and Other Information for additional details.)

•
There is no initial dollar requirement for defined contribution plans, asset-based fee programs, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into another account.

•
$2,500 for all other accounts.

Minimum additional investments applicable to Class A and Class C Shares:
•
$100 for any account.

•
There is no minimum additional investment requirement for defined contribution plans, asset-based fee programs, profit-sharing plans, or employee benefit plans. There is also no minimum additional investment requirement for reinvesting dividends and capital gains into another account.

Minimum initial investments applicable to Class I Shares:
•
$100,000 for any account for qualified investors. (Call Virtus Fund Services at 800-243-1574 for additional details.)

There is no minimum additional investment requirement applicable to Class I Shares.
Step 2.
Your second choice will be what class of shares to buy. Each share class, except Class I Shares and Class R6 Shares, has different sales and distribution charges. Because all future investments in your account will be made in the share class you choose when you open your account, you should make your decision carefully. Your financial advisor can help you pick the share class that makes the most sense for your situation.
192Virtus Mutual Funds

Step 3.
Your next choice will be how you want to receive any dividends and capital gain distributions. Your options are:
•
Receive both dividends and capital gain distributions in additional shares;

•
Receive dividends in additional shares and capital gain distributions in cash;

•
Receive dividends in cash and capital gain distributions in additional shares; or

•
Receive both dividends and capital gain distributions in cash.

No interest will be paid on uncashed distribution checks.
Class R Shares Only
If you are participating in an employer-sponsored defined contribution retirement plan or other retirement plan platform, your financial institution or financial intermediary will provide you with the information you need to open an account and buy Class R Shares.
Class R6 Shares Only
If you are investing through a qualified retirement plan, bank or trust company, insurance company, registered investment company or non-qualified deferred compensation plan, your financial institution or financial intermediary will provide you with the information you need to open an account and buy Class R6 Shares. If you are a qualified institutional investor, please refer to the instructions above for Class A Shares, Class C Shares and Class I Shares, except for the application of any minimum initial and/or additional purchase requirements.
Class T Shares Only
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy Class T Shares.
All Share Classes
The funds reserve the right to refuse any purchase order for any reason. The fund will notify the investor of any such rejection in accordance with industry and regulatory standards, which is generally within three business days.
How to Buy Shares

Class A Shares, Class C Shares and Class I Shares Only
To Open An Account
Through a financial advisor	Contact your advisor. Some advisors may charge a fee and may set different minimum investments or limitations on buying shares.
Through the mail	Complete a new account application and send it with a check payable to the fund. Mail them to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.
Through express delivery	Complete a new account application and send it with a check payable to the fund. Send them to: Virtus Mutual Funds, 4400 Computer Drive, Westborough, MA 01581-1722.
By Federal Funds wire	Call us at 800-243-1574 (press 1).
By Systematic Purchase	Complete the appropriate section on the application and send it with your initial investment payable to the fund. Mail them to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.
By telephone exchange	Call us at 800-243-1574 (press 1).

Class R Shares Only
If you are participating in an employer-sponsored defined contribution retirement plan or other retirement plan platform, your financial institution or financial intermediary will provide you with the information you need to buy Class R Shares.
Class R6 Shares Only
Virtus Mutual Funds193

If you are investing through a qualified retirement plan, bank or trust company, insurance company, registered investment company or non-qualified deferred compensation plan, your financial institution or financial intermediary will provide you with the information you need to buy Class R6 Shares. If you are a qualified institutional investor, please refer to the instructions above for Class A Shares, Class C Shares and Class I Shares.
Class T Shares Only
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to buy Class T Shares.
All Share Classes
The price at which a purchase is effected is based on the NAV next determined after receipt of a purchase order in good order by the funds’ Transfer Agent or an authorized agent. A purchase order is generally in “good order” if an acceptable form of payment accompanies the purchase order and the order includes the appropriate application(s) and/or other form(s) and any supporting legal documentation required by the fund's Transfer Agent or an authorized agent, each in legible form.
Each fund reserves the right to refuse any order that may disrupt the efficient management of that fund.
Important Information about Virtus Ceredex Small-Cap Value Equity Fund
Virtus Ceredex Small-Cap Value Equity Fund is generally no longer available for purchase by new investors. The fund continues to be available for purchase by existing investors; however, the fund reserves the right to refuse any order that may disrupt the efficient management of the fund. Generally only the following investors may make purchases in the fund:
•
Current shareholders of the fund, whether they hold their shares directly or through a financial intermediary, may continue to add to their accounts through the purchase of additional shares and through the reinvestment of dividends and capital gains. Financial intermediaries may continue to purchase shares on behalf of existing shareholders only. It is the financial institutions’ and intermediaries’ responsibility to enforce this requirement.

•
Exchanges into the fund may only be made by shareholders with an existing account in the fund.

•
An investor who has previously entered into a letter of intent with the distributor prior to the closing date may fulfill the obligation.

•
Trustees of the fund, trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus, its affiliates, and their family members, may continue to open new accounts.

•
New and additional investments may be made through discretionary platform models within mutual fund advisory (WRAP) programs and other fee based programs established with the former Ceredex Small Cap Value Equity Fund’s distributor prior to April 20, 2012.

•
The fund will also remain open to Defined Contribution and Defined Benefit retirement plans and will continue to accept payroll contributions and other types of purchase transactions into the fund from both existing and new participants and existing and new plans.

•
The fund is also open to other series of the Virtus Funds that are (or may in the future be) permitted to invest in the Virtus Ceredex Small-Cap Value Equity Fund.

Notwithstanding the above exceptions, the fund may discontinue new and subsequent sales through any financial intermediary at its discretion.
The fund and the Distributor reserve the right to modify these exceptions at any time, including on a case-by-case basis.
194Virtus Mutual Funds

How to Sell Shares

Class A Shares, Class C Shares and Class I Shares Only
To Sell Shares
Through a financial advisor	Contact your advisor. Some advisors may charge a fee and may set different minimums on redemptions of accounts.
Through the mail
Send a letter of instruction to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074. Be sure to include the registered owner’s name, fund and account number and number of shares or dollar value you wish to sell.

Through express delivery
Send a letter of instruction to: Virtus Mutual Funds, 4400 Computer Drive, Westborough, MA 01581-1722. Be sure to include the registered owner’s name, fund and account number and number of shares or dollar value you wish to sell.

By telephone	For sales up to $50,000, requests can be made by calling 800-243-1574.
By telephone exchange	Call us at 800-243-1574 (press 1).
Class R Shares Only
If you are participating in an employer-sponsored defined contribution retirement plan or other retirement plan platform, your financial institution or financial intermediary will provide you with the information you need to buy Class R Shares.
Class R6 Shares Only
If you are investing through a qualified retirement plan, bank or trust company, insurance company, registered investment company or non-qualified deferred compensation plan, your financial institution or financial intermediary will provide you with the information you need to sell Class R6 Shares. If you are a qualified institutional investor, please refer to the instructions above for Class A Shares, Class C Shares and Class I Shares.
Class T Shares Only
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to sell Class T Shares.
All Share Classes
You have the right to have the funds buy back shares at the NAV next determined after receipt of a redemption request in good order by the funds' Transfer Agent or an authorized agent. In the case of a Class C Share redemption, and certain Class A Share redemptions, you will be subject to the applicable contingent deferred sales charge, if any, for such shares. Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The funds do not charge any redemption fees.
Regardless of the method used by the fund for payment (e.g., check, wire or electronic transfer (ACH)), payment for shares redeemed will normally be sent one business day after the request is received in good order by the transfer agent, or one business day after the trade has settled for trades submitted through the NSCC, but will in any case be made within seven days after tender. The funds expect to meet redemption requests, both under normal circumstances and during periods of stressed market conditions, by using cash, by selling portfolio assets to generate cash, or by borrowing funds under a line of credit, subject to availability of capacity in such line of credit. The right to redeem shares may be suspended and payment postponed during periods when the NYSE is closed, other than customary weekend and holiday closings, or if permitted by rules of the SEC, during periods when trading on the NYSE is restricted or during any emergency which makes it impracticable for a fund to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the SEC for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, which may take up to 15 days or more.
Virtus Mutual Funds195

Things You Should Know When Selling Shares

You may realize a taxable gain or loss (for federal income tax purposes) if you redeem or exchange shares of the funds.
Class A Shares, Class C Shares, Class I Shares
Redemption requests will not be honored until all required documents, in proper form, have been received. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if a redemption is requested by anyone but the shareholder(s) of record. To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the funds’ Transfer Agent at 800-243-1574.
Transfers between broker-dealer “street” accounts are governed by the accepting broker-dealer. Questions regarding this type of transfer should be directed to your financial advisor.
As stated in the applicable account applications, accounts associated with certain types of retirement plans and individual retirement accounts may incur fees payable to the Transfer Agent in the event of redeeming an account in full. Shareholders with questions about this should contact the funds’ Transfer Agent at 800-243-1574.
Redemptions by Mail
➔ If you are selling shares held individually, jointly, or as custodian under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act:
Send a clear letter of instruction if both of these apply:
•
The proceeds do not exceed $50,000.

•
The proceeds are payable to the registered owner at the address on record.

Send a clear letter of instructions with a signature guarantee when any of these apply:
•
You are selling more than $50,000 worth of shares.

•
The name or address on the account has changed within the last 30 days.

•
You want the proceeds to go to a different name or address than on the account.

➔ If you are selling shares held in a corporate or fiduciary account, please contact the funds’ Transfer Agent at 800-243-1574.
The signature guarantee, if required, must be a STAMP 2000 Medallion guarantee made by an eligible guarantor institution as defined by the funds’ Transfer Agent in accordance with its signature guarantee procedures. Guarantees using previous technology medallions will not be accepted. As of the date of this prospectus, the Transfer Agent’s signature guarantee procedures generally permit guarantees by banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.
Selling Shares by Telephone
The Transfer Agent will use reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information are verified, redemption instructions are taped, and all redemptions are confirmed in writing.
The individual investor bears the risk from instructions given by an unauthorized third party that the Transfer Agent reasonably believed to be genuine.
The Transfer Agent may modify or terminate the telephone redemption privilege at any time with 60 days’ notice to shareholders, except for instances of disruptive trading or market timing; in such cases, the telephone redemption privilege may be suspended immediately, followed by written notice. (See “Disruptive Trading and Market Timing” in this prospectus.)
During times of drastic economic or market changes, telephone redemptions may be difficult to make or temporarily suspended; however, shareholders would be able to make redemptions through other methods described above.
Class R Shares Only
If you are participating in an employer-sponsored defined contribution retirement plan or other retirement plan platform, your financial institution or financial intermediary will provide you with the information you need to know when selling Class R Shares.
196Virtus Mutual Funds

Class R6 Shares Only
If you are investing through a qualified retirement plan, bank or trust company, insurance company, registered investment company or non-qualified deferred compensation plan, your financial institution or financial intermediary will provide you with the information you need to know when selling Class R6 Shares. If you are a qualified institutional investor, please refer to the instructions above for Class A Shares, Class C Shares and Class I Shares.
Class T Shares Only
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to know when selling Class T Shares.
All Share Classes
Payment of Redemptions In Kind
Each fund reserves the right to pay large redemptions “in kind” (i.e., in securities owned by the fund) rather than in cash. Large redemptions are those that exceed $250,000 or 1% of the fund’s net assets, whichever is less, over any 90-day period. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if a redemption is requested by anyone but the shareholder(s) of record. Investors who are paid redemption proceeds in kind will receive a pro rata share of the fund’s portfolio, which may include illiquid securities. Any securities received remain at market risk until sold. Brokerage commissions and capital gains may be incurred when converting securities received into cash. On any illiquid securities received, the investor will bear the risk of not being able to sell the securities at all.
Account Policies

Account Reinstatement Privilege
Subject to the fund’s policies and procedures regarding market timing, for 180 days after you sell your Class A Shares on which you previously paid a sales charge, you may purchase Class A Shares of any Virtus Mutual Fund at NAV, with no sales charge, by reinvesting all or part of your proceeds, but not more. Send your written request to Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074. You can call Virtus Mutual Funds at 800-243-1574 for more information.
Please remember, a redemption and reinvestment are considered to be a sale and purchase for tax-reporting purposes.
Annual Fee on Small Accounts
To help offset the costs associated with maintaining small accounts, the funds reserve the right to assess an annual $25 small account fee on fund accounts with a balance below $2,500. The small account fee may be waived in certain circumstances, such as for accounts that have elected electronic delivery of statements/regulatory documents and accounts owned by shareholders having multiple accounts with a combined value of over $25,000. The small account fee does not apply to accounts held through a financial intermediary.
The small account fee will be collected through the automatic sale of shares in your account. We will send you written notice before we charge the $25 fee so that you may increase your account balance above the minimum, sign up for electronic delivery, consolidate your accounts or liquidate your account. You may take these actions at any time by contacting your investment professional or the Transfer Agent.
Redemption of Small Accounts
Due to the high cost of maintaining small accounts, if your redemption activity causes your account balance to fall below $200, you may receive a notice requesting you to bring the balance up to $200 within 60 days. If you do not, the shares in the account will be sold at NAV, and a check will be mailed to the address of record. Any applicable sales charges will be deducted.
Distributions of Small Amounts
Distributions in amounts less than $10 will automatically be reinvested in additional shares of the fund.
Uncashed Checks
If any correspondence sent by a fund is returned by the postal or other delivery service as “undeliverable,” your dividends or any other distribution may be automatically reinvested in the fund.
Virtus Mutual Funds197

If your distribution check is not cashed within six months, the distribution may be reinvested in the fund at the current NAV. You will not receive any interest on uncashed distribution or redemption checks. This provision may not apply to certain retirement or qualified accounts.
Inactive Accounts
As required by the laws of certain states, if no activity occurs in an account within the time period specified by your state law, Virtus may be required to transfer the assets to your state under the state's abandoned property law.
Exchange Privileges
You should read the prospectus of the Virtus Mutual Fund(s) into which you want to make an exchange before deciding to make an exchange. You can obtain a prospectus from your financial advisor; by calling 800-243-4361; or on the Internet at virtus.com.
•
You generally may exchange shares of one fund for the same class of shares of another fund (e.g., Class A Shares for Class A Shares). Exchange privileges may not be available for all Virtus Mutual Funds and may be rejected or suspended. Class A Shares, Class C Shares and Class I shares of any fixed income fund in this prospectus are exchangeable for Class I Shares of Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund.

•
Exchanges may be made by telephone (800-243-1574) or by mail (Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074).

•
The amount of the exchange must be equal to or greater than the minimum initial investment required, unless the minimum has been waived (as described in the SAI).

•
The exchange of shares of one fund for shares of a different fund is treated as a sale of the original fund's shares and any gain on the transaction may be subject to federal income tax.

•
In certain circumstances, a fund, the Distributor or the Transfer Agent may enter into an agreement with a financial intermediary to permit exchanges from one class of a fund into another class of the same fund, subject to certain conditions. Such exchanges will only be permitted if, among other things, the financial intermediary agrees to follow procedures established by the fund, Distributor or Transfer Agent, which generally will require that the exchanges be carried out (i) within accounts maintained and controlled by the intermediary, (ii) on behalf of all or a particular segment of beneficial owners holding shares of the affected fund within those accounts, and (iii) all at once or within a given time period, or as agreed upon in writing by the fund, the Distributor or the Transfer Agent and the financial intermediary. Shareholders owning shares of a fund through accounts established directly with the Transfer Agent (i.e., not using a financial intermediary) may be permitted to exchange shares of one class of the fund into another class of the same fund, at the discretion of the fund or the Transfer Agent. A shareholder’s ability to make this type of exchange may be limited by operational or other limitations of his or her financial intermediary or the fund. Under the Code, generally if a shareholder exchanges shares from one class of a fund into another class of the same fund, the transaction should not be subject to U.S. federal income taxes; however, each shareholder should consult both the relevant financial intermediary and the shareholder’s tax advisor regarding the treatment of any specific exchange carried out under the terms of this paragraph.

•
If your financial intermediary exchanges Class A Shares for which you already paid an initial sales charge for Class T Shares, the shares subject to the exchange will not be subject to a sales charge.

Disruptive Trading and Market Timing
These funds are not suitable for market timers, and market timers are discouraged from becoming investors. Your ability to make exchanges among Virtus Mutual Funds is subject to modification if we determine, in our sole opinion, that your exercise of the exchange privilege may disadvantage or potentially harm the rights or interests of other shareholders.
Frequent purchases, redemptions and exchanges, programmed exchanges, exchanges into and then out of a fund in a short period of time, and exchanges of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”) which can have risks and harmful effects for other shareholders. These risks and harmful effects include:
•
dilution of the interests of long-term investors, if market timers or others exchange into a fund at prices that are below the true value or exchange out of a fund at prices that are higher than the true value;

198Virtus Mutual Funds

•
an adverse effect on portfolio management, as determined by the adviser or subadviser in its sole discretion, such as causing a fund to maintain a higher level of cash than would otherwise be the case, or causing a fund to liquidate investments prematurely; and

•
reducing returns to long-term shareholders through increased brokerage and administrative expenses.

Additionally, the nature of the portfolio holdings of certain funds (or the underlying funds as applicable), may expose those funds to investors who engage in the type of market timing trading that seeks to take advantage of possible delays between the change in the value of a mutual fund’s portfolio holdings and the reflection of the change in the NAV of the fund’s shares, sometimes referred to as “time-zone arbitrage.” Arbitrage market timers seek to exploit possible delays between the change in the value of a mutual fund’s portfolio holdings and the NAV of the fund’s shares in funds that hold significant investments in foreign securities because certain foreign markets close several hours ahead of the U.S. markets. If an arbitrageur is successful, the value of the fund’s shares may be diluted if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon NAVs which do not reflect appropriate fair value prices.
In order to attempt to protect our shareholders from the potential harmful effects of Disruptive Trading, the funds’ Board of Trustees has adopted market timing policies and procedures designed to discourage Disruptive Trading. The Board of Trustees has adopted these policies and procedures as a preventive measure to protect all shareholders from the potential effects of Disruptive Trading, while also abiding by any rights that shareholders may have to make exchanges and provide reasonable and convenient methods of making exchanges that do not have the potential to harm other shareholders.
Excessive trading activity is measured by the number of roundtrip transactions in an account. A roundtrip transaction is one where a shareholder buys and then sells, or sells and then buys, shares of any fund within 30 days. Shareholders of the funds are limited to one roundtrip transaction within any rolling 30-day period. Roundtrip transactions are counted at the shareholder level. In considering a shareholder’s trading activity, the funds may consider, among other factors, the shareholder’s trading history both directly and, if known, through financial intermediaries, in the funds, in other funds within the Virtus Mutual Fund complex, in non-Virtus funds or in accounts under common control or ownership. We do not include exchanges made pursuant to the dollar cost averaging or other similar programs when applying our market timing policies. Systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor also will not count towards the roundtrip limits. The funds may permit exchanges that management believes, in the exercise of their judgment, are not disruptive. The size of the fund and the size of the requested transaction may be considered when determining whether or not the transaction would be disruptive.
Shareholders holding shares for at least 30 days following investment will ordinarily be in compliance with the funds’ policies regarding excessive trading activity. The funds may, however, take action if activity is deemed disruptive even if shares are held longer than 30 days, such as a request for a transaction of an unusually large size. The size of the fund and the size of the requested transaction may be considered when determining whether or not the transaction would be disruptive.
Under our market timing policies, we may modify your exchange privileges for some or all of the funds by not accepting an exchange request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be exchanged into or out of any fund at any one time, or may revoke your right to make Internet, telephone or facsimile exchanges. We may reinstate Internet, telephone and facsimile exchange privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.
The funds currently do not charge exchange or redemption fees, or any other administrative charges on fund exchanges. The funds reserve the right to impose such fees and/or charges in the future.
Orders for the purchase of fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any exchange request into any fund if the purchase of shares in the corresponding fund is not accepted for any reason.
The funds do not have any arrangements with any person, organization or entity to permit frequent purchases and redemptions of fund shares.
Virtus Mutual Funds199

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. The funds reserve the right to reject any purchase or exchange transaction at any time. If we reject a purchase or exchange for any reason, we will notify you of our decision in writing.
The funds cannot guarantee that their policies and procedures regarding market timing will be effective in detecting and deterring all Disruptive Trading.
Retirement Plans
Shares of the funds may be used as investments under the following retirement plans: traditional IRA, rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k) plans, profit-sharing, money purchase plans, and certain 403(b) plans. For more information, call 800-243-4361.
Investor Services and Other Information

Systematic Purchase is a systematic investment plan that allows you to have a specified amount automatically deducted from your checking or savings account and then deposited into your mutual fund account. (Complete the “Systematic Purchase” section on the application and include a voided check.)
Systematic Exchange allows you to automatically move money from one Virtus Mutual Fund to another on a monthly, quarterly, semiannual or annual basis. Shares of one Virtus Mutual Fund will be exchanged for shares of the same class of another Virtus Mutual Fund at the interval you select. (Complete the “Systematic Exchange” section on the application.) Exchange privileges may not be available for all Virtus Mutual Funds and may be rejected or suspended.
Telephone Exchange lets you exchange shares of one Virtus Mutual Fund for the same class of shares in another Virtus Mutual Fund, using our customer service telephone number (800-243-1574). (See the “Telephone Exchange” section on the application.) Exchange privileges may not be available for all Virtus Mutual Funds and may be rejected or suspended.
Systematic Withdrawal allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual, or annual basis. Sufficient shares from your account will be redeemed at the closing NAV on the applicable payment date, with proceeds to be mailed to you or sent through ACH to your bank (at your selection). For payments to be mailed, shares will be redeemed on the 15th of the month so that the payment is made about the 20th of the month. For ACH payments, you may select the day of the month for the payments to be made; if no date is specified, the payments will occur on the 15th of the month. The minimum withdrawal is $25, and minimum account balance requirements continue to apply. Shareholders in the program must own Virtus Mutual Fund shares worth at least $5,000.
Disclosure of Fund Portfolio Holdings. A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the SAI.
Tax Status of Distributions

The funds plan to make distributions from net investment income at intervals stated in the table below and to distribute net realized capital gains, if any, at least annually.
Fund	Dividend Paid
Virtus Ceredex Large-Cap Value Equity Fund	Semiannually
Virtus Ceredex Mid-Cap Value Equity Fund	Semiannually
Virtus Ceredex Small-Cap Value Equity Fund	Semiannually
Virtus Conservative Allocation Strategy Fund	Semiannually
Virtus Growth Allocation Strategy Fund	Semiannually
Virtus Seix Core Bond Fund	Monthly
Virtus Seix Corporate Bond Fund	Monthly
200Virtus Mutual Funds

Fund	Dividend Paid
Virtus Seix Floating Rate High Income Fund	Monthly
Virtus Seix Georgia Tax-Exempt Bond Fund	Monthly
Virtus High Grade Municipal Bond Fund	Monthly
Virtus Seix High Income Fund	Monthly
Virtus Seix High Yield Fund	Monthly
Virtus Seix Investment Grade Tax-Exempt Bond Fund	Monthly
Virtus Seix North Carolina Tax-Exempt Bond Fund	Monthly
Virtus Seix Short-Term Bond Fund	Monthly
Virtus Seix Short-Term Municipal Bond Fund	Monthly
Virtus Seix Total Return Bond Fund	Monthly
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund	Monthly
Virtus Seix U.S. Mortgage Fund	Monthly
Virtus Seix Ultra-Short Bond Fund	Monthly
Virtus Seix Virginia Intermediate Municipal Bond Fund	Monthly
Virtus Silvant Large-Cap Growth Stock Fund	Semiannually
Virtus Silvant Small-Cap Growth Stock Fund	Semiannually
Virtus WCM International Equity Fund	Semiannually
Virtus Zevenbergen Innovative Growth Stock Fund	Semiannually
Distributions of short-term capital gains (gains on securities held for a year or less) and net investment income are generally taxable to shareholders as ordinary income. Certain distributions of long-term capital gains and certain dividends are taxable at a lower rate than ordinary income. Long-term capital gains, if any, which are distributed to shareholders and which are designated by a fund as capital gain distributions, are taxable to shareholders as long-term capital gain distributions regardless of the length of time you have owned your shares. For Virtus Conservative Allocation Strategy Fund and Virtus Growth Allocation Strategy Fund, the use of a fund of funds structure may affect the amount, timing and character of distributions to shareholders.
With respect to Virtus Seix Georgia Tax-Exempt Bond Fund, Virtus Seix High Grade Municipal Bond Fund, Virtus Seix Investment Grade Tax-Exempt Bond Fund, Virtus Seix North Carolina Tax-Exempt Bond Fund, Virtus Seix Short-Term Municipal Bond Fund and Virtus Seix Virginia Intermediate Municipal Bond Fund, distributions of net investment income attributed to the tax-exempt interest earned by the fund and designated as “exempt-interest dividends” will be exempt from federal income tax. Such net investment income attributable to “private activity” bonds may be a preference item for purposes of the federal alternative minimum tax. Income exempt from federal tax may be subject to state and local income tax. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax.
Unless you elect to receive distributions in cash, dividends and capital gain distributions are paid in additional shares. All distributions, whether paid in cash or in additional shares, are subject to federal income tax and may be subject to state, local, and other applicable taxes.
Virtus Mutual Funds201

Financial Highlights

These tables are intended to help you understand each fund’s financial performance (including that for each respective Predecessor Fund) for the past five fiscal years or since inception, and its respective Successor Fund for its most recent fiscal period. Some of this information reflects financial information for a single fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, the funds’ independent registered public accounting firm. PricewaterhouseCoopers LLP’s report, together with each fund’s financial statements, is included in the funds’ most recent Annual Report, which is available upon request.
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(5)	Ratio of Gross Expenses to Average Net Assets (3)(5)	Ratio of Net Investment Income(Loss) to Average Net Assets(3)	Portfolio Turnover Rate(4)
Virtus Ceredex Large-Cap Value Equity Fund
Class A
4/1/2017 to 12/31/2017(6)	$16.98	0.13	1.84	1.97	(0.20)	(2.55)	(2.75)	(0.78)	16.20	12.14%	$323,202	1.24%	1.30%	1.04%	54%
4/1/2016 to 3/31/2017	14.60	0.23	2.43	2.66	(0.22)	(0.06)	(0.28)	2.38	16.98	18.31	335,256	1.25	1.36	1.45	77
4/1/2015 to 3/31/2016	16.48	0.17	(0.56)	(0.39)	(0.19)	(1.30)	(1.49)	(1.88)	14.60	(2.46)	362,805	1.27	1.37	1.09	66
4/1/2014 to 3/31/2015	16.90	0.18	0.99	1.17	(0.18)	(1.41)	(1.59)	(0.42)	16.48	6.98	461,642	1.25	1.36	1.03	73
4/1/2013 to 3/31/2014	15.67	0.19	3.27	3.46	(0.19)	(2.04)	(2.23)	1.23	16.90	22.60	379,768	1.19	1.37	1.13	81
4/1/2012 to 3/31/2013	13.70	0.21	1.95	2.16	(0.19)	—	(0.19)	1.97	15.67	15.93	287,957	1.16	1.26	1.48	78

Class C
4/1/2017 to 12/31/2017(6)	$16.59	0.08	1.78	1.86	(0.12)	(2.55)	(2.67)	(0.81)	15.78	11.76%	$17,744	1.68%	1.86%	0.61%	54%
4/1/2016 to 3/31/2017	14.28	0.15	2.37	2.52	(0.15)	(0.06)	(0.21)	2.31	16.59	17.70	18,590	1.72	1.72	0.98	77
4/1/2015 to 3/31/2016	16.15	0.10	(0.55)	(0.45)	(0.12)	(1.30)	(1.42)	(1.87)	14.28	(2.88)	19,053	1.71	1.71	0.65	66
4/1/2014 to 3/31/2015	16.59	0.10	0.97	1.07	(0.10)	(1.41)	(1.51)	(0.44)	16.15	6.50	21,207	1.71	1.71	0.57	73
4/1/2013 to 3/31/2014	15.42	0.10	3.22	3.32	(0.11)	(2.04)	(2.15)	1.17	16.59	21.98	20,239	1.71	1.71	0.62	81
4/1/2012 to 3/31/2013	13.50	0.12	1.92	2.04	(0.12)	—	(0.12)	1.92	15.42	15.25	16,394	1.75	1.75	0.89	78

Class I
4/1/2017 to 12/31/2017(6)	$17.11	0.17	1.86	2.03	(0.24)	(2.55)	(2.79)	(0.76)	16.35	12.42%	$1,300,385	0.97%	1.05%	1.31%	54%
4/1/2016 to 3/31/2017	14.71	0.28	2.45	2.73	(0.27)	(0.06)	(0.33)	2.40	17.11	18.63	1,432,996	0.97	1.09	1.73	77
4/1/2015 to 3/31/2016	16.60	0.22	(0.57)	(0.35)	(0.24)	(1.30)	(1.54)	(1.89)	14.71	(2.19)	1,440,587	0.97	1.09	1.40	66
4/1/2014 to 3/31/2015	17.02	0.23	0.99	1.22	(0.23)	(1.41)	(1.64)	(0.42)	16.60	7.25	1,927,039	0.95	1.07	1.33	73
4/1/2013 to 3/31/2014	15.76	0.24	3.29	3.53	(0.23)	(2.04)	(2.27)	1.26	17.02	22.94	1,799,158	0.91	1.06	1.42	81
4/1/2012 to 3/31/2013	13.77	0.24	1.97	2.21	(0.22)	—	(0.22)	1.99	15.76	16.24	1,442,154	0.89	0.89	1.74	78

Class R6 (formerly Class IS)
4/1/2017 to 12/31/2017(6)	$17.18	0.21	1.85	2.06	(0.28)	(2.55)	(2.83)	(0.77)	16.41	12.60%	$336,516	0.72%	0.80%	1.57%	54%
4/1/2016 to 3/31/2017	14.77	0.32	2.46	2.78	(0.31)	(0.06)	(0.37)	2.41	17.18	18.92	322,129	0.72	0.72	1.98	77
4/1/2015 to 3/31/2016	16.66	0.23	(0.53)	(0.30)	(0.29)	(1.30)	(1.59)	(1.89)	14.77	(1.90)	272,861	0.72	0.72	1.48	66
8/1/2014 to 3/31/2015(7)	17.54	0.19	0.54	0.73	(0.20)	(1.41)	(1.61)	(0.88)	16.66	4.26	37,570	0.71	0.71	1.65	73

202Virtus Mutual Funds
Virtus Mutual Funds203

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(5)	Ratio of Gross Expenses to Average Net Assets (3)(5)	Ratio of Net Investment Income(Loss) to Average Net Assets(3)	Portfolio Turnover Rate(4)
Virtus Ceredex Mid-Cap Value Equity Fund
Class A
4/1/2017 to 12/31/2017(6)	$14.33	0.08	0.69	0.77	(0.08)	(2.52)	(2.60)	(1.83)	12.50	5.87%	$320,717	1.38%	1.37%(8)	0.75%(8)	82%
4/1/2016 to 3/31/2017	12.22	0.11	2.63	2.74	(0.13)	(0.50)	(0.63)	2.11	14.33	22.69	369,102	1.39	1.45	0.81	108
4/1/2015 to 3/31/2016	13.60	0.11	(0.70)	(0.59)	(0.10)	(0.69)	(0.79)	(1.38)	12.22	(4.11)	397,599	1.40	1.45	0.86	98
4/1/2014 to 3/31/2015	13.96	0.09	0.92	1.01	(0.08)	(1.29)	(1.37)	(0.36)	13.60	7.45	590,327	1.38	1.41	0.64	94
4/1/2013 to 3/31/2014	12.96	0.10	2.62	2.72	(0.09)	(1.63)	(1.72)	1.00	13.96	21.68	611,880	1.35	1.40	0.76	108
4/1/2012 to 3/31/2013	10.99	0.13	1.98	2.11	(0.11)	(0.03)	(0.14)	1.97	12.96	19.43	490,381	1.34	1.38	1.17	123

Class C
4/1/2017 to 12/31/2017(6)	$14.02	0.03	0.68	0.71	(0.03)	(2.52)	(2.55)	(1.84)	12.18	5.52%	$48,877	1.80%	1.92%	0.33%	82%
4/1/2016 to 3/31/2017	11.96	0.05	2.58	2.63	(0.07)	(0.50)	(0.57)	2.06	14.02	22.23	55,580	1.80	1.80	0.39	108
4/1/2015 to 3/31/2016	13.34	0.06	(0.68)	(0.62)	(0.07)	(0.69)	(0.76)	(1.38)	11.96	(4.49)	64,160	1.78	1.78	0.50	98
4/1/2014 to 3/31/2015	13.72	0.04	0.90	0.94	(0.03)	(1.29)	(1.32)	(0.38)	13.34	7.06	87,115	1.75	1.75	0.28	94
4/1/2013 to 3/31/2014	12.77	0.05	2.58	2.63	(0.05)	(1.63)	(1.68)	0.95	13.72	21.26	81,961	1.76	1.76	0.36	108
4/1/2012 to 3/31/2013	10.85	0.07	1.95	2.02	(0.07)	(0.03)	(0.10)	1.92	12.77	18.75	53,893	1.86	1.86	0.65	123

Class I
4/1/2017 to 12/31/2017(6)	$14.48	0.12	0.70	0.82	(0.12)	(2.52)	(2.64)	(1.82)	12.66	6.21%	$2,187,625	1.04%	1.04%	1.09%	82%
4/1/2016 to 3/31/2017	12.34	0.15	2.66	2.81	(0.17)	(0.50)	(0.67)	2.14	14.48	23.08	2,716,560	1.08	1.08	1.12	108
4/1/2015 to 3/31/2016	13.74	0.15	(0.71)	(0.56)	(0.15)	(0.69)	(0.84)	(1.40)	12.34	(3.85)	2,717,761	1.12	1.12	1.16	98
4/1/2014 to 3/31/2015	14.09	0.13	0.93	1.06	(0.12)	(1.29)	(1.41)	(0.35)	13.74	7.76	3,552,288	1.10	1.10	0.92	94
4/1/2013 to 3/31/2014	13.06	0.14	2.64	2.78	(0.12)	(1.63)	(1.75)	1.03	14.09	22.03	3,159,585	1.09	1.10	1.02	108
4/1/2012 to 3/31/2013	11.07	0.16	2.00	2.16	(0.14)	(0.03)	(0.17)	1.99	13.06	19.73	2,168,210	1.08	1.08	1.44	123

Class R6 (formerly Class IS)
4/1/2017 to 12/31/2017(6)	$14.49	0.15	0.70	0.85	(0.15)	(2.52)	(2.67)	(1.82)	12.67	6.41%	$388,495	0.80%	0.85%	1.37%	82%
4/1/2016 to 3/31/2017	12.36	0.19	2.66	2.85	(0.22)	(0.50)	(0.72)	2.13	14.49	23.34	291,554	0.80	0.80	1.44	108
4/1/2015 to 3/31/2016	13.76	0.21	(0.72)	(0.51)	(0.20)	(0.69)	(0.89)	(1.40)	12.36	(3.45)	192,640	0.80	0.80	1.68	98
8/1/2014 to 3/31/2015(7)	14.28	0.13	0.77	0.90	(0.13)	(1.29)	(1.42)	(0.52)	13.76	6.54	23,398	0.75	0.75	1.39	94

Virtus Mutual Funds205
204Virtus Mutual Funds

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(5)	Ratio of Gross Expenses to Average Net Assets (3)(5)	Ratio of Net Investment Income(Loss) to Average Net Assets(3)	Portfolio Turnover Rate(4)
Virtus Ceredex Small-Cap Value Equity Fund
Class A
4/1/2017 to 12/31/2017(6)	$12.58	0.14	0.90	1.04	(0.16)	(1.93)	(2.09)	(1.05)	11.53	8.74%	$114,673	1.47%	1.50%	1.52%	15%
4/1/2016 to 3/31/2017	10.96	0.07	2.20	2.27	(0.09)	(0.56)	(0.65)	1.62	12.58	20.81(9)	123,495	1.55	1.55	0.58	29
4/1/2015 to 3/31/2016	15.25	0.08	(0.50)	(0.42)	(0.15)	(3.72)	(3.87)	(4.29)	10.96	(1.07)(9)	121,367	1.55	1.55	0.62	36
4/1/2014 to 3/31/2015	17.61	0.15	0.38	0.53	(0.10)	(2.79)	(2.89)	(2.36)	15.25	3.79	162,732	1.52	1.52	0.89	10
4/1/2013 to 3/31/2014	15.19	0.12	3.05	3.17	(0.11)	(0.64)	(0.75)	2.42	17.61	20.96	195,098	1.50	1.50	0.73	37
4/1/2012 to 3/31/2013	13.58	0.15	2.05	2.20	(0.19)	(0.40)	(0.59)	1.61	15.19	16.67	181,308	1.50	1.50	1.14	27

Class C
4/1/2017 to 12/31/2017(6)	$11.46	0.09	0.80	0.89	(0.11)	(1.93)	(2.04)	(1.15)	10.31	8.28%	$20,658	1.90%	2.07%	1.05%	15%
4/1/2016 to 3/31/2017	10.04	0.02	2.02	2.04	(0.06)	(0.56)	(0.62)	1.42	11.46	20.35	24,529	1.90	1.90	0.22	29
4/1/2015 to 3/31/2016	14.31	0.03	(0.47)	(0.44)	(0.11)	(3.72)	(3.83)	(4.27)	10.04	(1.34)	27,410	1.90	1.90	0.28	36
4/1/2014 to 3/31/2015	16.71	0.08	0.36	0.44	(0.05)	(2.79)	(2.84)	(2.40)	14.31	3.42	33,793	1.88	1.88	0.54	10
4/1/2013 to 3/31/2014	14.47	0.06	2.90	2.96	(0.08)	(0.64)	(0.72)	2.24	16.71	20.53	38,408	1.87	1.87	0.36	37
4/1/2012 to 3/31/2013	12.98	0.08	1.95	2.03	(0.14)	(0.40)	(0.54)	1.49	14.47	16.17	36,016	1.99	1.99	0.65	27

Class I
4/1/2017 to 12/31/2017(6)	$12.99	0.16	0.94	1.10	(0.18)	(1.93)	(2.11)	(1.01)	11.98	8.94%	$673,458	1.22%	1.22%	1.72%	15%
4/1/2016 to 3/31/2017	11.30	0.11	2.27	2.38	(0.13)	(0.56)	(0.69)	1.69	12.99	21.15	786,245	1.24	1.24	0.87	29
4/1/2015 to 3/31/2016	15.59	0.13	(0.50)	(0.37)	(0.20)	(3.72)	(3.92)	(4.29)	11.30	(0.64)	820,124	1.21	1.21	0.93	36
4/1/2014 to 3/31/2015	17.95	0.20	0.38	0.58	(0.15)	(2.79)	(2.94)	(2.36)	15.59	4.07	1,118,190	1.21	1.21	1.16	10
4/1/2013 to 3/31/2014	15.45	0.17	3.11	3.28	(0.14)	(0.64)	(0.78)	2.50	17.95	21.34	1,528,174	1.22	1.22	1.01	37
4/1/2012 to 3/31/2013	13.80	0.20	2.08	2.28	(0.23)	(0.40)	(0.63)	1.65	15.45	17.07	1,408,597	1.20	1.20	1.44	27

Virtus Mutual Funds207
206Virtus Mutual Funds

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(5)	Ratio of Gross Expenses to Average Net Assets (3)(5)	Ratio of Net Investment Income(Loss) to Average Net Assets(3)	Portfolio Turnover Rate(4)
Virtus Conservative Allocation Strategy Fund
Class A
4/1/2017 to 12/31/2017(6)	$12.35	0.16	0.60	0.76	(0.27)	(0.99)	(1.26)	(0.50)	11.85	6.20%	$6,707	0.60%	0.82%	1.72%	73%(10)
4/1/2016 to 3/31/2017	12.01	0.16	0.47	0.63	(0.24)	(0.05)	(0.29)	0.34	12.35	5.28	8,047	0.60	0.70	1.26	14
4/1/2015 to 3/31/2016	12.75	0.16	(0.41)	(0.25)	(0.18)	(0.31)	(0.49)	(0.74)	12.01	(1.98)	14,462	0.60	0.67	1.33	40
4/1/2014 to 3/31/2015	12.59	0.19	0.53	0.72	(0.28)	(0.28)	(0.56)	0.16	12.75	5.86	15,991	0.60	0.67	1.47	17
4/1/2013 to 3/31/2014	12.53	0.20	0.67	0.87	(0.29)	(0.52)	(0.81)	0.06	12.59	7.14	15,271	0.60	0.66	1.57	24
4/1/2012 to 3/31/2013	12.26	0.17	0.47	0.64	(0.24)	(0.13)	(0.37)	0.27	12.53	5.29	16,940	0.56	0.68	1.37	40

Class C
4/1/2017 to 12/31/2017(6)	$12.19	0.09	0.58	0.67	(0.17)	(0.99)	(1.16)	(0.49)	11.70	5.57%	$14,294	1.30%	1.54%	0.97%	73%(10)
4/1/2016 to 3/31/2017	11.86	0.08	0.46	0.54	(0.16)	(0.05)	(0.21)	0.33	12.19	4.61	16,293	1.30	1.35	0.65	14
4/1/2015 to 3/31/2016	12.61	0.08	(0.42)	(0.34)	(0.10)	(0.31)	(0.41)	(0.75)	11.86	(2.71)	19,136	1.30	1.32	0.65	40
4/1/2014 to 3/31/2015	12.46	0.10	0.53	0.63	(0.20)	(0.28)	(0.48)	0.15	12.61	5.11(9)	18,201	1.30	1.33	0.76	17
4/1/2013 to 3/31/2014	12.42	0.11	0.67	0.78	(0.22)	(0.52)	(0.74)	0.04	12.46	6.38(9)	17,110	1.30	1.32	0.89	24
4/1/2012 to 3/31/2013	12.18	0.09	0.47	0.56	(0.19)	(0.13)	(0.32)	0.24	12.42	4.58	15,410	1.27	1.35	0.73	40

Class I
4/1/2017 to 12/31/2017(6)	$12.34	0.20	0.58	0.78	(0.30)	(0.99)	(1.29)	(0.51)	11.83	6.35%	$16,051	0.30%	0.61%	2.09%	73%(10)
4/1/2016 to 3/31/2017	12.01	0.20	0.47	0.67	(0.29)	(0.05)	(0.34)	0.33	12.34	5.66	17,928	0.30	0.46	1.59	14
4/1/2015 to 3/31/2016	12.76	0.20	(0.42)	(0.22)	(0.22)	(0.31)	(0.53)	(0.75)	12.01	(1.73)	31,067	0.30	0.44	1.65	40
4/1/2014 to 3/31/2015	12.60	0.23	0.53	0.76	(0.32)	(0.28)	(0.60)	0.16	12.76	6.17(9)	32,606	0.30	0.45	1.77	17
4/1/2013 to 3/31/2014	12.54	0.24	0.68	0.92	(0.34)	(0.52)	(0.86)	0.06	12.60	7.48(9)	28,894	0.30	0.38	1.88	24
4/1/2012 to 3/31/2013	12.27	0.21	0.46	0.67	(0.27)	(0.13)	(0.40)	0.27	12.54	5.55	27,387	0.27	0.39	1.72	40

Virtus Mutual Funds209
208Virtus Mutual Funds

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized an Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(5)	Ratio of Gross Expenses to Average Net Assets (3)(5)	Ratio of Net Investment Income(Loss) to Average Net Assets(3)	Portfolio Turnover Rate(4)
Virtus Growth Allocation Strategy Fund
Class A
4/1/2017 to 12/31/2017(6)	$10.35	0.10	0.98	1.08	(0.13)	(1.80)	(1.93)	(0.85)	9.50	10.76%	$15,068	0.69%	0.79%	1.28%	103%(10)
4/1/2016 to 3/31/2017	10.07	0.07	0.97	1.04	(0.11)	(0.65)	(0.76)	0.28	10.35	10.66	5,813	0.69	0.69	0.72	20
4/1/2015 to 3/31/2016	11.41	0.08	(0.53)	(0.45)	(0.10)	(0.79)	(0.89)	(1.34)	10.07	(4.02)	7,255	0.67	0.67	0.74	29
4/1/2014 to 3/31/2015	11.33	0.07	0.75	0.82	(0.22)	(0.52)	(0.74)	0.08	11.41	7.38	8,801	0.68	0.68	0.63	23
4/1/2013 to 3/31/2014	11.23	0.12	1.61	1.73	(0.33)	(1.30)	(1.63)	0.10	11.33	15.84	9,609	0.67	0.67	1.06	14
4/1/2012 to 3/31/2013	10.61	0.09	0.66	0.75	(0.13)	—	(0.13)	0.62	11.23	7.16	8,975	0.61	0.64	0.84	20

Class C
4/1/2017 to 12/31/2017(6)	$10.09	0.11	0.89	1.00	(0.10)	(1.80)	(1.90)	(0.90)	9.19	10.18%	$11,099	1.30%	1.50%	1.46%	103%(10)
4/1/2016 to 3/31/2017	9.84	0.01	0.95	0.96	(0.06)	(0.65)	(0.71)	0.25	10.09	10.00	2,003	1.30	1.37	0.07	20
4/1/2015 to 3/31/2016	11.18	0.01	(0.52)	(0.51)	(0.04)	(0.79)	(0.83)	(1.34)	9.84	(4.60)	2,613	1.30	1.31	0.08	29
4/1/2015 to 3/31/2015	11.13	—(11)	0.73	0.73	(0.16)	(0.52)	(0.68)	0.05	11.18	6.70	3,192	1.30	1.30	—(11)	23
4/1/2013 to 3/31/2014	11.08	0.06	1.56	1.62	(0.27)	(1.30)	(1.57)	0.05	11.13	15.05	2,989	1.28	1.28	0.49	14
4/1/2012 to 3/31/2013	10.48	0.02	0.66	0.68	(0.08)	—	(0.08)	0.60	11.08	6.55	2,602	1.25	1.28	0.22	20

Class I
4/1/2017 to 12/31/2017(6)	$10.41	0.09	1.00	1.09	(0.13)	(1.80)	(1.93)	(0.84)	9.57	10.81%	$58,950	0.50%	0.74%	1.15%	103%(10)
4/1/2016 to 3/31/2017	10.13	0.10	0.96	1.06	(0.13)	(0.65)	(0.78)	0.28	10.41	10.83	32,562	0.50	0.74	0.92	20
4/1/2015 to 3/31/2016	11.46	0.10	(0.52)	(0.42)	(0.12)	(0.79)	(0.91)	(1.33)	10.13	(3.74)	38,194	0.50	0.70	0.91	29
4/1/2014 to 3/31/2015	11.38	0.09	0.75	0.84	(0.24)	(0.52)	(0.76)	0.08	11.46	7.54	53,293	0.50	0.69	0.78	23
4/1/2013 to 3/31/2014	11.28	0.14	1.61	1.75	(0.35)	(1.30)	(1.65)	0.10	11.38	15.96	53,043	0.50	0.67	1.16	14
4/1/2012 to 3/31/2013	10.64	0.11	0.68	0.79	(0.15)	—	(0.15)	0.64	11.28	7.52	55,222	0.40	0.55	1.04	20

Virtus Mutual Funds211
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Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(5)	Ratio of Gross Expenses to Average Net Assets(3)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(4)
Virtus Seix Core Bond Fund
Class A
4/1/2017 to 12/31/2017(6)	$10.56	0.14	0.08	0.22	(0.12)	(0.03)	—	(0.15)	0.07	10.63	2.12%	$8,433	0.65%(12)	0.79%	1.73%	130%
4/1/2016 to 3/31/2017	10.86	0.16	(0.06)	0.10	(0.19)	—	(0.21)	(0.40)	(0.30)	10.56	0.90	10,363	0.64	0.64	1.45	210
4/1/2015 to 3/31/2016	11.04	0.18	(0.07)	0.11	(0.20)	—	(0.09)	(0.29)	(0.18)	10.86	1.01	10,170	0.65	0.65	1.65	232
4/1/2014 to 3/31/2015	10.65	0.18	0.41	0.59	(0.20)	—	—	(0.20)	0.39	11.04	5.58	7,411	0.67	0.67	1.70	168
4/1/2013 to 3/31/2014	11.16	0.15	(0.23)	(0.08)	(0.19)	—	(0.24)	(0.43)	(0.51)	10.65	(0.66)	9,848	0.71	0.71	1.38	208
4/1/2012 to 3/31/2013	11.10	0.11	0.24	0.35	(0.16)	—	(0.13)	(0.29)	0.06	11.16	3.20	20,687	0.70	0.69	1.02	151

Class I
4/1/2017 to 12/31/2017(6)	$10.57	0.15	0.07	0.22	(0.13)	(0.03)	—	(0.16)	0.06	10.63	2.13%	$186,029	0.51%(12)	0.58%	1.87%	130%
4/1/2016 to 3/31/2017	10.86	0.17	(0.04)	0.13	(0.21)	—	(0.21)	(0.42)	(0.29)	10.57	1.15	199,622	0.49	0.49	1.58	210
4/1/2015 to 3/31/2016	11.04	0.20	(0.08)	0.12	(0.21)	—	(0.09)	(0.30)	(0.18)	10.86	1.18	255,522	0.48	0.48	1.82	232
4/1/2014 to 3/31/2015	10.65	0.21	0.40	0.61	(0.22)	—	—	(0.22)	0.39	11.04	5.80	191,905	0.45	0.45	1.90	168
4/1/2013 to 3/31/2014	11.16	0.18	(0.23)	(0.05)	(0.22)	—	(0.24)	(0.46)	(0.51)	10.65	(0.38)	200,371	0.42	0.42	1.67	208
4/1/2012 to 3/31/2013	11.10	0.15	0.24	0.39	(0.20)	—	(0.13)	(0.33)	0.06	11.16	3.53	370,455	0.38	0.38	1.33	151

Class R
4/1/2017 to 12/31/2017(6)	$10.58	0.12	0.07	0.19	(0.10)	(0.03)	—	(0.13)	0.06	10.64	1.82%	$3,53	0.92%(12)	1.05%	1.45%	130%
4/1/2016 to 3/31/2017	10.87	0.13	(0.05)	0.08	(0.16)	—	(0.21)	(0.37)	(0.29)	10.58	0.73	3,124	0.91	0.91	1.18	210
4/1/2015 to 3/31/2016	11.05	0.15	(0.07)	0.08	(0.17)	—	(0.09)	(0.26)	(0.18)	10.87	0.78	3,448	0.88	0.88	1.41	232
4/1/2014 to 3/31/2015	10.66	0.16	0.41	0.57	(0.18)	—	—	(0.18)	0.39	11.05	5.37	3,490	0.85	0.85	1.51	168
4/1/2013 to 3/31/2014	11.17	0.14	(0.24)	(0.10)	(0.17)	—	(0.24)	(0.41)	(0.51)	10.66	(0.80)	4,115	0.85	0.85	1.29	208
4/1/2012 to 3/31/2013	11.10	0.10	0.24	0.34	(0.14)	—	(0.13)	(0.27)	0.07	11.17	3.15	5,135	0.84	0.84	0.87	151

Class R6 (formerly Class IS)
4/1/2017 to 12/31/2017(6)	$10.57	0.16	0.08	0.24	(0.15)	(0.03)	—	(0.18)	0.06	10.63	2.24%	$3,279	0.36%	0.46%	1.96%	130%
4/1/2016 to 3/31/2017	10.86	0.19	(0.05)	0.14	(0.22)	—	(0.21)	(0.43)	(0.29)	10.57	1.29	1,352	0.35	0.35	1.78	210
8/3/2015 to 3/31/2016(13)	10.77	0.14	0.13	0.27	(0.15)	—	(0.03)	(0.18)	0.09	10.86	2.51	22	0.34	0.34	2.00	232

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Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(5)	Ratio of Gross Expenses to Average Net Assets(3)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(4)
Virtus Seix Corporate Bond Fund
Class A
4/1/2017 to 12/31/2017(6)	$8.69	0.18	0.21	0.39	(0.16)	—	(0.16)	(0.32)	0.07	8.76	4.53%	$363	0.95%	1.34%	2.68%	80%
4/1/2016 to 3/31/2017	8.50	0.24	0.27	0.51	(0.24)	—	(0.08)	(0.32)	0.19	8.69	6.01	591	0.95	1.15	2.75	182
4/1/2015 to 3/31/2016	8.99	0.23	(0.29)	(0.06)	(0.22)	(0.01)	(0.20)	(0.43)	(0.49)	8.50	(0.52)	500	0.95	1.11	2.68	84
4/1/2014 to 3/31/2015	8.84	0.24	0.32	0.56	(0.24)	—	(0.17)	(0.41)	0.15	8.99	6.40	807	0.95	0.99	2.67	90
4/1/2013 to 3/31/2014	9.35	0.25	(0.21)	0.04	(0.26)	—	(0.29)	(0.55)	(0.51)	8.84	0.52	783	0.92	0.93	2.76	143
4/1/2012 to 3/31/2013	9.40	0.29	0.30	0.59	(0.29)	—	(0.35)	(0.64)	(0.05)	9.35	6.39	4,020	0.88	0.88	3.06	58

Class C
4/1/2017 to 12/31/2017(6)	$8.65	0.13	0.21	0.34	(0.11)	—	(0.16)	(0.27)	0.07	8.72	4.02%	$6,518	1.62%	2.10%	2.02%	80%
4/1/2016 to 3/31/2017	8.46	0.18	0.27	0.45	(0.18)	—	(0.08)	(0.26)	0.19	8.65	5.29	7,369	1.65	1.82	2.03	182
4/1/2015 to 3/31/2016	8.95	0.17	(0.29)	(0.12)	(0.16)	(0.01)	(0.20)	(0.37)	(0.49)	8.46	(1.22)	8,105	1.65	1.80	2.01	84
4/1/2014 to 3/31/2015	8.80	0.18	0.32	0.50	(0.18)	—	(0.17)	(0.35)	0.15	8.95	5.69	9,289	1.64	1.67	1.97	90
4/1/2013 to 3/31/2014	9.30	0.19	(0.21)	(0.02)	(0.19)	—	(0.29)	(0.48)	(0.50)	8.80	(0.07)	10,385	1.62	1.63	2.18	143
4/1/2012 to 3/31/2013	9.35	0.23	0.30	0.53	(0.23)	—	(0.35)	(0.58)	(0.05)	9.30	5.67	15,558	1.57	1.58	2.39	58

Class I
4/1/2017 to 12/31/2017(6)	$8.65	0.19	0.23	0.42	(0.18)	—	(0.16)	(0.34)	0.08	8.73	4.86%	$8,382	0.70%	1.18%	2.93%	80%
4/1/2016 to 3/31/2017	8.46	0.26	0.27	0.53	(0.26)	—	(0.08)	(0.34)	0.19	8.65	6.29	12,651	0.70	0.93	2.99	182
4/1/2015 to 3/31/2016	8.95	0.25	(0.29)	(0.04)	(0.24)	(0.01)	(0.20)	(0.45)	(0.49)	8.46	(0.29)	8,943	0.70	0.83	2.86	84
4/1/2014 to 3/31/2015	8.80	0.26	0.32	0.58	(0.26)	—	(0.17)	(0.43)	0.15	8.95	6.73	24,172	0.66	0.69	2.95	90
4/1/2013 to 3/31/2014	9.30	0.28	(0.21)	0.07	(0.28)	—	(0.29)	(0.57)	(0.50)	8.80	0.91	28,017	0.63	0.64	3.18	143
4/1/2012 to 3/31/2013	9.35	0.32	0.30	0.62	(0.32)	—	(0.35)	(0.67)	(0.05)	9.30	6.71	51,828	0.60	0.61	3.36	58

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Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(5)	Ratio of Gross Expenses to Average Net Assets(3)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(4)
Virtus Seix Floating Rate High Income Fund
Class A
4/1/2017 to 12/31/2017(6)	$8.75	0.26	(0.05)	0.21	(0.26)	—	—	(0.26)	(0.05)	8.70	2.47%	$113,611	0.92%	0.93%	4.00%	55%
4/1/2016 to 3/31/2017	8.33	0.39	0.41	0.80	(0.38)	—	—	(0.38)		8.75	9.78	135,833	0.94	0.94	4.51	79
4/1/2015 to 3/31/2016	8.86	0.38	(0.54)	(0.16)	(0.40)	—	—	(0.37)		8.33	(1.79)	143,325	0.92	0.92	4.42	33
4/1/2014 to 3/31/2015	9.06	0.36	(0.19)	0.17	(0.37)	—	—	(0.37)		8.86	1.88	147,560	0.91	0.91	4.06	29
4/1/2013 to 3/31/2014	9.06	0.35	(0.01)	0.34	(0.37)	—	—	(0.34)		9.06	3.86	212,336	0.89	0.89	3.82	47
4/1/2012 to 3/31/2013	8.83	0.43	0.21	0.64	(0.41)	—	—	(0.41)		9.06	7.39	99,040	0.85	0.85	4.85	70

Class C
4/1/2017 to 12/31/2017(6)	$8.76	0.22	(0.06)	0.16	(0.22)	—	—	(0.22)	(0.06)	8.70	1.89%	$51,551	1.52%	1.60%	3.40%	55%
4/1/2016 to 3/31/2017	8.33	0.34	0.42	0.76	(0.33)	—	—	(0.33)		8.76	9.28	56,981	1.52	1.52	3.94	79
4/1/2015 to 3/31/2016	8.86	0.33	(0.54)	(0.21)	(0.32)	—	—	(0.32)		8.33	(2.37)	55,203	1.51	1.51	3.82	33
4/1/2014 to 3/31/2015	9.07	0.31	(0.21)	0.10	(0.31)	—	—	(0.31)		8.86	1.16	64,445	1.50	1.50	3.46	29
4/1/2013 to 3/31/2014	9.06	0.29	0.01	0.30	(0.29)	—	—	(0.29)		9.07	3.33	83,149	1.51	1.51	3.21	47
4/1/2012 to 3/31/2013	8.83	0.38	0.20	0.58	(0.35)	—	—	(0.35)		9.06	6.69	40,493	1.51	1.51	4.22	70

Class I
4/1/2017 to 12/31/2017(6)	$8.75	0.28	(0.05)	0.23	(0.28)	—	—	(0.28)	(0.05)	8.70	2.70%	$4,546,547	0.62%	0.69%	4.29%	55%
4/1/2016 to 3/31/2017	8.33	0.41	0.42	0.83	(0.41)	—	—	(0.41)		8.75	10.13	4,459,175	0.63	0.63	4.80	79
4/1/2015 to 3/31/2016	8.86	0.40	(0.53)	(0.13)	(0.40)	—	—	(0.40)		8.33	(1.50)	3,040,875	0.62	0.62	4.69	33
4/1/2014 to 3/31/2015	9.06	0.39	(0.20)	0.19	(0.39)	—	—	(0.39)		8.86	2.17	6,048,771	0.61	0.61	4.34	29
4/1/2013 to 3/31/2014	9.06	0.38	(0.01)	0.37	(0.37)	—	—	(0.37)		9.06	4.16	8,965,312	0.60	0.60	4.13	47
4/1/2012 to 3/31/2013	8.83	0.46	0.20	0.66	(0.43)	—	—	(0.43)		9.06	7.67	5,780,847	0.60	0.60	5.13	70

Class R6 (formerly Class IS)
4/1/2017 to 12/31/2017(6)	$8.76	0.29	(0.05)	0.24	(0.29)	—	—	(0.29)	(0.05)	8.71	2.78%	$1,277,730	0.52%	0.59%	4.39%	55%
4/1/2016 to 3/31/2017	8.33	0.43	0.42	0.85	(0.42)	—	—	(0.42)	0.43	8.76	10.37	1,307,701	0.52	0.52	4.94	79
4/1/2015 to 3/31/2016	8.86	0.41	(0.53)	(0.12)	(0.41)	—	—	(0.41)	(0.53)	8.33	(1.39)	1,127,337	0.51	0.51	4.83	33
2/2/2015 to 3/31/2015	8.74(14)	0.07	0.12	0.19	(0.07)	—	—	(0.07)	0.12	8.86	2.15	12,629	0.47	0.47	5.08	29

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Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(5)	Ratio of Gross Expenses to Average Net Assets(3)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(4)
Virtus Seix Georgia Tax-Exempt Bond Fund
Class A
4/1/2017 to 12/31/2017(6)	$10.49	0.22	0.16	0.38	(0.22)	—	(0.06)	(0.28)	0.10	10.59	3.62%	$3,011	0.76%(12)	0.92%	2.73%	23%
4/1/2016 to 3/31/2017	10.98	0.28	(0.35)	(0.07)	(0.28)	—	(0.14)	(0.42)	(0.49)	10.49	(0.66)	3,504	0.75	0.75	2.56	46
4/1/2015 to 3/31/2016	10.88	0.26	0.10	0.36	(0.26)	—	—	(0.26)	0.10	10.98	3.40	3,621	0.75	0.75	2.43	41
4/1/2014 to 3/31/2015	10.44	0.27	0.44	0.71	(0.27)	—	—	(0.27)	0.44	10.88	6.89	3,637	0.73	0.73	2.55	55
4/1/2013 to 3/31/2014	10.80	0.30	(0.36)	(0.06)	(0.30)	—	—	(0.30)	(0.36)	10.44	(0.52)	4,139	0.72	0.72	2.87	67
4/1/2012 to 3/31/2013	10.57	0.32	0.23	0.55	(0.32)	—	—	(0.32)	0.23	10.80	5.27	4,566	0.74	0.74	2.99	50

Class I
4/1/2017 to 12/31/2017(6)	$10.48	0.23	0.15	0.38	(0.23)	—	(0.06)	(0.29)	0.09	10.57	3.61%	$86,099	0.65%	0.81%	2.84%	23%
4/1/2016 to 3/31/2017	10.96	0.29	(0.34)	(0.05)	(0.29)	—	(0.14)	(0.43)	(0.48)	10.48	(0.47)	91,782	0.65	0.70	2.66	46
4/1/2015 to 3/31/2016	10.86	0.27	0.10	0.37	(0.27)	—	—	(0.27)	0.10	10.96	3.50	107,691	0.65	0.68	2.52	41
4/1/2014 to 3/31/2015	10.42	0.28	0.44	0.72	(0.28)	—	—	(0.28)	0.44	10.86	7.00	131,881	0.64	0.64	2.63	55
4/1/2013 to 3/31/2014	10.78	0.31	(0.36)	(0.05)	(0.31)	—	—	(0.31)	(0.36)	10.42	(0.37)	120,835	0.57	0.57	3.01	67
4/1/2012 to 3/31/2013	10.55	0.34	0.23	0.57	(0.34)	—	—	(0.34)	0.23	10.78	5.44	148,153	0.59	0.59	3.15	50

Virtus Seix High Grade Municipal Bond Fund
Class A
4/1/2017 to 12/31/2017(6)	$11.69	0.21	0.27	0.48	(0.22)	—	(0.01)	(0.23)	0.25	11.94	4.12%	$8,175	0.80%	0.91%	2.39%	173%
4/1/2016 to 3/31/2017	12.36	0.24	(0.22)	0.02	(0.24)	—	(0.45)	(0.69)	(0.67)	11.69	0.27	12,276	0.80	0.80	1.99	218
4/1/2015 to 3/31/2016	12.29	0.25	0.19	0.44	(0.25)	—	(0.12)	(0.37)	0.07	12.36	3.70	13,996	0.79	0.79	2.07	171
4/1/2014 to 3/31/2015	11.86	0.29	0.59	0.88	(0.29)	—	(0.16)	(0.45)	0.43	12.29	7.48	16,499	0.80	0.80	2.38	228
4/1/2013 to 3/31/2014	12.11	0.32	(0.20)	0.12	(0.32)	—	(0.05)	(0.37)	(0.25)	11.86	1.16	8,967	0.80	0.82	2.75	227
4/1/2012 to 3/31/2013	11.97	0.32	0.50	0.82	(0.32)	—	(0.36)	(0.68)	0.14	12.11	6.97	11,363	0.80	0.83	2.63	168

Class I
4/1/2017 to 12/31/2017(6)	$11.68	0.23	0.26	0.49	(0.23)	—	(0.01)	(0.24)	0.25	11.93	4.24%	$75,684	0.65%	0.82%	2.55%	173%
4/1/2016 to 3/31/2017	12.36	0.26	(0.23)	0.03	0.26	—	(0.45)	(0.71)	(0.68)	11.68	0.33	78,729	0.65	0.71	2.12	218
4/1/2015 to 3/31/2016	12.29	0.27	0.19	0.46	(0.27)	—	(0.12)	(0.39)	0.07	12.36	3.85	99,803	0.65	0.69	2.21	171
4/1/2014 to 3/31/2015	11.86	0.31	0.59	0.90	(0.31)	—	(0.16)	(0.47)	0.43	12.29	7.64	95,761	0.65	0.69	2.53	228
4/1/2013 to 3/31/2014	12.10	0.34	(0.19)	0.15	(0.34)	—	(0.05)	(0.39)	(0.24)	11.86	1.40	47,737	0.65	0.68	2.90	227
4/1/2012 to 3/31/2013	11.96	0.34	0.50	0.84	(0.34)	—	(0.36)	(0.70)	0.14	12.10	7.12	54,892	0.65	0.68	2.78	168

Virtus Mutual Funds219
218Virtus Mutual Funds

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(5)	Ratio of Gross Expenses to Average Net Assets(3)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(4)
Virtus Seix High Income Fund
Class A
4/1/2017 to 12/31/2017(6)	$6.46	0.28	0.07	0.35	(0.28)	—(11)	—	(0.28)	0.07	6.53	5.52%	$29,592	1.02%	1.10%	5.69%	45%
4/1/2016 to 3/31/2017	5.92	0.38	0.53	0.91	(0.37)	—	—	(0.37)	0.54	6.46	15.69	63,104	1.04	1.04	5.92	95
4/1/2015 to 3/31/2016	6.68	0.38	(0.75)	(0.37)	(0.39)	—	—	(0.39)	(0.76)	5.92	(5.68)	43,433	1.03	1.03	6.08	77
4/1/2014 to 3/31/2015	7.27	0.38	(0.38)	—	(0.38)	—	(0.21)	(0.59)	(0.59)	6.68	0.26	65,121	0.99	0.99	5.34	86
4/1/2013 to 3/31/2014	7.32	0.42	0.11	0.53	(0.42)	—	(0.16)	(0.58)	(0.05)	7.27	7.60(9)	157,360	0.97	0.97	5.82	110
4/1/2012 to 3/31/2013	6.90	0.43	0.42	0.85	(0.43)	—	—	(0.43)	0.42	7.32	12.72	119,006	0.99	0.99	6.09	118

Class I
4/1/2017 to 12/31/2017(6)	$6.46	0.29	0.06	0.35	(0.29)	—(11)	—	(0.29)	0.06	6.52	5.53%	$390,665	0.81%(12)	0.87%	5.93%	45%
4/1/2016 to 3/31/2017	5.92	0.39	0.54	0.93	(0.39)	—	—	(0.39)	0.54	6.46	15.59	465,928	0.80	0.81	6.15	95
4/1/2015 to 3/31/2016	6.67	0.40	(0.75)	(0.35)	(0.40)	—	—	(0.40)	(0.75)	5.92	(5.31)	546,793	0.79	0.79	6.34	77
4/1/2014 to 3/31/2015	7.26	0.40	(0.38)	0.02	(0.40)	—	(0.21)	(0.61)	(0.59)	6.67	0.47	753,851	0.77	0.77	5.63	86
4/1/2013 to 3/31/2014	7.32	0.43	0.11	0.54	(0.44)	—	(0.16)	(0.60)	(0.06)	7.26	7.68	783,072	0.77	0.77	6.00	110
4/1/2012 to 3/31/2013	6.89	0.45	0.43	0.88	(0.45)	—	—	(0.45)	0.43	7.32	13.17	784,870	0.74	0.75	6.33	118

Class R
4/1/2017 to 12/31/2017(6)	$6.46	0.27	0.07	0.34	(0.27)	—(11)	—	(0.27)	0.07	6.53	5.36%	$12,160	1.23%(12)	1.30%	5.49%	45%
4/1/2016 to 3/31/2017	5.92	0.36	0.54	0.91	(0.36)	—	—	(0.36)	0.54	6.46	15.47	14,699	1.22	1.22	5.73	95
4/1/2015 to 3/31/2016	6.68	0.37	(0.76)	(0.39)	(0.37)	—	—	(0.37)	(0.76)	5.92	(5.87)	14,574	1.23	1.23	5.92	77
4/1/2014 to 3/31/2015	7.27	0.37	(0.38)	(0.01)	(0.37)	—	(0.21	(0.58)	(0.59)	6.68	0.05	20,887	1.21	1.21	5.20	86
4/1/2013 to 3/31/2014	7.32	0.40	0.12	0.53	(0.11)	—	(0.16)	(0.57)	(0.05)	7.27	7.37	22,317	1.20	1.20	5.57	110
4/1/2012 to 3/31/2013	6.89	0.41	0.43	0.84	(0.41)	—	—	(0.41)	0.43	7.32	12.61	23,956	1.23	1.23	5.85	118

Class R6 (formerly class IS)
4/1/2017 to 12/31/2017(6)	$6.45	0.30	0.07	0.37	(0.30)	—(11)	—	(0.30)	0.07	6.52	5.82%	$5,898	0.64%	0.73%	6.09%	45%
4/1/2016 to 3/31/2017	5.92	0.40	0.53	0.93	(0.40)	—	—	(0.40)	0.53	6.45	15.96	4,125	0.64	0.64	6.26	95
4/1/2015 to 3/31/2016	6.68	0.40	(0.75)	(0.35)	(0.41)	—	—	(0.41)	(0.76)	5.92	(5.30)	1,117	0.63	0.63	6.27	77
8/1/2014 to 3/31/2015(7)	7.22	0.28	(0.33)	(0.05)	(0.28)	—	(0.21)	(0.49)	(0.54)	6.68	(0.51)	3,455	0.63	0.63	5.99	86

Virtus Mutual Funds221
220Virtus Mutual Funds

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(5)	Ratio of Gross Expenses to Average Net Assets(3)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(4)
Virtus Seix High Yield Fund
Class A
4/1/2017 to 12/31/2017(6)	$8.16	0.34	0.03	0.37	(0.30)	(0.02)	—	(0.32)	0.05	8.21	4.63%	$4,810	0.83%(12)	0.97%	5.43%	41%
4/1/2016 to 3/31/2017	7.61	0.44	0.55	0.99	(0.44)	—	—	(0.44)	0.55	8.16	13.20	6,214	0.82	0.82	5.51	87
4/1/2015 to 3/31/2016	8.51	0.44	(0.89)	(0.45)	(0.45)	—	—	(0.45)	(0.90)	7.61	(5.36)	7,463	0.84	0.84	5.48	76
4/1/2014 to 3/31/2015	9.72	0.51	(0.43)	0.08	(0.50)	—	(0.79)	(1.29)	(1.21)	8.51	1.24	8,110	0.87	0.87	5.31	72
4/1/2013 to 3/31/2014	10.03	0.55	0.05	0.60	(0.55)	—	(0.36)	(0.91)	(0.31)	9.72	6.39	69,921	0.81	0.81	5.57	89
4/1/2012 to 3/31/2013	9.47	0.59	0.56	1.15	(0.59)	—	—	(0.59)	0.56	10.03	12.56	72,703	0.79	0.79	6.09	79

Class I
4/1/2017 to 12/31/2017(6)	$8.37	0.34	0.04	0.38	(0.32)	(0.02)	—	(0.34)	0.04	8.41	4.64%	$403,198	0.65%(12)	0.73%	5.38%	41%
4/1/2016 to 3/31/2017	7.80	0.46	0.57	1.03	(0.46)	—	—	(0.46)	0.57	8.37	13.48	483,080	0.64	0.64	5.65	87
4/1/2015 to 3/31/2016	8.73	0.47	(0.92)	(0.45)	(0.48)	—	—	(0.48)	(0.93)	7.80	(5.23)	523,206	0.61	0.61	5.71	76
4/1/2014 to 3/31/2015	9.95	0.54	(0.43)	0.11	(0.54)	—	(0.79)	(1.33)	(1.22)	8.73	1.53	695,060	0.58	0.58	5.63	72
4/1/2013 to 3/31/2014	10.26	0.58	0.06	0.64	(0.59)	—	(0.36)	(0.95)	(0.31)	9.95	6.65	1,211,146	0.55	0.55	5.79	89
4/1/2012 to 3/31/2013	9.69	0.64	0.56	1.20	(0.63)	—	—	(0.63)	0.57	10.26	12.80	1,792,768	0.54	0.54	6.41	79

Class R
4/1/2017 to 12/31/2017(6)	$8.36	0.30	0.07	0.37	(0.30)	(0.02)	—	(0.32)	0.05	8.41	4.45%	$119	1.04%	1.20%	4.80%	41%
4/1/2016 to 3/31/2017	7.80	0.43	0.56	0.99	(0.43)	—	—	(0.43)	0.56	8.36	12.90	130	1.04	1.04	5.32	87
4/1/2015 to 3/31/2016	8.72	0.44	(0.91)	(0.47)	(0.45)	—	—	(0.45)	(0.92)	7.80	(5.52)	573	1.04	1.04	5.29	76
4/1/2014 to 3/31/2015	9.94	0.49	(0.42)	0.07	(0.50)	—	(0.79)	(1.29)	(1.22)	8.72	1.05	782	1.04	1.04	5.18	72
4/1/2013 to 3/31/2014	10.26	0.53	0.05	0.58	(0.54)	—	(0.36)	(0.90)	(0.32)	9.94	6.04	1,237	1.04	1.04	5.31	89
4/1/2012 to 3/31/2013	9.68	0.59	0.57	1.16	(0.58)	—	—	(0.58)	0.58	10.26	12.36	2,385	1.03	1.03	5.92	79

Class R6 (formerly Class IS)
4/1/2017 to 12/31/2017(6)	$8.37	0.35	0.05	0.40	(0.33)	(0.02)	—	(0.35)	0.05	8.42	4.85%	$45,035	0.54%(12)	0.62%	5.50%	41%
8/1/2016 to 3/31/2017(15)	8.17	0.33	0.18	0.51	(0.31)	—	—	(0.31)	0.20	8.37	6.34	42,695	0.54	0.54	5.86	87

Virtus Mutual Funds223
222Virtus Mutual Funds

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(5)	Ratio of Gross Expenses to Average Net Assets(3)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(4)
Virtus Seix Investment Grade Tax-Exempt Bond Fund
Class A
4/1/2017 to 12/31/2017(6)	$11.65	0.22	0.10	0.32	(0.22)	—	—	(0.22)	0.10	11.75	2.76%	$11,066	0.80%	0.96%	2.46%	130%
4/1/2016 to 3/31/2017	12.24	0.26	(0.32)	(0.06)	(0.26)	—	(0.27)	(0.53)	(0.59)	11.65	(0.48)	20,281	0.80	0.92	2.16	138
4/1/2015 to 3/31/2016	12.30	0.26	0.08	0.34	(0.26)	—	(0.14)	(0.40)	(0.06)	12.24	2.89	24,861	0.80	0.93	2.17	139
4/1/2014 to 3/31/2015	12.14	0.29	0.32	0.61	(0.29)	—	(0.16)	(0.45)	0.16	12.30	5.09	29,439	0.80	0.91	2.37	144
4/1/2013 to 3/31/2014	12.47	0.26	(0.24)	0.02	(0.26)	—	(0.09)	(0.35)	(0.33)	12.14	0.23	30,100	0.80	0.90	2.13	104
4/1/2012 to 3/31/2013	12.50	0.23	0.36	0.59	(0.23)	—	(0.39)	(0.62)	(0.03)	12.47	4.75	36,958	0.82	0.87	1.78	151

Class I
4/1/2017 to 12/31/2017(6)	$11.64	0.23	0.09	0.32	(0.23)	—	—	(0.23)	0.09	11.73	2.79%	$463,968	0.65%	0.76%	2.62%	130%
4/1/2016 to 3/31/2017	12.22	0.28	(0.31)	(0.03)	(0.28)	—	(0.27)	(0.55)	(0.58)	11.64	(0.24)	519,784	0.65	0.70	2.30	138
4/1/2015 to 3/31/2016	12.29	0.28	0.07	0.35	(0.28)	—	(0.14)	(0.42)	(0.07)	12.22	2.96	629,435	0.65	0.68	2.32	139
4/1/2014 to 3/31/2015	12.13	0.31	0.32	0.63	(0.31)	—	(0.16)	(0.47)	0.16	12.29	5.25	657,851	0.65	0.68	2.53	144
4/1/2013 to 3/31/2014	12.45	0.28	(0.23)	0.05	(0.28)	—	(0.09)	(0.37)	(0.32)	12.13	0.48	643,828	0.64	0.64	2.29	104
4/1/2012 to 3/31/2013	12.49	0.25	0.35	0.60	(0.25)	—	(0.39)	(0.64)	(0.04)	12.45	4.87	982,171	0.62	0.63	1.98	151

Virtus North Carolina Tax-Exempt Bond Fund
Class A
4/1/2017 to 12/31/2017(6)	$10.00	0.18	0.15	0.33	(0.16)	—	(0.08)	(0.24)	0.09	10.09	3.30%	$1,436	0.80%	1.10%	2.37%	29%
4/1/2016 to 3/31/2017	10.50	0.21	(0.28)	(0.07)	(0.21)	—	(0.22)	(0.43)	(0.50)	10.00	(0.59)	2,170	0.80	0.82	2.02	61
4/1/2015 to 3/31/2016	10.46	0.22	0.12	0.34	(0.23)	—	(0.07)	(0.30)	0.04	10.50	3.23	492	0.80	0.81	2.15	42
4/1/2014 to 3/31/2015	10.04	0.23	0.42	0.65	(0.23)	—	—	(0.23)	0.42	10.46	6.56	795	0.79	0.79	2.27	51
4/1/2013 to 3/31/2014	10.65	0.25	(0.31)	(0.06)	(0.25)	—	(0.30)	(0.55)	(0.61)	10.04	(0.45)	861	0.77	0.77	2.44	77
4/1/2012 to 3/31/2013	10.45	0.28	0.20	0.48	(0.28)	—	—	(0.28)	0.20	10.65	4.63	910	0.77	0.77	2.60	79

Class I
4/1/2017 to 12/31/2017(6)	$10.02	0.19	0.16	0.35	(0.17)	—	(0.08)	(0.25)	0.10	10.12	3.51%	$20,891	0.65%	1.04%	2.52%	29%
4/1/2016 to 3/31/2017	10.53	0.23	(0.29)	(0.06)	(0.23)	—	(0.22)	(0.45)	(0.51)	10.02	(0.53)	21.813	0.65	0.74	2.22	61
4/1/2015 to 3/31/2016	10.49	0.24	0.11	0.35	(0.24)	—	(0.07)	(0.31)	0.04	10.53	3.39	28,576	0.65	0.73	2.31	42
4/1/2014 to 3/31/2015	10.06	0.25	0.43	0.68	(0.25)	—	—	(0.25)	0.43	10.49	6.80	37,190	0.65	0.69	2.40	51
4/1/2013 to 3/31/2014	10.68	0.26	(0.31)	(0.05)	(0.27)	—	(0.30)	(0.57)	(0.62)	10.06	(0.38)	37,311	0.61	0.61	2.59	77
4/1/2012 to 3/31/2013	10.47	0.30	0.21	0.51	(0.30)	—	—	(0.30)	0.21	10.68	4.88	50,991	0.62	0.62	2.79	79

Virtus Mutual Funds225
224Virtus Mutual Funds

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(5)	Ratio of Gross Expenses to Average Net Assets(3)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(4)
Virtus Seix Short-Term Bond Fund
Class A
4/1/2017 to 12/31/2017(6)	$9.95	0.07	(0.04)	0.03	(0.07)	(0.01)	—	(0.08)	(0.05)	9.90	0.27%	$2,210	0.80%	1.26%	0.89%	145%
4/1/2016 to 3/31/2017	10.01	0.06	(0.06)	—	(0.06)	—	—	(0.06)	(0.06)	9.95	0.03	2,308	0.80	0.80	0.58	129
4/1/2015 to 3/31/2016	10.00	0.04	0.02	0.06	(0.05)	—	—	(0.05)	0.01	10.01	0.58	2,104	0.80	0.81	0.38	87
4/1/2014 to 3/31/2015	9.98	0.04	0.02	0.06	(0.04)	—	—	(0.04)	0.02	10.00	0.63	2,316	0.80	0.81	0.37	199
4/1/2013 to 3/31/2014	10.03	0.10	(0.05)	0.05	(0.10)	—	—	(0.10)	(0.05)	9.98	0.54	2,748	0.78	0.80	1.00	79
4/1/2012 to 3/31/2013	10.02	0.13	0.01	0.14	(0.13)	—	—	(0.13)	0.01	10.03	1.40	2,069	0.73	0.74	1.27	128

Class C
4/1/2017 to 12/31/2017(6)	$9.94	0.02	(0.05)	(0.03)	(0.01)	(0.01)	—	(0.02)	(0.05)	9.89	(0.26)%	$1,257	1.48%	2.04%	0.21%	145%
4/1/2016 to 3/31/2017	10.00	—(11)	(0.06)	(0.06)	—	—	—	—	(0.06)	9.94	(0.57)	1,310	1.40	1.57	(0.03)	129
4/1/2015 to 3/31/2016	10.00	(0.01)	0.01	—	—(11)	—	—	—(11)	—	10.00	—	1,742	1.29	1.58	(0.10)	87
4/1/2014 to 3/31/2015	9.97	(0.01)	0.04	0.03	—(11)	—	—	—(11)	0.03	10.00	0.31	1,730	1.22	1.58	(0.06)	199
4/1/2013 to 3/31/2014	10.02	0.02	(0.04)	(0.02)	(0.03)	—	—	(0.03)	(0.05)	9.97	(0.24)	1,899	1.56	1.56	0.23	79
4/1/2012 to 3/31/2013	10.01	0.05	0.01	0.06	(0.05)	—	—	(0.05)	0.01	10.02	0.65	2,425	1.48	1.48	0.52	128

Class I
4/1/2017 to 12/31/2017(6)	$9.92	0.08	(0.05)	0.03	(0.08)	(0.01)	—	(0.09)	(0.06)	9.86	0.31%	$7,918	0.60%	0.91%	1.05%	145%
4/1/2016 to 3/31/2017	9.98	0.08	(0.06)	0.02	(0.08)	—	—	(0.08)	(0.06)	9.92	0.23	52,024	0.60	0.69	0.77	129
4/1/2015 to 3/31/2016	9.98	0.06	0.01	0.07	(0.07)	—	—	(0.07)	—	9.98	0.68	49,749	0.60	0.68	0.58	87
4/1/2014 to 3/31/2015	9.95	0.05	0.04	0.09	(0.06)	—	—	(0.06)	0.03	9.98	0.93	50,689	0.60	0.67	0.52	199
4/1/2013 to 3/31/2014	10.00	0.12	(0.05)	0.07	(0.12)	—	—	(0.12)	(0.05)	9.95	0.75	38,400	0.58	0.58	1.22	79
4/1/2012 to 3/31/2013	9.99	0.15	0.01	0.16	(0.15)	—	—	(0.15)	0.01	10.00	1.65	78,383	0.48	0.48	1.51	128

Virtus Seix Short-Term Municipal Bond Fund
Class A
4/1/2017 to 12/31/2017(6)	$9.93	0.05	(0.01)	0.04	(0.05)	—	(0.01)	(0.06)	(0.02)	9.91	0.39%	$1,765	0.65%	0.95%	0.70%	56%
4/1/2016 to 3/31/2017	9.98	0.05	(0.03)	0.02	(0.06)	—	(0.01)	(0.07)	(0.05)	9.93	0.26	1,810	0.65	0.74	0.54	59
4/1/2015 to 3/31/2016	10.00	0.02	—(11)	0.02	(0.02)	—	(0.02)	(0.04)	(0.02)	9.98	0.23	7,354	0.67	0.72	0.24	82
4/1/2014 to 3/31/2015	9.99	0.03	0.08	0.11	(0.03)	—	(0.07)	(0.10)	0.01	10.00	1.06	3,863	0.70	0.75	0.26	148
4/1/2013 to 3/31/2014	10.01	0.01	0.01	0.02	(0.01)	—	(0.03)	(0.04)	(0.02)	9.99	0.25	5,900	0.65	0.82	0.10	260
4/1/2012 to 3/31/2013	10.73	0.04	0.26	0.30	(0.04)	—	(0.98)	(1.02)	(0.72)	10.01	2.86	3,694	0.73	1.04	0.39	199

Class I
4/1/2017 to 12/31/2017(6)	$9.93	0.07	(0.01)	0.06	(0.07)	—	(0.01)	(0.08)	(0.02)	9.91	0.52%	$31,289	0.48%	0.81%	0.87%	56%
4/1/2016 to 3/31/2017	9.89	0.08	(0.04)	0.04	(0.08)	—	(0.01)	(0.09)	(0.05)	9.93	0.40	26,710	0.48	0.66	0.75	59
4/1/2015 to 3/31/2016	10.00	0.04	—(11)	0.04	(0.04)	—	(0.02)	(0.06)	(0.02)	9.98	0.41	32,184	0.51	0.62	0.41	82
4/1/2014 to 3/31/2015	9.99	0.04	0.08	0.12	(0.04)	—	(0.07)	(0.11)	0.01	10.00	1.21	38,669	0.55	0.62	0.42	148
4/1/2013 to 3/31/2014	10.01	0.02	0.01	0.03	(0.02)	—	(0.03)	(0.05)	(0.02)	9.99	0.37	30,852	0.54	0.71	0.21	260
4/1/2012 to 3/31/2013	10.73	0.05	0.27	0.32	(0.06)	—	(0.98)	(1.04)	(0.72)	10.01	3.01	11,121	0.58	0.91	0.52	199

Virtus Mutual Funds227
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Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(5)	Ratio of Gross Expenses to Average Net Assets(3)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(4)
Virtus Seix Total Return Bond Fund
Class A
4/1/2017 to 12/31/2017(6)	$10.77	0.15	—	0.15	(0.09)	(0.06)	—	(0.15)	—	10.77	1.37%	$13,227	0.71%(12)	0.84%	1.86%	150%
4/1/2016 to 3/31/2017	11.02	0.20	(0.06)	0.14	(0.22)	—	(0.17)	(0.39)	(0.25)	10.77	1.22	27,284	0.70	0.70	1.85	210
4/1/2015 to 3/31/2016	11.11	0.17	(0.06)	0.11	(0.19)	—	(0.01)	(0.20)	(0.09)	11.02	1.02	32,366	0.71	0.71	1.55	181
4/1/2014 to 3/31/2015	10.77	0.21	0.35	0.56	(0.22)	—	—	(0.22)	0.34	11.11	5.28	43,401	0.71	0.71	1.90	173
4/1/2013 to 3/31/2014	11.15	0.20	(0.28)	(0.08)	(0.20)	—	(0.10)	(0.30)	(0.38)	10.77	(0.70)	41,134	0.70	0.70	1.82	217
4/1/2012 to 3/31/2013	11.12	0.16	0.25	0.41	(0.18)	—	(0.20)	(0.38)	0.03	11.15	3.76	50,279	0.66	0.68	1.42	139

Class I
4/1/2017 to 12/31/2017(6)	$10.42	0.17	(0.01)	0.16	(0.10)	(0.06)	—	(0.16)	—	10.42	1.56%	$618,010	0.46%	0.53%	2.15%	150%
4/1/2016 to 3/31/2017	10.67	0.22	(0.07)	0.15	(0.23)	—	(0.17)	(0.40)	(0.25)	10.42	1.44	790,997	0.46	0.46	2.10	210
4/1/2015 to 3/31/2016	10.75	0.19	(0.05)	0.14	(0.21)	—	(0.01)	(0.22)	(0.08)	10.67	1.35(9)	971,159	0.45	0.45	1.82	181
4/1/2014 to 3/31/2015	10.43	0.23	0.34	0.57	(0.25)	—	—	(0.25)	0.32	10.75	5.47	972,117	0.44	0.44	2.17	173
4/1/2013 to 3/31/2014	10.79	0.22	(0.26)	(0.04)	(0.22)	—	(0.10)	(0.32)	(0.36)	10.43	(0.31)	1,022,101	0.41	0.41	2.12	217
4/1/2012 to 3/31/2013	10.77	0.18	0.25	0.43	(0.21)	—	(0.20)	(0.41)	0.02	10.79	4.01	1,204,228	0.39	0.40	1.69	139

Class R
4/1/2017 to 12/31/2017(6)	$10.42	0.13	(0.01)	0.12	(0.06)	(0.06)	—	(0.12)	—	10.42	1.18%	$31,959	0.99%	1.00%	1.62%	150%
4/1/2016 to 3/31/2017	10.67	0.16	(0.07)	0.09	(0.17)	—	(0.17)	(0.34)	(0.25)	10.42	0.83	39,541	1.06	1.06	1.48	210
4/1/2015 to 3/31/2016	10.75	0.13	(0.05)	0.08	(0.15)	—	(0.01)	(0.16)	(0.08)	10.67	0.74	50,402	1.06	1.06	1.21	181
4/1/2014 to 3/31/2015	10.43	0.17	0.33	0.50	(0.18)	—	—	(0.18)	0.32	10.75	4.83	64,539	1.05	1.06	1.56	173
4/1/2013 to 3/31/2014	10.80	0.16	(0.27)	(0.11)	(0.16)	—	(0.10)	(0.26)	(0.37)	10.43	(1.02)	72,556	1.03	1.07	1.52	217
4/1/2012 to 3/31/2013	10.78	0.12	0.25	0.37	(0.15)	—	(0.20)	(0.35)	0.02	10.80	3.34	72,697	0.96	1.05	1.11	139

Class R6 (formerly Class IS)
4/1/2017 to 12/31/2017(6)	$10.42	0.19	(0.02)	0.17	(0.11)	(0.06)	—	(0.17)	—	10.42	1.68%	$145,096	0.31%	0.40%	2.38%	150%
4/1/2016 to 3/31/2017	10.67	0.25	(0.08)	0.17	(0.25)	—	(0.17)	(0.42)	(0.25)	10.42	1.58	101,022	0.31	0.31	2.40	210
4/1/2015 to 3/31/2016	10.75	0.21	(0.06)	0.15	(0.22)	—	(0.01)	(0.23)	(0.08)	10.67	1.49	56,133	0.31	0.31	1.95	181
4/1/2014 to 3/31/2015(7)	10.56	0.16	0.20	0.36	(0.17)	—	—	(0.17)	0.19	10.75	3.39	71,520	0.31	0.31	2.20	173

Virtus Seix Ultra-Short Bond Fund
Class I
4/1/2017 to 12/31/2017(6)	$9.96	0.11	0.01	0.12	(0.11)	—	—	(0.11)	0.01	9.97	1.21%	$59,548	0.42%(12)	0.56%	1.44%	53%
4/1/2016 to 3/31/2017	9.93	0.10	0.04	0.14	(0.11)	—	—	(0.11)	0.03	9.96	1.41	87,344	0.40	0.40	1.05	142
4/1/2015 to 3/31/2016	9.97	0.08	(0.04)	0.04	(0.08)	—	—	(0.08)	(0.04)	9.93	0.42	104,950	0.38	0.38	0.77	59
4/1/2014 to 3/31/2015	9.98	0.06	—(11)	0.06	(0.07)	—	—	(0.07)	(0.01)	9.97	0.55	142,680	0.37	0.37	0.57	54
4/1/2013 to 3/31/2014	9.98	0.07	0.01	0.08	(0.08)	—	—	(0.08)	—	9.98	0.76	122,053	0.35	0.35	0.65	134
4/1/2012 to 3/31/2013	9.95	0.10	0.04	0.14	(0.11)	—	—	(0.11)	0.03	9.98	1.39	109,224	0.33	0.33	0.98	127

Virtus Mutual Funds229
228Virtus Mutual Funds

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(5)	Ratio of Gross Expenses to Average Net Assets(3)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(4)
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Class I
4/1/2017 to 12/31/2017(6)	$10.03	0.09	(0.01)	0.08	(0.09)	(0.01)	—	(0.10)	(0.02)	10.01	0.82%	$1,343,042	0.41%	0.47%	1.17%	48%
4/1/2016 to 3/31/2017	10.03	0.07	0.03	0.10	(0.10)	—	—	(0.10)	—	10.03	0.98	1,367,242	0.42	0.42	0.72	77
4/1/2015 to 3/31/2016	10.12	0.06	(0.07)	(0.01)	(0.08)	—	—	(0.08)	(0.09)	10.03	(0.11)	1,557,899	0.41	0.41	0.57	52
4/1/2014 to 3/31/2015	10.12	0.06	0.02	0.08	(0.08)	—	—	(0.08)	—	10.12	0.77	1,665,888	0.39	0.39	0.55	34
4/1/2013 to 3/31/2014	10.17	0.03	(0.02)	0.01	(0.06)	—	—	(0.06)	(0.05)	10.12	0.13	1,993,215	0.38	0.38	0.31	36
4/1/2012 to 3/31/2013	10.14	0.03	0.08	0.11	(0.08)	—	—	(0.08)	0.03	10.17	1.10	2,331,913	0.36	0.36	0.29	137

Class R6 (formerly Class IS)
4/1/2017 to 12/31/2017(6)	$10.04	0.10	—(11)	0.10	(0.10)	(0.01)	—	(0.11)	(0.01)	10.03	1.04%	$43,072	0.26%	0.33%	1.32%	48%
8/1/2016 to 3/31/2017(15)	10.03	0.08	0.01	0.09	(0.08)	—	—	(0.08)	—	10.04	0.87	32,657	0.26	0.26	1.12	77

Virtus Seix U.S. Mortgage Fund
Class A
4/1/2017 to 12/31/2017(6)	$11.10	0.12	0.04	0.16	(0.11)	(0.06)	—	(0.17)	(0.01)	11.09	1.45%	$2,566	0.90%	1.59%	1.48%	89%
4/1/2016 to 3/31/2017	11.31	0.05	(0.04)	0.01	(0.18)	—	(0.04)	(0.22)	(0.21)	11.10	0.04	3,594	0.90	0.98	0.41	118
4/1/2015 to 3/31/2016	11.29	0.08	0.11	0.19	(0.17)	—	—	(0.17)	0.02	11.31	1.72	6,560	0.90	1.10	0.76	223
4/1/2014 to 3/31/2015	10.88	0.16	0.47	0.63	(0.22)	—	—	(0.22)	0.41	11.29	5.86	5,201	0.89	1.43	1.45	165
4/1/2013 to 3/31/2014	11.14	0.11	(0.18)	(0.07)	(0.19)	—	—	(0.19)	(0.26)	10.88	(0.58)	1,721	0.86	1.27	1.02	236
4/1/2012 to 3/31/2013	11.07	0.02	0.21	0.23	(0.16)	—	—	(0.16)	0.07	11.14	2.06	2,271	0.86	1.05	0.15	163

Class C
4/1/2017 to 12/31/2017(6)	$11.11	0.05	0.06	0.11	(0.05)	(0.06)	—	(0.11)	—	11.11	0.99%	$3,722	1.62%	1.98%	065%	89%
4/1/2016 to 3/31/2017	11.33	(0.03)	(0.06)	(0.09)	(0.09)	—	(0.04)	(0.13)	(0.22)	11.11	(0.79)	4,300	1.65	1.71	(0.26)	118
4/1/2015 to 3/31/2016	11.32	—(11)	0.10	0.10	(0.09)	—	—	(0.09)	0.01	11.33	0.88	5,478	1.65	1.79	0.01	223
4/1/2014 to 3/31/2015	10.90	0.09	0.47	0.56	(0.14)	—	—	(0.14)	0.42	11.32	5.15	3,989	1.65	2.15	0.79	165
4/1/2013 to 3/31/2014	11.16	0.03	(0.18)	(0.15)	(0.11)	—	—	(0.11)	(0.26)	10.90	(1.36)	4,780	1.66	2.04	0.23	236
4/1/2012 to 3/31/2013	11.09	(0.07)	0.21	0.14	(0.07)	—	—	(0.07)	0.07	11.16	1.25	6,039	1.66	1.84	(0.65)	163

Class I
4/1/2017 to 12/31/2017(6)	$11.12	0.13	0.05	0.18	(0.13)	(0.06)	—	(0.19)	(0.01)	11.11	1.60%	$18,967	0.70%	1.08%	1.52%	89%
4/1/2016 to 3/31/2017	11.33	0.07	(0.04)	0.03	(0.20)	—	(0.04)	(0.24)	(0.21)	11.12	0.24	17,620	0.70	0.86	0.66	118
4/1/2015 to 3/31/2016	11.32	0.12	0.09	0.21	(0.20)	—	—	(0.20)	0.01	11.33	1.84	25,068	0.70	0.86	1.03	223
4/1/2014 to 3/31/2015	10.90	0.19	0.48	0.67	(0.25)	—	—	(0.25)	0.42	11.32	6.16	3,650	0.69	1.26	1.75	165
4/1/2013 to 3/31/2014	11.16	0.12	(0.16)	(0.04)	(0.22)	—	—	(0.22)	(0.26)	10.90	(0.38)	3,692	0.66	1.10	1.08	236
4/1/2012 to 3/31/2013	11.09	0.04	0.21	0.25	(0.18)	—	—	(0.18)	0.07	11.16	2.26	8,851	0.66	0.85	0.37	163

Virtus Mutual Funds231
230Virtus Mutual Funds

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(5)	Ratio of Gross Expenses to Average Net Assets(3)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(4)
Virtus Seix Virginia Intermediate Municipal Bond Fund
Class A
4/1/2017 to 12/31/2017(6)	$9.55	0.16	0.10	0.26	(0.16)	—	(0.12)	(0.28)	(0.02)	9.53	2.80%	$3,352	0.79%	1.02%	2.26%	34%
4/1/2016 to 3/31/2017	10.06	0.23	(0.23)	—	(0.23)	—	(0.28)	(0.51)	(0.51)	9.55	(0.01)	3,624	0.79	0.79	2.28	49
4/1/2015 to 3/31/2016	10.23	0.23	0.09	0.32	(0.23)	—	(0.26)	(0.49)	(0.17)	10.06	3.29	4,365	0.76	0.76	2.29	48
4/1/2014 to 3/31/2015	10.11	0.24	0.21	0.45	(0.24)	—	(0.09)	(0.33)	0.12	10.23	4.45	5,152	0.74	0.74	2.34	59
4/1/2013 to 3/31/2014	10.53	0.27	(0.32)	(0.05)	(0.27)	—	(0.10)	(0.37)	(0.42)	10.11	(0.35)	7,668	0.73	0.73	2.67	65
4/1/2012 to 3/31/2013	10.63	0.30	0.07	0.37	(0.30)	—	(0.17)	(0.47)	(0.10)	10.53	3.45	10,996	0.74	0.74	2.78	33

Class I
4/1/2017 to 12/31/2017(6)	$9.55	0.17	0.11	0.28	(0.18)	—	(0.12)	(0.30)	(0.02)	9.53	2.91%	$37,626	0.65%	0.88%	2.40%	34%
4/1/2016 to 3/31/2017	10.06	0.24	(0.23)	0.01	(0.24)	—	(0.28)	(0.52)	(0.51)	9.55	0.13	45,969	0.65	0.70	2.41	49
4/1/2015 to 3/31/2016	10.24	0.24	0.08	0.32	(0.24)	—	(0.26)	(0.50)	(0.18)	10.06	3.30	64,653	0.65	0.68	2.38	48
4/1/2014 to 3/31/2015	10.12	0.25	0.21	0.46	(0.25)	—	(0.09)	(0.34)	0.12	10.24	4.54	119,103	0.65	0.65	2.42	59
4/1/2013 to 3/31/2014	10.54	0.29	(0.32)	(0.03)	(0.29)	—	(0.10)	(0.39)	(0.42)	10.12	(0.20)	120,600	0.58	0.58	2.83	65
4/1/2012 to 3/31/2013	10.63	0.31	0.08	0.39	(0.31)	—	(0.17)	(0.48)	(0.09)	10.54	3.70	144,889	0.59	0.59	2.93	33

Virtus Mutual Funds233
232Virtus Mutual Funds

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(5)	Ratio of Gross Expenses to Average Net Assets(3)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(4)
Virtus Silvant Large-Cap Growth Stock Fund
Class A
4/1/2017 to 12/31/2017(6)	$7.20	(0.01)	1.21	1.20	—	(2.91)	(2.91)	(1.71)	5.49	17.88%	$63,051	1.23%	1.46%	(0.09)%	14%
4/1/2016 to 3/31/2017	7.81	(0.02)	0.57	0.55	—	(1.16)	(1.16)	(0.61)	7.20	7.83	60,900	1.23	1.24	(0.27)	42
4/1/2015 to 3/31/2016	8.75	(0.03)	(0.11)	(0.14)	—	(0.80)	(0.80)	(0.94)	7.81	(2.13)	62,115	1.20	1.21	(0.39)	10
4/1/2014 to 3/31/2015	8.35	(0.02)	1.20	1.18	—	(0.78)	(0.78)	0.40	8.75	14.83	65,953	1.18	1.19	(0.26)	13
4/1/2013 to 3/31/2014	7.27	(0.02)	1.96	1.94	—	(0.86)	(0.86)	1.08	8.35	26.99	64,288	1.19	1.20	(0.20)	21
4/1/2012 to 3/31/2013	11.96	—(11)	0.21	0.21	—	(4.90)	(4.90)	(4.69)	7.27	3.43	56,511	1.20	1.20	(0.01)	40

Class C
4/1/2017 to 12/31/2017(6)	$4.62	(0.03)	0.74	0.71	—	(2.91)	(2.91)	(2.20)	2.42	17.32%	$36,930	1.91%	2.02%	(0.77)%	14%
4/1/2016 to 3/31/2017	5.45	(0.05)	0.38	0.33	—	(1.16)	(1.16)	(0.83)	4.62	7.16	36,141	1.90	1.90	(0.95)	42
4/1/2015 to 3/31/2016	6.38	(0.06)	(0.07)	(0.13)	—	(0.80)	(0.80)	(0.93)	5.45	(2.77)	40,086	1.88	1.89	(1.06)	10
4/1/2014 to 3/31/2015	6.32	(0.06)	0.90	0.84	—	(0.78)	(0.78)	0.06	6.38	14.20	46,678	1.86	1.87	(0.90)	13
4/1/2013 to 3/31/2014	5.71	(0.06)	1.53	1.47	—	(0.86)	(0.86)	0.61	6.32	26.09	34,249	1.88	1.88	(0.90)	21
4/1/2012 to 3/31/2013	10.52	(0.06)	0.15	0.09	—	(4.90)	(4.90)	(4.81)	5.71	2.69	31,625	1.89	1.89	(0.70)	40

Class I
4/1/2017 to 12/31/2017(6)	$8.92	0.01	1.51	1.52	—	(2.91)	(2.91)	(1.39)	7.53	18.04%	$24,621	0.97%	1.22%	0.22%	14%
4/1/2016 to 3/31/2017	9.38	—(11)	0.70	0.70	—	(1.16)	(1.16)	(0.46)	8.92	8.14	92,638	0.97	1.26	(0.02)	42
4/1/2015 to 3/31/2016	10.32	(0.02)	(0.12)	(0.14)	—	(0.80)	(0.80)	(0.94)	9.38	(1.79)	110,562	0.97	1.24	(0.15)	10
4/1/2014 to 3/31/2015	9.70	—	1.40	1.40	—	(0.78)	(0.78)	0.62	10.32	15.03	127,236	0.94	1.17	(0.04)	13
4/1/2013 to 3/31/2014	8.31	0.01	2.24	2.25	—	(0.86)	(0.86)	1.39	9.70	27.35	188,294	0.92	1.08	0.07	21
4/1/2012 to 3/31/2013	12.95	0.03	0.24	0.27	(0.01)	(4.90)	(4.91)	(4.64)	8.31	3.64	167,887	0.94	0.94	0.23	40

Class R6 (formerly Class IS)
4/1/2017 to 12/31/2017(6)	$8.94	0.02	1.54	1.56	—	(2.91)	(2.91)	(1.35)	7.59	18.53%	$464	0.91%	0.93%	0.28%	14%
4/1/2016 to 3/31/2017	9.39	0.01	0.70	0.71	—	(1.16)	(1.16)	(0.45)	8.94	8.23	24,261	0.90	0.90	(0.05)	42
4/1/2015 to 3/31/2016	10.33	(0.01)	(0.13)	(0.14)	—	(0.80)	(0.80)	(0.94)	9.39	(1.80)	37,087	0.88	0.89	(0.06)	10
4/1/2014 to 3/31/2015(e)	9.97	0.01	1.13	1.14	—	(0.78)	(0.78)	0.36	10.33	12.02	52,967	0.85	0.87	0.16	13

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Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(5)	Ratio of Gross Expenses to Average Net Assets(3)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(4)
Virtus Silvant Small-Cap Growth Stock Fund
Class A
4/1/2017 to 12/31/2017(6)	$7.28	(0.04)	0.80	0.76	—	(1.12)	(1.12)	(0.36)	6.92	10.73%	$6,840	1.42%	1.64%	(0.70)%	24%
4/1/2016 to 3/31/2017	7.13	(0.04)	$1.38	1.34	—	(1.19)	(1.19)	0.15	7.28	19.30	7,008	1.41	1.43	(0.55)	56
4/1/2015 to 3/31/2016	13.23	(0.08)	(1.35)	(1.43)	—	(4.67)	(4.67)	(6.10)	7.13	(13.38)	6,856	1.37	1.37	(0.76)	73
4/1/2014 to 3/31/2015	15.30	(0.13)	0.56	0.43	—	(2.50)	(2.50)	(2.07)	13.23	4.21	9,889	1.32	1.32	(0.96)	31
4/1/2013 to 3/31/2014	14.46	(0.15)	3.90	3.75	—	(2.91)	(2.91)	0.84	15.30	25.92	10,880	1.29	1.29	(0.94)	90
4/1/2012 to 3/31/2013	16.18	(0.11)	2.05	1.94	—	(3.66)	(3.66)	(1.72)	14.46	14.07	10,226	1.37	1.37	(0.69)	50

Class C
4/1/2017 to 12/31/2017(6)	$3.37	(0.03)	0.36	0.33	—	(1.12)	(1.12)	(0.79)	2.58	10.46%	$4,319	2.09%	2.39%	(1.37)%	24%
4/1/2016 to 3/31/2017	3.88	(0.05)	0.73	0.68	—	(1.19)	(1.19)	(0.51)	3.37	18.39	4,758	2.08	2.09	(1.21)	56
4/1/2015 to 3/31/2016	9.53	(0.10)	(0.88)	(0.98)	—	(4.67)	(4.67)	(5.65)	3.88	(13.91)	4,686	2.02	2.02	(1.40)	73
4/1/2014 to 3/31/2015	11.82	(0.17)	0.38	0.21	—	(2.50)	(2.50)	(2.29)	9.53	3.55	6,397	1.96	1.96	(1.60)	31
4/1/2013 to 3/31/2014	11.77	(0.20)	3.16	2.96	—	(2.91)	(2.91)	0.05	11.82	25.10	7,255	1.94	1.94	(1.59)	90
4/1/2012 to 3/31/2013	13.91	(0.18)	1.70	1.52	—	(3.66)	(3.66)	(2.14)	11.77	13.30	6,757	2.05	2.05	(1.39)	50

Class I
4/1/2017 to 12/31/2017(6)	$8.95	(0.04)	0.99	0.95	—	(1.12)	(1.12)	(0.17)	8.78	10.86%	$18,637	1.30%	1.53%	(0.58)%	24%
4/1/2016 to 3/31/2017	8.52	(0.04)	1.66	1.62	—	(1.19)	(1.19)	0.43	8.95	19.45	26,929	1.29	1.43	(0.44)	56
4/1/2015 to 3/31/2016	14.83	(0.10)	(1.54)	(1.64)	—	(4.67)	(4.67)	(6.31)	8.52	(13.36)(9)	36,436	1.30	1.39	(0.74)	73
4/1/2014 to 3/31/2015	16.82	(0.14)	0.65	0.51	—	(2.50)	(2.50)	(1.99)	14.83	4.31(9)	126,223	1.28	1.34	(0.92)	31
4/1/2013 to 3/31/2014	15.66	(0.16)	4.23	4.07	—	(2.91)	(2.91)	1.16	16.82	25.98	170,409	1.26	1.31	(0.91)	90
4/1/2012 to 3/31/2013	17.21	(0.08)	2.19	2.11	—	(3.66)	(3.66)	(1.55)	15.66	14.20	152,674	1.21	1.21	(0.50)	50

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Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(5)	Ratio of Gross Expenses to Average Net Assets(3)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(4)
Virtus WCM International Equity Fund
Class A
4/1/2017 to 12/31/2017(6)	$10.05	0.02	1.84	1.86	(0.01)	—	(0.01)	1.85	11.90	18.50%	$18,567	1.43%	1.56%	0.20%	17%
4/1/2016 to 3/31/2017	9.18	0.01	0.93	0.94	(0.03)	(0.04)	(0.07)	0.87	10.05	10.41	14,116	1.33(16)	1.43(16)	0.12	37
4/1/2015 to 3/31/2016	10.34	0.09	(0.27)	(0.18)	(0.06)	(0.92)	(0.98)	(1.16)	9.18	(1.77)	3,756	1.51	1.77	0.89	114
4/1/2014 to 3/31/2015	12.35	0.20	(0.87)	(0.67)	(0.22)	(1.12)	(1.34)	(2.01)	10.34	(4.87)	4,123	1.57	1.66	1.79	41
4/1/2013 to 3/31/2014	11.51	0.20	2.00	2.20	(1.14)	(0.22)	(1.36)	0.84	12.35	19.72	4,802	1.47	1.47	1.66	43
4/1/2012 to 3/31/2013	10.63	0.18	0.87	1.05	(0.17)	—	(0.17)	0.88	11.51	9.95	4,565	1.45	1.45	1.73	52

Class I
4/1/2017 to 12/31/2017(6)	$10.19	0.04	1.87	1.91	(0.01)	—	(0.01)	1.90	12.09	18.79%	$70,342	1.20%	1.27%	0.42%	17%
4/1/2016 to 3/31/2017	9.30	0.03	0.94	0.97	(0.04)	(0.04)	(0.08)	0.89	10.19	10.54	51,120	1.14(16)	1.24(16)	0.34	37
4/1/2015 to 3/31/2016	10.45	0.13	(0.29)	(0.16)	(0.07)	(0.92)	(0.99)	(1.15)	9.30	(1.59)	28,756	1.30	1.67	1.28	114
4/1/2014 to 3/31/2015	12.45	0.25	(0.90)	(0.65)	(0.23)	(1.12)	(1.35)	(2.00)	10.45	(4.59)	19,023	1.37	1.48	2.15	41
4/1/2013 to 3/31/2014	11.64	0.55	1.65	2.20	(1.17)	(0.22)	(1.39)	0.81	12.45	19.52	26,932	1.20	1.20	4.55(17)	43
4/1/2012 to 3/31/2013	10.74	0.22	0.89	1.11	(0.21)	—	(0.21)	0.90	11.64	10.38	272,552	1.12	1.12	2.02	52

Class R6 (formerly Class IS)
4/1/2017 to 12/31/2017(6)	$10.20	0.04	1.89	1.93	(0.02)	—	(0.02)	1.91	12.11	18.89%	$9,279	1.10%	1.19%	0.42%	17%
4/1/2016 to 3/31/2017	9.31	0.05	0.93	0.98	(0.05)	(0.04)	(0.09)	0.89	10.20	10.62	6,558	1.03(16)	1.14(16)	0.49	37
9/1/2015 to 3/31/2016(18)	9.85	—(11)	0.38	0.38	—	(0.92)	(0.92)	(0.54)	9.31	3.81	5,832	1.14	1.54	0.09	114

Virtus Zevenbergen Innovative Growth Stock Fund
Class A
4/1/2017 to 12/31/2017(6)	$18.56	(0.21)	3.74	3.53	—	(2.13)	(2.13)	1.40	19.96	19.18%	$5,484	1.51%	1.66%	(1.40)%	50%
4/1/2016 to 3/31/2017	18.37	(0.26)	3.67	3.41	—	(3.22)	(3.22)	0.19	18.56	20.42	6,375	1.50	1.55	(1.39)	64
4/1/2015 to 3/31/2016	20.76	(0.29)	(0.57)	(0.86)	—	(1.53)	(1.53)	(2.39)	18.37	(4.96)	8,127	1.49	1.49	(1.38)	59
4/1/2014 to 3/31/2015	20.53	(0.28)	1.17	0.89	—	(0.66)	(0.66)	0.23	20.76	4.47	10,535	1.45	1.45	(1.34)	42
4/1/2013 to 3/31/2014	15.16	(0.24)	6.80	6.56	—	(1.19)	(1.19)	5.37	20.53	43.45	19,950	1.40	1.40	(1.18)	49
4/1/2012 to 3/31/2013	15.54	(0.18)	0.42	0.24	—	(0.62)	(0.62)	(0.38)	15.16	1.63	3,580	1.49	1.53	(1.24)	24

Class I
4/1/2017 to 12/31/2017(6)	$19.49	(0.19)	3.93	3.74	—	(2.13)	(2.13)	1.61	21.10	19.34%	$17,630	1.31%	1.50%	(1.19)%	50%
4/1/2016 to 3/31/2017	19.11	(0.23)	3.83	3.60	—	(3.22)	(3.22)	0.38	19.49	20.63	22,330	1.30	1.44	(1.18)	64
4/1/2015 to 3/31/2016	21.49	(0.26)	(0.59)	(0.85)	—	(1.53)	(1.53)	(2.38)	19.11	(4.74)	18,203	1.31	1.39	(1.20)	59
4/1/2014 to 3/31/2015	21.20	(0.26)	1.21	0.95	—	(0.66)	(0.66)	0.29	21.49	4.61	24,321	1.31	1.34	(1.20)	42
4/1/2013 to 3/31/2014	15.60	(0.22)	7.01	6.79	—	(1.19)	(1.19)	5.60	21.20	43.70	39,495	1.29	1.37	(1.08)	49
4/1/2012 to 3/31/2013	15.94	(0.14)	0.42	0.28	—	(0.62)	(0.62)	(0.34)	15.60	1.84	15,840	1.20	1.21	(0.98)	24

(1)
Calculated using average shares outstanding.

(2)
Total return excludes sales charge. Not annualized for periods less than one year. Sales charges where applicable are not reflected in the Total Return calculation.

(3)
Annualized for periods less than one year.

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Financial Highlights (continued)

(4)
Not annualized for periods less than one year.

(5)
The Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation ofthis ratio.

(6)
The Fund changed its fiscal period end to December 31 during the period.

(7)
R6 (formerly IS) Shares commenced operations on August 1, 2014 for the predecessor fund (see Note 1).

(8)
The ratio excludes expenses waived/reimbursed net of amount recaptured. If expenses waived/reimbursed net of amount recaptured were included, the ratio would have been higher than the ratio shown.

(9)
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the management’s discussion of Fund performance.

(10)
Portfolio Turnover Rate is due to a change in investment strategy during the year, resulting in a high volume of portfolio activity.

(11)
Rounds to less than $0.005 per share.

(12)
Due to a change in expense cap, the ratio shown is a blended expense ratio.

(13)
R6 (formerly IS) Shares commenced operations on August 3, 2015 for the predecessor fund (see Note 1).

(14)
R6 (formerly IS) Shares commenced operations on February 2, 2015 for the predecessor fund (see Note 1).

(15)
R6 (formerly IS) Shares commenced operations on August 1, 2016 for the predecessor fund (see Note 1).

(16)
Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to $0.01 per share and 0.09%, 0.07% and 0.07% of average net assets for Class A, Class I and Class IS, respectively.

(17)
The amount shown for the net investment income ratio does not represent the actual pro rata amount allocated to the share class due to large redemptions during the year.

(18)
R6 (formerly IS) Shares commenced operations on September 1, 2015 for the predecessor fund (see Note 1).

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240Virtus Mutual Funds

This Appendix A is part of, and is incorporated into, the prospectus.

Appendix A
Intermediary Sales Charge Discounts and Waivers
Specific intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers, which are discussed below. In all instances, it is the purchaser's responsibility to notify the fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, in order to receive these waivers or discounts shareholders will have to purchase fund shares through another intermediary offering such waivers or discounts or directly from the fund if the fund offers such waivers or discounts. Please see the section entitled “Sales Charges – What arrangement is best for you?” for more information on sales charges and waivers available for different classes.
Ameriprise Financial
Effective June 1, 2018, shareholders purchasing fund shares through an Ameriprise Financial platform or account will be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.
•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•
Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).

•
Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).

•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).

•
Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

•
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

•
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Merrill Lynch
Effective April 10, 2017, shareholders purchasing fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund's prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
•
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

242Virtus Mutual Funds

•
Shares purchased by or through a 529 Plan.

•
Shares purchased through a Merrill Lynch affiliated investment advisory program.

•
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch's platform.

•
Shares of funds purchased through the Merrill Edge Self-Directed platform.

•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date.

•
Employees and registered representatives of Merrill Lynch or its affiliates and their family members.

•
Trustees of the fund, and employees of the fund's investment adviser or any of its affiliates, as described in this prospectus.

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

CDSC Waivers on Class A Shares and Class C Shares available at Merrill Lynch
•
Death or disability of the shareholder.

•
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.

•
Return of excess contributions from an IRA Account.

•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½.

•
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch.

•
Shares acquired through a right of reinstatement.

•
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only).

Front-end Load Discounts on Class A Shares Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
•
Breakpoints as described in this prospectus.

•
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time.

Morgan Stanley
Effective July 1, 2018, shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this fund’s Prospectus or SAI. Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management.
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.

Virtus Mutual Funds243

•
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.

•
Shares purchased through a Morgan Stanley self-directed brokerage account.

•
Class C (i.e., level-load) Shares that are no longer subject to a contingent deferred sales charge and are converted to Class A Shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

244Virtus Mutual Funds

Virtus Mutual Funds
P.O. Box 9874
Providence, RI 02940-8074
ADDITIONAL INFORMATION
You can find more information about the funds in the following documents:
Annual and Semiannual Reports Annual and semiannual reports contain more information about the funds’ investments. The annual report discusses the market conditions and investment strategies that significantly affected the funds’ performance during the last fiscal year.
Statement of Additional Information (SAI) The SAI contains more detailed information about the funds. It is incorporated by reference and is legally part of the prospectus.
Appendix A – Intermediary Sales Charge Discounts and Waivers contains more information about specific sales charge discounts and waivers available for shareholders who purchase fund shares through a specific intermediary. It is incorporated by reference and is legally part of this prospectus.
To obtain free copies of these documents, you can download copies from the Our Products section of virtus.com, or you can request copies by calling Virtus Fund Services toll-free at 800-243-1574. You may also call this number to request other information about the funds or to make shareholder inquiries.
Information about the funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (“SEC”) Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 202-551-8090. Reports and other information about the funds are available in the EDGAR database on the SEC’s Internet site at sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.
Virtus Fund Services: 800-243-1574
Daily NAV Information
The daily NAV for each fund may be obtained from the Our Products section of virtus.com.
Investment Company Act File No. 811-07705	4-18

Virtus Asset Trust
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2018
Virtus Asset Trust (the “Trust”) is an open-end management investment company issuing shares in 25 separate series or “Funds”, all of which are publicly offered and described herein:
TICKER SYMBOL BY CLASS
FUND	A	C	I	R	R6	T
Virtus Ceredex Large-Cap Value Equity Fund	SVIIX	SVIFX	STVTX		STVZX	VLTVX
Virtus Ceredex Mid-Cap Value Equity Fund	SAMVX	SMVFX	SMVTX		SMVZX	VCMVX
Virtus Ceredex Small-Cap Value Equity Fund	SASVX	STCEX	SCETX			VTCSX
Virtus Conservative Allocation Strategy Fund	SVCAX	SCCLX	SCCTX			VCATX
Virtus Growth Allocation Strategy Fund	SGIAX	SGILX	CLVGX			VGATX
Virtus Seix Core Bond Fund	STGIX		STIGX	SCIGX	STGZX	STCBX
Virtus Seix Corporate Bond Fund	SAINX	STIFX	STICX			VCTBX
Virtus Seix Floating Rate High Income Fund	SFRAX	SFRCX	SAMBX		SFRZX	SFRTX
Virtus Seix Georgia Tax-Exempt Bond Fund	SGTEX		SGATX			VTGBX
Virtus Seix High Grade Municipal Bond Fund	SFLTX		SCFTX			VTHMX
Virtus Seix High Income Fund	SAHIX		STHTX	STHIX	STHZX	VHITX
Virtus Seix High Yield Fund	HYPSX		SAMHX	HYLSX	HYIZX	VXHYX
Virtus Seix Investment Grade Tax-Exempt Bond Fund	SISIX		STTBX			VXTGX
Virtus Seix North Carolina Tax-Exempt Bond Fund	SNCIX		CNCFX			VNCTX
Virtus Seix Short-Term Bond Fund	STSBX	SCBSX	SSBTX			VXSBX
Virtus Seix Short-Term Municipal Bond Fund	SMMAX		CMDTX			VMBTX
Virtus Seix Total Return Bond Fund	CBPSX		SAMFX	SCBLX	SAMZX	SAMTX
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund			SIGVX		SIGZX	SUSTX
Virtus Seix U.S. Mortgage Fund	SLTMX	SCLFX	SLMTX			VTUSX
Virtus Seix Ultra-Short Bond Fund			SISSX			VUBTX
Virtus Seix Virginia Intermediate Municipal Bond Fund	CVIAX		CRVTX			VVBTX
Virtus Silvant Large-Cap Growth Stock Fund	STCIX	STCFX	STCAX		STCZX	VSLGX
Virtus Silvant Small-Cap Growth Stock Fund	SCGIX	SSCFX	SSCTX			SCGTX
Virtus WCM International Equity Fund	SCIIX		STITX		SCIZX	VXIEX
Virtus Zevenbergen Innovative Growth Stock Fund	SAGAX		SCATX			VTZIX
This Statement of Additional Information (“SAI”) relates to the Class A, Class C, Class I, Class R, Class R6 and Class T shares of the Funds. This SAI is not a prospectus, and it should be read in conjunction with the Prospectuses dated April 30, 2018 as described below and as supplemented and amended from time to time. Each Fund’s Prospectuses are incorporated by reference into this SAI, and the portions of this SAI that relate to each Fund have been incorporated by reference into such Fund’s Prospectuses. The portions of this SAI that do not relate to a Fund do not form a part of such Fund’s SAI, have not been incorporated by reference into such Fund’s Prospectuses and should not be relied upon by investors in such Fund.
The Prospectuses may be obtained by downloading them from virtus.com; by calling Virtus Mutual Funds at 800-243-1574; or by writing to the Distributor at 100 Pearl Street, Hartford, CT 06103.
Capitalized terms used and not defined herein have the same meanings as those used in the Prospectuses.
The audited financial statements for the Funds (defined below) appear in each Fund’s annual report for its most recent fiscal period. The financial statements from the foregoing annual report are incorporated herein by reference. Shareholders may obtain a copy of the Funds’ Annual Report dated December 31, 2017, without charge, by calling 800-243-1574 or by downloading it from virtus.com.

Glossary
1933 Act	The Securities Act of 1933, as amended
1940 Act	The Investment Company Act of 1940, as amended
ACH	Automated Clearing House, a nationwide electronic money transfer system that provides for the inter-bank clearing of credit and debit transactions and for the exchange of information among participating financial institutions
Administrator	The Trust’s administrative agent, Virtus Fund Services, LLC
ADRs	American Depositary Receipts
ADSs	American Depositary Shares
Adviser	The investment adviser to the Funds, Virtus Fund Advisers, LLC, formerly RidgeWorth Capital Management LLC
BNY Mellon	BNY Mellon Investment Servicing (US) Inc., the sub-administrative and accounting agent and sub-transfer agent for the Funds
Board	The Board of Trustees of Virtus Asset Trust (also referred to herein as the “Trustees”)
CCO	Chief Compliance Officer
CDRs	Continental Depositary Receipts (another name for EDRs)
CDSC	Contingent Deferred Sales Charge
CEA	Commodity Exchange Act, which is the U.S. law governing trading in commodity futures
Ceredex	Ceredex Value Advisors LLC, subadviser to the Ceredex Large-Cap Value Equity Fund, Ceredex Mid-Cap Value Equity Fund and Ceredex Small-Cap Value Equity Fund
Ceredex Large-Cap Value Equity Fund	Virtus Ceredex Large-Cap Value Equity Fund
Ceredex Mid-Cap Value Equity Fund	Virtus Ceredex Mid-Cap Value Equity Fund
Ceredex Small-Cap Value Equity Fund	Virtus Ceredex Small-Cap Value Equity Fund
CFTC	Commodity Futures Trading Commission, which is the U.S. regulator governing trading in commodity futures
Code	The Internal Revenue Code of 1986, as amended, which is the law governing U.S. federal taxes
Conservative Allocation Strategy Fund	Virtus Conservative Allocation Strategy Fund
Custodian	The custodian of the Funds’ assets, The Bank of New York Mellon
Distributor	The principal underwriter of shares of the Funds, VP Distributors, LLC
EDRs	European Depositary Receipts (another name for CDRs)
ETFs	Exchange-traded Funds
FHFA	Federal Housing Finance Agency, an independent Federal agency that regulates FNMA, FHLMC and the twelve Federal Home Loan Banks
FHLMC	Federal Home Loan Mortgage Corporation, also known as “Freddie Mac”, which is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders
FINRA	Financial Industry Regulatory Authority, a self-regulatory organization with authority over registered broker-dealers operating in the United States, including VP Distributors
Fitch	Fitch Ratings, Inc.
FNMA	Federal National Mortgage Association, also known as “Fannie Mae”, which is a government-sponsored corporation owned entirely by private stockholders and subject to general regulation by the Secretary of Housing and Urban Development

Fund Complex	The group of Funds sponsored by Virtus and managed by the Adviser or its affiliates, including the Virtus Mutual Funds, Virtus Variable Insurance Trust and certain other closed-end funds
Funds	The series of the Trust discussed in this SAI
Funds of Funds	Collectively, Conservative Allocation Strategy Fund and Growth Allocation Strategy Fund
GDRs	Global Depositary Receipts
GICs	Guaranteed Investment Contracts
GNMA	Government National Mortgage Association, also known as “Ginnie Mae”, which is a wholly-owned United States Government corporation within the Department of Housing and Urban Development
Growth Allocation Strategy Fund	Virtus Growth Allocation Strategy Fund
IMF	International Monetary Fund, an international organization seeking to promote international economic cooperation, international trade, employment and exchange rate stability, among other things
Independent Trustees	Those members of the Board who are not “interested persons” as defined by the 1940 Act
IRA	Individual Retirement Account
IRS	The United States Internal Revenue Service, which is the arm of the U.S. government that administers and enforces the Code
LIBOR	London Interbank Offering Rate, an interest rate at which banks can borrow funds, in marketable size, from other banks in the London interbank market
Moody’s	Moody’s Investors Service, Inc.
NAV	Net Asset Value, which is the per-share price of a Fund
NYSE	New York Stock Exchange
OCC	Options Clearing Corporation, a large equity derivatives clearing corporation
OECD	Organization for Economic Cooperation and Development, an international organization seeking to promote economic progress and world trade
PERLS	Principal Exchange Rate Linked Securities
PNX	Phoenix Life Insurance Company, which is the former parent company of Virtus Investment Partners, Inc., and certain of its corporate affiliates
Predecessor Funds	Series of RidgeWorth Funds that have been reorganized with and into the Funds.
Prospectuses	The prospectuses for the Funds, as amended from time to time
PwC	PricewaterhouseCoopers, LLP, the independent registered public accounting firm for the Trust
Regulations	The Treasury Regulations promulgated under the Code
RIC	Regulated Investment Company, a designation under the Code indicating a U.S.-registered investment company meeting the specifications under the Code allowing the investment company to be exempt from paying U.S. federal income taxes
RidgeWorth	RidgeWorth Capital Management LLC (renamed Virtus Fund Advisers, LLC), the Adviser to the Funds
S&P	Standard & Poor’s Corporation
S&P 500® Index	The Standard & Poor’s 500® Index, which is a free-float market capitalization-weighted index of 500 of the largest U.S. companies, calculated on a total return basis with dividends reinvested
SAI	This Statement of Additional Information
SEC	U.S. Securities and Exchange Commission

Seix	Seix Investment Advisors LLC, subadviser to the Seix Core Bond Fund, Seix Corporate Bond Fund, Seix Floating Rate High Income Fund, Seix Georgia Tax-Exempt Bond Fund, Seix High Grade Municipal Bond Fund, Seix High Income Fund, Seix High Yield Fund, Seix Investment Grade Tax-Exempt Bond Fund, Seix North Carolina Tax-Exempt Bond Fund, Seix Short-Term Bond Fund, Seix Short-Term Municipal Bond Fund, Seix Total Return Bond Fund, Seix Ultra-Short Bond Fund, Seix U.S. Government Securities Ultra-Short Bond Fund, Seix U.S. Mortgage Fund and Seix Virginia Intermediate Municipal Bond Fund
Seix Core Bond Fund	Virtus Seix Core Bond Fund
Seix Corporate Bond Fund	Virtus Seix Corporate Bond Fund
Seix Floating Rate High Income Fund	Virtus Seix Floating Rate High Income Fund
Seix Georgia Tax-Exempt Bond Fund	Virtus Seix Georgia Tax-Exempt Bond Fund
Seix High Grade Municipal Bond Fund	Virtus Seix High Grade Municipal Bond Fund
Seix High Income Fund	Virtus Seix High Income Fund
Seix High Yield Fund	Virtus Seix High Yield Fund
Seix Investment Grade Tax-Exempt Bond Fund	Virtus Seix Investment Grade Tax-Exempt Bond Fund
Seix North Carolina Tax-Exempt Bond Fund	Virtus Seix North Carolina Tax-Exempt Bond Fund
Seix Short-Term Bond Fund	Virtus Seix Short-Term Bond Fund
Seix Short-Term Municipal Bond Fund	Virtus Seix Short-Term Municipal Bond Fund
Seix Total Return Bond Fund	Virtus Seix Total Return Bond Fund
Seix U.S. Government Securities Ultra-Short Bond Fund	Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Seix U.S. Mortgage Fund	Virtus Seix U.S. Mortgage Fund
Seix Ultra-Short Bond Fund	Virtus Seix Ultra-Short Bond Fund
Seix Virginia Intermediate Municipal Bond Fund	Virtus Seix Virginia Intermediate Municipal Bond Fund
SIFMA	Securities Industry and Financial Markets Association (formerly, the Bond Market Association), a financial industry trade group consisting of broker-dealers and asset managers across the United States
Silvant	Silvant Capital Management LLC, subadviser to the Silvant Large-Cap Growth Stock Fund and Silvant Small-Cap Growth Stock Fund
Silvant Large-Cap Growth Stock Fund	Virtus Silvant Large-Cap Growth Stock Fund
Silvant Small-Cap Growth Stock Fund	Virtus Silvant Small-Cap Growth Stock Fund
SMBS	Stripped Mortgage-backed Securities
State Street	State Street Bank and Trust Company, previously the Custodian, sub-administrative and accounting agent for the Funds
Transfer Agent	The Trust’s transfer agent, Virtus Fund Services, LLC
Trust	Virtus Asset Trust
VIA	Virtus Investment Advisers, Inc., an affiliated investment adviser of the Adviser
Virtus	Virtus Investment Partners, Inc., which is the parent company of the Adviser, VIA,the Distributor, the Administrator/Transfer Agent, Ceredex, Seix and Silvant and a minority owner of Zevenbergen
Virtus Fund Advisers	Virtus Fund Advisers, LLC, the Adviser to the Funds
Virtus Fund Services	Virtus Fund Services, LLC, the Administrator/Transfer Agent to the Funds

Virtus Mutual Funds	The family of funds consisting of the Funds, the series of Virtus Alternative Solutions Trust, the series of Virtus Equity Trust, the series of Virtus Opportunities Trust and the series of Virtus Retirement Trust
VP Distributors	VP Distributors, LLC, the Trust's Distributor
VVIT	Virtus Variable Insurance Trust, a separate trust consisting of several series advised by VIA and distributed by VP Distributors
WCM	WCM Investment Management, subadviser to the WCM International Equity Fund
WCM International Equity Fund	Virtus WCM International Equity Fund
World Bank	International Bank for Reconstruction and Development, an international financial institution that provides loans to developing countries for capital programs
Zevenbergen	Zevenbergen Capital Investments LLC, subadviser to the Zevenbergen Innovative Growth Stock Fund
Zevenbergen Innovative Growth Stock Fund	Virtus Zevenbergen Innovative Growth Stock Fund

GENERAL INFORMATION AND HISTORY
The Trust is an open-end management investment company organized as a Delaware statutory trust on May 24, 1996. Prior to May 22, 2006, the Trust was named “Phoenix-Kayne Funds.” From May 22, 2006 to August 28, 2008, the Trust was named “Phoenix Asset Trust.”
The Trust’s Prospectuses describe the investment objectives of the Funds and the strategies that each Fund will employ in seeking to achieve its investment objective. The respective investment objective(s) for each Fund is a non-fundamental policy of that Fund and may be changed without shareholder approval upon 60 days’ notice. The following discussion supplements the disclosure in the Prospectuses.
Fund Type	Fund	Investment Objective(s)
Value	Ceredex Large-Cap Value Equity Fund	The fund has an investment objective of seeking to provide a high level of capital appreciation. As a secondary goal, the fund also seeks to provide current income.
	Ceredex Mid-Cap Value Equity Fund	The fund has an investment objective of seeking to provide capital appreciation. As a secondary goal, the fund also seeks to provide current income.
	Ceredex Small-Cap Value Equity Fund	The fund has an investment objective of seeking to provide capital appreciation. As a secondary goal, the fund also seeks to provide current income.
Growth	Silvant Large-Cap Growth Stock Fund	The fund has an investment objective of seeking to provide capital appreciation.
	Silvant Small-Cap Growth Stock Fund	The fund has an investment objective of seeking to provide long-term capital appreciation.
	Zevenbergen Innovative Growth Stock Fund	The fund has an investment objective of seeking to provide long-term capital appreciation.
International	WCM International Equity Fund	The fund has an investment objective of seeking to provide long-term capital appreciation.
Allocation Strategies	Conservative Allocation Strategy Fund	The fund has an investment objective of seeking to provide a high level of capital appreciation and current income.
	Growth Allocation Strategy Fund	The fund has an investment objective of seeking to provide long-term capital appreciation.
Investment Grade	Seix Core Bond Fund	The fund has an investment objective of seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
	Seix Corporate Bond Fund	The fund has an investment objective of seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.

Fund Type	Fund	Investment Objective(s)
	Seix Total Return Bond Fund	The fund has an investment objective of seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
	Seix U.S. Mortgage Fund	The fund has an investment objective of seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Short Duration	Seix Short-Term Bond Fund	The fund has an investment objective of seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
	Seix U.S. Government Securities Ultra-Short Bond Fund	The fund has an investment objective of seeking to maximize current income consistent with capital preservation.
	Seix Ultra-Short Bond Fund	The fund has an investment objective of seeking to maximize current income consistent with capital preservation.
High Yield	Seix Floating Rate High Income Fund	The fund has an investment objective of seeking to provide a high level of current income.
	Seix High Income Fund	The fund has an investment objective of seeking high current income and, secondarily, total return (comprised of capital appreciation and income).
	Seix High Yield Fund	The fund has an investment objective of seeking high income and, secondarily, capital appreciation.
Municipal Bond	Seix Georgia Tax-Exempt Bond Fund	The fund has an investment objective of seeking current income exempt from federal and state income taxes for Georgia residents consistent with capital preservation.
	Seix High Grade Municipal Bond Fund	The fund has an investment objective of seeking to maximize total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.
	Seix Investment Grade Tax-Exempt Bond Fund	The fund has an investment objective of seeking to maximize high total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.

Fund Type	Fund	Investment Objective(s)
	Seix North Carolina Tax-Exempt Bond Fund	The fund has an investment objective of seeking current income exempt from federal and state income taxes for North Carolina residents consistent with capital preservation.
	Seix Short-Term Municipal Bond Fund	The fund has an investment objective of seeking to maximize total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.
	Seix Virginia Intermediate Municipal Bond Fund	The fund has an investment objective of seeking current income exempt from federal and state income taxes for Virginia residents consistent with capital preservation.
Capital Stock and Organization of the Trust
The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Trust currently offers shares in different series called Funds and different classes of those Funds. Holders of shares of a Fund have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that Fund. Shareholders of all Funds vote on the election of Trustees. On matters affecting an individual Fund (such as approval of an investment advisory agreement or a change in fundamental investment policies) and also on matters affecting an individual class (such as approval of matters relating to a Plan of Distribution for a particular class of shares), a separate vote of that Fund or class is required. The Trust does not hold regular meetings of shareholders of the Funds. The Board will call a meeting of shareholders of a Fund when at least 10% of the outstanding shares of that Fund so request in writing. If the Board fails to call a meeting after being so notified, the shareholders may call the meeting. The Board will assist the shareholders by identifying other shareholders or mailing communications, as required under Section 16(c) of the 1940 Act.
Shares are fully paid, non-assessable, redeemable and fully transferable when they are issued. Shares do not have cumulative voting rights, preemptive rights or subscription rights. The assets received by the Trust for the issue or sale of shares of each Fund, and any class thereof and all income, earnings, profits and proceeds thereof, are allocated to such Fund, and class, respectively, subject only to the rights of creditors, and constitute the underlying assets of such Fund or class. The underlying assets of each Fund are required to be segregated on the books of account, and are to be charged with the expenses in respect to such Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund or class will be allocated by or under the direction of the Board as it determines to be fair and equitable. The Trust is not bound to recognize any transfer of shares of a Fund or class until the transfer is recorded on the Trust’s books pursuant to policies and procedures of the Transfer Agent.
As a Delaware statutory trust, the Trust’s operations are governed by its Amended and Restated Agreement and Declaration of Trust dated January 6, 2017 as amended. A copy of the Trust’s Certificate of Trust, as amended, is on file with the Office of the Secretary of State of the State of Delaware. Upon the initial purchase of shares, the shareholder agrees to be bound by the Trust’s Agreement and Declaration of Trust, as amended. Generally, Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Delaware Statutory Trust Act (the “Delaware Act”) provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. The Trust’s Amended and Restated Agreement and Declaration of Trust expressly provides that the Trust has been organized under the Delaware Act and that the Declaration of Trust is to be governed by Delaware law. It is nevertheless possible that a Delaware statutory trust, such as the Trust, might become a party to an action in another state whose courts refused to apply Delaware law, in which case the Trust’s shareholders could be subject to personal liability. To guard against this risk, the Amended and Restated Agreement and Declaration of Trust (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees, (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of the Trust or any series of the Trust and (iii) provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a Trust shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the Trust itself would be unable to meet its obligations. In the light of Delaware law, the nature of the Trust’s business and the nature of its assets, the risk of personal liability to a Fund shareholder is remote.
The Amended and Restated Agreement and Declaration of Trust further provides that the Trust shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Amended and Restated Agreement and Declaration of Trust does not authorize the Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.
Under the Amended and Restated Agreement and Declaration of Trust, the Trust is not required to hold annual meetings to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. The Board is required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.
Shares of the Trust do not entitle their holders to cumulative voting rights, so that the holders of more than 50% of the outstanding shares of the Trust may elect all of the Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees. As determined by the Trustees, shareholders are entitled to one vote for each dollar of NAV (number of shares held times the NAV of the applicable class of the applicable Fund).
Pursuant to the Amended and Restated Agreement and Declaration of Trust, the Trustees may create additional funds by establishing additional series of shares in the Trust. The establishment of additional series would not affect the interests of current shareholders in the existing Funds. Pursuant to the Amended and Restated Agreement and Declaration of Trust, the Trustees may establish and issue multiple classes of shares for each Fund.
Each share of each class of a Fund is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund which are attributable to such class as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shares of each class of each Fund are entitled to receive their proportionate share of the assets which are attributable to such class of such Fund and which are available for distribution as the Trustees in their sole discretion may determine. Shareholders are not entitled to any preemptive, conversion or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust.
Subject to shareholder approval (if then required), the Trustees may authorize each Fund to invest all or part of its investable assets in a single open-end investment company that has substantially the same investment objectives, policies and restrictions as the Fund. As of the date of this SAI, the Trustees do not have any plan to authorize any Fund to so invest its assets.
Diversification of Funds
Each Fund is diversified under the 1940 Act with the exception of Seix North Carolina Tax-Exempt Bond Fund, which is a non-diversified fund. Each Fund also intends to diversify its assets to the extent necessary to qualify for tax treatment as a regulated investment company under the Code. (For information regarding qualification under the Code, see “Dividends, Distributions and Taxes” in this SAI.)
Fund Names and Investment Policies
Each of the Funds, other than Conservative Allocation Strategy Fund, Growth Allocation Strategy Fund and Seix High Income Fund, has a name that suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these Funds has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets in investments of the type suggested by its name. For this policy, “assets” means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. With the exception of Seix Georgia Tax-Exempt Bond Fund, Seix High Grade Municipal Bond Fund, Seix Investment Grade Tax-Exempt Bond Fund, Seix North Carolina Tax-Exempt Bond Fund, Seix Short-Term Municipal

Bond Fund, and Seix Virginia Intermediate Municipal Bond Fund, a Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without a vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. However, under Rule 35d-1, shareholders must be given written notice at least 60 days prior to any change by a Fund of its 80% investment policy. With respect to each of Seix Georgia Tax-Exempt Bond Fund, Seix High Grade Municipal Bond Fund, Seix Investment Grade Tax-Exempt Bond Fund, Seix North Carolina Tax-Exempt Bond Fund, Seix Short-Term Municipal Bond Fund and Seix Virginia Intermediate Municipal Bond Fund, the Fund’s 80% investment policy is a fundamental policy that cannot be changed without the consent of the respective holders of a majority of the Fund’s outstanding shares.
Portfolio Turnover
The portfolio turnover rate of each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Fund’s securities (excluding all securities, including options, with maturities at the time of acquisition of one year or less). All long-term securities, including long-term U.S. Government securities, are included. A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund. Turnover rates may vary greatly from year to year as well as within a particular year and also may be affected by cash requirements for redemptions of each Fund’s shares by requirements that enable the Trust to receive certain favorable tax treatments. The portfolio turnover rate for each Fund is set forth in its summary prospectus and under “Financial Highlights” in the statutory prospectus.
For the Conservative Allocation Strategy Fund, the increase in Portfolio Turnover Rate from 14% for the applicable Predecessor Fund’s fiscal year ended March 31, 2017, to 73% for the Fund’s fiscal period ended December 31, 2017, is due to a change in investment strategy during the year in connection with the merger of the Predecessor Fund with and into the Fund and corresponding change in portfolio managers, resulting in a high volume of portfolio activity.
For the Growth Allocation Strategy Fund, the increase in Portfolio Turnover Rate from 20% for the applicable Predecessor Fund’s fiscal year ended March 31, 2017, to 103% for the Fund’s fiscal period ended December 31, 2017, is due to a change in investment strategy during the year in connection with the merger of the Predecessor Fund with and into the Fund and corresponding change in portfolio managers, resulting in a high volume of portfolio activity.
Disclosure of Portfolio Holdings
The Trustees of the Trust have adopted a policy with respect to the protection of certain non-public information which governs disclosure of the Funds’ portfolio holdings. This policy provides that the Funds’ portfolio holdings information generally may not be disclosed to any party prior to the information becoming public.
Divulging Fund portfolio holdings to selected third parties is permissable only when the affected party has legitimate business purposes for doing so and the recipients are subject to a duty of confidentiality.
Public Disclosures
In accordance with rules established by the SEC, each Fund sends semiannual and annual reports to shareholders that contain a full listing of portfolio holdings as of the second and fourth fiscal quarters, respectively, within 60 days of quarter end. The Funds also disclose complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter end. The Funds’ shareholder reports are available on Virtus’ Web site at virtus.com. Certain Funds also make publicly available on Virtus’ Web site a full listing of portfolio holdings as of the end of each month with a 15-day delay, while other of the Funds make such full listings available as of the end of each quarter with a 15-, 30-, 45- or 60-day delay. Portfolio holdings may be released sooner at the Administrator's discretion. Additionally, each Fund provides its top 10 holdings and summary composition data derived from portfolio holdings information on Virtus’ Web site. This information is posted to the Web site at the end of each month with respect to the top 10 holdings, and at the end of each quarter with respect to summary composition information, generally within 10 business days. With respect to certain Funds, the top 10 holdings and summary composition information may be reported on a one-month lag. This information will be available on the Web site until full portfolio holdings information becomes publicly available as described above. The Funds also provide publicly-available portfolio holdings information directly to ratings agencies, the frequency and timing of which is determined under the terms of the contractual arrangements with such agencies, and may provide to financial intermediaries, upon request, monthly portfolio holdings for periods included in publicly-available quarterly portfolio holdings disclosures.
Other Disclosures
The Trust and/or the Administrator may authorize the disclosure of non-public portfolio holdings information under certain limited circumstances. The Funds’ policy provides that non-public disclosures of a Fund's portfolio holdings may only be made if  (i) the Fund has a legitimate business purpose for making such disclosure and (ii) the party receiving the non-public information is subject to a duty of confidentiality. Federal law also prohibits recipients of non-public portfolio holdings information from trading on such information. The Administrator will consider any actual or potential conflicts of interest between Virtus and the Funds’ shareholders and will act in the best interest of the Funds’ shareholders with respect to any such disclosure of portfolio holdings information. If a potential conflict can be resolved in a manner that does not present detrimental effects to the Funds’ shareholders, the Administrator may authorize release of portfolio holdings information. Conversely, if the potential conflict cannot be resolved in a manner that does not present detrimental effects to the Funds’ shareholders, the Administrator will not authorize such release.
Ongoing Arrangements to Disclose Portfolio Holdings
As previously authorized by the Funds’ Board and/or the Funds’ Administrator, the Funds periodically disclose non-public portfolio holdings on a confidential basis to various service providers that require such information in order to assist the Funds in their day-to-day operations, as well as public information to certain ratings organizations. In addition to Virtus and its affiliates, the entities receiving non-public portfolio holdings as of the date of this SAI are described in the following table. The table also includes information as to the timing of these entities receiving the portfolio holdings information from the Funds.
Non-Public Portfolio Holdings Information
Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information
Adviser	Virtus Fund Advisers	Daily with no delay
Subadviser	Ceredex	Daily with no delay
Subadviser	Seix	Daily with no delay
Subadviser	Silvant	Daily with no delay
Subadviser	WCM	Daily with no delay
Subadviser	Zevenbergen	Daily with no delay
Administrator	Virtus Fund Services, LLC	Daily with no delay
Distributor	VP Distributors, LLC	Daily with no delay
Custodian and Security Lending Agent	The Bank of New York Mellon	Daily with no delay
Class Action Service Provider	Institutional Shareholder Services	Monthly with no delay
Sub-administrative and Accounting Agent and Sub-transfer Agent	BNY Mellon	Daily with no delay
Independent Registered Public Accounting Firm	PwC	Annually, within 15 business days of end of fiscal year.
Performance Analytic Firm	FactSet Research Systems, Inc.	Daily with no delay
Back-end Compliance Monitoring System	Financial Tracking Technologies, LLC	Daily with no delay
Reconciliation Service	SS&C Advent	Daily with no delay.
Reconciliation Service	Electra Information Systems	Daily with no delay.
Typesetting and Printing Firm for Financial Reports	Donnelley Financial Solutions, Inc.	Quarterly, within 15 days of end of reporting period.
Proxy Voting Service	Glass Lewis	Daily, weekly, monthly, quarterly depending on subadviser
Public Portfolio Holdings Information
Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information
Portfolio Redistribution Firms	Bloomberg, Standard & Poor’s and Thompson Reuters	Various frequencies depending on the fund, which includes, but is not limited to: Monthly with a 15 day delay or quarterly with a 15, 30, 45 or 60 day delay.

Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information
Rating Agencies	Lipper Inc. and Morningstar	Various frequencies depending on the fund, which includes, but is not limited to: Monthly with a 15 day delay or quarterly with a 15, 30, 45 or 60 day delay.
Virtus Public Web site	Virtus Investment Partners, Inc.	Various frequencies depending on the fund, which includes, but is not limited to: Monthly with a 15 day delay or quarterly with a 15, 30, 45 or 60 day delay.
These service providers are required to keep all non-public information confidential and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. There is no guarantee that the Funds’ policies on use and dissemination of holdings information will protect the Funds from the potential misuse of holdings by individuals or firms in possession of such information.
Other Virtus Mutual Funds
In addition to the Funds of the Trust, the funds commonly referred to as “Virtus Mutual Funds” also include the series of Virtus Alternative Solutions Trust, Virtus Equity Trust, Virtus Opportunities Trust and Virtus Retirement Trust. Virtus Mutual Funds are generally offered in multiple classes. The following chart shows the share classes offered by each Virtus Mutual Fund as of the date of this SAI:
Trust	Fund	Class/Shares
		A	C	C1	I	R6	T
Virtus Alternative Solutions Trust	Aviva Multi-Strategy Target Return Fund	X	X		X	X	X
	Duff & Phelps Select MLP and Energy Fund	X	X		X		X
	Newfleet Credit Opportunities Fund	X	X		X	X	X
Virtus Equity Trust	KAR Capital Growth Fund	X	X		X	X	X
	KAR Global Quality Dividend Fund	X	X		X		X
	KAR Mid-Cap Core Fund	X	X		X	X	X
	KAR Mid-Cap Growth Fund	X	X		X	X	X
	KAR Small-Cap Core Fund	X	X		X	X	X
	KAR Small-Cap Growth Fund	X	X		X	X	X
	KAR Small-Cap Value Fund	X	X		X	X	X
	Rampart Enhanced Core Equity Fund	X	X		X	X	X
	Strategic Allocation Fund	X	X				X
	Tactical Allocation Fund	X	X				X

Trust	Fund	Class/Shares
		A	C	C1	I	R6	T
Virtus Opportunities Trust	Duff & Phelps Global Infrastructure Fund	X	X		X	X	X
	Duff & Phelps Global Real Estate Securities Fund	X	X		X	X	X
	Duff & Phelps International Real Estate Securities Fund	X	X		X		X
	Duff & Phelps Real Estate Securities Fund	X	X		X	X	X
	Herzfeld Fund	X	X		X		X
	Horizon Wealth Masters Fund	X	X		X		X
	KAR Emerging Markets Small-Cap Fund	X	X		X		X
	KAR International Small-Cap Fund	X	X		X	X	X
	Newfleet Bond Fund	X	X		X	X	X
	Newfleet CA Tax-Exempt Bond Fund	X			X		X
	Newfleet High Yield Fund	X	X		X	X	X
	Newfleet Low Duration Income Fund	X	X		X		X
	Newfleet Multi-Sector Intermediate Bond Fund	X	X		X	X	X
	Newfleet Multi-Sector Short Term Bond Fund	X	X	X	X	X	X
	Newfleet Senior Floating Rate Fund	X	X		X	X	X
	Newfleet Tax-Exempt Bond Fund	X	X		X		X
	Rampart Alternatives Diversifier Fund	X	X		X		X
	Rampart Equity Trend Fund	X	X		X	X	X
	Rampart Multi-Asset Trend Fund	X	X		X		X
	Rampart Sector Trend Fund	X	X		X		X
	Vontobel Emerging Markets Opportunities Fund	X	X		X	X	X
	Vontobel Foreign Opportunities Fund	X	X		X	X	X
	Vontobel Global Opportunities Fund	X	X		X	X	X
	Vontobel Greater European Opportunities Fund	X	X		X		X
Virtus Retirement Trust	DFA 2015 Target Date Retirement Income Fund	X			X	X	X
	DFA 2020 Target Date Retirement Income Fund	X			X	X	X
	DFA 2025 Target Date Retirement Income Fund	X			X	X	X
	DFA 2030 Target Date Retirement Income Fund	X			X	X	X
	DFA 2035 Target Date Retirement Income Fund	X			X	X	X
	DFA 2040 Target Date Retirement Income Fund	X			X	X	X
	DFA 2045 Target Date Retirement Income Fund	X			X	X	X
	DFA 2050 Target Date Retirement Income Fund	X			X	X	X
	DFA 2055 Target Date Retirement Income Fund	X			X	X	X
	DFA 2060 Target Date Retirement Income Fund	X			X	X	X

MORE INFORMATION ABOUT FUND INVESTMENT STRATEGIES & RELATED RISKS
The following investment strategies and policies supplement each Fund’s investment strategies and policies set forth in the Funds' prospectuses. Some of the investment strategies and policies described below and in each Fund's prospectus set forth percentage limitations on a Fund’s investment in, or holdings of, certain types of investments. Unless otherwise required by law or stated in this SAI, compliance with these strategies and policies will be determined immediately after the acquisition of such investments by the Fund. Subsequent changes in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment strategies and policies. To the extent that a Fund invests primarily in other funds, including ETFs, except as otherwise noted the following descriptions pertain to the underlying mutual funds in which such Fund invests. Generally, Conservative Allocation Strategy Fund and Growth Allocation Strategy Fund do not use these techniques directly. Each of those Funds pursues its investment objective(s) by investing its assets in underlying mutual funds and/or ETFs. Each underlying mutual fund will engage in certain investment techniques and practices to the extent permitted and consistent with the underlying mutual fund’s investment objective. The following is a description of key investment techniques, and their associated risks, of the underlying mutual funds in which the Conservative Allocation Strategy Fund and Growth Allocation Strategy Fund invest as of the date of this SAI. Please refer to the prospectus and SAI for each ETF and underlying mutual fund for specific details.
Throughout this section, the term “adviser” may be used to refer to a subadviser, if any, and the term the “Fund” may be used to refer to any Fund.
Investment Technique	Description and Risks	Fund-Specific Limitations
Commodities-Related Investing
Commodity-related companies may underperform the stock market as a whole. The value of securities issued by commodity-related companies may be affected by factors affecting a particular industry or commodity. The operations and financial performance of commodity-related companies may be directly affected by commodity prices, especially those commodity-related companies that own the underlying commodity. The stock prices of such companies may also experience greater price volatility than other types of common stocks. Securities issued by commodity-related companies are sensitive to changes in the supply and demand for, and thus the prices of, commodities. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of commodity and natural resources companies that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for commodity-related companies to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.
Certain types of commodities instruments (such as commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.
Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments.

Debt Investing
Each Fund may invest in debt, or fixed income, securities. Debt, or fixed income, securities (which include corporate bonds, commercial paper, debentures, notes, government securities, municipal obligations, state- or state agency-issued obligations, obligations of foreign issuers, asset- or mortgage-backed securities, and other obligations) are used by issuers to borrow money and thus are debt obligations of the issuer. Holders of debt securities are creditors of the issuer, normally ranking ahead of holders of both common and preferred stock as to dividends or upon liquidation. The issuer usually pays a fixed, variable, or floating rate of interest and must repay the

Investment Technique	Description and Risks	Fund-Specific Limitations

amount borrowed at the security’s maturity. Some debt securities, such as zero-coupon securities (discussed below), do not pay interest but may be sold at a deep discount from their face value.
Yields on debt securities depend on a variety of factors, including the general conditions of the money, bond, and note markets, the size of a particular offering, the maturity date of the obligation, and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to greater price fluctuations in response to changes in market conditions than obligations with shorter maturities. An increase in interest rates generally will reduce the market value of portfolio debt securities, while a decline in interest rates generally will increase the value of the same securities. The achievement of a Fund’s investment objective depends in part on the continuing ability of the issuers of the debt securities in which the Fund invests to meet their obligations for the payment of principal and interest when due. Obligations of issuers of debt securities are subject to the provisions of bankruptcy, insolvency, sovereign immunity, and other laws that affect the rights and remedies of creditors. There is also the possibility that, as a result of litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may be materially affected.

Acquisitional/Equipment Lines (delayed-draw term loans)
Acquisitional/equipment lines (delayed-draw term loans) are credits that may be drawn down for a given period to purchase specified assets or equipment or to make acquisitions. The issuer pays a fee during the commitment period (a ticking fee). The lines are then repaid over a specified period (the term-out period). Repaid amounts may not be re-borrowed. To avoid any leveraging concerns, the Fund will segregate or earmark liquid assets with the Fund’s custodian in an amount sufficient to cover its repurchase obligations.

Collateralized Debt Obligations
Collateralized Debt Obligations (“CDOs”) are securitized interests in pools of assets. Assets called collateral usually comprise loans or debt instruments.
A CDO may be called a collateralized loan obligation (“CLO”) or collateralized bond obligation (“CBO”) if it holds only loans or bonds, respectively. Investors bear the credit risk of the collateral.
Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of credit risk.
Senior and mezzanine tranches are typically rated, with the former receiving ratings of A to AAA/Aaa and the latter receiving ratings of B to BBB/Baa. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

Contingent Capital Securities
Contingent capital securities (sometimes referred to as “CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security, for example a mandatory conversion into common stock of the issuer under certain circumstances, such as the issuer’s capital ratio falling below a certain level.
Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor, hence worsening a Fund’s standing in a bankruptcy. Some CoCos provide for a reduction in the value or principal amount of the security under such circumstances. In addition, most CoCos are considered to be high yield or “junk” securities and are therefore subject to the risks of investing in below investment grade securities.

Investment Technique	Description and Risks	Fund-Specific Limitations
Convertible Securities
A convertible security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer within a particular period of time at a specific price or formula. It generally entitles the holder to receive interest paid or accrued until the security matures or is redeemed, converted, or exchanged. Convertible securities may have several unique investment characteristics such as (1) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (2) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics and (3) the potential for capital appreciation if the market price of the underlying common stock increases.
Before conversion, convertible securities have characteristics similar to nonconvertible debt securities. Convertible securities often rank senior to common stock in a corporation’s capital structure and, therefore, are often viewed as entailing less risk than the corporation’s common stock, although the extent to which this is true depends in large measure on the degree to which the convertible security sells above its value as a fixed income security. However, because convertible securities are often viewed by the issuer as future common stock, they are often subordinated to other senior securities and therefore are rated one category lower than the issuer’s nonconvertible debt obligations or preferred stock.
A convertible security may be subject to redemption or conversion at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund could be required to permit the issuer to redeem the security and convert it to the underlying common stock. The Fund generally would invest in convertible securities for their favorable price characteristics and total return potential, and would normally not exercise an option to convert. The Fund might be more willing to convert such securities to common stock.
A Fund’s subadviser will select only those convertible securities for which it believes (a) the underlying common stock is a suitable investment for the Fund and (b) a greater potential for total return exists by purchasing the convertible security because of its higher yield and/or favorable market valuation. However, the Fund may invest in convertible debt securities rated less than investment grade. Debt securities rated less than investment grade are commonly referred to as “junk bonds.” (For information about debt securities rated less than investment grade, see “High-Yield/High-Risk Fixed Income Securities (Junk Bonds)” under “Debt Investing” in this section of the SAI; for additional information about ratings on debt obligations, see Appendix A to this SAI.)

Corporate Debt Securities
Each Fund may invest in debt securities issued by corporations, limited partnerships and other similar entities. A Fund’s investments in debt securities of domestic or foreign corporate issuers include bonds, debentures, notes and other similar corporate debt instruments, including convertible securities that meet the Fund’s minimum ratings criteria or if unrated are, in the Fund’s subadviser’s opinion, comparable in quality to corporate debt securities that meet those criteria. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies or to the value of commodities, such as gold.

Custodial Receipts
A custodial receipt represents an indirect interest in a tax-exempt bond that is deposited with a custodian. Custodial receipts may be used to permit the sale of the deposited bond in smaller denominations than would otherwise be permitted. Frequently,

Investment Technique	Description and Risks	Fund-Specific Limitations

custodial receipts are issued to attach bond insurance or other forms of credit enhancement to the deposited tax-exempt bond. Because a “separate security” is not created by the issuance of a receipt, many of the tax advantages bestowed upon holders of the deposited tax-exempt bond are also conferred upon the custodial receipt holder.

Dollar-denominated Foreign Debt Securities (“Yankee Bonds”)
Each Fund may invest in “Yankee bonds”, which are dollar-denominated instruments issued in the U.S. market by foreign branches of U.S. banks and U.S. branches of foreign banks. Since these instruments are dollar-denominated, they are not affected by variations in currency exchange rates. They are influenced primarily by interest rate levels in the United States and by the financial condition of the issuer, or of the issuer’s foreign parent. However, investing in these instruments may present a greater degree of risk than investing in domestic securities, due to less publicly available information, less securities regulation, war or expropriation. Special considerations may include higher brokerage costs and thinner trading markets. Investments in foreign countries could be affected by other factors including extended settlement periods. (See “Foreign Investing” in this section of the SAI for additional information about investing in foreign countries.)

Duration
Duration is a time measure of a bond’s interest-rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder. Time periods are weighted by multiplying by the present value of its cash flow divided by the bond’s price. (A bond’s cash flows consist of coupon payments and repayment of capital.) A bond’s duration will almost always be shorter than its maturity, with the exception of zero-coupon bonds, for which maturity and duration are equal.

Equipment Trust Certificates (ETCs)
ETCs are issued by a trust formed to finance large purchases of equipment, such as airplanes, at favorable interest rates. Legal title on such equipment is held by a trustee. The trustee leases the equipment and sells ETCs at a small discount to the purchase price of the equipment. The lease payments are then used to pay principal and interest to the ETC holders.

Equity-Linked Securities
Each Fund may invest in equity-linked securities, including, among others, PERCS, ELKS or LYONs, which are securities that are convertible into, or the value of which is based upon the value of, equity securities upon certain terms and conditions.
The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is impossible to predict whether the price of the underlying common stock will rise or fall.
Trading prices of the underlying common stock will be influenced by the issuer’s operational results, by complex, interrelated political, economic, financial or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market segment of which the issuer is a part. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market. The market for such securities may be shallow, and high volume trades may be possible only with discounting.
In addition to the foregoing risks, the return on such securities depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third-party investment banker or other lender. The creditworthiness of such third-party issuer equity-linked securities may, and often does, exceed the creditworthiness of the issuer of the underlying securities.

Investment Technique	Description and Risks	Fund-Specific Limitations

The advantage of using equity-linked securities over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities.
Another advantage of using equity-linked securities is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.

Preferred Equity Redemption Cumulative Stock (PERCS)
PERCS technically is preferred stock with some characteristics of common stock.
PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors’ capital gains are capped, usually at 30%.
Commonly, PERCS may be redeemed by the issuer at any time or if the issuer’s common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS.
In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, the Fund may be compensated with a substantially higher dividend yield than that on the underlying common stock.

Equity-Linked Securities (ELKS)
ELKS differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer’s common stock.
ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer’s common stock, or the average closing price per share of the issuer’s common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity.
Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest six times during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, the Fund may be compensated with the higher yield, contingent on how well the underlying common stock does.

Liquid Yield Option Notes (LYONs)
LYONs differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer’s common stock.
LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, a Fund will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par value.
The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs.

Investment Technique	Description and Risks	Fund-Specific Limitations

Commonly, the LYONs are redeemable by the issuer at any time after an initial period or if the issuer’s common stock is trading at a specified price level or better, or, at the option of the holder, upon certain fixed dates.
The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield.
A Fund will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors, like a Fund, when it appears that they will increase in value due to the rise in value of the underlying common stock.

Exchange-Traded Notes (ETNs)
Generally, ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.
ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When a Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing, and there can be no assurance that a secondary market will exist for an ETN.
ETNs are also subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how a Fund characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.
An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risks as other instruments that use leverage in any form.
The market value of ETNs may differ from that of their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN trades at a premium or discount to its market benchmark or strategy.

High-Yield/High-Risk Fixed Income Securities (“Junk Bonds”)
Investments in securities rated “BB” or below by S&P or Fitch, or “Ba” or below by Moody’s generally provide greater income (leading to the name “high-yield” securities) and opportunity for capital appreciation than investments in higher quality securities, but they also typically

Investment Technique	Description and Risks	Fund-Specific Limitations

entail greater price volatility, liquidity, and principal and income risk. These securities are regarded as predominantly speculative as to the issuer’s continuing ability to meet principal and interest payment obligations. Analysis of the creditworthiness of issuers of lower-quality debt securities may be more complex than for issuers of higher-quality debt securities.
Interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of low-rated securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Low-rated securities also tend to be more sensitive to economic conditions than higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of low-rated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of low-rated securities is generally considered to be significantly greater than issuers of higher-rated securities because such securities are usually unsecured and are often subordinated to other creditors. Further, if the issuer of a low-rated security defaulted, the applicable Fund might incur additional expenses in seeking recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of low-rated securities and thus in the applicable Fund’s NAV.
Low-rated securities often contain redemption, call or prepayment provisions which permit the issuer of the securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of low-rated securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities or otherwise redeem them, the applicable Fund may have to replace the securities with a lower yielding security which would result in lower returns for the Fund.
A Fund may have difficulty disposing of certain low-rated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all low-rated securities, there is no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security, and accordingly, the NAV of a particular Fund and its ability to dispose of particular securities when necessary to meet its liquidity needs, or in response to a specific economic event, or an event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its respective portfolio. Market quotations are generally available on many low-rated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the

Investment Technique	Description and Risks	Fund-Specific Limitations

values and liquidity of low-rated securities, especially in a thinly-traded market. If a Fund experiences unexpected net redemptions, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of low-rated securities, the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce the Fund’s asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

Interest Rate Environment Risk
In the wake of the financial crisis that began in 2007, the Federal Reserve System attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. In addition, the Federal Reserve has purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (the “quantitative easing program”). The Federal Reserve has since increased the federal funds rate as of December 2015, however, the United States continues to experience historically low interest rate levels. A low interest rate environment may have an adverse impact on each Fund’s ability to provide a positive yield to its shareholders and pay expenses out of Fund assets because of the low yields from the Fund’s portfolio investments.
However, continued economic recovery and the cessation of the quantitative easing program increase the risk that interest rates will continue to rise in the near future and that the Funds will face a heightened level of interest rate risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of a Fund’s investments and a Fund’s share price to decline or create difficulties for the Fund in disposing of investments. A Fund that invests in derivatives tied to fixed-income markets may be more substantially exposed to these risks than a Fund that does not invest in derivatives. A Fund could also be forced to liquidate its investments at disadvantageous times or prices, thereby adversely affecting the Fund. To the extent a Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and lower the Fund’s performance.

Inverse Floating Rate Obligations
Certain variable rate securities pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. During periods when short-term interest rates are relatively low as compared to long-term interest rates, the Fund may attempt to enhance its yield by purchasing inverse floaters. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. While this form of leverage may increase the security’s yield, it may also increase the volatility of the security’s market value.
Similar to other variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a Fund holding these instruments could lose money and its NAV could decline.

Letters of Credit
Debt obligations, including municipal obligations, certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank that assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks that, in the opinion of the relevant Fund’s subadviser, are of investment quality comparable to other permitted

Investment Technique	Description and Risks	Fund-Specific Limitations
investments of the Fund may be used for Letter of Credit-backed investments.
Loan and Debt Participations and Assignments
A loan participation agreement involves the purchase of a share of a loan made by a bank to a company in return for a corresponding share of the borrower’s principal and interest payments. Loan participations of the type in which the Fund may invest include interests in both secured and unsecured corporate loans. When a Fund purchases loan assignments from lenders, it will acquire direct rights against the borrower, but these rights and the Fund’s obligations may differ from, and be more limited than, those held by the assignment lender. The principal credit risk associated with acquiring loan participation and assignment interests is the credit risk associated with the underlying corporate borrower. There is also a risk that there may not be a readily available market for participation loan interests and, in some cases, this could result in the Fund disposing of such securities at a substantial discount from face value or holding such securities until maturity.
In the event that a corporate borrower failed to pay its scheduled interest or principal payments on participations held by the Fund, the market value of the affected participation would decline, resulting in a loss of value of such investment to the Fund. Accordingly, such participations are speculative and may result in the income level and net assets of the Fund being reduced. Moreover, loan participation agreements generally limit the right of a participant to resell its interest in the loan to a third party and, as a result, loan participations may be deemed by the Fund to be illiquid investments. A Fund will invest only in participations with respect to borrowers whose creditworthiness is, or is determined by the Fund’s subadviser to be, substantially equivalent to that of issuers whose senior unsubordinated debt securities are rated B or higher by Moody’s or S&P. For the purposes of diversification and/or concentration calculations, both the borrower and issuer will be considered an “issuer.”
The Funds may purchase from banks participation interests in all or part of specific holdings of debt obligations. Each participation interest is backed by an irrevocable letter of credit or guarantee of the selling bank that the relevant Fund’s subadviser has determined meets the prescribed quality standards of the Fund. Thus, even if the credit of the issuer of the debt obligation does not meet the quality standards of the Fund, the credit of the selling bank will.
Loan participations and assignments may be illiquid and therefore subject to the Funds’ limitations on investments in illiquid securities. (See “Illiquid and Restricted Securities” in this section of the SAI.)

Senior Loans
A senior floating rate loan (“Senior Loan”) is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the Senior Loan on behalf of the other Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.
Senior Loans primarily include senior floating rate loans and secondarily senior fixed rate loans, and interests therein. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in a Senior Loan. Such loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are Loan Investors or from other investors in loan interests.

Investment Technique	Description and Risks	Fund-Specific Limitations

The Fund typically purchases “assignments” from the Agent or other Loan Investors. The purchaser of an assignment typically succeeds to all the rights and obligations under the Loan Agreement of the assigning Loan Investor and becomes a Loan Investor under the Loan Agreement with the same rights and obligations as the assigning Loan Investor.
Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Loan Investor.
Each Fund may invest up to 10% of its total assets in “participations.” Loan participations are interests in loans to corporations, which loans are administered by the lending bank or agent for a syndicate of lending banks. In a Loan participation, the borrower corporation is the underlying issuer of the loan, but the Fund derives its rights in the loan participation from the intermediary bank. Because the intermediary bank does not guarantee a Loan participation, it is subject to the credit risks associated with the underlying corporate borrower.
Participations by the Fund in a Loan Investor’s portion of a Senior Loan typically will result in the Fund having a contractual relationship only with such Loan Investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the participation and only upon receipt by such Loan Investor of such payments from the borrower.
In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the Loan Agreement, nor any rights with respect to any funds acquired by other Loan Investors through set-off against the borrower and the Fund may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the participation.
As a result, the Fund may assume the credit risk of both the borrower and the Loan Investor selling the participation. In the event of the insolvency of the Loan Investor selling a participation, the Fund may be treated as a general creditor of such Loan Investor. The selling Loan Investors with respect to such participations will likely conduct their principal business activities in the banking, finance and financial services industries.
Persons engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee’s monetary policy, governmental regulations concerning such industries and capital raising activities generally, and fluctuations in the financial markets generally.
In the event of bankruptcy or insolvency of the corporate borrower, a Loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the seller.
In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower.
Under the terms of a Loan participation, the Fund may be regarded as a creditor of the seller of the loan participation (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the seller of the loan participation may become insolvent.

Investment Technique	Description and Risks	Fund-Specific Limitations

The secondary market for loan participations is limited and any such participation purchased by the Fund may be regarded as illiquid.
A borrower must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the borrower and the holders of the Senior Loan (the “Loan Agreement”). The Fund will generally rely upon the Agent or an intermediate participant to receive and forward to the Fund its portion of the principal and interest payments on the Senior Loan. Furthermore, unless under the terms of a Participation Agreement the Fund has direct recourse against the borrower, the Fund will rely on the Agent and the other Loan Investors to use appropriate credit remedies against the borrower.
With respect to Senior Loans for which the Agent does not perform administrative and enforcement functions, the Fund will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of the Fund and the other Loan Investors pursuant to the applicable Loan Agreement.
A Fund may purchase and retain in its portfolio a Senior Loan where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring.
Such investments may provide opportunities for enhanced income as well as capital appreciation. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, a Fund may determine or be required to accept equity securities or junior debt securities in exchange for all or a portion of a Senior Loan. As soon as reasonably practical, a Fund will divest itself of any equity securities or any junior debt securities received if it is determined that the security is an ineligible holding for a Fund. A Fund may acquire interests in Senior Loans which are designed to provide temporary or “bridge” financing to a borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. Bridge loans are often unrated.
A Fund may also invest in Senior Loans of borrowers that have obtained bridge loans from other parties. A borrower’s use of bridge loans involves a risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.
A Fund will be subject to the risk that collateral securing a loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be under-collateralized or unsecured. In most credit agreements there is no formal requirement to pledge additional collateral.
In addition, a Fund may invest in Senior Loans guaranteed by, or secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the borrower; provided, however, that such guarantees are fully secured. If a borrower becomes involved in bankruptcy proceedings, a court may invalidate a Fund’s security interest in the loan collateral or subordinate a Fund’s rights under the Senior Loan to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower.
If a court requires interest to be refunded, it could negatively affect a Fund’s performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the borrower did not receive fair consideration for granting the security

Investment Technique	Description and Risks	Fund-Specific Limitations

interest in the loan collateral to a Fund or a “preference claim” that a pre-petition creditor received a greater recovery on an existing debt than it would have in a liquidation situation.
There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of a Fund’s security interest in loan collateral.
If a Fund’s security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of a borrower in bankruptcy or other proceedings, a Fund would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or a Fund could also have to refund interest.
A Fund may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a borrower or its affiliates. The acquisition of such equity securities will only be incidental to a Fund’s purchase of a Senior Loan.
A Fund may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the Subadviser, may enhance the value of a Senior Loan or would otherwise be consistent with a Fund’s investment policies.
Economic and other market events may reduce the demand for certain senior loans held by the Fund, which may adversely impact the net asset value of the Fund.

Municipal Securities and Related Investments
Tax-exempt municipal securities are debt obligations issued by the various states and their subdivisions (e.g., cities, counties, towns, and school districts) to raise funds, generally for various public improvements requiring long-term capital investment. Purposes for which tax-exempt bonds are issued include flood control, airports, bridges and highways, housing, medical facilities, schools, mass transportation and power, water or sewage plants, as well as others. Tax-exempt bonds also are occasionally issued to retire outstanding obligations, to obtain funds for operating expenses or to loan to other public or, in some cases, private sector organizations or to individuals.
Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and the municipal bond market, the size of a particular offering, the maturity of the obligations and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of municipal securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of the Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of municipal securities in which the Fund invests to meet their obligations for the payment of interest and principal when due. The ratings of Moody’s and S&P represent their opinions as to the quality of municipal securities which they undertake to rate. Ratings are not absolute standards of quality; consequently, municipal securities with the same maturity, coupon, and rating may have different yields. There are variations in municipal securities, both within a particular classification and between classifications, depending on numerous factors. It should also be pointed out that, unlike other types of investments, municipal securities have traditionally not been subject to regulation by, or registration with, the

Investment Technique	Description and Risks	Fund-Specific Limitations

SEC, although there have been proposals which would provide for such regulation in the future.
The federal bankruptcy statutes relating to the debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse changes in the rights of holders of their obligations.
Lawsuits challenging the validity under state constitutions of present systems of financing public education have been initiated or adjusted in a number of states, and legislation has been introduced to effect changes in public school financing in some states. In other instances there have been lawsuits challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which could ultimately affect the validity of those municipal securities or the tax-free nature of the interest thereon.
Descriptions of some of the municipal securities and related investment types most commonly acquired by the Funds are provided below. In addition to those shown, other types of municipal investments are, or may become, available for investment by the Funds. For the purpose of each Fund’s investment restrictions set forth in this SAI, the identification of the “issuer” of a municipal security which is not a general obligation bond is made by the applicable Fund’s subadviser on the basis of the characteristics of the obligation, the most significant of which is the source of funds for the payment of principal and interest on such security.

Municipal Bonds
Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: general obligation bonds and revenue bonds. Another type of municipal bond is referred to as an industrial development bond.

General Obligation Bonds
Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind general obligation bonds is the issuer’s pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

Industrial Development Bonds
Industrial development bonds, which are considered municipal bonds if the interest paid is exempt from Federal income tax, are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports arenas and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Revenue Bonds
The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service

Investment Technique	Description and Risks	Fund-Specific Limitations

reserve fund whose money may be used to make principal and interest payments on the issuer’s obligations. Housing finance authorities have a wide range of security; including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state’s ability (without obligation) to make up deficiencies in the debt service reserve fund.

Municipal Forwards
Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but, normally less than one year after the commitment date.
Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date.

Municipal Leases
Each Fund may acquire participations in lease obligations or installment purchase contract obligations (hereinafter collectively called “lease obligations”) of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged, a lease obligation may be backed by the municipality’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the “non-appropriation” risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a “non-appropriation” lease, the Fund’s ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property in the event foreclosure might prove difficult. The Fund’s subadviser will evaluate the credit quality of a municipal lease and whether it will be considered liquid. (See “Illiquid and Restricted Investments” in this section of the SAI for information regarding the implications of these investments being considered illiquid.)

Municipal Notes
Municipal notes generally are used to provide for short-term working capital needs and generally have maturities of one year or less. Municipal notes include bond anticipation notes, construction loan notes, revenue anticipation notes and tax anticipation notes.

Bond Anticipation Notes	Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.
Construction Loan Notes	Construction loan notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through FNMA or GNMA.
Revenue Anticipation Notes	Revenue anticipation notes are issued in expectation of receipt of other types of revenue, such as Federal revenues available under Federal revenue sharing programs.
Tax Anticipation Notes
Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use and business taxes, and are payable from these specific future taxes.

Taxable Municipal Securities
Taxable municipal securities are municipal securities the interest on which is not exempt from federal income tax. Taxable municipal securities include “private activity bonds” that are issued by or on

Investment Technique	Description and Risks	Fund-Specific Limitations

behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking lots, and low income housing. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility’s user to meet its financial obligations, and may be secured by a pledge of real and personal property so financed. Interest on these bonds may not be exempt from federal income tax.

Tax-Exempt Commercial Paper
Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

Participation on Creditors’ Committees
While the Funds do not invest in securities to exercise control over the securities’ issuers, each Fund may, from time to time, participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject the relevant Fund to expenses such as legal fees and may deem the Fund an “insider” of the issuer for purposes of the Federal securities laws, and expose the Fund to material non-public information of the issuer, and therefore may restrict the Fund’s ability to purchase or sell a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund will participate on such committees only when the Fund’s subadviser believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of securities held by the Fund.

Payable in Kind (“PIK”) Bonds
PIK bonds are obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or “in kind”, which means in the form of additional debt securities. Such securities benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. The Funds will accrue income on such investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Funds’ distribution obligations. The market prices of PIK bonds generally are more volatile than the market prices of securities that pay interest periodically, and they are likely to respond to changes in interest rates to a greater degree than would otherwise similar bonds on which regular cash payments of interest are being made.

Ratings
The rating or quality of a debt security refers to a rating agency’s assessment of the issuer’s creditworthiness, i.e., its ability to pay principal and interest when due. Higher ratings indicate better credit quality, as rated by independent rating organizations such as Moody’s, S&P or Fitch, which publish their ratings on a regular basis. Appendix A provides a description of the various ratings provided for bonds (including convertible bonds), municipal bonds, and commercial paper.
After a Fund purchases a debt security, the rating of that security may be reduced below the minimum rating acceptable for purchase by the Fund. A subsequent downgrade does not require the sale of the security, but the Fund’s subadviser will consider such an event in

Investment Technique	Description and Risks	Fund-Specific Limitations

determining whether to continue to hold the obligation. To the extent that ratings established by Moody’s or S&P may change as a result of changes in such organizations or their rating systems, a Fund will invest in securities which are deemed by the Fund’s subadviser to be of comparable quality to securities whose current ratings render them eligible for purchase by the Fund.
Credit ratings issued by credit rating agencies evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market-value risk and therefore may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

Revolving Credit Facilities (Revolvers)
Revolvers are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. As the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the Revolver and usually provides for floating or variable rates of interest.
These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To avoid any leveraging concerns, the Fund will segregate or earmark liquid assets with the Fund’s custodian in an amount sufficient to cover its obligations to fund Revolvers.
The Fund may invest in Revolvers with credit quality comparable to that of issuers of its other investments.
Revolvers may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.
Each Fund currently intends to treat Revolvers for which there is no readily available market as illiquid for purposes of that Fund’s limitation on illiquid investments.

Sovereign Debt
Each Fund may invest in “sovereign debt,” which is issued or guaranteed by foreign governments (including countries, provinces and municipalities) or their agencies and instrumentalities. Sovereign debt may trade at a substantial discount from face value. The Funds may hold and trade sovereign debt of foreign countries in appropriate circumstances to participate in debt conversion programs. Emerging-market country sovereign debt involves a higher degree of risk than that of developed markets, is generally lower-quality debt, and is considered speculative in nature due, in part, to the extreme and volatile nature of debt burdens in such countries and because emerging market governments can be relatively unstable. The issuer or governmental authorities that control sovereign-debt repayment (“sovereign debtors”) may be unable or unwilling to repay principal or interest when due in accordance with the terms of the debt. A sovereign debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash-flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy towards the IMF, and the political constraints to which the sovereign debtor may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearage on their debt. The commitment

Investment Technique	Description and Risks	Fund-Specific Limitations

of these third parties to make such disbursements may be conditioned on the sovereign debtor’s implementation of economic reforms or economic performance and the timely service of the debtor’s obligations. The sovereign debtor’s failure to meet these conditions may cause these third parties to cancel their commitments to provide funds to the sovereign debtor, which may further impair the debtor’s ability or willingness to timely service its debts. In certain instances, the Funds may invest in sovereign debt that is in default as to payments of principal or interest. In the event that the Funds hold non-performing sovereign debt, the Funds may incur additional expenses in connection with any restructuring of the issuer’s obligations or in otherwise enforcing their rights thereunder.

Brady Bonds
Each Fund may invest a portion of its assets in certain sovereign debt obligations known as “Brady Bonds.” Brady Bonds are issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness. The Brady Plan contemplates, among other things, the debtor nation’s adoption of certain economic reforms and the exchange of commercial bank debt for newly issued bonds. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as the World Bank or the IMF. The World Bank or IMF supports the restructuring by providing funds pursuant to loan agreements or other arrangements that enable the debtor nation to collateralize the new Brady Bonds or to replenish reserves used to reduce outstanding bank debt. Under these loan agreements or other arrangements with the World Bank or IMF, debtor nations have been required to agree to implement certain domestic monetary and fiscal reforms. The Brady Plan sets forth only general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors.
Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”). In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds can be viewed as speculative.

Stand-by Commitments
Each Fund may purchase securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a stand-by commitment, and the aggregate price which a Fund pays for securities with a stand-by commitment may increase the cost, and thereby reduce the yield, of the security. The primary purpose of this practice is to permit the Fund to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. Stand-by commitments acquired by a Fund are valued at zero in determining the Fund’s NAV. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

Investment Technique	Description and Risks	Fund-Specific Limitations
Strip Bonds
Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tax Credit Bonds (“Build America Bonds”)
Build America Bonds are taxable bonds issued by federal and state local governments that allow a new direct federal payment subsidy. At the election of the state and local governments, the Treasury Department will make a direct payment to the state or local governmental issuer in an amount equal to 35% of the interest payment on the Build America Bonds. As a result, state and local governments will have lower net borrowing costs. This will also make Build America Bonds attractive to a broader group of investors that typically invest in traditional state and local tax-exempt bonds, where interest rates have historically been 20% lower than taxable interest rates.

Tender Option Bonds
Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

Variable and Floating Rate Obligations
Each Fund may purchase securities having a floating or variable rate of interest. These securities pay interest at rates that are adjusted periodically according to a specific formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates. These securities may carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations.
The floating and variable rate obligations that the Funds may purchase include variable rate demand securities. Variable rate demand securities are variable rate securities that have demand features entitling the purchaser to resell the securities to the issuer at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest, which may be more or less than the price that the Fund paid for them. The interest rate on variable rate demand securities also varies either according to some objective standard, such as an index of short-term, tax-exempt rates, or according to rates set by or on behalf of the issuer.
When a Fund purchases a floating or variable rate demand instrument, the Fund’s subadviser will monitor, on an ongoing basis, the ability of the issuer to pay principal and interest on demand. The Fund’s right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instrument permits same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Funds’ custodian subject to a sub-custodian agreement between the bank and the Funds’ custodian.
The floating and variable rate obligations that the Funds may purchase also include certificates of participation in such obligations purchased from banks. A certificate of participation gives the Fund an undivided interest in the underlying obligations in the proportion that

Investment Technique	Description and Risks	Fund-Specific Limitations

the Fund’s interest bears to the total principal amount of the obligation. Certain certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity.
The income received on certificates of participation in tax-exempt municipal obligations constitutes interest from tax-exempt obligations.
Each Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in prevailing market interest rates or changes in the issuer’s creditworthiness.
A floating or variable rate instrument may be subject to a Fund’s percentage limitation on illiquid securities if there is no reliable trading market for the instrument or if the Fund may not demand payment of the principal amount within seven days. (See “Illiquid and Restricted Securities” in this section of the SAI.)

Zero and Deferred Coupon Debt Securities
Each Fund may invest in debt obligations that do not make any interest payments for a specified period of time prior to maturity (“deferred coupon” bonds) or until maturity (“zero coupon” bonds). The nonpayment of interest on a current basis may result from the bond’s having no stated interest rate, in which case the bond pays only principal at maturity and is normally initially issued at a discount from face value. Alternatively, the bond may provide for a stated rate of interest, but provide that such interest is not payable until maturity, in which case the bond may initially be issued at par. The value to the investor of these types of bonds is represented by the economic accretion either of the difference between the purchase price and the nominal principal amount (if no interest is stated to accrue) or of accrued, unpaid interest during the bond’s life or payment deferral period.
Because deferred and zero coupon bonds do not make interest payments for a certain period of time, they are generally purchased by a Fund at a deep discount and their value fluctuates more in response to interest rate changes than does the value of debt obligations that make current interest payments. The degree of fluctuation with interest rate changes is greater when the deferred period is longer. Therefore, when a Fund invests in zero or deferred coupon bonds, there is a risk that the value of the Fund’s shares may decline more as a result of an increase in interest rates than would be the case if the Fund did not invest in such bonds.
Even though zero and deferred coupon bonds may not pay current interest in cash, each Fund is required to accrue interest income on such investments and to distribute such amounts to shareholders. Thus, a Fund would not be able to purchase income-producing securities to the extent cash is used to pay such distributions, and, therefore, the Fund’s current income could be less than it otherwise would have been. Instead of using cash, the Fund might liquidate investments in order to satisfy these distribution requirements.

Derivative Instruments
Each Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. Each Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.

Investment Technique	Description and Risks	Fund-Specific Limitations

Each Fund may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or in pursuit of its investment objective(s) and policies (to seek to enhance returns). When a Fund invests in a derivative, the risks of loss of that derivative may be greater than the derivative’s cost. No Fund may use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. In addition to other considerations, a Fund’s ability to use derivative instruments may be limited by tax considerations. (See “Dividends, Distributions and Taxes” in this SAI.)
Investments in derivatives may subject a Fund to special risks in addition to normal market fluctuations and other risks inherent in investment in securities. For example, a percentage of the Fund’s assets may be segregated to cover its obligations with respect to the derivative investment, which may make it more difficult for the Fund’s subadviser to meet redemption requests or other short-term obligations.
Investments in derivatives in general are also subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Commodity Interests
Certain of the derivative investment types permitted for the Funds may be considered commodity interests for purposes of the CEA and regulations approved by the CFTC. However, each Fund intends to limit the use of such investment types as required to qualify for exclusion or exemption from being considered a “commodity pool” or otherwise as a vehicle for trading in commodity interests under such regulations. As a result, except as otherwise noted below each Fund has filed a notice of exclusion under CFTC Regulation 4.5 or exemption under CFTC Regulation 4.13(a)(3).
The CFTC has adopted amendments to its rules that may affect the Funds’ ability to continue to claim exclusion or exemption from regulation. If a Fund’s use of these techniques would cause the Fund to be considered a “commodity pool” under the CEA, then the Adviser would be subject to registration and regulation as the Fund’s commodity pool operator, and the Fund’s subadviser may be subject to registration and regulation as the Fund’s commodity trading advisor. A Fund may incur additional expense as a result of the CFTC’s registration and regulation obligations, and the Fund’s use of these techniques and other instruments may be limited or restricted.
As of the date of this SAI, each Fund intends to limit the use of such investment types as required to qualify for exclusion or exemption from being considered a “commodity pool” or otherwise as a vehicle for trading in commodity interests under such regulations, and each Fund has filed a notice of exclusion under CFTC Regulation 4.5 or exemption under CFTC Regulation 4.13(a)(3).
Credit-linked Notes
Credit-linked notes are derivative instruments used to transfer credit risk. The performance of the notes is linked to the performance of the underlying reference obligation or reference portfolio (“reference entities”). The notes are usually issued by a special purpose vehicle that sells credit protection through a credit default swap agreement in return for a premium and an obligation to pay the transaction sponsor should a reference entity experience a credit event, such as bankruptcy. The special purpose vehicle invests the proceeds from the notes to cover its contingent obligation. Revenue from the investments and the money received as premium are used to pay interest to note holders. The main risk of credit linked notes is the risk of default to the reference obligation of the credit default swap. Should a default occur, the special purpose vehicle would have to pay the transaction sponsor, subordinating payments to the note holders.

Investment Technique	Description and Risks	Fund-Specific Limitations
Credit linked notes also may not be liquid and may be subject to currency and interest rate risks as well.
Equity-linked Derivatives
Each Fund may invest in equity-linked derivative products, the performance of which is designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or to a single stock. Investments in equity-linked derivatives involve the same risks associated with a direct investment in the types of securities such products are designed to track. There can be no assurance that the trading price of the equity-linked derivatives will equal the underlying value of the securities purchased to replicate a particular investment or that such basket will replicate the investment.
Investments in equity-linked derivatives may constitute investments in other investment companies. (See “Mutual Fund Investing” in this section of the SAI for information regarding the implications of a Fund investing in other investment companies.)

Eurodollar Instruments
The Funds may invest in Eurodollar instruments. Eurodollar instruments are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar instruments to hedge against changes in interest rates or to enhance returns.
Eurodollar obligations are subject to the same risks that pertain to domestic issuers, most notably income risk (and, to a lesser extent, credit risk, market risk, and liquidity risk). Additionally, Eurodollar obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments, the extent and quality of government regulation of financial markets and institutions, the imposition of foreign withholding taxes, and expropriation or nationalization of foreign issuers. However, Eurodollar obligations will undergo the same type of credit analysis as domestic issuers in which a Fund invests.

Foreign Currency Forward Contracts, Futures and Options
Each Fund may engage in certain derivative foreign currency exchange and option transactions involving investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If a Fund’s subadviser’s predictions of movements in the direction of securities prices or currency exchange rates are inaccurate, the Fund may experience adverse consequences, leaving it in a worse position than if it had not used such strategies. Risks inherent in the use of option and foreign currency forward and futures contracts include: (1) dependence on the Fund’s subadviser’s ability to correctly predict movements in the direction of securities prices and currency exchange rates; (2) imperfect correlation between the price of options and futures contracts and movements in the prices of the securities or currencies being hedged; (3) the fact that the skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. The Fund’s ability to enter into futures contracts is also limited by the requirements of the Code for qualification as a regulated investment company. (See the “Dividends, Distributions and Taxes” section of this SAI.)

Investment Technique	Description and Risks	Fund-Specific Limitations

A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. In addition, a Fund may write covered put and call options on foreign currencies for the purpose of increasing its return.
A Fund may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”) and purchase and sell foreign currency futures contracts. For certain hedging purposes, the Fund may also purchase exchange-listed and over-the-counter put and call options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the Fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the Fund the right to purchase the currency at the exercise price until the expiration of the option.
When engaging in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the values of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and on foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. (A Fund may also purchase or sell foreign currency on a spot basis, as discussed in “Foreign Currency Transactions” under “Foreign Investing” in this section of the SAI.)
The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature. It is also impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.
Hedging techniques do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from the increase in value of such currency.
A Fund may seek to increase its return or to offset some of the costs of hedging against fluctuations in currency exchange rates by writing covered put options and covered call options on foreign currencies. In that case, the Fund receives a premium from writing a put or call option, which increases the Fund’s current return if the option expires unexercised or is closed out at a net profit. A Fund may terminate an

Investment Technique	Description and Risks	Fund-Specific Limitations

option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.
A Fund’s currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. A Fund’s subadviser will engage in such “cross hedging” activities when it believes that such transactions provide significant hedging opportunities for the Fund. Cross hedging transactions by a Fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.
Foreign currency forward contracts, futures and options may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the relevant Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.
The types of derivative foreign currency exchange transactions most commonly employed by the Funds are discussed below, although each Fund is also permitted to engage in other similar transactions to the extent consistent with the Fund’s investment limitations and restrictions.

Foreign Currency Forward Contracts
A foreign currency forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (“term”) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.
A Fund will specifically designate on its accounting records any asset, including equity securities and non-investment-grade debt so long as the asset is liquid, unencumbered and marked to market daily in an amount not less than the value of the Fund’s total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign currency. If the value of the securities specifically designated declines, additional cash or securities will be added so that the specifically designated amount is not less than the amount of the Fund’s commitments with respect to such contracts.

Foreign Currency Futures Transactions
Each Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Fund may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.
Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

Investment Technique	Description and Risks	Fund-Specific Limitations

Purchasers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. In addition, there are risks associated with foreign currency futures contracts similar to those associated with options on foreign currencies. (See “Foreign Currency Options” and “Futures Contracts and Options on Futures Contracts”, each in this sub-section of the SAI.) The Fund must accept or make delivery of the underlying foreign currency, through banking arrangements, in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.
To the extent required to comply with SEC Release No. IC-10666, when entering into a futures contract or an option transaction, a Fund will specifically designate on its accounting records any asset, including equity securities and non-investment-grade debt so long as the asset is liquid, unencumbered and marked to market daily equal to the net amount of the Fund’s obligation. For foreign currency futures transactions, the prescribed amount will generally be the daily value of the futures contract, marked to market.
Futures contracts are designed by boards of trade which are designated “contracts markets” by the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts. As of the date of this SAI, the Funds may invest in futures contracts under specified conditions without being regulated as commodity pools. However, under recently amended CFTC rules the Funds’ ability to maintain the exclusions/exemptions from the definition of commodity pool may be limited. (See “Commodity Interests” in this section of the SAI.)

Foreign Currency Options
A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period for such options any time prior to expiration.
A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect a Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if the Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Fund would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.
The value of a foreign currency option depends upon the value of the underlying currency relative to the other referenced currency. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the

Investment Technique	Description and Risks	Fund-Specific Limitations

investment merits of a foreign security, including foreign securities held in a “hedged” investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Funds may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.
As in the case of other kinds of options, the use of foreign currency options constitutes only a partial hedge, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may not necessarily constitute an effective hedge against fluctuations in exchange rates and, in the event of rate movements adverse to the Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs.
Options on foreign currencies written or purchased by a Fund may be traded on U.S. or foreign exchanges or over the counter. There is no systematic reporting of last sale information for foreign currencies traded over the counter or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.
For additional information about options transactions, see “Options” under “Derivative Investments” in this section of the SAI.

Foreign Currency Warrants
Foreign currency warrants such as currency exchange warrants are warrants that entitle the holder to receive from the issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) that is calculated pursuant to a predetermined formula and based on the exchange rate between two specified currencies as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.
Foreign currency warrants may be used to reduce the currency exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or Euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).
Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. Upon exercise of warrants, there may be a delay between the time the holder gives instructions to exercise and the time the exchange rate relating to exercise is determined, thereby affecting both the market

Investment Technique	Description and Risks	Fund-Specific Limitations

and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, if the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.
Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the OCC. Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants could be considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Performance Indexed Paper
Performance indexed paper is commercial paper the yield of which is linked to certain currency exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the designated currencies as of or about the time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Principal Exchange Rate Linked Securities (“PERLS”)
PERLS are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the particular currencies at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the currency to which the security is linked appreciates against the base currency, and is adversely affected by increases in the exchange value of the base currency. “Reverse” PERLS are like the “standard” securities, except that their return is enhanced by increases in the value of the base currency and adversely impacted by increases in the value of other currency. Interest payments on the securities are generally made at rates that reflect the degree of currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the currency exchange risk, or relatively lower interest rates if the issuer has assumed some of the currency exchange risk, based on the expectations of the current market). PERLS may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Futures Contracts and Options on Futures Contracts
Each Fund may use interest rate, foreign currency, dividend, volatility or index futures contracts. An interest rate, foreign currency, dividend, volatility or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency, dividend basket or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference

Investment Technique	Description and Risks	Fund-Specific Limitations

between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies, and it is expected that other futures contracts will be developed and traded in the future. Interest rate and volatility futures contracts currently are traded in the United States primarily on the floors of the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. Interest rate futures also are traded on foreign exchanges such as the London International Financial Futures Exchange and the Singapore International Monetary Exchange. Volatility futures also are traded on foreign exchanges such as Eurex. Dividend futures are also traded on foreign exchanges such as Eurex, NYSE Euronext Liffe, London Stock Exchange and the Singapore International Monetary Exchange.
A Fund may purchase and write call and put options on futures. Futures options possess many of the same characteristics as options on securities and indexes discussed above. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.
Except as otherwise described in this SAI, the Funds will limit their use of futures contracts and futures options to hedging transactions and in an attempt to increase total return, in accordance with Federal regulations. The costs of, and possible losses incurred from, futures contracts and options thereon may reduce the Fund’s current income and involve a loss of principal. Any incremental return earned by the Fund resulting from these transactions would be expected to offset anticipated losses or a portion thereof.
The Funds will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.
When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Funds expect to earn interest income on their initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily NAV, the Fund will mark to market its open futures positions.
The Funds are also required to deposit and maintain margin with respect to put and call options on futures contracts written by them. Such margin deposits will vary depending on the nature of the

Investment Technique	Description and Risks	Fund-Specific Limitations

underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the relevant Fund.
To the extent required to comply with SEC Release No. IC-10666, when entering into a futures contract or an option on a futures contract, a Fund will specifically designate on its accounting records any asset, including equity securities and non-investment-grade debt so long as the asset is liquid, unencumbered and marked to market daily equal to the prescribed amount. Generally, for cash-settled futures contracts the prescribed amount is the net amount of the Fund’s obligation, and for non-cash-settled futures contracts the prescribed about is the notional value of the reference obligation.
Futures contracts are designed by boards of trade which are designated “contracts markets” by the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts. A Fund’s ability to claim an exclusion or exemption from the definition of a commodity pool may be limited when the Fund invests in futures contracts. (See “Commodity Interests” in this SAI.)
The requirements of the Code for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. (See the “Dividends, Distributions and Taxes” section of this SAI.)
Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sales price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.
Positions in futures contracts and related options may be closed out only on an exchange which provides a secondary market for such contracts or options. The Fund will enter into an option or futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close out a futures or related option position. In the case of a futures position, in the event of adverse price movements the Fund would continue to be required to make daily margin payments. In this situation, if the Fund has insufficient cash to meet daily margin requirements it may have to sell portfolio securities to meet its margin obligations at a time when it may be disadvantageous to do so. In addition, the Fund may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund’s ability to hedge its portfolio effectively.
There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also limit a hedger’s opportunity to benefit fully from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause the Fund to incur additional brokerage commissions and may cause an increase in the Fund’s portfolio turnover rate.

Investment Technique	Description and Risks	Fund-Specific Limitations

The successful use of futures contracts and related options may also depend on the ability of the relevant Fund’s subadviser to forecast correctly the direction and extent of market movements, interest rates and other market factors within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by a Fund or such prices move in a direction opposite to that anticipated, the Fund may realize a loss on the transaction which is not offset by an increase in the value of its portfolio securities. Options and futures may also fail as a hedging technique in cases where the movements of the securities underlying the options and futures do not follow the price movements of the hedged portfolio securities. As a result, the Fund’s total return for the period may be less than if it had not engaged in the hedging transaction. The loss from investing in futures transactions is potentially unlimited.
Utilization of futures contracts by a Fund involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities which are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, the Fund will experience a gain or loss which will not be completely offset by movements in the price of the securities. It is possible that, where a Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund’s portfolio may decline. If this occurred, the Fund would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if the Fund then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.
The market prices of futures contracts may be affected if participants in the futures market elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such case, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions because such action would reduce the liquidity of the futures market. In addition, from the point of view of speculators, because the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful hedging transaction.
Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for the Fund because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Fund while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.
For additional information about options transactions, see “Options” under “Derivative Investments” in this section of the SAI.

Investment Technique	Description and Risks	Fund-Specific Limitations
Mortgage-Related and Other Asset-Backed Securities
Each Fund may purchase mortgage-related and other asset-backed securities, which collectively are securities backed by mortgages, installment contracts, credit card receivables or other financial assets. Asset-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made periodically, thus in effect “passing through” such payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments, where applicable. For this and other reasons, an asset-backed security’s stated maturity may be different, and the security’s total return may be difficult to predict precisely.
If an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected prepayments will decrease yield to maturity.
Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities in the Fund’s portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. The longer the remaining maturity of a security the greater the effect of interest rate changes will be. Changes in the ability of an issuer to make payments of interest and principal and in the market’s perception of its creditworthiness also affect the market value of that issuer’s debt securities.
In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fund, to the extent that it retains the same percentage of debt securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of its previous investments. If this occurs, that Fund’s yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that the Fund purchases mortgage-related securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.
Duration is one of the fundamental tools used by a Fund’s subadviser in managing interest rate risks including prepayment risks. Traditionally, a debt security’s “term to maturity” characterizes a security’s sensitivity to changes in interest rates. “Term to maturity,” however, measures only the time until a debt security provides its final payment, taking no account of prematurity payments. Most debt securities provide interest (“coupon”) payments in addition to a final (“par”) payment at maturity, and some securities have call provisions allowing the issuer to repay the instrument in full before maturity date, each of which affect the security’s response to interest rate changes. “Duration” therefore is generally considered a more precise measure of interest rate risk than “term to maturity.” Determining duration may

Investment Technique	Description and Risks	Fund-Specific Limitations

involve a subadviser’s estimates of future economic parameters, which may vary from actual future values. Generally fixed income securities with longer effective durations are more responsive to interest rate fluctuations than those with shorter effective durations. For example, if interest rates rise by 1%, the value of securities having an effective duration of three years will generally decrease by approximately 3%.
Descriptions of some of the different types of mortgage-related and other asset-backed securities most commonly acquired by the Funds are provided below. In addition to those shown, other types of mortgage-related and asset-backed investments are, or may become, available for investment by the Funds.

Collateralized Mortgage Obligations (“CMOs”)
CMOs are hybrid instruments with characteristics of both mortgage-backed and mortgage pass-through securities. Interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by entities such as GNMA, FHLMC, or FNMA, and their income streams.
CMOs are typically structured in multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes typically receive principal only after the first class has been retired. An investor may be partially guarded against a sooner than desired return of principal because of the sequential payments.
FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates and are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. The amount of principal payable on each monthly payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule. Sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payments of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking-fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date. If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

CMO Residuals
CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans. As described above, the cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The “residual” in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the

Investment Technique	Description and Risks	Fund-Specific Limitations

related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and, in particular, the prepayment experience on the mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. In certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.
CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market currently may not have the liquidity of other more established securities trading in other markets. CMO residuals may be subject to certain restrictions on transferability, may be deemed illiquid and therefore subject to the Funds’ limitations on investment in illiquid securities. (See “Illiquid and Restricted Securities” in this section of the SAI.)

Mortgage Pass-through Securities
Mortgage pass-through securities are interests in pools of mortgage loans, assembled and issued by various governmental, government-related, and private organizations. Unlike other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates, these securities provide a monthly payment consisting of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs. “Modified pass-through” securities (such as securities issued by GNMA) entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.
The principal governmental guarantor of U.S. mortgage-related securities is GNMA. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration insured or Veterans Administration guaranteed mortgages. Government-related guarantors whose obligations are not backed by the full faith and credit of the United States Government include FNMA and FHLMC. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. FHLMC issues Participation Certificates that represent interests in conventional mortgages from FHLMC’s national portfolio. FNMA and FHLMC guarantee the timely payment of interest and ultimate collection of principal on securities they issue, but the securities they issue are neither issued nor guaranteed by the United States Government.
Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/ or servicers of the underlying mortgage loans as well as the

Investment Technique	Description and Risks	Fund-Specific Limitations

guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments for such securities. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Fund’s subadviser determines that the securities meet the Fund’s quality standards. Securities issued by certain private organizations may not be readily marketable and may therefore be subject to the Funds’ limitations on investments in illiquid securities. (See “Illiquid and Restricted Securities” in this section of the SAI.)
Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Funds’ industry concentration restrictions set forth in the “Investment Restrictions” section of this SAI by virtue of the exclusion from the test available to all U.S. Government securities. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the Federal Housing Administration or the Department of Veterans Affairs.
The Funds will take the position that privately-issued, mortgage-related securities, and other asset-backed securities, do not represent interests in any particular “industry” or group of industries. Instead, the Funds will consider the assets underlying such securities when determining the industry of such securities for purposes of the Funds’ industry concentration restrictions set forth in the “Investment Restrictions” section of this SAI. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.
It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by the actions of the U.S. Government to tighten the availability of its credit. On September 7, 2008, the FHFA, an agency of the U.S. Government, placed FNMA and FHLMC into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate FNMA and FHLMC until they are stabilized. The conservatorship is still in effect as of the date of this SAI and has no specified termination date. There can be no assurance as to when or how the conservatorship will be terminated or whether FNMA or FHLMC will continue to exist following the conservatorship or what their respective business structures will be during or following the conservatorship.

Investment Technique	Description and Risks	Fund-Specific Limitations

FHFA, as conservator, has the power to repudiate any contract entered into by FNMA or FHLMC prior to its appointment if it determines that performance of the contract is burdensome and repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. Furthermore, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. If FHFA were to transfer any such guarantee obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guarantee obligation and would be exposed to the credit risk of that party.

Other Asset-Backed Securities
Through trusts and other special purpose entities, various types of securities based on financial assets other than mortgage loans are increasingly available, in both pass-through structures similar to mortgage pass-through securities described above and in other structures more like CMOs. As with mortgage-related securities, these asset-backed securities are often backed by a pool of financial assets representing the obligations of a number of different parties. They often include credit-enhancement features similar to mortgage-related securities.
Financial assets on which these securities are based include automobile receivables; credit card receivables; loans to finance boats, recreational vehicles, and mobile homes; computer, copier, railcar, and medical equipment leases; and trade, healthcare, and franchise receivables. In general, the obligations supporting these asset-backed securities are of shorter maturities than mortgage loans and are less likely to experience substantial prepayments. However, obligations such as credit card receivables are generally unsecured and the obligors are often entitled to protection under a number of consumer credit laws granting, among other things, rights to set off certain amounts owed on the credit cards, thus reducing the balance due. Other obligations that are secured, such as automobile receivables, may present issuers with difficulties in perfecting and executing on the security interests, particularly where the issuer allows the servicers of the receivables to retain possession of the underlying obligations, thus increasing the risk that recoveries on defaulted obligations may not be adequate to support payments on the securities.

Stripped Mortgage-backed Securities (“SMBS”)
SMBS are derivative multi-class mortgage securities. They may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities even if the security is in one of the highest rating categories. The market value of the PO class generally is unusually volatile in response to changes in interest rates.

Investment Technique	Description and Risks	Fund-Specific Limitations

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed illiquid and therefore subject to the Funds’ limitations on investment in illiquid securities. (See “Illiquid and Restricted Securities” in this section of the SAI.)
Each Fund may invest in other mortgage-related securities with features similar to those described above, to the extent consistent with the relevant Fund’s investment objectives and policies.

Options
Each Fund may purchase or sell put and call options on securities, indices and other financial instruments. Options may relate to particular securities, foreign and domestic securities indices, financial instruments, volatility, credit default, foreign currencies or the yield differential between two securities. Such options may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the OCC.
A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price before the expiration of the option, regardless of the market price of the security. A premium is paid to the writer by the purchaser in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell and a writer the obligation to buy the security at the stated exercise price before the expiration date of the option, regardless of the market price of the security.
To the extent required to comply with SEC Release No. IC-10666, options written by a Fund will be covered and will remain covered as long as the Fund is obligated as a writer. A call option is “covered” if the Fund owns the underlying security or its equivalent covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if such cash is segregated) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds on a share-for-share or equal principal amount basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if appropriate liquid assets representing the difference are segregated by the Fund. A put option is “covered” if the Fund maintains appropriate liquid securities with a value equal to the exercise price, or owns on a share-for-share or equal principal amount basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.
A Fund’s obligation to sell an instrument subject to a covered call option written by it, or to purchase an instrument subject to a secured put option written by it, may be terminated before the expiration of the option by the Fund’s execution of a closing purchase transaction. This means that a Fund buys an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a closing purchase plus related transaction costs may be greater than the premium received upon the original option, in which event the Fund will experience a loss. There is no assurance that a liquid

Investment Technique	Description and Risks	Fund-Specific Limitations

secondary market will exist for any particular option. A Fund that has written an option and is unable to effect a closing purchase transaction will not be able to sell the underlying instrument (in the case of a covered call option) or liquidate the segregated assets (in the case of a secured put option) until the option expires or the optioned instrument is delivered upon exercise. The Fund will be subject to the risk of market decline or appreciation in the instrument during such period.
To the extent required to comply with SEC Release No. IC-10666, when entering into an option transaction, a Fund will specifically designate on its accounting records any asset, including equity securities and non-investment-grade debt so long as the asset is liquid, unencumbered and marked to market daily equal to the prescribed amount. For options transactions, the prescribed amount will generally be the market value of the underlying instrument but will not be less than the exercise price.
Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. The amount of this asset or liability will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund will realize a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the liability related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.
Options trading is a highly specialized activity that entails more complex and potentially greater than ordinary investment risk. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.
There are several other risks associated with options. For example, there are significant differences among the securities, currency, volatility, credit default and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons that include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the OCC may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the OCC as a result of trades on that

Investment Technique	Description and Risks	Fund-Specific Limitations

exchange would continue to be exercisable in accordance with their terms.
The staff of the SEC currently takes the position that options not traded on registered domestic securities exchanges and the assets used to cover the amount of the Fund’s obligation pursuant to such options are illiquid, and are therefore subject to each Fund’s limitation on investments in illiquid securities. However, for options written with “primary dealers” in U.S. Government securities pursuant to an agreement requiring a closing transaction at the formula price, the amount considered to be illiquid may be calculated by reference to a formula price. (See “Illiquid and Restricted Securities” in this section of the SAI.)

Options on Indexes and “Yield Curve” Options
Each Fund may enter into options on indexes or options on the “spread,” or yield differential, between two fixed income securities, in transactions referred to as “yield curve” options. Options on indexes and yield curve options provide the holder with the right to make or receive a cash settlement upon exercise of the option. With respect to options on indexes, the amount of the settlement will equal the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple. With respect to yield curve options, the amount of the settlement will equal the difference between the yields of designated securities.
With respect to yield curve options, a call or put option is covered if a Fund holds another call or put, respectively, on the spread between the same two securities and maintains in a segregated account liquid assets sufficient to cover the Fund’s net liability under the two options. Therefore, the Fund’s liability for such a covered option is generally limited to the difference between the amount of the Fund’s liability under the option it wrote less the value of the option it holds. A Fund may also cover yield curve options in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations.
The trading of these types of options is subject to all of the risks associated with the trading of other types of options. In addition, however, yield curve options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated.

Reset Options
In certain instances, a Fund may purchase or write options on U.S. Treasury securities, which provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of each such option. Like other types of options, these transactions, which may be referred to as “reset” options or “adjustable strike” options grant the purchaser the right to purchase (in the case of a call) or sell (in the case of a put), a specified type of U.S. Treasury security at any time up to a stated expiration date (or, in certain instances, on such date). In contrast to other types of options, however, the price at which the underlying security may be purchased or sold under a “reset” option is determined at various intervals during the term of the option, and such price fluctuates from interval to interval based on changes in the market value of the underlying security. As a result, the strike price of a “reset” option, at the time of exercise, may be less advantageous than if the strike price had been fixed at the initiation of the option. In addition, the premium paid for the purchase of the option may be determined at the termination, rather than the initiation, of the option. If the premium for a reset option written by a Fund is paid at termination, the Fund assumes the risk that (i) the premium may be less than the premium which would otherwise have been received at the initiation of the option because of such factors as the volatility in yield of the underlying Treasury

Investment Technique	Description and Risks	Fund-Specific Limitations

security over the term of the option and adjustments made to the strike price of the option, and (ii) the option purchaser may default on its obligation to pay the premium at the termination of the option. Conversely, where a Fund purchases a reset option, it could be required to pay a higher premium than would have been the case at the initiation of the option.

Swaptions
A Fund may enter into swaption contracts, which give the right, but not the obligation, to buy or sell an underlying asset or instrument at a specified strike price on or before a specified date. Over-the-counter swaptions, although providing greater flexibility, may involve greater credit risk than exchange-traded options as they are not backed by the clearing organization of the exchanges where they are traded, and as such, there is a risk that the seller will not settle as agreed. A Fund’s financial liability associated with swaptions is linked to the marked-to-market value of the notional underlying investments. Purchased swaption contracts are exposed to a maximum loss equal to the price paid for the option/swaption (the premium) and no further liability. Written swaptions, however, give the right of potential exercise to a third party, and the maximum loss to the Fund in the case of an uncovered swaption is unlimited.

Swap Agreements
Each Fund may enter into swap agreements on, among other things, interest rates, indices, securities and currency exchange rates. A Fund’s subadviser may use swaps in an attempt to obtain for the Fund a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. A Fund’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s obligations under a swap agreement will be accrued daily on the Fund’s accounting records (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by specifically designating on the accounting records of the Fund liquid assets to avoid leveraging of the Fund’s portfolio.
Because swap agreements are two-party contracts and may have terms of greater than seven days, they may be considered to be illiquid and therefore subject to the Funds’ limitations on investment in illiquid securities. (See “Illiquid and Restricted Securities” in this section of the SAI.) Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund’s subadviser will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds’ repurchase agreement guidelines. (See “Repurchase Agreements” in this section of the SAI.) Certain restrictions imposed on the Funds by the Code may limit the Funds’ ability to use swap agreements. (See the “Dividends, Distributions and Taxes” section of this SAI.) The swaps

Investment Technique	Description and Risks	Fund-Specific Limitations

market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations of the CFTC. To qualify for this exemption, a swap agreement must be entered into by eligible participants and must meet certain conditions (each pursuant to the CEA and regulations of the CFTC). However, recent CFTC rule amendments dictate that certain swap agreements be considered commodity interests for purposes of the CEA. (See “Commodity Interests” in this section of the SAI for additional information regarding the implications of investments being considered commodity interests under the CEA.)
Recently, the SEC and the CFTC have developed rules under the Dodd-Frank Wall Street Reform and Consumer Protection Act to create a new, comprehensive regulatory framework for swap transactions. Under the new regulations, certain swap transactions will be required to be executed on a regulated trading platform and cleared through a derivatives clearing organization. Additionally, the new regulations impose other requirements on the parties entering into swap transactions, including requirements relating to posting margin, and reporting and documenting swap transactions. A Fund engaging in swap transactions may incur additional expenses as a result of these new regulatory requirements. The Adviser is continuing to monitor the implementation of the new regulations and to assess their impact on the Funds.

Credit Default Swap Agreements
Each Fund may enter into credit default swap agreements. A credit default swap is a bilateral financial contract in which one party (the protection buyer) pays a periodic fee in return for a contingent payment by the protection seller following a credit event of a reference issuer. The protection buyer must either sell particular obligations issued by the reference issuer for its par value (or some other designated reference or strike price) when a credit event occurs or receive a cash settlement based on the difference between the market price and such reference price. A credit event is commonly defined as bankruptcy, insolvency, receivership, material adverse restructuring of debt, or failure to meet payment obligations when due. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing; however, if an event of default occurs, the Fund receives full notional value for a reference obligation that may have little or no value. As a seller, a Fund receives a periodic fee throughout the term of the contract, provided there is no default event; if an event of default occurs, the Fund must pay the buyer the full notional value of the reference obligation. The value of the reference obligation received by the Fund as a seller, coupled with the periodic payments previously received, may be less than the full notional value the Fund pays to the buyer, resulting in a loss of value to the Fund.
As with other swaps, when a Fund enters into a credit default swap agreement, to the extent required by applicable law and regulation the Fund will specifically designate on its accounting records any asset, including equity securities and non-investment-grade debt so long as the asset is liquid, unencumbered and marked to market daily, equal to the Fund’s net exposure under the swap (the “Segregated Assets”). Generally, the minimum cover amount for a swap agreement is the amount owed by the Fund, if any, on a daily mark-to-market basis. With respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Fund’s

Investment Technique	Description and Risks	Fund-Specific Limitations

obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of Segregated Assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Fund is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and an amount of Segregated Assets having an aggregate market value at least equal to the accrued full notional value will be maintained to cover the transactions in accordance with SEC positions. When the Fund sells protection on an individual credit default swap, upon a credit event, the Fund may be obligated to pay the cash equivalent value of the asset. Therefore, the cover amount will be the notional value of the underlying credit. With regard to selling protection on an index (CDX), as a practical matter, the Fund would not be required to pay the full notional amount of the index; therefore, only the amount owed by the Fund, if any, on a daily mark-to-market basis is required as cover.
Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks. A Fund will enter into swap agreements only with counterparties deemed creditworthy by the Fund’s subadviser.

Dividend Swap Agreements
A dividend swap agreement is a financial instrument where two parties contract to exchange a set of future cash flows at set dates in the future. One party agrees to pay the other the future dividend flow on a stock or basket of stocks in an index, in return for which the other party gives the first call options. Dividend swaps generally are traded over the counter rather than on an exchange.

Inflation Swap Agreements
Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (e.g., the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), while the other pays a compounded fixed rate. Inflation swap agreements may be used by a Fund to hedge the inflation risk associated with non-inflation indexed investments, thereby creating “synthetic” inflation-indexed investments. One factor that may lead to changes in the values of inflation swap agreements is a change in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a decrease in value of an inflation swap agreement.

Total Return Swap Agreements
“Total return swap” is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of cash flows based upon an agreed rate. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. A total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, which is often LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between the two parties. No notional amounts are exchanged with total return swaps.

Variance and Correlation Swap Agreements	Variance swap agreements are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on an

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underlying asset or index. “Actual variance” as used here is defined as the sum of the square of the returns on the reference asset or index (which in effect is a measure of its “volatility”) over the length of the contract term. In other words, the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility. Correlation swap agreements are contracts in which two parties agree to exchange cash payments based on the differences between the stated and the actual correlation realized on the underlying equity securities within a given equity index. “Correlation” as used here is defined as the weighted average of the correlations between the daily returns of each pair of securities within a given equity index. If two assets are said to be closely correlated, it means that their daily returns vary in similar proportions or along similar trajectories. A Fund may enter into variance or correlation swaps in an attempt to hedge equity market risk or adjust exposure to the equity markets.

Equity Securities
The Funds may invest in equity securities. Equity securities include common stocks, preferred stocks and preference stocks; securities such as bonds, warrants or rights that are convertible into stocks; and depositary receipts for those securities.
Common stockholders are the owners of the company issuing the stock and, accordingly, usually have the right to vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, in the event of liquidation of the company, would be entitled to their pro rata shares of the company’s assets after creditors (including fixed income security holders) and, if applicable, preferred stockholders are paid. Preferred stock is a class of stock having a preference over common stock as to dividends or upon liquidation. A preferred stockholder is a shareholder in the company and not a creditor of the company as is a holder of the company’s fixed income securities. Dividends paid to common and preferred stockholders are distributions of the earnings or other surplus of the company and not interest payments, which are expenses of the company. Equity securities owned by the Fund may be traded in the over-the-counter market or on a securities exchange and may not be traded every day or in the volume typical of securities traded on a major U.S. national securities exchange. As a result, disposition by the Fund of a portfolio security to meet redemptions by shareholders or otherwise may require the Fund to sell the security at less than the reported value of the security, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time. The market value of all securities, including equity securities, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measure of a company’s worth.
Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other types of securities. Smaller or newer issuers may be more likely to realize more substantial growth or suffer more significant losses. Investments in these companies can be both more volatile and more speculative. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of the Fund to fluctuate.

Initial Public Offerings
A Fund may invest in a company’s securities at the time of a company’s initial public offering (“IPO”). Companies involved in IPOs are often smaller and have a limited operating history, which involves a greater risk that the value of their securities will be impaired following the IPO. In addition, market psychology prevailing at the time of an IPO can have a substantial and unpredictable effect on the

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price of an IPO security, causing the price of a company’s securities to be particularly volatile at the time of its IPO and for a period thereafter. As a result, a Fund’s Adviser or subadviser might decide to sell an IPO security more quickly than it would otherwise, which may result in significant gains or losses to the Fund.

Securities of Small and Mid Capitalization Companies
While small and medium-sized issuers in which a Fund invests may offer greater opportunities for capital appreciation than larger market capitalization issuers, investments in such companies may involve greater risks and thus may be considered speculative. For example, smaller companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In addition, many small and mid-capitalization company stocks trade less frequently and in smaller volume, and may be subject to more abrupt or erratic price movements, than stocks of larger companies. The securities of small and mid-capitalization companies may also be more sensitive to market changes than the securities of larger companies. When a Fund invests in small or mid-capitalization companies, these factors may result in above-average fluctuations in the NAV of the Fund’s shares. Therefore, a Fund investing in such securities should be considered as a long-term investment and not as a vehicle for seeking short-term profits. Similarly, an investment in a Fund solely investing in such securities should not be considered a complete investment program.
Market capitalizations of companies in which the Funds invest are determined at the time of purchase.

Unseasoned Companies
As a matter of operating policy, each Fund may invest to a limited extent in securities of unseasoned companies and new issues. The Adviser regards a company as unseasoned when, for example, it is relatively new to, or not yet well established in, its primary line of business. Such companies generally are smaller and younger than companies whose shares are traded on the major stock exchanges. Accordingly, their shares are often traded over-the-counter and their share prices may be more volatile than those of larger, exchange-listed companies. Generally a Fund will not invest more than 5% of its total assets in securities of any one company with a record of fewer than three years’ continuous operation (including that of predecessors).

Foreign Investing
The Funds may invest in a broad range of securities of foreign issuers, including equity, debt and convertible securities and foreign government securities. The Funds may purchase the securities of issuers from various countries, including countries commonly referred to as “emerging markets.” The Funds may also invest in domestic securities denominated in foreign currencies.
Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital. Foreign issuers may become subject to sanctions imposed by the United States or another country, which could result in the immediate freeze of the foreign issuers’ assets or securities. The imposition of such sanctions could impair the market value of the securities of such foreign issuers and limit a Fund’s ability to buy, sell, receive or deliver the securities. Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit

Investment Technique	Description and Risks	Fund-Specific Limitations

greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Many of the foreign securities held by a Fund will not be registered with, nor will the issuers thereof be subject to the reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of Gross National Product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. Finally, the Funds may encounter difficulty in obtaining and enforcing judgments against issuers of foreign securities.
Securities of U.S. issuers denominated in foreign currencies may be less liquid and their prices more volatile than securities issued by domestic issuers and denominated in U.S. dollars. In addition, investing in securities denominated in foreign currencies often entails costs not associated with investment in U.S. dollar-denominated securities of U.S. issuers, such as the cost of converting foreign currency to U.S. dollars, higher brokerage commissions, custodial expenses and other fees. Non-U.S. dollar denominated securities may be subject to certain withholding and other taxes of the relevant jurisdiction, which may reduce the yield on the securities to the Funds and which may not be recoverable by the Funds or their investors.
The Trust may use an eligible foreign custodian in connection with its purchases of foreign securities and may maintain cash and cash equivalents in the care of a foreign custodian. The amount of cash or cash equivalents maintained in the care of eligible foreign custodians will be limited to an amount reasonably necessary to effect the Trust’s foreign securities transactions. The use of a foreign custodian invokes considerations which are not ordinarily associated with domestic custodians. These considerations include the possibility of expropriations, restricted access to books and records of the foreign custodian, inability to recover assets that are lost while under the control of the foreign custodian, and the impact of political, social or diplomatic developments.
Settlement procedures relating to the Funds’ investments in foreign securities and to the Funds’ foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Funds’ domestic investments. For example, settlement of transactions involving foreign securities or foreign currency may occur within a foreign country, and a Fund may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations. Settlement procedures in many foreign countries are less established than those in the United States, and some foreign country settlement periods can be significantly longer than those in the United States.

Depositary Receipts
Each Fund permitted to hold foreign securities may also hold ADRs, ADSs, GDRs and EDRs. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as CDRs, are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally,

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ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Fund’s investment policies, its investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the underlying foreign securities.
Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of the Fund’s investment policies, investments in Depositary Receipts will be deemed to be investments in the underlying securities. Thus, a Depositary Receipt representing ownership of common stock will be treated as common stock.
Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, and market risk, because their values generally depend on the performance of a foreign security denominated in its home currency. (The risks of foreign investing are addressed above in this section of the SAI under the heading “Foreign Investing.”) In addition to risks associated with the underlying portfolio of securities, receipt holders also must consider credit standings of the custodians and broker/dealer sponsors. The receipts are not registered with the SEC and qualify as Rule 144A securities which may make them more difficult and costly to sell. (For information about Rule 144A securities, see “Illiquid and Restricted Securities” in this section of the SAI.)

Emerging Market Securities
The Funds may invest in countries or regions with relatively low gross national product per capita compared to the world’s major economies, and in countries or regions with the potential for rapid economic growth (emerging markets). Emerging markets will include any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low-to-middle-income economies according to the World Bank; (iii) listed in World Bank publications as developing; or (iv) determined by the adviser to be an emerging market as defined above.
Certain emerging market countries are either comparatively underdeveloped or are in the process of becoming developed and may consequently be economically dependent on a relatively few or closely interdependent industries. A high proportion of the securities of many emerging market issuers may also be held by a limited number of large investors trading significant blocks of securities. While a Fund’s subadviser will strive to be sensitive to publicized reversals of economic conditions, political unrest and adverse changes in trading status, unanticipated political and social developments may affect the values of the Fund’s investments in such countries and the availability of additional investments in such countries.
The risks of investing in foreign securities may be intensified in the case of investments in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to

Investment Technique	Description and Risks	Fund-Specific Limitations

keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of portfolio securities or, if a Fund has entered into a contract to sell the security, in possible liability to the purchaser. Securities prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries.
Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, a country could impose temporary restrictions on foreign capital remittances, whether because deterioration occurs in an emerging market’s balance of payments or for other reasons. The Funds could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Funds of any restrictions on investments.
Investments in certain foreign emerging market debt obligations may be restricted or controlled to varying degrees. These restrictions or controls may at times preclude investment in certain foreign emerging market debt obligations and increase the expenses of the Funds.

Foreign Currency Transactions
When investing in securities denominated in foreign currencies, the Funds will be subject to the additional risk of currency fluctuations. An adverse change in the value of a particular foreign currency as against the U.S. dollar, to the extent that such change is not offset by a gain in other foreign currencies, will result in a decrease in the Fund’s assets. Any such change may also have the effect of decreasing or limiting the income available for distribution. Foreign currencies may be affected by revaluation, adverse political and economic developments, and governmental restrictions. Further, no assurance can be given that currency exchange controls will not be imposed on any particular currency at a later date.
As a result of its investments in foreign securities, a Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. In that event, the Fund may convert such currencies into dollars at the then current exchange rate. Under certain circumstances, however, such as where the Fund’s subadviser believes that the applicable rate is unfavorable at the time the currencies are received or the Fund’s subadviser anticipates, for any other reason, that the exchange rate will improve, the Fund may hold such currencies for an indefinite period of time.
In addition, a Fund may be required to receive delivery of the foreign currency underlying forward foreign currency contracts it has entered into. This could occur, for example, if an option written by the Fund is exercised or the Fund is unable to close out a forward contract. A Fund may hold foreign currency in anticipation of purchasing foreign securities.

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A Fund may also elect to take delivery of the currencies’ underlying options or forward contracts if, in the judgment of the Fund’s subadviser, it is in the best interest of the Fund to do so. In such instances as well, the Fund may convert the foreign currencies to dollars at the then current exchange rate, or may hold such currencies for an indefinite period of time.
While the holding of currencies will permit a Fund to take advantage of favorable movements in the applicable exchange rate, it also exposes the Fund to risk of loss if such rates move in a direction adverse to the Fund’s position. Such losses could reduce any profits or increase any losses sustained by the Fund from the sale or redemption of securities, and could reduce the dollar value of interest or dividend payments received. In addition, the holding of currencies could adversely affect the Fund’s profit or loss on currency options or forward contracts, as well as its hedging strategies.
When a Fund effects foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, the Fund incurs expenses in converting assets from one currency to another. A Fund may also effect other types of foreign currency exchange transactions, which have their own risks and costs. For information about such transactions, please see “Foreign Currency Forward Contracts, Futures and Options” under “Derivatives” in this section of the SAI.

Foreign Investment Companies
Some of the countries in which the Funds may invest may not permit, or may place economic restrictions on, direct investment by outside investors. Investments in such countries may be permitted only through foreign government-approved or -authorized investment vehicles, which may include other investment companies. These funds may also invest in other investment companies that invest in foreign securities. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Those expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. For additional information, see “Mutual Fund Investing” in this section of the SAI.

Privatizations
The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises (“privatizations”). Privatizations may offer opportunities for significant capital appreciation. In certain foreign countries, the ability of foreign entities such as the Funds to participate in privatizations may be limited by local law, or the terms on which a Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

Funding Agreements
Each Fund may invest in funding agreements, which are insurance contracts between an investor and the issuing insurance company. For the issuer, they represent senior obligations under an insurance product. For the investor, and from a regulatory perspective, these agreements are treated as securities. These agreements, like other insurance products, are backed by claims on the general assets of the issuing entity and rank on the same priority level as other policy holder claims. Funding agreements typically are issued with a one-year final maturity and a variable interest rate, which may adjust weekly, monthly, or quarterly. Some agreements carry a seven-day put

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feature. A funding agreement without this feature is considered illiquid and will therefore be subject to the Funds’ limitations on investments in illiquid securities. (See “Illiquid and Restricted Securities” in this section of the SAI.) Funding agreements are regulated by the state insurance board of the state where they are executed.

Guaranteed Investment Contracts
Each Fund may invest in GICs issued by U.S. and Canadian insurance companies. A GIC requires the investor to make cash contributions to a deposit fund of an insurance company’s general account. The insurance company then makes payments to the investor based on negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company’s general assets. Generally, a GIC is not assignable or transferable without the permission of the issuing insurance company, and an active secondary market in GICs does not currently exist. Therefore, these investments may be deemed to be illiquid, in which case they will be subject to the Funds’ limitations on investments in illiquid securities. (See “Illiquid and Restricted Securities” in this section of the SAI.)

Illiquid and Restricted Securities
Each Fund may invest up to 15% of its net assets in securities that are considered illiquid. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act (“restricted securities”), securities that are otherwise not readily marketable, such as over-the-counter options, and repurchase agreements not entitling the holder to payment of principal in seven days. Such securities may offer higher yields than comparable publicly traded securities, and they also may incur higher risks.
Repurchase agreements, reverse repurchase agreements and time deposits that do not provide for payment to the Fund within seven days after notice or which have a term greater than seven days are deemed illiquid securities for this purpose unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Fund’s subadviser has determined that an adequate trading market exists for such securities or that market quotations are readily available.
The Funds may purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act and commercial paper issued in reliance upon the exemption in Section 4(a)(2) of the 1933 Act, for which an institutional market has developed. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer’s ability to honor a demand for repayment of the unregistered security.
Although the securities described in this section generally will be considered illiquid, a security’s contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security and therefore these securities may be determined to be liquid in accordance with guidelines established by the Board. The Trustees have delegated to each Fund’s subadviser the day-to-day determination of the liquidity of such securities in the respective Fund’s portfolio, although they have retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used, the Trustees have directed the subadvisers to consider such factors as (i) the nature of the market for a security (including the institutional private resale markets); (ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g. certain repurchase obligations and demand instruments); (iii) availability of market quotations; and (iv) other permissible factors.

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The Trustees monitor implementation of the guidelines on a periodic basis.
If illiquid securities exceed 15% of a Fund’s net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, the relevant Fund’s subadviser may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the NAV of the Fund holding them to decline. A security that is determined by a Fund’s subadviser to be liquid may subsequently revert to being illiquid if not enough buyer interest exists.
Restricted securities ordinarily can be sold by the Fund in secondary market transactions to certain qualified investors pursuant to rules established by the SEC, in privately negotiated transactions to a limited number of purchasers or in a public offering made pursuant to an effective registration statement under the 1933 Act. When registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, the Fund might obtain a less favorable price than the price which prevailed when it decided to sell.
Restricted securities will be priced at fair value as determined in good faith by the Trustees or their delegate.

Leverage
Each Fund may employ investment techniques that create leverage, either by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.
The SEC takes the position that transactions that have a leveraging effect on the capital structure of a mutual fund or are economically equivalent to borrowing can be viewed as constituting a form of borrowing by the fund for purposes of the 1940 Act. These transactions can include buying and selling certain derivatives (such as futures contracts); selling (or writing) put and call options; engaging in sale-buybacks; entering into firm-commitment and stand-by commitment agreements; engaging in when-issued, delayed-delivery, or forward-commitment transactions; and other similar trading practices (additional discussion about a number of these transactions can be found throughout this section of the SAI). As a result, when a Fund enters into such transactions the transactions may be subject to the same requirements and restrictions as borrowing. (See “Borrowing” below for additional information.)
The following are some of the Funds’ permitted investment techniques that are generally viewed as creating leverage for the Funds.

Borrowing
A Fund’s ability to borrow money is limited by its investment policies and limitations, by the 1940 Act, and by applicable exemptions, no-action letters, interpretations, and other pronouncements issued from time to time by the SEC and its staff or any other regulatory authority with jurisdiction. Under the 1940 Act, a Fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary or emergency purposes. Any borrowings for temporary purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset

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coverage should decline as a result of market fluctuations or for other reasons, a Fund may be required to sell some of its portfolio holdings within three days (excluding Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Mortgage “Dollar-Roll” Transactions
Each Fund may enter into mortgage “dollar-roll” transactions pursuant to which it sells mortgage-backed securities for delivery in the future and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated for the lost interest by the difference between the current sales price and the lower price for the future purchase (often referred to as the “drop”) as well as by the interest earned on, and gains from, the investment of the cash proceeds of the initial sale. The Fund may also be compensated by receipt of a commitment fee. If the income and capital gains from the Fund’s investment of the cash from the initial sale do not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of the dollar roll.
Dollar-roll transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker-dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted. Successful use of dollar rolls may depend upon the Fund’s subadviser’s ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

Reverse Repurchase Agreements
Reverse repurchase agreements are transactions in which the Fund sells a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed-upon price on an agreed-upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate.
Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction.

Investment Technique	Description and Risks	Fund-Specific Limitations

Because reverse repurchase agreements are considered borrowing under the 1940 Act, while a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties that the Fund’s subadviser deems creditworthy, but such investments are still subject to the risks of leverage discussed above.

Leveraged Buyouts
A Fund may invest in leveraged buyout limited partnerships and funds that, in turn, invest in leveraged buyout transactions (“LBOs”).
An LBO, generally, is an acquisition of an existing business by a newly formed corporation financed largely with debt assumed by such newly formed corporation to be later repaid with funds generated from the acquired company.
Equity investments in LBOs may appreciate substantially in value given only modest growth in the earnings or cash flow of the acquired business. Investments in LBO limited partnerships and funds, however, present a number of risks. Investments in LBO limited partnerships and funds will normally lack liquidity and may be subject to intense competition from other LBO limited partnerships and funds.
Additionally, if the cash flow of the acquired company is insufficient to service the debt assumed in the LBO, the LBO limited partnership or fund could lose all or part of its investment in such acquired company.

Master Limited Partnerships (“MLP”)
An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The fees that MLPs charge for transportation of oil and gas products through their pipelines are subject to government regulation, which could negatively impact the revenue stream. Investing in MLPs also involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. These include the risk of environmental incidents, terrorist attacks, demand destruction from high commodity prices, proliferation of alternative energy sources, inadequate supply of external capital, and conflicts of interest with the general partner. There are also certain tax risks associated with investment in MLPs. The benefit derived from a Fund’s investment in MLPs is somewhat dependent on the MLP being treated as a partnership for federal income tax purposes, so any change to this status would adversely affect the price of MLP units. Historically, a substantial portion of the gross taxable income of MLPs has been offset by tax losses and deductions reducing gross income received by investors, and any change to these tax rules would adversely affect the price of an MLP unit. Certain MLPs may trade less frequently than other securities, and those with limited trading volumes may display volatile or erratic price movements.

Money Market Instruments
Each Fund may invest in money market instruments, which are high-quality short-term investments. The types of money market instruments most commonly acquired by the Funds are discussed below, although each Fund is also permitted to invest in other types of money market instruments to the extent consistent with the Fund’s investment limitations and restrictions.

Investment Technique	Description and Risks	Fund-Specific Limitations
Banker's Acceptances
A banker's acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower, as well as the bank, is liable for payment, and the bank unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Certificates of Deposit
Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution. They generally may be withdrawn on demand but may be subject to early withdrawal penalties which could reduce the Fund’s yield. Deposits subject to early withdrawal penalties or that mature in more than seven days are treated as illiquid securities if there is no readily available market for the securities.

Commercial Paper
Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

Obligations of Foreign Banks and Foreign Branches of U.S. Banks
The money market instruments in which the Funds may invest include negotiable certificates of deposit, bankers’ acceptances and time deposits of foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly-owned banking-related subsidiaries of foreign banks. For the purposes of each Fund’s investment policies with respect to money market instruments, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject a Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers.

Time Deposits	Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.
U.S. Government Obligations
Securities issued or guaranteed as to principal and interest by the United States Government include a variety of Treasury securities, which differ only in their interest rates, maturities, and times of issuance. Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years, and Treasury bonds generally have maturities of greater than ten years.
Agencies of the United States Government which issue or guarantee obligations include, among others, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, GNMA, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued or guaranteed by, among others, FNMA, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Government, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. There is no guarantee that the U.S. Government will provide financial support to its agencies or instrumentalities, now or in

Investment Technique	Description and Risks	Fund-Specific Limitations

the future, if it is not obligated to do so by law. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Mutual Fund Investing
Each Fund is authorized to invest in the securities of other investment companies subject to the limitations contained in the 1940 Act.
Investment companies in which the Fund may invest may include ETFs. An ETF is an investment company classified as an open-end investment company or unit investment trust that is traded similarly to a publicly traded company. Most ETFs seek to achieve the same return as a particular market index. That type of ETF is similar to an index fund in that it will primarily invest in the securities of companies that are included in a selected market index. An index-based ETF will invest in all of the securities included in the index, a representative sample of the securities included in the index, or other investments expected to produce returns substantially similar to that of the index. Other types of ETFs include leveraged or inverse ETFs, which are ETFs that seek to achieve a daily return that is a multiple or an inverse multiple of the daily return of a securities index. An important characteristic of these ETFs is that they seek to achieve their stated objectives on a daily basis, and their performance over longer periods of time can differ significantly from the multiple or inverse multiple of the index performance over those longer periods of time. ETFs also include actively managed ETFs that pursue active management strategies and publish their portfolio holdings on a frequent basis.
In connection with the management of its daily cash positions, each Fund may invest in securities issued by investment companies that invest in short-term debt securities (which may include municipal obligations that are exempt from Federal income taxes) and that seek to maintain a $1.00 NAV per share.
In certain countries, investments by the Funds may only be made through investments in other investment companies that, in turn, are authorized to invest in the securities that are issued in such countries. (See “Foreign Investment Companies” under “Foreign Investing” in this section of the SAI.)
Under the 1940 Act, a Fund generally may not own more than 3% of the outstanding voting stock of an investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in the securities of investment companies. In some instances, a Fund may invest in an investment company in excess of these limits; for instance, with respect to investments in money market funds or investments made pursuant to exemptive rules adopted and/or orders granted by the SEC. The SEC has adopted exemptive rules to permit funds of funds to exceed these limits when complying with certain conditions, which differ depending upon whether the funds in which a fund of funds invests are affiliated or unaffiliated with the fund of funds. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the statutory limitations discussed above, subject to certain conditions. The Funds may rely on these exemptive rules and/or orders to invest in affiliated or unaffiliated mutual funds and/or unaffiliated ETFs. In addition to this, the Trust has obtained exemptive relief permitting the Funds to exceed the limitations with respect to investments in affiliated and unaffiliated funds that are not themselves funds of funds, subject to certain conditions.

Investment Technique	Description and Risks	Fund-Specific Limitations

The risks associated with investing in other investment companies generally reflect the risks of owning shares of the underlying securities in which those investment companies invest, although lack of liquidity in an investment company could result in its value being more volatile than the underlying portfolio of securities. For purposes of complying with investment policies requiring a Fund to invest a percentage of its assets in a certain type of investments (e.g., stocks of small capitalization companies), the Fund generally will look through an investment company in which it invests, to categorize the investment company in accordance with the types of investments the investment company holds.
Certain investment companies in which the Funds may invest may be considered commodity pools under the CEA and applicable CFTC regulations. If a Fund invests in such an investment company, the Fund will be required to treat some or all of its holding of the investment company’s shares as a commodity interest for the purposes of determining whether the Fund is qualified to claim exclusion or exemption from regulation by the CFTC. (See “Commodity Interests” in this section of the SAI for additional information regarding the implications to the Funds of investing in commodity interests.)
Investors in each Fund should recognize that when a Fund invests in another investment company, the Fund will bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Real Estate Investment Trusts (REITs)
Each Fund may invest in REITs. REITs pool investors’ funds for investment primarily in income producing commercial real estate or real estate related loans. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year.
REITs can generally be classified as follows:
•
Equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value.
•
Mortgage REITs, which invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.
•
Hybrid REITs, which combine the characteristics of both equity REITs and mortgage REITs.
REITs are structured similarly to closed-end investment companies in that they are essentially holding companies. An investor should realize that by investing in REITs indirectly through the Fund, he will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the underlying REITs. (See “Mutual Fund Investing” in this section of the SAI.)
Selecting REITs requires an evaluation of the merits of each type of asset a particular REIT owns, as well as regional and local economics. Due to the proliferation of REITs in recent years and the relative lack of sophistication of certain REIT managers, the quality of REIT assets has varied significantly. The risks associated with REITs are similar to those associated with the direct ownership of real estate. These include declines in the value of real estate, risks related to general and local economic conditions, dependence on management skill, cash flow dependence, possible lack of availability of long-term mortgage funds, over-building, extended vacancies of properties,

Investment Technique	Description and Risks	Fund-Specific Limitations

decreased occupancy rates and increased competition, increases in property taxes and operating expenses, changes in neighborhood values and the appeal of the properties to tenants and changes in interest rates.
Equity REITs may be affected by changes in the value of the underlying properties they own, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally are not diversified. Equity and mortgage REITs are also subject to potential defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Code and failing to maintain exemption from the 1940 Act. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, investment in REITs could cause the Fund to possibly fail to qualify as a regulated investment company. (See the “Dividends, Distributions and Taxes” section of the SAI.)

Repurchase Agreements
Each Fund may enter into repurchase agreements by which the Fund purchases portfolio securities subject to the seller’s agreement to repurchase them at a mutually agreed-upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase price may be the same, with interest payable to the Fund at a stated rate together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the security.
A repurchase agreement must be collateralized by obligations that could otherwise be purchased by the Fund (except with respect to maturity), and these must be maintained by the seller in a segregated account for the Fund. The value of such collateral will be monitored throughout the term of the repurchase agreement in an attempt to ensure that the market value of the collateral always equals or exceeds the repurchase price (including accrued interest). If the value of the collateral dips below such repurchase price, additional collateral will be requested and, when received, added to the account to maintain full collateralization.
Repurchase agreements will be entered into with commercial banks, brokers and dealers considered by the relevant Fund’s subadviser to be creditworthy. However, the use of repurchase agreements involves certain risks such as default by, or insolvency of, the other party to the transaction. The Fund also might incur disposition costs in connection with liquidating the underlying securities or enforcing its rights.
Typically, repurchase agreements are in effect for one week or less, but they may be in effect for longer periods of time.
Repurchase agreements of more than seven days’ duration are subject to each Fund’s limitation on investments in illiquid securities, which means that no more than 15% of the market value of a Fund’s total assets may be invested in repurchase agreements with a maturity of more than seven days and in other illiquid securities.
Securities Lending
Subject to certain investment restrictions, each Fund may, subject to the Trustees’ and Trust Treasurer’s approval, lend securities from its portfolio to brokers, dealers and financial institutions deemed creditworthy and receive, as collateral, cash or cash equivalents which at all times while the loan is outstanding will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities that will increase the current income of the Fund lending its securities.
A Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights and subscription rights. While a securities loan is outstanding, the Fund is to receive an amount equal to any dividends, interest or other distributions with respect to the loaned securities. A Fund may pay

Investment Technique	Description and Risks	Fund-Specific Limitations

reasonable fees to persons unaffiliated with the Trust for services in arranging such loans.
Even though securities lending usually does not impose market risks on the lending Fund, as with any extension of credit, there are risks of delay in recovery of the loaned securities and in some cases loss of rights in the collateral should the borrower of the securities fail financially. In addition, the value of the collateral taken as security for the securities loaned may decline in value or may be difficult to convert to cash in the event that a Fund must rely on the collateral to recover the value of the securities. Moreover, if the borrower of the securities is insolvent, under current bankruptcy law, the Fund could be ordered by a court not to liquidate the collateral for an indeterminate period of time. If the borrower is the subject of insolvency proceedings and the collateral held might not be liquidated, the result could be a material adverse impact on the liquidity of the lending Fund.
No Fund will lend securities having a value in excess of 33 1/3% of its assets, including collateral received for loaned securities (valued at the time of any loan).

Short Sales
Each Fund may sell securities short as part of its overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own or have the right to acquire, or that it owns but does not wish to deliver, in anticipation that the market price of that security will decline. A short sale is “against the box” to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. All other short sales are commonly referred to as “naked” short sales.
When a Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities. If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
If a Fund sells securities short against the box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. If a Fund engages in naked short sales, the Fund’s risk of loss could be as much as the maximum attainable price of the security (which could be limitless) less the price paid by the Fund for the security at the time it was borrowed.
When a Fund sells securities short, to the extent required by applicable law and regulation the Fund will “cover” the short sale, which generally means that the Fund will segregate any asset, including equity securities and non-investment-grade debt so long as the asset is liquid, unencumbered and marked to market daily, equal to the market value of the securities sold short, reduced by any amount deposited as margin. Alternatively, the Fund may “cover” a short sale by (a) owning the underlying securities, (b) owning securities currently convertible into the underlying securities at an exercise price equal to or less than the current market price of the underlying securities, or (c) owning a purchased call option on the

Investment Technique	Description and Risks	Fund-Specific Limitations
underlying securities with an exercise price equal to or less than the price at which the underlying securities were sold short.
Special Situations
Each Fund may invest in special situations that the Fund’s subadviser believes present opportunities for capital growth. Such situations most typically include corporate restructurings, mergers, and tender offers.
A special situation arises when, in the opinion of the Fund’s subadviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others, the following: liquidations, reorganizations, recapitalizations, mergers, or tender offers; material litigation or resolution thereof; technological breakthroughs; and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is inherent in ordinary investment securities.

Standby Commitments and Puts
A Fund may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when the Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third-party (the “writer”) at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a “standby commitment” or a “put.”
The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions.
The right to put the securities depends on the writer’s ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Subadviser believes present minimal credit risks, and the Subadviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available.
In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (i.e., on a parity with all other general unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities. For example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer’s credit or a provision in the contract that the put will not be exercised except in certain special cases (such as to maintain portfolio liquidity). A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.
The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to a Fund.
Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for

Investment Technique	Description and Risks	Fund-Specific Limitations

the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, the Fund could, of course, sell the portfolio security.
The maturity of the underlying security will generally be different from that of the put.
There will be no limit to the percentage of portfolio securities that a Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in a Fund will not exceed one-half of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

Stapled Securities
A stapled security consists of two or more securities that are combined to form one security such that the individual securities cannot be traded separately. For example, an interest in a portfolio of real estate properties (a REIT) may be combined with an interest in the operating company that manages the portfolio of those properties. Investors in stapled securities are subject to the risks inherent with each security that makes up the stapled security.

Structured Notes
Structured Notes are derivatives where the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500® Index.
In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Subadviser wishes to accept while avoiding or reducing certain other risks.

Supranational Agency Obligations
Supranational Agency Obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the “World Bank”), African Development Bank, European Union, European Investment Bank, and the Nordic Investment Bank.

Temporary Investments
When business or financial conditions warrant, each Fund may assume a temporary defensive position by investing in money-market instruments, including obligations of the U.S. Government and its agencies and instrumentalities, obligations of foreign sovereigns, other debt securities, commercial paper including bank obligations, certificates of deposit (including Eurodollar certificates of deposit) and repurchase agreements. (See “Money Market Instruments” in this section of the SAI for more information about these types of investments.)
For temporary defensive purposes, during periods in which a Fund’s subadviser believes adverse changes in economic, financial or political conditions make it advisable, the Fund may reduce its holdings in equity and other securities and may invest up to 100% of its assets in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) debt securities and in cash (U.S. dollars, foreign currencies, or multicurrency units). The short-term and medium-term debt securities in which a Fund may invest for temporary defensive purposes will be those that the Fund’s subadviser believes to be of high quality (i.e., subject to relatively low risk of loss of interest or principal). If rated, these securities will be rated in one of the three highest rating categories by rating services such as Moody’s or S&P (i.e., rated at least A).
The Funds are not prohibited from investing in bank obligations issued by clients of the Funds’ administrator or distributor or their respective parent or affiliated companies. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. A Fund will not purchase obligations issued by the Adviser, Subadvisers, or their affiliates. The Ceredex Small-Cap Value Equity Fund also may

Investment Technique	Description and Risks	Fund-Specific Limitations
invest in investment grade fixed income securities and mid- to large-capitalization common stocks that would not ordinarily be consistent with the Fund’s objective.
Trust Preferred Securities
Trust preferred securities are convertible preferred shares issued by a trust where proceeds from the sale are used to purchase convertible subordinated debt from the issuer. The convertible subordinated debt is the sole asset of the trust. The coupon from the issuer to the trust exactly mirrors the preferred dividend paid by the trust. Upon conversion by the investors, the trust in turn converts the convertible debentures and passes through the shares to the investors.

Warrants or Rights to Purchase Securities
Each Fund may invest in or acquire warrants or rights to purchase equity or fixed income securities at a specified price during a specific period of time. A Fund will make such investments only if the underlying securities are deemed appropriate by the Fund’s subadviser for inclusion in the Fund’s portfolio. Included are warrants and rights whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants and stock rights are almost identical to call options in their nature, use and effect except that they are issued by the issuer of the underlying security, rather than an option writer, and they generally have longer expiration dates than call options. (See “Options” in this section of the SAI for information about call options.)
Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. However, unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund holding such warrants to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.
A Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant.

Investment Technique	Description and Risks	Fund-Specific Limitations

A Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Fund’s use of index warrants are generally similar to those relating to its use of index options. (See “Options” in this section of the SAI for information about index options.) Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although a Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit a Fund’s ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

When-Issued and Delayed Delivery Transactions
Each Fund may purchase securities on a when-issued or forward commitment basis. These transactions are also known as delayed delivery transactions. (The phrase “delayed delivery” is not intended to include purchases where a delay in delivery involves only a brief period required by the selling party solely to locate appropriate certificates and prepare them for submission for clearance and settlement in the customary way.) Delayed delivery transactions involve a commitment by the Fund to purchase or sell securities at a future date (ordinarily up to 90 days later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitments are negotiated directly with the selling party.
When-issued purchases and forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For example, in periods of rising interest rates and falling bond prices, the Fund might sell debt securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Fund might sell securities it owns and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher yields. The Fund will not enter into such transactions for the purpose of leverage.
The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value will be reflected in the Fund’s NAV starting on the first business day after the date of the agreement to purchase the securities. The Fund will be subject to the rights and risks of ownership of the securities on the agreement date. However, the Fund will not earn interest on securities it has committed to purchase until they are paid for and received. A seller’s failure to deliver securities to the Fund could prevent the Fund from realizing a price or yield considered to be advantageous and could cause the Fund to incur expenses associated with unwinding the transaction.
When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement will be included in the Fund’s assets. Fluctuations in the market value of the underlying securities will not be reflected in the Fund’s NAV as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place up to 90 days after the date of the transaction, but the Fund may agree to a longer settlement period.
The Funds will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction

Investment Technique	Description and Risks	Fund-Specific Limitations

and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions.
When a Fund purchases securities on a when-issued or forward-commitment basis, the Fund will specifically designate on its accounting records securities having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. These procedures are designed to ensure that each Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

State Specific Risk Factors
The following information as to certain State risk factors is provided to investors in view of the policy of the applicable Fund to concentrate its investments in State and municipal issuances. Such information does not purport to be a complete description, including official statements relating to securities offerings of State and municipal issuers and periodic publications by national rating organizations. Such information, however, has not been independently verified by the Funds.
SEIX GEORGIA TAX-EXEMPT BOND FUND ONLY
The State of Georgia ended December 2017 with General Fund revenue collections for the fiscal year to date ahead of 2016 levels by 4.1%. During fiscal year 2017, the State saw the unassigned General Fund balance increase to $2.2 billion. Continued conservative budgeting of funds left a total General Fund balance of $7.4 billion, giving the State ample resources to draw on.
Georgia continues to maintain moderate debt ratios. Moody’s calculates Georgia’s net tax supported debt per capita at $992, ranking Georgia 25th among states. Comparing net tax supported debt to personal income, Moody’s calculates Georgia’s ratio at 2.5% compared to the state average of 3.0%. The State’s unemployment rate for February 2018 was 4.5%.
Georgia’s general obligation debt continues to carry “Aaa/AAA/AAA” ratings from Moody’s, S&P, and Fitch. These ratings reflect the State’s credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.
SEIX NORTH CAROLINA TAX-EXEMPT BOND FUND ONLY
The State of North Carolina ended December 2017 with General Fund revenue collections $42.6 million below budgeted target, but the state is still essentially on track to meet its $23.1 billion revenue target. In Fiscal Year 2017, conservative budgeting practices allowed the State to improve its unassigned fund balance by $347 million and end the year with a balance of $1.97 billion. The overall General Fund balance was $4.38 billion at fiscal year end showing solid financial resources.
North Carolina continues to maintain conservative debt ratios, but recent State capital needs have pushed the debt burden into higher territory. Moody’s calculates North Carolina’s net tax supported debt per capita at $659, ranking North Carolina 16th among states. Comparing net tax supported debt to personal income, Moody’s calculates North Carolina’s ratio at 1.6% compared to the state average of 3.0%. The State’s unemployment rate for January 2018 was 4.5%.
North Carolina’s general obligation debt carries “Aaa/AAA/AAA” ratings from Moody’s, S&P, and Fitch. These ratings reflect the State’s credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.
SEIX VIRGINIA INTERMEDIATE TERM BOND FUND ONLY
The Commonwealth of Virginia’s economy and employment have grown at a pace exceeding the nation in most years. The State’s unemployment rate of 3.5% for February 2018 is below the national rate of 4.1%. Virginia continues to benefit from a diverse economy, with higher than average governmental employment and defense related spending, owing to its proximity to Washington DC. In 2016, the per capita personal income was among the highest in the southeast at 108% of national averages.

For fiscal year 2017, Virginia’s General Fund revenues were 3.6% higher than those in 2016. At the end of the fiscal year ended June 30, 2017, the General Fund reported a combined ending fund balance of  $498.4 million, a decrease of $252.4 million in comparison with the prior fiscal year.
Virginia has, historically, maintained low debt ratios; however, the minimal issuance of general obligation debt has been offset by significant growth in appropriation-backed debt issued by various Commonwealth authorities. Moody’s calculates Virginia’s net tax supported debt per capita at $1,486, ranking Virginia 31st among the 50 states. Comparing net tax supported debt to personal income, Moody’s calculates Virginia’s ratio at 2.9% compared to the state average of 3.0%.
Virginia’s general obligation debt carries “Aaa/AAA/AAA” ratings from Moody’s, S&P, and Fitch. These ratings reflect the Commonwealth’s credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest. Furthermore, it cannot be assumed that the Commonwealth will maintain its current credit ratings.
Risk Factors Associated with Puerto Rico (The Seix Georgia Tax-Exempt Bond Fund, Seix Investment Grade Tax-Exempt Bond Fund, Seix North Carolina Tax-Exempt Bond Fund, Seix Short-Term Municipal Bond Fund and Seix Virginia Intermediate Municipal Bond Fund may invest in Puerto Rico debt obligations as part of their principal investment strategies.)
Gross national product (“GNP”) has been subdued for many years. Puerto Rico has been in a recession since fiscal year 2006-07 and suffers from chronic budget gaps, and an economy in or near recession for around ten years. As of 2017, Puerto Rico owes approximately $74 billion to bondholders and has an estimate of  $50 billion in pension obligations.
Since February of 2014, the credit ratings of the Commonwealth’s general obligation bonds and Commonwealth guaranteed bonds, as well as the ratings of most of the Commonwealth’s public corporations, have been lowered (more than once in most cases) to noninvestment grade by Moody’s, S&P, and Fitch. The most recent downgrade occurred on October 11, 2017.
On June 30, 2016, the then President of the United States of America, Barack Obama, signed into law the Puerto Rico Oversight Management and Economic Stability Act (“PROMESA”). Under PROMESA, a federal oversight board (“Oversight Board”) was established with broad powers over Puerto Rico’s fiscal and budget matters. Under PROMESA, the Government of Puerto Rico shall submit for the Oversight Board’s approval proposed budgets in accordance with modified accrual accounting standards and expenditures not to exceed revenues for each fiscal year in order for Puerto Rico to achieve adequate access to short term and long term credit markets at reasonable interest rates to meet borrowing needs. PROMESA also imposes an automatic stay on creditors who hold liability claims (defined generally as bonds, notes and other financial debt). Thus, creditors were prevented from taking or continuing to pursue actions against Puerto Rico and its instrumentalities until March 1st, 2017 (subject to extension of up to 60 additional days by court or 75 additional days by the Board).
Additionally, PROMESA provides for a process of submission and approval of a voluntary agreement modifying bond claims, which may be proposed by the issuer of the bond or by one or more holders of the right to vote the issuer’s outstanding bonds. If proposed by the latter, the Oversight Board may accept the proposed modification on behalf of the issuer. As a second option for debt relief, Title III of PROMESA provides for the commencement of an adjustment of a debt case, where Puerto Rico or the covered instrumentality, with the approval of the Oversight Board, may file a petition with the federal district court seeking to restructure its debts. This avenue is similar but not identical to a case filed under chapter 9 of the U.S. Bankruptcy Code.
During the Oversight Board’s first official meeting on September 30, 2016, the Oversight Board called for the government’s fiscal plan to be delivered on October 14, 2016 and designated as Covered Entities the Central Government; the island’s three retirement systems (Employees Retirement System; Teachers Retirement System; Judiciary Retirement System), the University of Puerto Rico, and the following public corporations or Commonwealth’s instrumentalities: Aqueduct & Sewer Authority; Electric Power Authority; Children’s Trust; Convention Center District Authority; Economic Development Bank; Government Development Bank; Financial Advisory & Fiscal Agency Authority; Highways & Transportation Authority; Housing Financing Authority; Industrial Development Company; Infrastructure Financing Authority; Municipal Financing Authority; Ports Authority; Public Buildings Authority; Public Broadcasting Corp.; Supervision & Insurance of Cooperatives Corporation (COSSEC); Public Finance Corporation; Sales Tax Financing Corporation; State Insurance Fund Corporation; UPR Plaza Universitaria; Tourism Company, and all other entities that are affiliated with, are subsidiaries of, or succeed the above mentioned entities.
On November 8, 2016, General Elections were celebrated in Puerto Rico and Dr. Ricardo Rosselló-Nevares was elected Governor of Puerto Rico. Dr. Roselló-Nevarez was sworn in as Puerto Rico’s new Governor on January 2,

2017. On March 13, 2017, the Oversight Board approved the Fiscal Plan submitted by the Government of Puerto Rico, subject to certain amendments required to ensure that sufficient liquidity and budgetary savings are realized to fund essential government services in fiscal year 2018. These amendments included required furloughs and restructuring the pension plan system. On May 3, 2017, the Oversight Board approved and certified the filing in the United States District Court for the District of Puerto Rico of a voluntary petition under Title III of PROMESA for the Commonwealth of Puerto Rico. On May 5, 2017, the Oversight Board approved and certified the voluntary petition under Title III for the Puerto Rico Sales Tax Financing Corporation, better known as “COFINA.” On May 27, 2017, the Oversight Board approved and certified the voluntary petition under Title III for the Puerto Rico Highway and Transportation Authority (“HTA”) and the Government of Puerto Rico Employees Retirement System (“ERS”), respectively, and on July 2, 2017, the voluntary petition under Title III for the Puerto Rico Electric Power Authority (“PREPA”). The Commonwealth of Puerto Rico Budget for Fiscal Year 2018 was approved on June 30, 2017.
On September 20, 2017, Hurricane Maria made landfall in Puerto Rico, causing catastrophic destruction throughout the Island, including total loss of the electric energy generation, transmission and distribution infrastructure and left Puerto Rico residents without power or water. Thereafter, the Oversight Board approved an allocation of  $1 billion for emergency measures to respond to the catastrophic damage caused by Hurricane Maria and recognized the need to review the approved Fiscal Budgets in order to address the need for reallocation of funds and increased funds as a result of the overall emergency caused by the hurricane. The estimate of damages resulting from Hurricane Maria ranges from $45 billion to $95 billion.
On December 22, 2017, President Trump signed the law, informally known as the “Tax Cuts and Jobs Act” into Public Law 115-97 (“P.L. 115-97”). The provisions of P.L. 115-97 are expected to have a significant impact on U.S. businesses operating in Puerto Rico through a controlled foreign corporation model, which is a common setup among manufacturing companies with local operations. Through modifications to the Code’s international tax system, which include current income inclusion of global intangible low-taxed income and a base erosion minimum tax, such U.S. businesses will face an increased tax liability with respect to income derived from Puerto Rico operations that may further deteriorate the Island’s already compromised economy. Puerto Rico’s lobbying efforts in the United States Congress to minimize the impact of the tax reform legislation are expected to continue, but the outcome of such efforts is uncertain.
INVESTMENT LIMITATIONS
Fundamental Investment Limitations
Each Fund is subject to the investment limitations enumerated in this section, which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund’s outstanding shares. As used in this SAI and in the Prospectuses, a “majority of the outstanding shares” of a Fund means the lesser of  (a) 67% of the shares of the particular Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund.
With respect to all of the Funds, except as noted, each Fund may not:
(1a) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund. (This restriction does not apply to the Seix North Carolina Tax-Exempt Bond Fund.)
(1b) With respect to 50% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer. (This restriction applies only to the Seix North Carolina Tax-Exempt Bond Fund.)
(2a) Purchase such securities if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities). (This restriction does not apply to the Conservative Allocation Strategy Fund and Growth Allocation Strategy Fund.)
(2b) Invest more than 25% of its total assets in underlying Virtus Funds that, as a matter of policy, concentrate their assets in any one industry. However, a Fund of Funds may have more than 25% of its total assets indirectly invested in one industry through its combined investments in otherwise permissible underlying investment companies or other securities. Each Fund of Funds may invest up to 100% of its assets in securities issued by investment companies. (This restriction applies only to the Conservative Allocation Strategy Fund and Growth Allocation Strategy Fund.)
(3)
Borrow money, except (i) in amounts not to exceed one-third of the value of the Fund’s total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options and (c) short-term credits extended in connection with trade clearance and settlement, shall not constitute borrowing.

(4)
Issue “senior securities” in contravention of the 1940 Act. Activities permitted by SEC exemptive orders or staff interpretations of the SEC shall not be deemed to be prohibited by this restriction.

(5)
Underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under applicable law.

(6)
Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, and (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

(7)
Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

(8)
Lend securities or make any other loans if, as a result, more than 331∕3% of its total assets would be lent to other parties, except that the Fund may purchase debt securities, may enter into repurchase agreements and may acquire loans, loan participations and assignments (both funded and unfunded) and other forms of debt instruments.

(9)
Change its 80% investment policy. (This restriction applies only to the Seix Georgia Tax-Exempt Bond Fund, Seix High Grade Municipal Bond Fund, Seix Investment Grade Tax-Exempt Bond Fund, Seix North Carolina Tax-Exempt Bond Fund, Seix Short-Term Municipal Bond Fund and Seix Virginia Intermediate Municipal Bond Fund.)

With respect to investment limitations (2a and 2b) above, when selecting investments for a Fund, the Subadviser will consider the concentration policy of any exchange-traded funds (“ETFs”), mutual funds and closed-end funds. For purposes of determining the amount of each Fund’s assets invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of related industries, the Funds will look through to the securities held by an affiliated mutual fund in which the Fund invests; however, as of the date of this SAI the Funds will not look through to the securities held by any ETFs, unaffiliated mutual funds and/or closed-end funds in which the Fund invests.
Except with respect to investment restriction (3) above, if any percentage restriction described above for a Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund’s assets will not constitute a violation of the restriction. With respect to investment restriction (3), in the event that asset coverage for all borrowings shall at any time fall below 300 per centum, the Fund shall, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum.
Section 12 of the 1940 Act limits the percentage of shares of other mutual funds that a fund may purchase. The Funds have obtained exemptive relief from the SEC to permit them to invest in affiliated and unaffiliated funds, including ETFs, beyond the statutory limitations, subject to certain conditions. Many ETFs also have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond these statutory limitations, subject to certain conditions. Each Fund may rely on the various exemptive orders to invest in shares of other mutual funds, including ETFs as applicable.
Non-Fundamental Investment Limitations
The Board has adopted the following additional investment restrictions for the Funds. These restrictions are operating policies of the Fund and may be changed by the Trustees without shareholder approval.
With respect to all Funds, except as noted, each Fund may not:

(a) With respect to each Fund that is subject to Rule 35d-1 under the 1940 Act, except the Seix Georgia Tax-Exempt Bond Fund, Seix High Grade Municipal Bond Fund, Seix Investment Grade Tax-Exempt Bond Fund, Seix North Carolina Tax-Exempt Bond Fund, Seix Short-Term Municipal Bond Fund and Seix Virginia Intermediate Municipal Bond Fund, make any change to a Fund’s investment policy of investing at least 80% of such Fund’s net assets in a particular type or category of securities without providing at least 60 days prior written notice to shareholders.
(b)
Purchase or hold illiquid securities (i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days)) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

(c)
Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions. (This restriction applies only to the Conservative Allocation Strategy Fund and Growth Allocation Strategy Fund.)

(d)
Sell securities short. (This restriction applies only to the Conservative Allocation Strategy Fund and Growth Allocation Strategy Fund.)

(e)
Purchase or sell futures contracts or put or call options. (This restriction applies only to the Conservative Allocation Strategy Fund and Growth Allocation Strategy Fund.)

MANAGEMENT OF THE TRUST
Trustees and Officers
The Board is responsible for the overall supervision of the Trust, including establishing the Funds’ policies and general supervision and review of their investment activities, and performs the various duties imposed on Trustees by the 1940 Act and Delaware statutory trust law. The officers, who administer the Funds’ daily operations, are appointed by the Board and generally are employees of the Administrator or one of its affiliates. The current Trustees and officers of the Trust performing a policy-making function and their affiliations and principal occupations for the past five years are set forth below. The Trust has no employees.
Unless otherwise noted, each Trustee of the Trust also serves as a Trustee of other Virtus Funds and the address of each individual is 100 Pearl Street, Hartford, CT 06103. There is no stated term of office for Trustees or officers of the Trust.
Independent Trustees*
Name and Year of Birth	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Brown, Thomas J. YOB: 1945	Since 2017	86	Retired.	Trustee (since 2017), Virtus Asset Trust (25 portfolios); Trustee (since 2016), Virtus Equity Trust (11 portfolios), Virtus Opportunities Trust (28 portfolios), Virtus Retirement Trust (10 portfolios), and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2011), Virtus Variable Insurance Trust (9 portfolios); Director (since 2010), D’Youville Senior Care Center; and Director (since 2005), VALIC Company Funds (49 portfolios).

Name and Year of Birth	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Burke, Donald C. YOB: 1960	Since 2017	90	Retired.	Trustee (since 2017), Virtus Asset Trust (25 portfolios); Trustee (since 2016), Virtus Equity Trust (11 portfolios), Virtus Opportunities Trust (28 portfolios), Virtus Retirement Trust (10 portfolios), Virtus Variable Insurance Trust (9 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2014), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).
Gelfenbien, Roger A. YOB: 1943	Since 2017	86	Retired	Trustee (since 2017), Virtus Asset Trust (25 portfolios); Trustee (since 2016), Virtus Equity Trust (11 portfolios), Virtus Opportunities Trust (28 portfolios), Virtus Retirement Trust (10 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2000), Virtus Variable Insurance Trust (9 portfolios); and Director (1999 to 2017), USAllianz Variable Insurance Product Trust (42 portfolios).
Harris, Sidney E. YOB: 1949	Since 2017	86	Professor and Dean Emeritus (since April 2015), Professor (1997 to 2014), Dean (1997 to 2004), J. Mack Robinson College of Business, Georgia State University.	Trustee (since 2017), Virtus Asset Trust (25 portfolios), Virtus Equity Trust (11 portfolios), Virtus Opportunities Trust (28 portfolios), Virtus Retirement Trust (10 portfolios), Virtus Variable Insurance Trust (9 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2013), KIPP Metro Atlanta; Trustee (since 1999) Total System Services, Inc.; Trustee (2004 to 2017), RidgeWorth Funds; Trustee (2012 to 2017), International University of the Grand Bassam; and Trustee (2011 to 2015), Genspring Family Offices, LLC.

Name and Year of Birth	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Mallin, John R. YOB: 1950	Since 2017	86	Partner/Attorney (since 2003), McCarter & English LLP (law firm) Real Property Practice Group; and Member (since 2014), Counselors of Real Estate.	Trustee (since 2017), Virtus Asset Trust (25 portfolios); Trustee (since 2016), Virtus Equity Trust (11 portfolios), Virtus Opportunities Trust (28 portfolios), Virtus Retirement Trust (10 portfolios), and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (9 portfolios).
McClellan, Hassell H. YOB: 1945	Since 2017	86	Retired (since 2013). Professor (1984 to 2013), Wallace E. Carroll School of Management, Boston College.	Chairperson of the Board (since 2017) and Trustee (since 2000), John Hancock Fund Complex (collectively, 227 portfolios); Trustee (since 2017), Virtus Asset Trust (25 portfolios); Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Equity Trust (11 portfolios), Virtus Opportunities Trust (28 portfolios) and Virtus Retirement Trust (10 portfolios); Director (since 2010), Barnes Group, Inc. (diversified global components manufacturer and logistical services company); and Trustee (since 2008), Virtus Variable Insurance Trust (9 portfolios).
McDaniel, Connie D. YOB: 1958	Since 2017	86	Retired. Vice President, Chief of Internal Audit, Corporate Audit Department (2009 to 2013); Vice President Global Finance Transformation (2007 to 2009); Vice President and Controller (1999 to 2007), The Coca-Cola Company.	Trustee (since 2017), Virtus Asset Trust (25 portfolios), Virtus Equity Trust (11 portfolios), Virtus Opportunities Trust (28 portfolios), Virtus Retirement Trust (10 portfolios), Virtus Variable Insurance Trust (9 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2014), Total System Services, Inc.; and Trustee (2005 to 2017), RidgeWorth Funds.

Name and Year of Birth	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
McLoughlin, Philip Chairman YOB: 1946	Since 1989	94	Retired.	Director and Chairman (since 2016), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Director and Chairman (since 2014) Duff & Phelps Select Energy MLP Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee and Chairman (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (9 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director (since 1991) and Chairman (since 2010), Lazard World Trust Fund (closed-end investment firm in Luxembourg); Trustee (since 1993) and Chairman (since 2002), Virtus Retirement Trust (10 portfolios); Trustee (since 1996) and Chairman (since 2002), Virtus Equity Trust (11 portfolios); Trustee (since 1999) and Chairman (since 2002), Virtus Opportunities Trust (28 portfolios); and Trustee (since 1989) and Chairman (since 2002), Virtus Asset Trust (25 portfolios).
McNamara, Geraldine M. YOB: 1951	Since 1989	90	Retired.	Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (9 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Trustee (since 2002), Virtus Asset Trust (25 portfolios); and Trustee (since 2001), Virtus Equity Trust (11 portfolios), Virtus Opportunities Trust (28 portfolios) and Virtus Retirement Trust (10 portfolios).

Name and Year of Birth	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Oates, James M. YOB: 1946	Since 2005	90	Managing Director (since 1994), Wydown Group (consulting firm).	Director (since 2016), Virtus Global Dividend & Income Fund Inc. and Virtus Total Return Fund; Trustee (since 2016), Virtus Variable Insurance Trust (9 portfolios); Director (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Trustee (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2011), Virtus Global Multi-Sector Income Fund; Trustee (since 2005) and Chairperson (2005 to 2017), John Hancock Fund Complex (227 portfolios); Trustee (since 2005), Virtus Asset Trust (25 portfolios); Director (2002 to 2014), New Hampshire Trust Company; Chairman (2000 to 2016), Emerson Investment Management, Inc.; Non-Executive Chairman (2000 to 2014), Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services); Trustee (since 2000), Virtus Opportunities Trust (28 portfolios); Chairman and Director (1999 to 2014), Connecticut River Bank; Director (since 1996), Stifel Financial; and Trustee (since (1996), Virtus Equity Trust (11 portfolios) and Virtus Retirement Trust (10 portfolios).
Segerson, Richard E. YOB: 1946	Since 2005	86	Retired. Managing Director (1998 to 2013), Northway Management Company.	Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios) and Virtus Variable Insurance Trust (9 portfolios);Trustee (since 2005), Virtus Asset Trust (25 portfolios); Trustee (since 2000), Virtus Opportunities Trust (28 portfolios); and Trustee (since 1996) Virtus Equity Trust (11 portfolios) and Virtus Retirement Trust (10 portfolios).
*    Those Trustees listed as “Independent Trustees” are not “interested persons” of the Trust, as that term is defined in the 1940 Act.
Interested Trustee**

Name and Year of Birth	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Aylward, George R. YOB: 1964	Since 2006	92	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various senior officer positions with Virtus affiliates (since 2005).	Chairman and Trustee (since 2015), Virtus ETF Trust II (2 funds); Director, President and Chief Executive Officer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Trustee and President (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Virtus Global Funds, PLC (3 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (9 portfolios); Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Director, President and Chief Executive Officer (since 2006), Virtus Global Dividend & Income Fund Inc. and Virtus Total Return Fund Inc.; and Trustee and President (since 2006) and Executive Vice President (2004 to 2006), Virtus Asset Trust (25 portfolios), Virtus Equity Trust (11 portfolios), Virtus Opportunities Trust (28 portfolios) and Virtus Retirement Trust (10 portfolios).
**   Mr. Aylward is an “interested person” as defined in the Investment Company Act of 1940, by reason of his position as President and Chief Executive Officer of Virtus, the ultimate parent company of the Adviser, and various positions with its affiliates including the Adviser.
Officers of the Trust Who Are Not Trustees
Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Batchelar, Peter YOB: 1970	Senior Vice President (since 2017).	Senior Vice President (since 2017) and Vice President (2008 to 2017), Product Development, Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017) Virtus Asset Trust and Virtus Retirement Trust; Senior Vice President (since 2017) and Vice President (2008 to 2017), Virtus Equity Trust and Virtus Opportunities Trust; Senior Vice President (since 2017) and Vice President (2010 to 2017), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017) and Vice President (2016 to 2017), Virtus Global Multi-Sector Income Fund and Duff & Phelps Select Energy MLP Fund Inc.; and Senior Vice President (since 2017) and Vice President (2008 to 2017), Virtus Alternative Solutions Trust.

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Bradley, W. Patrick YOB: 1972	Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006).	Executive Vice President, Fund Services (since 2016), and Senior Vice President, Fund Services (2010 to 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), and Chief Financial Officer and Treasurer (since 2004), Virtus Variable Insurance Trust; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006), Virtus Asset Trust, Virtus Equity Trust, Virtus Opportunities Trust and Virtus Retirement Trust; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2012 to 2013) and Treasurer and Chief Financial Officer (since 2010), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), and Chief Financial Officer and Treasurer (since 2011), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2016), Senior Vice President (2014 to 2016), Chief Financial Officer and Treasurer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Vice President and Assistant Treasurer (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Director (since 2013), Virtus Global Funds, PLC; and Executive Vice President (since 2016), Senior Vice President (2013 to 2016), and Chief Financial Officer and Treasurer (since 2013), Virtus Alternative Solutions Trust.
Carr, Kevin J. YOB: 1954	Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005).	Vice President and Senior Counsel (2017 to Present), Senior Vice President (2009 to 2017), Vice President, Counsel and Secretary (2008 to 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2005) with Virtus affiliates; Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Asset Trust, Virtus Equity Trust, Virtus Opportunities Trust and Virtus Retirement Trust; Senior Vice President (2013 to 2014), Vice President (2012 to 2013), Secretary and Chief Legal Officer (2005 to 2013), and Assistant Secretary (2013 to 2014 and since 2017), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Assistant Secretary (since 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Senior Vice President (2013 to 2014), Vice President (2011 to 2013), and Assistant Secretary (since 2011), Virtus Global Multi-Sector Income Fund; Assistant Secretary (since 2015), Duff & Phelps Select Energy MLP Fund Inc.; Senior Vice President (since 2017) and Assistant Secretary (since 2013), Virtus Alternative Solutions Trust; Secretary (since 2015), ETFis Series Trust I; and Secretary (since 2015), Virtus ETF Trust II.

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Engberg, Nancy J. YOB: 1956	Senior Vice President (since 2017), Vice President and Chief Compliance Officer (2011 to 2017), and Chief Compliance Officer (since 2011).	Senior Vice President (since 2017), Vice President (2008 to 2017) and Chief Compliance Officer (2008 to 2011 and since 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Asset Trust, Virtus Equity Trust, Virtus Opportunities Trust and Virtus Retirement Trust; Senior Vice President (since 2017), Vice President (2010 to 2017) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Global Multi-Sector Income Fund; Senior Vice President (since 2017), Vice President (2012 to 2017) and Chief Compliance Officer (since 2012), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Vice President (2013 to 2017) and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Senior Vice President (since 2017), Vice President (2014 to 2017) and Chief Compliance Officer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Chief Compliance Officer (since 2015), ETFis Series Trust I; and Chief Compliance Officer (since 2015), Virtus ETF Trust II.
Short, Julia R. YOB: 1972	Senior Vice President (since 2017).	Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017), Virtus Alternative Solutions Trust, Virtus Asset Trust, Virtus Equity Trust, Virtus Opportunities Trust, Virtus Retirement Trust and Virtus Variable Insurance Trust; and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).
Waltman, Francis G. YOB: 1962	Executive Vice President (since 2013), Senior Vice President (2008 to 2013).	Executive Vice President, Product Development (since 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2013), Senior Vice President (2008 to 2013), Virtus Asset Trust, Virtus Equity Trust, Virtus Opportunities Trust and Virtus Retirement Trust; Executive Vice President (since 2013), and Senior Vice President (2010 to 2013), Virtus Variable Insurance Trust; Executive Vice President (since 2013), and Senior Vice President (2011 to 2013), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Director (since 2013), Virtus Global Funds PLC; and Executive Vice President (since 2013), Virtus Alternative Solutions Trust.
Leadership Structure and the Board of Trustees
The Board is currently composed of 12 trustees, including 11 Independent Trustees. In addition to four regularly scheduled meetings per year, the Board holds special meetings either in person or via telephone to discuss specific matters that may require consideration prior to the next regular meeting. As discussed below, the Board has established several standing committees to assist the Board in performing its oversight responsibilities, and each such committee has a chairperson. The Board may also designate working groups or ad hoc committees as it deems appropriate.
The Board has appointed Mr. McLoughlin, an Independent Trustee, to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and between meetings generally acts as a liaison with the Trust’s service providers, officers, legal counsel, and the other Trustees. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, or as assigned by the Board, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.

The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees or working groups of Trustees and the full Board in a manner that enhances effective oversight. Mr. McLoughlin previously served as the Chairman and Chief Executive Officer of the company that is now Virtus; however, he is now an Independent Trustee due to (a) the fact that Virtus is no longer affiliated with The Phoenix Companies, Inc. (which was its parent company when Mr. McLoughlin retired) and (b) the passage of time. As a result of this balance, it is believed that Mr. McLoughlin has the ability to provide independent oversight of the Trust’s operations within the context of his detailed understanding of the perspective of the Adviser and the Trust’s other service providers. The Board therefore considers leadership by Mr. McLoughlin as enhancing the Board’s ability to provide effective independent oversight of the Trust’s operations and meaningful representation of the shareholders’ interests.
The Board also believes that having a super-majority of Independent Trustees is appropriate and in the best interest of the Funds’ shareholders. Nevertheless, the Board also believes that having an interested person serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, crucial elements in its decision-making process. In addition, the Board believes that Mr. Aylward, who is currently the Chairman and President of the Adviser, and the President and Chief Executive Officer of Virtus, and serves in various executive roles with other affiliates of the Adviser who provide services to the Trust, provides the Board with the Adviser’s perspective in managing and sponsoring the Virtus Mutual Funds as well as the perspective of other service providers to the Trust. The leadership structure of the Board may be changed at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.
The Board has established several standing committees to oversee particular aspects of the Funds’ management. The members of each Committee are set forth below:
The Audit Committee
The Audit Committee is responsible for overseeing the Funds’ accounting and auditing policies and practices. The Audit Committee reviews the Funds’ financial reporting procedures, their system of internal control, the independent audit process, and the Funds’ procedures for monitoring compliance with investment restrictions and applicable laws and regulations and with the Code of Ethics. The Audit Committee is composed entirely of Independent Trustees; its members are Thomas J. Brown, Chairperson, Donald C. Burke, Roger A. Gelfenbien, Connie D. McDaniel and Richard E. Segerson. The Committee met two times during the Trust’s last fiscal period.
The Compliance Committee
The Compliance Committee is responsible for overseeing the Funds’ compliance matters. The Compliance Committee oversees and reviews (1) information provided by the Funds’ officers, including the Funds’ CCO, the Funds’ investment adviser and other principal service providers, and others as appropriate; (2) the codes of ethics; (3) whistleblower reports; (4) cybersecurity programs; and (5) distribution programs. The Compliance Committee is composed entirely of Independent Trustees; its members are Hassell H. McClellan, Chairperson, Sidney E. Harris, John R. Mallin, Geraldine M. McNamara, and James M. Oates. The Committee met two times during the Trust’s last fiscal period.
The Executive Committee
The function of the Executive Committee is to serve as a delegate of the full Board, as well as act on behalf of the Board when it is not in session, subject to limitations as set by the Board. The Executive Committee is composed entirely of Independent Trustees; its members are Philip R. McLoughlin, Chairperson, Thomas J. Brown, Hassell H. McClellan and James M. Oates. The Committee did not meet during the Trust’s last fiscal year.
The Governance and Nominating Committee
The Governance and Nominating Committee is responsible for developing and maintaining governance principles applicable to the Funds, for nominating individuals to serve as Trustees, including as Independent Trustees, and annually evaluating the Board and Committees. The Governance and Nominating Committee is composed entirely of Independent Trustees; its members are James M. Oates, Chairperson, Philip R. McLoughlin and Geraldine M. McNamara. The Committee met two times during the Trust’s last fiscal period.
The Governance and Nominating Committee considers candidates for trusteeship and makes recommendations to the Board with respect to such candidates. There are no specific required qualifications for trusteeship. The committee considers all relevant qualifications of candidates for trusteeship, such as industry knowledge and experience, financial expertise, current employment and other board memberships, and whether the candidate would be qualified to be considered an Independent Trustee. The Board believes that having among its members a diversity of viewpoints, skills and experience and a variety of complementary skills enhances the effectiveness of the Board in its oversight role. The committee considers the qualifications of candidates for trusteeship in this context.
The Board has adopted a policy for consideration of Trustee nominees recommended by shareholders. With regards to such policy, an individual shareholder or shareholder group submitting a nomination must hold either individually or in the aggregate for at least one full year as of the date of nomination 5% of the shares of a series of the Trust, among other qualifications and restrictions. Shareholders or shareholder groups submitting nominees must comply with all requirements set forth in the Trust’s policy for consideration of Trustee nominees recommended by shareholders and any such submission must be in writing, directed to the Trust’s secretary. Any shareholder nominee recommendations should be sent to the attention of the committee in care of the Trust’s Secretary, and should include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an Independent Trustee, if applicable. Shareholder nominees for Trustee will be given the same consideration as any candidate provided the nominee meets certain minimum requirements.
Information about Each Trustee’s Qualification, Experience, Attributes or Skills
In addition to the information set forth above, the following provides further information about each Trustee’s specific experience, qualifications, attributes or skills. The information in this section should not be understood to mean that any of the Trustees is an “expert” within the meaning of the federal securities laws.
George R. Aylward
In addition to his positions with the Trust, Mr. Aylward is a Director and the President and Chief Executive Officer of Virtus, the ultimate parent company of the Adviser. He also holds various executive positions with the Adviser, certain Funds’ subadvisers, the Distributor and the Administrator to the Trust, and various of their affiliates, and previously held such positions with the former parent company of Virtus. He therefore has experience in all aspects of the development and management of registered investment companies, and the handling of various financial, staffing, regulatory and operational issues. Mr. Aylward is a certified public accountant and holds an MBA, and he also serves as an officer and director/trustee of several open-end and closed-end funds managed by the Adviser and its affiliates.
Thomas J. Brown
Mr. Brown, currently retired, was employed in senior business and accounting roles with financial services companies for over twenty-five years, and he has over sixteen years of experience as a director/trustee of unaffiliated funds. Mr. Brown is also a trustee of several other open-end funds managed by the Adviser.
Donald C. Burke
Mr. Burke, currently retired, has extensive experience with mutual funds, including as president and Chief Executive Officer of a major fund complex, and subsequently as an independent trustee of another major fund complex. He also has extensive knowledge of the utility industry, derived from his service on the board of a public company involved in the production, transmission and distribution of energy. He is also a director/trustee of several open-end and closed-end funds managed by the Adviser and its affiliates.
Roger A. Gelfenbien
Mr. Gelfenbien, currently retired, was employed as an accountant and consultant in the financial services sector for over thirty years, as well as having over eleven years experience with an unaffiliated fund as a director. Mr. Gelfenbien is also a trustee of several other open-end funds managed by the Adviser.
Sidney E. Harris
Dr. Sidney Harris has extensive knowledge of best practices in executive management, familiarity with international business practices and expertise in corporate strategy implementation, risk management, technology, asset management compliance and investments. Dr. Harris is currently Professor and Dean Emeritus at the J. Mack Robinson College of Business at Georgia State University. He has been affiliated with the J. Mack Robinson College of Business since 1997, serving as Professor (1997 to 2014) and Dean (1997 to 2004). Most recently, Dr. Harris was Professor of Computer Information Systems, Management and International Business. Prior to joining Georgia State University, Dr. Harris was Professor (1987 to 1996) and former Dean (1991 to 1996) of the Peter F. Drucker Graduate School of Management at Claremont Graduate University (currently Peter F. Drucker and Masotoshi Ito Graduate School of Management). He served as Independent Trustee of the RidgeWorth Funds Board of Trustees (2004 to 2017) and as Independent Chairman (2007 to 2017). He served as a member of the RidgeWorth Funds Governance and

Nominating Committee (2004 to 2017) and Audit Committee (2006 to 2017). Dr. Harris previously served on the Board of Transamerica Investors (1995 to 2005). Dr. Harris is a Director of Total System Services, Inc. He serves on the Board of Directors of KIPP Metro Atlanta and is Chairman of the International University of the Grand-Bassam (IUGB) Foundation.
John R. Mallin
Mr. Mallin is a real estate partner and former practice group leader for the Real Property Practice Group at McCarter & English LLP. During his career, he has been involved in all aspects of real estate development and financial transactions related to real estate. Mr. Mallin also has oversight and corporate governance experience as a director, including as a chair, of non-profit entities. Mr. Mallin is also a trustee of several other open-end funds managed by the Adviser.
Hassell H. McClellan
Mr. McClellan, currently retired, has extensive business experience in advising and consulting with companies to improve the companies’ management and operations, as well as serving as a business educator at several colleges. Mr. McClellan also has over twelve years of experience as a director of unaffiliated funds. Mr. McClellan is also a trustee of several other open-end funds managed by the Adviser.
Connie D. McDaniel
Ms. McDaniel, currently retired, has extensive domestic and international business experience, particularly with respect to finance, strategic planning, risk management and risk assessment functions. She is retired from The Coca-Cola Company, where she served as Vice President and Chief of Internal Audit, Corporate Audit Department (2009 to 2013), Vice President, Global Finance Transformation (2007 to 2009), Vice President and Controller (1999 to 2007), and held various management positions (1989 to 1999). While at The Coca-Cola Company, Ms. McDaniel chaired that company’s Ethics and Compliance Committee (2009 to 2013) and developed a knowledge of corporate governance matters. Prior to The Coca-Cola Company, she was associated with Ernst & Young (1980 to 1989). Ms. McDaniel served as Independent Trustee of the RidgeWorth Funds Board of Trustees from 2005 to 2017. She was Chairman of the RidgeWorth Funds Audit Committee (2008 to 2017), designated Audit Committee Financial Expert (2007 to 2017) and a member of the RidgeWorth Funds Governance and Nominating Committee (2015 to 2017). Ms. McDaniel is also a Director of Total System Services, Inc. and currently serves as Chair of the Georgia State University Robinson College of Business Board of Advisors.
Philip R. McLoughlin
Mr. McLoughlin has an extensive legal, financial and asset management background. In 1971, he joined Phoenix Investment Partners, Ltd. (then, Phoenix Equity Planning Corp.), the predecessor of Virtus Investment Partners, Inc., as Assistant Counsel with responsibility for various compliance and legal functions. During his tenure, Mr. McLoughlin assumed responsibility for most functions in the firm's advisory, broker-dealer and fund management operations, and eventually ascended to the role of President. Mr. McLoughlin then served as General Counsel, and later Chief Investment Officer, of Phoenix Mutual Life Insurance Company, the parent company of Phoenix Investment Partners. Among other functions, he served as the senior management liaison to the boards of directors of the insurance company's mutual funds and closed-end funds, and had direct oversight responsibility for the funds' portfolio managers. In 1994, Mr. McLoughlin was named Chief Executive Officer of Phoenix Investment Partners, and continued in that position, as well as Chief Investment Officer of Phoenix Mutual Life Insurance Company, until his retirement in 2002.
Geraldine M. McNamara
Ms. McNamara was an executive at U.S. Trust Company of New York for 24 years, where she rose to the position of Managing Director. Her responsibilities at U.S. Trust included the oversight of U.S. Trust’s personal banking business. In addition to her managerial and banking experience, Ms. McNamara has experience in advising individuals on their personal financial management, which has given her an enhanced understanding of the goals and expectations that individual investors may have. Ms. McNamara is also a trustee of several open-end and closed-end funds managed by the Adviser and its affiliates.
James M. Oates
Mr. Oates was instrumental in the founding of a private global finance, portfolio management and administration company, and he has also served in executive and director roles for various types of financial services companies. As a senior officer and director of investment management companies, Mr. Oates has experience in investment management. He also previously served as chief executive officer of two banks, and holds an MBA. Mr. Oates also has experience as a director of other publicly traded companies and has served for a number of years as the Chairman of the Board of a large family of mutual funds unaffiliated with the Trust. Mr. Oates is also a director/trustee of several open-end and closed-end funds managed by the Adviser and its affiliates.
Richard E. Segerson
Mr. Segerson has served in financial and other executive roles with various operating companies, including serving as the Chief Financial Officer, Controller and Chief Operating Officer of such entities. These roles have provided him with an understanding of financial and operational issues, as has his experience as a public accountant. Mr. Segerson also has over 30 years of experience serving as a trustee to various mutual funds, and he holds an MBA. Mr. Segerson also has served for a number of years as the Managing Director of a family office, providing wealth management services to individuals. This experience enhances his understanding of the perspective of individual fund shareholders. Mr. Segerson is also a trustee of several other open-end funds managed by the Adviser.
Board Oversight of Risk Management
As a registered investment company, the Trust is subject to a variety of risks, including investment risks, financial risks, compliance risks and regulatory risks. As part of its overall activities, the Board oversees the management of the Trust’s risk management structure by the Trust’s Adviser, Administrator, Distributor, Transfer Agent, officers and others. The responsibility to manage the Funds’ risk management structure on a day-to-day basis is subsumed within the other responsibilities of these parties.
The Board considers risk management issues as part of its general oversight responsibilities throughout the year at regular meetings of the Board and its committees, and within the context of any ad hoc communications with the Trust’s service providers and officers. The Trust’s Adviser, subadvisers, Distributor, Administrator, Transfer Agent, officers and legal counsel prepare regular reports to the Board that address certain investment, valuation, compliance and other matters, and the Board as a whole or its committees may also receive special written reports or presentations on a variety of risk issues at the request of the Board, a committee, the Chairman or a senior officer.
The Board receives regular written reports describing and analyzing the investment performance of the Funds. In addition, the portfolio managers of the Funds and senior management of the Funds’ subadvisers meet with the Board periodically to discuss portfolio performance and answer the Board’s questions with respect to portfolio strategies and risks. To the extent that a Fund changes a primary investment strategy, the Board generally is consulted in advance with respect to such change.
The Board receives regular written reports from the Trust’s Chief Financial Officer that enable the Board to monitor the number of fair valued securities in the Funds’ portfolios, the reasons for the fair valuation and the methodology used to arrive at the fair value. Such reports also include information concerning illiquid securities within the Funds’ portfolios. The Board and/or the Audit Committee may also review valuation procedures and pricing results with the Funds’ independent auditors in connection with the review of the results of the audit of the Funds’ year-end financial statements.
The Board also receives regular compliance reports prepared by the compliance staff of the Adviser and meets regularly with the Trust’s CCO to discuss compliance issues, including compliance risks. As required under applicable rules, the Independent Trustees meet regularly in executive session with the CCO, and the CCO prepares and presents an annual written compliance report to the Board. The CCO, as well as the compliance staff of the Adviser and Virtus, provide the Board with reports on their examinations of functions and processes within the Adviser and the subadvisers that affect the Funds. The Board also adopts compliance policies and procedures for the Trust and approves such procedures for the Trust’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.
In its annual review of the Funds’ advisory, subadvisory and distribution agreements, the Board reviews information provided by the Adviser, the subadvisers and the Distributor relating to their operational capabilities, financial conditions and resources. The Board may also discuss particular risks that are not addressed in its regular reports and processes.
The Board recognizes that it is not possible to identify all of the risks that may affect the Funds or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board periodically reviews the effectiveness of its oversight of the Funds and the other funds in the Virtus Mutual Funds family, and the processes and controls in place to limit identified risks. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Trustees’ Fund Holdings
As of December 31, 2017, the Trustees beneficially owned shares of the Funds as set forth in the table below.
Independent Trustees	Dollar Range of Equity Securities in a Fund of the Trust	Aggregate Dollar Range of Trustee Ownership in all Funds Overseen by Trustee in Family of Investment Companies*
Thomas J Brown	Ceredex Mid-Cap Value Equity Fund – $10,001-$50,000	Over $100,000
Donald C. Burke	None	Over $100,000
Roger A. Gelfenbien	None	None
Sidney E. Harris	Ceredex Mid-Cap Value Equity Fund – $50,001-$100,000 Floating Rate High Income Fund – $50,001-$100,000 WCM International Equity Fund – $10,001-$50,000	Over $100,000
John R. Mallin	None	Over $100,000
Hassell H. McClellan	None	None
Connie D. McDaniel
Virtus Ceredex Large-Cap Value Fund – $10,001-$50,000
Virtus Ceredex Mid-Cap Value Equity Fund – $50,001-$100,000
Virtus Ceredex Small-Cap Value Equity Fund – $50,001-$100,000
Virtus Seix Floating Rate High Income Fund – $10,001-$50,000
Virtus Seix High Yield Bond Fund – $50,001-$100,000
Virtus Silvant Large-Cap Growth Fund – $10,001-$50,000
Virtus Zevenbergen Innovative Growth Stock Fund – $50,001-$100,000
Over $100,000
Philip McLoughlin	None	Over $100,000
Geraldine M. McNamara	None	Over $100,000
James M. Oates	None	Over $100,000
Richard E. Segerson	None	Over $100,000

*
Holdings exclude any exposure through the Deferred Compensation Plan, which may be counted towards the Trustee Ownership Policy but are not considered ownership for any other purpose.

Interested Trustee
George R. Aylward	None	Over $100,000
As of April 3, 2018, the Trustees and officers as a group owned less than 1% of the then outstanding shares of any of the Funds.
Trustee Compensation
Trustees who are not employed by the Adviser or its affiliates receive an annual retainer and fees and expenses for attendance at Board and Committee meetings. Officers and employees of the Adviser of the Funds who are interested persons are compensated for their services by the Adviser of the Funds, or an affiliate of the Adviser of the Funds, and receive no compensation from the Funds. The Trust does not have any retirement plan for its Trustees.
For the Trust’s fiscal period ended December 31, 2017*, the current Trustees received the following compensation:
	Aggregate Compensation from Trust	Total Compensation From Trust and Fund Complex Paid to Trustees
Independent Trustees
Thomas J. Brown	$51,569	$140,394 (87 funds)
Donald C. Burke	$47,003	$174,272 (91 funds)
Roger A. Gelfenbien	$47,003	$127,894 (87 funds)
Sidney E. Harris	$50,268	$136,086 (87 funds)
John R. Mallin	$47,003	$127,894 (87 funds)
Hassell H. McClellan	$57,963	$157,894 (87 funds)
Connie D. McDaniel	$43,556	$117,825 (87 funds)
Philip R. McLoughlin	$85,363	$356,144 (95 funds)
Geraldine M. McNamara	$54,309	$194,271 (91 funds)

	Aggregate Compensation from Trust	Total Compensation From Trust and Fund Complex Paid to Trustees
James M. Oates	$49,743	$204,144 (91 funds)
Richard E. Segerson	$47,003	$127,894 (87 funds)
Interested Trustee
George R. Aylward	None	None
*    Effective September 21, 2017, the Trust moved its fiscal year to be December 31 of each year.
Sales Loads
The Trust’s Trustees are permitted to invest in Class I shares of each Fund without initial or subsequent minimum investment requirements. Class I shares do not carry a sales load.
Code of Ethics
The Trust, its Adviser, subadvisers and Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. Personnel subject to the Codes of Ethics may purchase and sell securities for their personal accounts, including securities that may be purchased, sold or held by the Funds, subject to certain restrictions and conditions. Generally, personal securities transactions are subject to preclearance procedures, reporting requirements and holding period rules. The Codes also restrict personal securities transactions in private placements, initial public offerings and securities in which a Fund has a pending order. The Trust has also adopted a Code of Ethics for Chief Executive and Senior Financial Officers as required by Section 406 of the Sarbanes-Oxley Act of 2002.
Proxy Voting Policies
The Trust has adopted a Policy Regarding Proxy Voting (the "Policy") stating the Trust’s intention for the Funds to exercise stock ownership rights with respect to portfolio securities in a manner that is reasonably anticipated to further the best economic interests of shareholders of the Funds. The Funds or their voting delegates will endeavor to analyze and vote all proxies that are likely to have financial implications, and where appropriate, to participate in corporate governance, shareholder proposals, management communications and legal proceedings. The Funds or their voting delegates must also identify potential or actual conflicts of interest in voting proxies and must address any such conflict of interest in accordance with the Policy.
In the absence of a specific direction to the contrary from the Board, the Adviser or the subadviser that is managing a Fund is responsible for voting proxies for such Fund, or for delegating such responsibility to a qualified, independent organization engaged by the Adviser or respective subadviser to vote proxies on its behalf. The applicable voting party will vote proxies in accordance with the Policy or its own policies and procedures, which must be reasonably designed to further the best economic interests of the affected Fund shareholders. Because the Policy and the applicable voting party’s policies and procedures used to vote proxies for the Funds both are designed to further the best economic interests of the affected Fund shareholders, they are not expected to conflict with one another although the types of factors considered by the applicable voting party under its own policies and procedures may be in addition to or different from the ones listed below for the Policy.
The Policy specifies the types of factors to be considered when analyzing and voting proxies on certain issues when voting in accordance with the Policy, including, but not limited to:
•
Anti-takeover measures – the overall long-term financial performance of the target company relative to its industry competition.

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Corporate Governance Matters—tax and economic benefits of changes in the state of incorporation; dilution or improved accountability associated with changes in capital structure.

•
Contested elections – the qualifications of all nominees; independence and attendance record of board and key committee members; entrenchment devices in place that may reduce accountability.

•
Stock Option and Other Management Compensation Issues—executive pay and spending on perquisites, particularly in conjunction with sub-par performance and employee layoffs.

•
Shareholder proposals – whether the proposal is likely to enhance or protect shareholder value; whether identified issues are more appropriately or effectively addressed by legal or regulatory changes; whether the issuer has already appropriately addressed the identified issues; whether the proposal is unduly burdensome or prescriptive; whether the issuer’s existing approach to the identified issues is comparable to industry best practice.

The Funds and their voting delegates seek to avoid actual or perceived conflicts of interest of Fund shareholders, on the one hand, and those of the Adviser, subadviser, other voting delegate, Distributor, or any affiliated person of the Funds, on the other hand.
Depending on the type and materiality, the Board or its delegates may take the following actions, among others, in addressing any material conflicts of interest that arise with respect to voting (or directing voting delegates to vote): (i) rely on the recommendations of an established, independent third party proxy voting vendor; (ii) vote pursuant to the recommendation of the proposing delegate; (iii) abstain; (iv) where two or more delegates provide conflicting requests, vote shares in proportion to the assets under management of each proposing delegate; (v) vote shares in the same proportion as the vote of all other shareholders of such issuer; or (vi) the Adviser may vote proxies where the subadviser has a direct conflict of interest. The Policy requires each Adviser/subadviser that is a voting delegate to notify the Chief Compliance Officer of the Trust (or, in the case of a subadviser, the Chief Compliance Officer of the Adviser) of any actual or potential conflict of interest that is identified, and provide a recommended course of action for protecting the best interests of the affected Fund’s shareholders. No Adviser/subadviser or other voting delegate may waive any conflict of interest or vote any conflicted proxies without the prior written approval of the Board (or the Executive Committee thereof) or the Chief Compliance Officer of the Trust.
The Policy further imposes certain record-keeping and reporting requirements on each Adviser/subadviser or other voting delegate.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available, no later than August 31 of each year, free of charge by calling, toll-free, 800.243.1574, or on the SEC’s Web site at www.sec.gov.
The Adviser is tasked with voting any proxies received by the Funds. Following is information about the policies and procedures followed by the Adviser in voting proxies for the Funds.
The Adviser’s Proxy Committee (“Committee”) is responsible for establishing policies and procedures designed to enable the Adviser to ethically and effectively discharge its fiduciary obligation to vote all applicable proxies on behalf of all discretionary client accounts and funds. Annually (or more often as needed), the Committee will review, reaffirm and/or amend guidelines, strategies and proxy policies (collectively, the Adviser’s “Proxy Guidelines”) for all client accounts, funds and product lines. The Adviser’s goal is to vote proxies for proposals that it deems to be in the best economic interest of its clients, as a whole, as shareholders and beneficiaries of those actions. The Committee recognizes that each proxy vote must be evaluated on its own merits. Factors such as a company’s organizational structure, executive and operational management, Board of Directors structure, corporate culture and governance process, and the impact of economic, environmental and social implications remain key elements in all voting decisions.
The Adviser votes all shares in accordance with the Proxy Guidelines unless the client chooses custom guidelines. In the case that a ballot item is not covered under the policy or is designated in the Proxy Guidelines as to be considered on a case-by-case basis, a research analyst or portfolio manager will review the available information and will utilize such information, along with his or her knowledge of the company, to make a vote recommendation to the Committee. The Committee members consider the information and recommendation and will then vote on that ballot item.
When a potential conflict exists in connection with a proxy vote, the Committee has determined that the most fair and reasonable procedure in order to properly address all conflict concerns is to retain an independent fiduciary to vote any ballot items designated in the Proxy Guidelines as to be considered on a case-by-case basis and to otherwise vote the items in accordance with the designation in the Proxy Guidelines. As a result, if the Proxy Guidelines indicate the Adviser will vote for or against items of the type matching the ballot item, that item will be voted accordingly, even it if is a conflict security. Additional conflicts of interests will be evaluated by the Committee on an individual basis. Although the Adviser does its best to alleviate known conflicts, there is no guarantee that all situations have been or will be mitigated through proxy policy incorporation.
A copy of the complete Proxy Guidelines may be obtained by sending an email request to the Adviser’s Proxy Voting Committee Administrator at proxyoperations@virtus.com.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
As of April 3, 2018, the persons who owned of record, or were known by the Trust to own beneficially, 5% or more of the outstanding shares of any class, or 25% or more of the outstanding shares of all classes, of the Funds included in this SAI are shown in Appendix B — Control Persons and Principal Shareholders.

INVESTMENT ADVISORY AND OTHER SERVICES
Investment Adviser
The investment adviser to each of the Funds is Virtus Fund Advisers, LLC (formerly, RidgeWorth Capital Management LLC), located at 3333 Piedmont Road, NE, Suite 1500, Atlanta, Georgia 30305 and 100 Pearl Street, Hartford, Connecticut 06103. The Adviser, an indirect, wholly-owned subsidiary of Virtus, is a professional investment management firm registered with the SEC. As of December 31, 2017, the Adviser had approximately $36.5 billion in assets under management.
Investment Advisory Agreement and Expense Limitation Agreement
The investment advisory agreement, approved by the Board, provides that the Trust will bear all costs and expenses (other than those specifically referred to as being borne by the Adviser) incurred in the operation of the Trust. Such expenses include, but shall not be limited to, all expenses incurred in the operation of the Trust and any public offering of its shares, including, among others, leverage expenses, acquired fund fees and expenses, interest, taxes, brokerage fees and commissions, fees of Trustees who are not employees of the Adviser, Virtus or any of its affiliates, expenses of Trustees, and shareholders’ meetings, expenses of printing and mailing proxy soliciting material, expenses of the insurance premiums for fidelity and other coverage, expenses of the repurchase and redemption of shares, expenses of the issue and sale of shares (to the extent not borne by VP Distributors under its agreement with the Trust), association membership dues, charges of custodians, transfer agents, dividend disbursing agents and financial agents, and bookkeeping, auditing and legal expenses. The Trust will also pay the fees and bear the expense of registering and maintaining the registration of the Trust and its shares with the SEC and registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to shareholders. If authorized by the Board, the Trust will also pay for extraordinary expenses and expenses of a non-recurring nature which may include, but shall not be limited to, the reasonable cost of any reorganization or acquisition of assets and the cost of legal proceedings to which the Trust is a party.
Each Fund will pay expenses incurred in its own operation and will also pay a portion of the Trust’s general administration expenses allocated on the basis of the asset values of the respective Funds.
For managing, or directing the management of, the investments of each fund, the Adviser is entitled to a fee, payable monthly, at the following annual rates based on each Fund’s average daily net assets:
Fund	Investment Advisory Fee
Ceredex Large-Cap Value Equity Fund	0.70%
Ceredex Mid-Cap Value Equity Fund	0.75%
Ceredex Small-Cap Value Equity Fund	0.85%
Conservative Allocation Strategy Fund	0.10%
Growth Allocation Strategy Fund	0.10%
Seix Core Bond Fund	0.25%
Seix Corporate Bond Fund	0.40%
Seix Floating Rate High Income Fund	0.45%
Seix Georgia Tax-Exempt Bond Fund	0.50%
Seix High Grade Municipal Bond Fund	0.50%
Seix High Income Fund	0.55%
Seix High Yield Fund	0.45%
Seix Investment Grade Tax-Exempt Bond Fund	0.50%
Seix North Carolina Tax-Exempt Bond Fund	0.50%
Seix Short-Term Bond Fund	0.40%
Seix Short-Term Municipal Bond Fund	0.35%
Seix Total Return Bond Fund	0.25%
Seix U.S. Government Securities Ultra-Short Bond Fund	0.20%
Seix U.S. Mortgage Fund	0.40%
Seix Ultra-Short Bond Fund	0.22%
Seix Virginia Intermediate Municipal Bond Fund	0.50%
Silvant Large-Cap Growth Stock Fund	0.70%
Silvant Small-Cap Growth Stock Fund	0.85%
WCM International Equity Fund	0.85%

Fund	Investment Advisory Fee
Zevenbergen Innovative Growth Stock Fund	0.85%
The above fees are also subject to breakpoint discounts at the following asset levels for each Fund:
First $500 million = none — no discount from full fee
Next $500 million = 5% discount from full fee
Next $4 billion = 10% discount from full fee
Over $5 billion = 15% discount from full fee
The Adviser may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. The Adviser has contractually agreed to limit the annual operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any)) of the share classes of each Fund so that those expenses do not exceed, on an annualized basis, the following amounts through July 31, 2019 (expressed as a percentage of daily net assets):
	Class A	Class C	Class I	Class R	Class R6	Class T
Virtus Ceredex Large-Cap Value Equity Fund	1.24%	1.72%	0.97%	N/A	0.72%	1.24%
Virtus Ceredex Mid-Cap Value Equity Fund	1.38%	1.79%	1.08%	N/A	0.79%	1.38%
Virtus Ceredex Small-Cap Value Equity Fund	1.55%	1.90%	1.24%	N/A	N/A	1.55%
Virtus Conservative Allocation Strategy Fund	0.60%	1.30%	0.30%	N/A	N/A	0.60%
Virtus Growth Allocation Strategy Fund	0.69%	1.30%	0.50%	N/A	N/A	0.69%
Virtus Seix Core Bond Fund	0.64%	N/A	0.50%	0.91%	0.36%	0.64%
Virtus Seix Corporate Bond Fund	0.95%	1.65%	0.70%	N/A	N/A	0.95%
Virtus Seix Floating Rate High Income Fund	0.94%	1.52%	0.62%	N/A	0.52%	0.94%
Virtus Seix Georgia Tax-Exempt Bond Fund	0.75%	N/A	0.65%	N/A	N/A	0.85%
Virtus Seix High Grade Municipal Bond Fund	0.80%	N/A	0.65%	N/A	N/A	0.90%
Virtus Seix High Income Fund	1.03%	N/A	0.80%	1.22%	0.64%	1.03%
Virtus Seix High Yield Fund	0.82%	N/A	0.64%	1.04%	0.53%	0.82%
Virtus Seix Investment Grade Tax-Exempt Bond Fund	0.80%	N/A	0.65%	N/A	N/A	0.80%
Virtus Seix North Carolina Tax-Exempt Bond Fund	0.80%	N/A	0.65%	N/A	N/A	0.90%
Virtus Seix Short-Term Bond Fund	0.80%	1.57%	0.60%	N/A	N/A	0.85%
Virtus Seix Short-Term Municipal Bond Fund	0.65%	N/A	0.48%	N/A	N/A	0.75%
Virtus Seix Total Return Bond Fund	0.70%	N/A	0.46%	1.06%	0.31%	0.70%
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund	N/A	N/A	0.41%	N/A	0.26%	0.66%
Virtus Seix U.S. Mortgage Fund	0.90%	1.65%	0.70%	N/A	N/A	0.90%
Virtus Seix Ultra-Short Bond Fund	N/A	N/A	0.40%	N/A	N/A	0.65%
Virtus Seix Virginia Intermediate Municipal Bond Fund	0.79%	N/A	0.65%	N/A	N/A	0.89%
Virtus Silvant Large-Cap Growth Stock Fund	1.23%	1.90%	0.97%	N/A	0.90%	1.23%
Virtus Silvant Small-Cap Growth Stock Fund	1.42%	2.08%	1.30%	N/A	N/A	1.42%
Virtus WCM International Equity Fund	1.42%	N/A	1.20%	N/A	1.10%	1.42%
Virtus Zevenbergen Innovative Growth Stock Fund	1.50%	N/A	1.30%	N/A	N/A	1.50%
Following the contractual period, if any, the Adviser may discontinue the expense caps at any time. The Adviser may recapture operating expenses reimbursed under this arrangement, for a period of three years following the date on which such reimbursement occurred, subject to certain conditions.
The Adviser also may, at its discretion, from time to time pay for other Fund expenses from its own assets, or reduce the management fee of a Fund in excess of that required. Any fee reimbursed and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, provided the aggregate amount of the Fund’s current operating expense for such fiscal year does not exceed the applicable limitation on Fund expenses.

The investment advisory agreement also provides that the Adviser shall not be liable to the Trust or to any shareholder of the Trust for any error of judgment or mistake of law or for any loss suffered by the Trust or by any shareholder of the Trust in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard on the part of such Adviser in the performance of its duties thereunder.
Provided it has been approved by a vote of the majority of the outstanding shares of a Fund of the Trust which is subject to its terms and conditions, the investment advisory agreement continues from year to year with respect to such Fund so long as (1) such continuance is approved at least annually by the Board or by a vote of the majority of the outstanding shares of such Fund and (2) the terms and any renewal of the agreement with respect to such Fund have been approved by the vote of a majority of the Trustees who are not parties to the agreement or interested persons, as that term is defined in the 1940 Act, of the Trust or the relevant Adviser, cast in person at a meeting called for the purpose of voting on such approval. On sixty days’ written notice and without penalty the agreement may be terminated as to the Trust or as to a Fund by the Board or by the relevant Adviser and may be terminated as to a Fund by a vote of the majority of the outstanding shares of such Fund. The Agreement automatically terminates upon its assignment (within the meaning of the 1940 Act). The agreement provides that upon its termination, or at the request of the relevant Adviser, the Trust will eliminate all reference to Virtus from its name, and will not thereafter transact business in a name using the word Virtus.
Adviser Affiliates
George Aylward, Peter Batchelar and Frank Waltman, each serve as an officer of the Trust and as an officer and/or directors of the Adviser.
Advisory Fees
For services to the Funds (or Predecessor Funds, as applicable) during the fiscal years ended March 31, 2016 and 2017, and the fiscal period ended December 31, 2017*, the Adviser received fees shown in the table below, under the investment advisory agreements in effect. Of these totals, the Adviser received fees from each Fund (or Predecessor Fund, as applicable) as follows:
	Gross Advisory Fee ($)			Advisory Fee Waived and/or Expenses Reimbursed ($)			Net Advisory Fee ($)
Fund	3/31/2016	3/31/2017	12/31/2017	3/31/2016	3/31/2017	12/31/2017	3/31/2016	3/31/2017	12/31/2017
Ceredex Large-Cap Value Equity Fund	14,465,035	13,960,279	9,876,390	2,457,755	2,178,652	1,035,769	12,007,280	11,781,627	8,840,621
Ceredex Mid-Cap Value Equity Fund	26,903,880	22,594,937	15,782,899	239,140	243,891	75,834	26,664,740	22,351,046	15,707,065
Ceredex Small-Cap Value Equity Fund	8,848,043	7,779,690	5,369,196	0	2,929	18,560	8,848,043	7,776,761	5,350,636
Conservative Allocation Strategy Fund	65,950	55,209	29,448	57,158	59,801	69,720	8,792	(4,592)	(40,272)
Growth Allocation Strategy Fund	58,074	41,377	50,998	92,983	78,160	99,685	(34,909)	(36,783)	(48,687)
Seix Core Bond Fund	629,875	611,681	405,278	0	0	129,740	629,875	611,681	275,538
Seix Corporate Bond Fund	88,233	77,773	55,241	30,054	40,902	55,482	58,179	36,871	(241)
Seix Floating Rate High Income Fund	23,465,997	19,502,286	18,829,152	0	0	2,992,692	23,465,997	19,502,286	15,836,460
Seix Georgia Tax-Exempt Bond Fund	635,725	543,382	344,258	32,454	47,286	111,870	603,271	496,096	232,388
Seix High Grade Municipal Bond Fund	573,994	531,149	321,867	43,026	49,128	100,300	530,968	482,021	221,567
Seix High Income Fund	4,029,645	3,251,539	2,054,077	0	20,361	222,421	4,029,645	3,231,178	1,831,656
Seix High Yield Fund	2,862,692	2,475,941	1,661,369	0	0	304,178	2,862,692	2,475,941	1,357,191
Seix Investment Grade Tax-Exempt Bond	3,238,901	3,074,220	1,979,804	230,521	291,442	426,312	3,008,380	2,782,778	1,553,492
Seix North Carolina Tax-Exempt Bond Fund	167,104	146,069	86,212	27,322	26,028	66,031	139,782	120,041	20,181
Seix Short-Term Bond Fund	215,055	215,396	98,485	43,104	48,049	78,168	171,951	167,347	20,317
Seix Short-Term Municipal Bond Fund	149,091	117,677	86,602	46,670	57,092	79,550	102,421	60,585	7,052
Seix Total Return Bond Fund	2,747,821	2,443,768	1,723,512	2,074	0	454,345	2,745,747	2,443,768	1,269,167
Seix U.S. Government Securities Ultra-Short Bond Fund	3,029,253	2,859,419	2,013,439	0	0	596,201	3,029,253	2,859,419	1,417,238

	Gross Advisory Fee ($)			Advisory Fee Waived and/or Expenses Reimbursed ($)			Net Advisory Fee ($)
Fund	3/31/2016	3/31/2017	12/31/2017	3/31/2016	3/31/2017	12/31/2017	3/31/2016	3/31/2017	12/31/2017
Seix U.S. Mortgage Fund	114,410	134,253	75,495	44,867	43,772	68,539	69,543	90,481	6,956
Seix Ultra-Short Bond Fund	248,510	224,130	112,520	0	0	74,215	248,510	224,130	38,305
Seix Virginia Intermediate Municipal Bond Fund	507,743	319,847	175,206	28,628	32,565	80,519	479,115	287,282	94,687
Silvant Large-Cap Growth Stock Fund	1,911,815	1,604,583	866,064	331,753	292,474	206,908	1,580,062	1,312,109	659,156
Silvant Small-Cap Growth Stock Fund	796,245	401,915	221,194	63,957	46,193	57,754	732,288	355,722	163,440
WCM International Equity Fund	228,606	515,041	562,296	94,494	64,503	51,076	134,112	450,538	511,220
Zevenbergen Innovative Growth Stock Fund	281,146	203,727	180,528	17,391	26,011	35,729	263,755	177,716	144,799

*
Effective September 21, 2017, the Trust moved its fiscal year to be December 31 of each year.

Subadvisers and Subadvisory Agreements
The Adviser has entered into subadvisory agreements with respect to certain Funds. Each subadvisory agreement provides that the Adviser will delegate to the respective subadviser the performance of certain of its investment management services under the Investment Advisory Agreement with respect to each of the Funds for which that subadviser provides subadvisory services. Each subadviser furnishes at its own expense the office facilities and personnel necessary to perform such services. The Adviser remains responsible for the supervision and oversight of each subadviser’s performance. Each subadvisory agreement will continue in effect from year to year if specifically approved by the Trustees, including a majority of the Independent Trustees. The subadvisory fees are paid by the Adviser out of its advisory fees from the Funds.
Ceredex Value Advisors LLC — Ceredex Large-Cap Value Equity Fund, Ceredex Mid-Cap Value Equity Fund and Ceredex Small-Cap Value Equity Fund
Ceredex, an affiliate of the Adviser, is located at 301 East Pine Street, Suite 500, Orlando, Florida 32801. Ceredex is an investment adviser registered with the SEC. The firm was established in 2008 after 19 years functioning as RidgeWorth’s value style investment management team. As of December 31, 2017, Ceredex had approximately $10.1 billion in assets under management. Ceredex is a value equity asset management firm that seeks to identify catalysts that may lead to appreciation in undervalued, dividend-paying stocks.
For its services as subadviser, the Adviser pays Ceredex a fee at the rate of 50% of the net advisory fee paid by each Fund for which Ceredex acts as subadviser.
Seix Investment Advisors LLC — Seix Core Bond Fund, Seix Corporate Bond Fund, Seix Floating Rate High Income Fund, Seix Georgia Tax-Exempt Bond Fund, Seix High Grade Municipal Bond Fund, Seix High Income Fund, Seix High Yield Fund, Seix Investment Grade Tax-Exempt Bond Fund, Seix North Carolina Tax-Exempt Bond Fund, Seix Short-Term Bond Fund, Seix Short-Term Municipal Bond Fund, Seix Total Return Bond Fund, Seix U.S. Government Securities Ultra-Short Bond Fund, Seix U.S. Mortgage Fund, Seix Ultra-Short Bond Fund and Seix Virginia Intermediate Municipal Bond Fund
Seix, an affiliate of the Adviser, is located at One Maynard Drive, Suite 3200, Park Ridge, New Jersey 07656. Seix was established in 2008 as a wholly-owned subsidiary of RidgeWorth, and is an investment adviser registered with the SEC. Its predecessor, Seix Investment Advisors, Inc., was founded in 1992 and was independently owned until 2004 when the firm joined RidgeWorth as the institutional fixed income management division. As of December 31, 2017, Seix had approximately $24.8 billion in assets under management.
For its services as subadviser, the Adviser pays Seix a fee at the rate of 50% of the net advisory fee paid by each Fund for which Seix acts as subadviser.
Silvant Capital Management LLC — Silvant Large-Cap Growth Stock Fund and Silvant Small-Cap Growth Stock Fund
Silvant, an affiliate of the Adviser, is located at 3333 Piedmont Road, Suite 1500, Atlanta, Georgia 30305. Silvant is an investment adviser registered with the SEC. The firm was established in 2008 after 24 years functioning as RidgeWorth’s growth style investment management team. As of December 31, 2017, Silvant had approximately $1.1 billion in assets under management. Silvant focuses on managing growth equity products for a diverse range of institutional clients.

For its services as subadviser, the Adviser pays Silvant a fee at the rate of 50% of the net advisory fee paid by each Fund for which Silvant acts as subadviser.
WCM Investment Management — WCM International Equity Fund
WCM is located at 280 Brooks Street, Laguna Beach, California 92651. WCM is an investment adviser registered with the SEC. The firm was established in 1976. As of December 31, 2017, WCM had approximately $25.6 billion in assets under management.
For its services as subadviser, the Adviser pays WCM an annual fee paid equal to 60% of the first $500 million; 62% of the next $500 million; 63% of the next $4 billion; and 65% in excess of  $5 billion of the net advisory fee paid by WCM International Equity Fund.
Zevenbergen Capital Investments LLC — Zevenbergen Innovative Growth Stock Fund
Zevenbergen, a minority-owned affiliate of the Adviser, is located at 601 Union Street, Suite 4600 Seattle, Washington 98101. Zevenbergen is an investment adviser registered with the SEC. The firm was established in 1987 and, as of December 31, 2017, Zevenbergen had approximately $2.4 billion in assets under management. Zevenbergen specializes in aggressive growth-equity investment advisory services for separately managed portfolios and mutual funds.
For its services as subadviser, the Adviser pays Zevenbergen a fee at the rate of 0.44% of the net advisory fee paid by Zevenbergen Innovative Growth Stock Fund.
The following table shows the dollar amount of fees payable to each subadviser for managing the respective Fund(s) (or respective Predecessor Fund(s), as applicable), the amount of expenses reimbursed by the subadviser, and the actual fee received by the subadviser for the fiscal years ended March 31, 2016 and 2017, and the fiscal period ended December 31, 2017*.
Subadvisory Fee Table
	Gross Subadvisory Fee ($)			Subadvisory Fee Waived and/or Expenses Reimbursed ($)			Net Subadvisory Fee ($)
Fund	3/31/2016	3/31/2017	12/31/2017	3/31/2016	3/31/2017	12/31/2017	3/31/2016	3/31/2017	12/31/2017
Ceredex Large-Cap Value Equity Fund	7,232,517	6,980,140	4,938,195	0	0	260,473	7,232,517	6,980,140	4,677,722
Ceredex Mid-Cap Value Equity Fund	13,451,940	11,297,469	7,891,450	0	0	26,092	13,451,940	11,297,469	7,865,358
Ceredex Small-Cap Value Equity Fund	4,424,021	3,889,845	2,684,598	0	0	(3,821)	4,424,021	3,889,845	2,688,419
Seix Core Bond Fund	314,938	305,841	202,639	0	0	63,030	314,938	305,841	139,609
Seix Corporate Bond Fund	44,116	38,887	27,620	8,803	11,965	25,956	35,313	26,922	1,664
Seix Floating Rate High Income Fund	11,732,998	9,751,143	9,414,575	0	0	1,494,202	11,732,998	9,751,143	7,920,373
Seix Georgia Tax-Exempt Bond Fund	317,862	271,691	172,130	0	0	48,189	317,862	271,691	123,941
Seix High Grade Municipal Bond Fund	286,997	265,574	160,934	0	0	41,719	286,997	265,574	119,215
Seix High Income Fund	2,014,823	1,625,770	1,027,039	0	0	109,995	2,014,823	1,625,770	917,044
Seix High Yield Fund	1,431,346	1,237,971	830,684	0	0	147,951	1,431,346	1,237,971	682,733
Seix Investment Grade Tax-Exempt Bond	1,619,451	1,537,110	989,903	0	0	169,533	1,619,451	1,537,110	820,370
Seix North Carolina Tax-Exempt Bond Fund	83,552	73,034	43,105	0	2,716	30,239	83,552	70,318	12,866
Seix Short-Term Bond Fund	107,527	107,698	49,243	0	0	31,292	107,527	107,698	17,951
Seix Short-Term Municipal Bond Fund	74,545	58,838	43,329	6,581	14,585	35,590	67,964	44,253	7,739
Seix Total Return Bond Fund	1,373,910	1,221,884	861,755	0	0	226,963	1,373,910	1,221,884	634,792
Seix U.S. Government Securities Ultra-Short Bond Fund	1,514,626	1,429,709	1,006,720	0	0	296,117	1,514,626	1,429,709	710,603
Seix U.S. Mortgage Fund	57,205	67,126	37,748	8,922	1,237	30,675	48,283	65,889	7,073
Seix Ultra-Short Bond Fund	124,255	112,065	56,260	0	0	32,638	124,255	112,065	23,622
Seix Virginia Intermediate Municipal Bond Fund	253,872	159,924	87,602	0	0	34,712	253,872	159,924	52,890

	Gross Subadvisory Fee ($)			Subadvisory Fee Waived and/or Expenses Reimbursed ($)			Net Subadvisory Fee ($)
Fund	3/31/2016	3/31/2017	12/31/2017	3/31/2016	3/31/2017	12/31/2017	3/31/2016	3/31/2017	12/31/2017
Silvant Large-Cap Growth Stock Fund	955,907	802,291	433,033	12,330	0	66,861	943,577	802,291	366,172
Silvant Small-Cap Growth Stock Fund	398,123	200,957	110,601	0	4,345	23,277	398,123	196,612	87,324
WCM International Equity Fund	128,123	309,024	337,377	1,626	5,312	4,254	126,497	303,712	333,123
Zevenbergen Innovative Growth Stock Fund	145,535	105,459	93,449	0	0	0	145,535	105,459	93,449

*
Effective September 21, 2017, the Trust moved its fiscal year to be December 31 of each year.

Administrator
Virtus Fund Services, LLC (“VFS”) is the administrator of the Trust. VFS is an indirect, wholly-owned subsidiary of Virtus and an affiliate of the Adviser. For its services as administrator, VFS receives an administration fee based upon the average net assets across all series of the Virtus Mutual Funds at the following annual rates:
First $15 billion	0.10%
$15+ billion to $30 billion	0.095%
$30+ billion to $50 billion	0.09%
Greater than $50 billion	0.085%
For the purposes of applying the fee breakpoints, the Virtus Mutual Funds’ average net assets may be aggregated with the average net assets of the series of VVIT.
Prior to July 14, 2017, State Street served as the administrator to the Predecessor Funds.
The following table shows the dollar amount of fees that the Funds (or Predecessor Funds, as applicable) paid to the administrator for its administrative services with respect to each Fund (or Predecessor Fund, as applicable), for the fiscal years ended March 31, 2016 and 2017, and the fiscal period ended December 31, 2017*.
	Administration Fee ($)
Fund	3/31/2016	3/31/2017	12/31/2017
Ceredex Large-Cap Value Equity Fund	222,768	211,567	934,527
Ceredex Mid-Cap Value Equity Fund	393,073	323,824	1,406,067
Ceredex Small-Cap Value Equity Fund	108,274	92,970	392,429
Conservative Allocation Strategy Fund	6,636	5,475	17,968
Growth Allocation Strategy Fund	5,849	4,105	39,380
Seix Core Bond Fund	25,326	24,270	100,811
Seix Corporate Bond Fund	2,224	1,929	8,094
Seix Floating Rate High Income Fund	580,141	470,239	2,918,260
Seix Georgia Tax-Exempt Bond Fund	12,800	10,780	42,569
Seix High Grade Municipal Bond Fund	11,548	10,537	42,393
Seix High Income Fund	75,040	59,127	226,307
Seix High Yield Fund	64,797	54,843	224,351
Seix Investment Grade Tax-Exempt Bond	65,959	61,585	245,683
Seix North Carolina Tax-Exempt Bond Fund	3,365	2,898	10,661
Seix Short-Term Bond Fund	5,409	5,342	11,379
Seix Short-Term Municipal Bond Fund	4,286	3,335	15,985
Seix Total Return Bond Fund	114,491	99,557	435,727
Seix U.S. Government Securities Ultra-Short Bond Fund	160,974	149,311	660,066
Seix U.S. Mortgage Fund	2,757	3,329	11,823
Seix Ultra-Short Bond Fund	11,371	10,109	29,412
Seix Virginia Intermediate Municipal Bond Fund	10,236	6,345	21,238
Silvant Large-Cap Growth Stock Fund	27,498	22,739	66,367
Silvant Small-Cap Growth Stock Fund	9,462	4,690	15,512
WCM International Equity Fund	2,643	6,012	43,631

	Administration Fee ($)
Fund	3/31/2016	3/31/2017	12/31/2017
Zevenbergen Innovative Growth Stock Fund	3,333	2,378	13,067

*
Effective September 21, 2017, the Trust moved its fiscal year to be December 31 of each year.

Sub-administrative and Accounting Agent
The Trust has entered into an agreement with BNY Mellon, 301 Bellevue Parkway, Wilmington, DE 19809, pursuant to which BNY Mellon acts as sub-administrative and accounting agent of the Trust.
For its services in this capacity, BNY Mellon receives a fee based on the Funds’ aggregate average net assets.
In addition to the asset-based fee, BNY Mellon is entitled to certain non-material fees, as well as out of pocket expenses.
The following table shows the net amount of fees received by the Sub-administrative and Accounting Agent for the fiscal period ended December 31, 2017*, for its services with respect to each Fund. For the period July 15, 2017 through October 20, 2017, State Street served as Sub-administrative and Accounting Agent to the Funds. Prior to July 15, 2017, there was no Sub-administrative and Accounting Agent for the Predecessor Funds.
Sub-administrative Fees ($)
Fund	12/31/2017
Ceredex Large-Cap Value Equity Fund	247,278
Ceredex Mid-Cap Value Equity Fund	376,367
Ceredex Small-Cap Value Equity Fund	106,513
Conservative Allocation Strategy Fund	13,317
Growth Allocation Strategy Fund	15,347
Seix Core Bond Fund	25,960
Seix Corporate Bond Fund	2,251
Seix Floating Rate High Income Fund	717,318
Seix Georgia Tax-Exempt Bond Fund	11,300
Seix High Grade Municipal Bond Fund	10,536
Seix High Income Fund	63,658
Seix High Yield Fund	60,484
Seix Investment Grade Tax-Exempt Bond Fund	64,032
Seix North Carolina Tax-Exempt Bond Fund	2,892
Seix Short-Term Bond Fund	4,867
Seix Short-Term Municipal Bond Fund	3,802
Seix Total Return Bond Fund	113,669
Seix U.S. Government Securities Ultra-Short Bond Fund	168,547
Seix U.S. Mortgage Fund	3,093
Seix Ultra-Short Bond Fund	10,058
Seix Virginia Intermediate Municipal Bond Fund	5,805
Silvant Large-Cap Growth Stock Fund	21,664
Silvant Small-Cap Growth Stock Fund	4,469
WCM International Equity Fund	9,935
Zevenbergen Innovative Growth Stock Fund	3,205
*
Effective September 21, 2017, the Trust moved its fiscal year to be December 31 of each year.

Distributor
VP Distributors, a broker-dealer registered with FINRA and which is an indirect, wholly-owned subsidiary of Virtus and an affiliate of the Adviser and certain subadvisers, serves as distributor of the Funds’ shares. Fund shares are offered on a continuous basis. The principal office of VP Distributors is located at 100 Pearl Street, Hartford, Connecticut 06103. George R. Aylward, Kevin J. Carr and Nancy J. Engberg, each serve as an officer of the Trust and as an officer for the Distributor.
The Trust and VP Distributors have entered into an underwriting agreement under which VP Distributors has agreed to use its best efforts to find purchasers for Trust shares and the Trust has granted to VP Distributors the exclusive right to purchase from the Funds and resell, as principal, shares needed to fill unconditional orders for Fund shares. VP Distributors may sell Fund shares through its registered representatives or through securities dealers with whom it has sales agreements. VP Distributors may also sell Fund shares pursuant to sales agreements entered into with bank-affiliated securities brokers who, acting as agent for their customers, place orders for Fund shares with VP Distributors. It is not anticipated that termination of sales agreements with banks and bank affiliated securities brokers would result in a loss to their customers or a change in the NAV per share of a Fund of the Trust.
For its services under the underwriting agreement, VP Distributors receives sales charges on transactions in Fund shares and retains such charges less the portion thereof allowed to its registered representatives and to securities dealers and securities brokers with whom it has sales agreements. In addition, VP Distributors may receive payments from the Trust pursuant to the Distribution Plans described below.
During the fiscal years ended March 31, 2016 and 2017, and the fiscal period ended December 31, 2017, purchasers of shares of the Funds (or Predecessor Funds, as applicable) paid aggregate sales charges of $333,389, $418,808 and $244,495, respectively, of which the Distributor, received net commissions of $286,979, $54,431 and $212,678, respectively, for its services, the balance being paid to dealers. For the fiscal period ended December 31, 2017, the Distributor received net commissions of  $33,377 for Class A Shares and there were no deferred sales charges for Class A Shares or for Class C Shares. Class T Shares have been in existence since 2017, and were not applicable to the Predecessor Funds for the periods shown.
Prior to July 15, 2017, RidgeWorth Distributors LLC (“RWD”) served as the distributor to the Predecessor Funds.
The distribution agreement/underwriting agreement may be terminated at any time by 60 days written notice, without payment of a penalty, by the Distributor, by vote of a majority of the appropriate Class of outstanding voting securities of the Funds, or by vote of a majority of the Trust’s Trustees who are not parties to the distribution agreement/underwriting agreement or “interested persons” of any party and who have no direct or indirect financial interest in the operation of the Distribution Plans or in any related agreements. The distribution agreement/underwriting agreement will terminate automatically in the event of its “assignment,” as defined in Section 2(a)(4) of the 1940 Act.
The following table shows the dollar amount of sales charges paid by the Funds (or Predecessor Funds as applicable) to the Distributor and/or RWD for the fiscal years ended March 31, 2016 and 2017, and the fiscal period ended December 31, 2017*, with respect to sales of Class A Shares of the Funds (or Predecessor Funds as applicable) and the amount of sales charges retained by the Distributor and/or RWD and reallowed to other persons.
	Aggregate Sales Charges Payable to Distributor ($)			Amount Reallowed by Distributor ($)
Fund	3/31/2016	3/31/2017	12/31/2017	3/31/2016	3/31/2017	12/31/2017
Ceredex Large-Cap Value Equity Fund	9,858	21,757	23,855	1,209	2,789	20,779
Ceredex Mid-Cap Value Equity Fund	35,321	67,720	59,487	4,702	9,224	50,763
Ceredex Small-Cap Value Equity Fund	5,576	3,523	174	932	589	151
Conservative Allocation Strategy Fund	13,439	14,249	5,360	2,562	2,358	4,752
Growth Allocation Strategy Fund	9,765	404	2,823	1,485	64	2,468
Seix Core Bond Fund	3,235	4,133	89	538	682	78
Seix Corporate Bond Fund	898	435	463	140	68	391
Seix Floating Rate High Income Fund	86,229	164,839	85,428	8,303	17,679	75,561
Seix Georgia Tax-Exempt Bond Fund	5,632	3,549	—	1,277	686	—
Seix High Grade Municipal Bond Fund	22,709	22,766	2,562	3,718	2,530	2,348
Seix High Income Fund	23,385	23,466	13,105	3,867	4,053	10,848
Seix High Yield Fund	17,190	10,703	4,786	3,056	1,983	3,887
Seix Investment Grade Tax-Exempt Bond	23,868	2,395	6,695	4,289	405	5,863
Seix North Carolina Tax-Exempt Bond Fund	371	11,655	1,575	59	264	1,359
Seix Short-Term Bond Fund	1,318	61	133	147	7	118
Seix Short-Term Municipal Bond Fund	2,297	0	2,754	374	0	2,333
Seix Total Return Bond Fund	2,967	3,832	—	536	852	—
Seix U.S. Government Securities Ultra-Short Bond Fund	—	—	—	—	—	—
Seix U.S. Mortgage Fund	4,959	744	—	90	69	—
Virtus Seix Ultra-Short Bond Fund	—	—	—	—	—	—
Seix Virginia Intermediate Municipal Bond Fund	5,350	5,114	221	632	832	200
Silvant Large-Cap Growth Stock Fund	31,904	10,405	3,433	4,379	1,448	2,971

	Aggregate Sales Charges Payable to Distributor ($)			Amount Reallowed by Distributor ($)
Fund	3/31/2016	3/31/2017	12/31/2017	3/31/2016	3/31/2017	12/31/2017
Silvant Small-Cap Growth Stock Fund	747	2,720	1,808	99	382	1,561
WCM International Equity Fund	11,338	38,151	17,397	1,721	6,649	15,212
Zevenbergen Innovative Growth Stock Fund	11,696	6,187	12,347	1,668	818	11,038

*
Effective September 21, 2017, the Trust moved its fiscal year to be December 31 of each year.

For the fiscal period ended December 31, 2017, there were no deferred sales charges paid to the Distributor with respect to Class A Shares of the Funds.
Dealer Concessions
Class A Shares, Class R Shares, Class C Shares and Class I Shares Only
Dealers with whom the Distributor has entered into sales agreements receive a discount or commission on Class A Shares as described below.
Virtus Seix Short-Term Bond Fund, Virtus Seix Short-Term Municipal Bond Fund and Virtus Seix U.S. Mortgage Fund
Amount of Transaction at Offering Price	Sales Charge as a percentage of Offering Price	Sales Charge as a percentage of Net Amount Invested	Dealer Discount as a percentage of Offering Price
Under $100,000	2.25%	2.30%	2.00%
$100,000 but under $250,000	1.75%	1.78%	1.50%
$250,000 but under $3,000,000	None	None	0.50%
$3,000,000 or more	None	None	0.25%
Virtus Seix Georgia Tax-Exempt Bond Fund, Virtus Seix High Grade Municipal Bond Fund, Virtus Seix Investment Grade Tax-Exempt Bond Fund, Virtus Seix North Carolina Tax-Exempt Bond Fund, Virtus Seix Floating Rate High Income Fund, and Virtus Seix Virginia Intermediate Municipal Bond Fund
Amount of Transaction at Offering Price	Sales Charge as a percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $50,000	2.75%	2.83%	2.25%
$50,000 but under $100,000	2.25	2.30	2.00
$100,000 but under $250,000	1.75	1.78	1.50
$250,000 but under $500,000	1.25	1.27	1.00
$500,000 but under $1,000,000	1.00	1.01	1.00
$1,000,000 or more	None	None	None
Virtus Seix Core Bond Fund, Virtus Seix Corporate Bond Fund, Virtus Seix High Income Fund, Virtus Seix High Yield Fund and Virtus Seix Total Return Bond Fund
Amount of Transaction at Offering Price	Sales Charge as a percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $50,000	3.75%	3.90%	3.25%
$50,000 but under $100,000	3.50	3.63	3.00
$100,000 but under $250,000	3.25	3.36	2.75
$250,000 but under $500,000	2.25	2.30	2.00
$500,000 but under $1,000,000	1.75	1.78	1.50
$1,000,000 or more	None	None	None
All Other Funds

Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $50,000	5.75%	6.10%	5.00%
$50,000 but under $100,000	4.75	4.99	4.25
$100,000 but under $250,000	3.75	3.90	3.25
$250,000 but under $500,000	2.75	2.83	2.25
$500,000 but under $1,000,000	2.00	2.04	1.75
$1,000,000 or more	None	None	None
With respect to Class C Shares, the Distributor intends to pay investment dealers a sales commission of 1% of the sale price of Class C Shares sold by such dealers. Your broker, dealer or financial advisor may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.
Dealers and other entities that enter into special arrangements with the Distributor may receive compensation for the sale and promotion of shares of the Funds. Such fees are in addition to the sales commissions referenced above and may be based upon the amount of sales of fund shares by a dealer; the provision of assistance in marketing of Fund shares; access to sales personnel and information dissemination services; and other criteria as established by the Distributor. Depending on the nature of the services, these fees may be paid either from the funds through distribution fees, service fees or, in some cases, the Distributor may pay certain fees from its own profits and resources.
Dealers and other entities that enter into special arrangements with the Distributor or the Transfer Agent may receive compensation from or on behalf of the funds for providing certain recordkeeping and related services to the funds or their shareholders. These fees may also be referred to as shareholder accounting fees, administrative services fees, sub-transfer agent fees or networking fees. They are not for the sale, promotion or marketing of Fund shares.
From its own profits and resources, the Distributor may, from time to time, make payments to qualified wholesalers, registered financial institutions and third party marketers for marketing support services and/or retention of assets. These payments are sometimes referred to as “revenue sharing.” Among others, the Distributor has agreed to make such payments for marketing support services to AXA Advisors, LLC. Additionally, for Virtus Seix Short-Term Bond Fund, Virtus Seix Short-Term Municipal Bond Fund and Virtus Seix U.S. Mortgage Fund, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 0.50% of eligible Class A Share purchases from $250,000 to $3,000,000 and 0.25% on amounts greater than $3,000,000. For all other Virtus fixed income Funds in this SAI, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 0.50% of eligible Class A Share purchases from $1,000,000 to $3,000,000 and 0.25% on amounts greater than $3,000,000. For all other Virtus Funds in this SAI, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 1.00% of eligible Class A Share purchases from $1,000,000 to $3,000,000, 0.50% on amounts of  $3,000,001 to $10,000,000, and 0.25% on amounts greater than $10,000,000. Purchases of Class A Shares by an account in the name of a qualified employee benefit plan are eligible for a finder’s fee only if such plan has at least 100 eligible employees. A CDSC may be imposed on certain redemptions of such Class A investments. For Virtus Seix Short-Term Bond Fund, Virtus Seix Short-Term Municipal Bond Fund and Virtus Seix U.S. Mortgage Fund, the CDSC may be imposed on redemptions within 12 months of a finder’s fee being paid; for all other funds, the CDSC may be imposed on redemptions within 18 months of a finder’s fee being paid. For Virtus fixed income funds and Virtus Conservative Allocation Strategy Fund, the CDSC is 0.50%; for all other Virtus Mutual Funds in this prospectus the CDSC is 1.00%. For purposes of determining the applicability of the CDSC, the 12- or 18-month period begins on the last day of the month preceding the month in which the purchase was made. The Distributor will also pay broker-dealers a service fee of up to 0.25% beginning in the thirteenth month following purchase of Class A Shares on which a finder’s fee has been paid. (For the exact rate for your fund(s), please refer to the chart in the section of the Funds’ prospectus entitled, Sales Charges, under “What are the classes and how do they differ?”) VP Distributors reserves the right to discontinue or alter such fee payment plans at any time.
From its own resources or pursuant to the distribution and shareholder servicing plans, and subject to the dealers’ prior approval, the Distributor may provide additional compensation to registered representatives of dealers in the form of travel expenses, meals, and lodging associated with training and educational meetings sponsored by the Distributor. The Distributor may also provide gifts amounting in value to less than $100, and occasional meals or entertainment, to registered representatives of dealers. Any such travel expenses, meals, lodging, gifts or entertainment paid will not be preconditioned upon the registered representatives’ or dealers’ achievement of a sales target. The Distributor may, from time to time, reallow the entire portion of the sales charge on Class A Shares which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.
The Distributor has also agreed to pay fees to certain distributors for preferred marketing opportunities. These arrangements may be viewed as creating a conflict of interest between these distributors and investors. Investors should make due inquiry of their selling agents to ensure that they are receiving the requisite point of sale disclosures and suitable recommendations free of any influence by reason of these arrangements.
The categories of payments the Distributor and/or the Transfer Agent may make to other parties are not mutually exclusive, and such parties may receive payments under more than one or all categories. These payments could be significant to a party receiving them, creating a conflict of interest for such party in making investment recommendations to investors. Investors should make due inquiry of any party recommending the funds for purchase to ensure that such investors are receiving the requisite point of sale disclosures and suitable recommendations free of any influence by reason of these arrangements.
A document containing information about sales charges, including breakpoint (volume) discounts, is available free of charge on the Internet at www.Virtus.com. In the Individual Investors section, go to the tab “Investors Knowledge Base” and click on the link for Breakpoint (Volume) Discounts.
Class R6 Shares Only
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Custodian
The Bank of New York Mellon, 2 Hanson Place, Brooklyn, NY 11217, serves as the custodian (the “Custodian”) of the Funds’ assets. The Custodian designated by the Board holds the securities in the Funds’ portfolios and other assets for safe keeping. The Custodian does not and will not participate in making investment decisions for the Funds. The Trust has authorized the Custodian to appoint one or more sub-custodians for the assets of the Funds held outside the United States. The securities and other assets of each Fund are held by its Custodian or any sub-custodian separate from the securities and assets of each other Fund.
Securities Lending Agent
State Street Bank (SSB) served as securities lending agent for each Fund through October 23, 2017. In that role, SSB administered each Fund’s securities lending program pursuant to the terms of a securities lending agency agreement entered into between the Trust and SSB.
As securities lending agent, SSB was responsible for the administration and management of each Fund’s securities lending program, including:
•
negotiation, preparation and execution of an agreement with each approved borrower governing the terms and conditions of any securities loan,

•
credit review and monitoring of approved borrowers,

•
loan negotiation,

•
ensuring that securities loans are properly coordinated and documented with the Funds’ custodian, sub custodians/depositories,

•
daily marking to market of loans,

•
monitoring and maintaining cash collateral levels,

•
arranging for the investment of cash collateral received from borrowers in accordance with each Fund’s investment guidelines,

•
initiating and monitoring loan terminations/recalls

•
ensuring that all dividends and other distributions from corporate actions with respect to loaned securities are credited to the relevant fund's

•
maintaining records relating to the fund's securities lending activity and providing monthly/quarterly statements

SSB received as compensation for its services a portion of the amount earned by each participating Fund for lending securities.
For each Fund participating in the securities lending program, the table below sets forth, for the most recently completed fiscal year (which covers the period from April 1, 2017 to December 31, 2017 due to a change in the fiscal year end from March 31 to December 31 in the current period for all the Funds), the Fund’s gross income received from securities lending activities, the fees and/or other compensation paid by the Fund for securities lending activities, and the net income earned by the Fund for securities lending activities. The table below also discloses any other fees or payments incurred by each Fund resulting from lending securities.
	Fees and/or compensation for securities lending activities and related services:
Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle)	Administrative fees not included in revenue split	Indemnification fee not included in revenue split	Rebate (paid to borrower)	Other fees not included in revenue split (specify)	Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities
Ceredex Large-Cap Value Equity Fund	$1,758	$264	—*	—	—	—	—	$264	$1,494
Ceredex Mid-Cap Value Equity Fund	$1,123,838	$152,211	$276	—	—	$108,829	—	$261,316	$862,523
Seix Core Bond Fund	$4,971	$8	$8	—	—	$4,909	—	$4,925	$46
Seix Corporate Bond Fund	$1,447	$82	$2	—	—	$897	—	$981	$466
Seix High Income Fund	$279,379	$32,763	$222	—	—	$60,764	—	$93,749	$185,631
Seix High Yield Fund	$118,545	$11,662	$135	—	—	$40,676	—	$52,473	$66,072
Total Return Bond Fund	$67,721	$1,538	$102	—	—	$57,364	—	$59,004	$8,717
Silvant Large-Cap Growth Stock Fund	$3,796	$472	$1	—	—	$649	—	$1,122	$2,674
Silvant Small-Cap Growth Stock Fund	$22,622	$2,568	$13	—	—	$5,493	—	$8,074	$14,548
WCM International Equity Fund	$4,775	$514	$4	—	—	$1,343	—	$1,862	$2,913
*
Amount less than $1.

Transfer Agent and Sub-Transfer Agent
Virtus Fund Services acts as transfer agent for the Trust. Pursuant to a Transfer Agent and Service Agreement, Virtus Fund Services receives a fee, based on the average net assets at an annual rate ranging from 0.045% to 0.0375%. Virtus Fund Services is authorized to engage subagents to perform certain shareholder servicing functions from time to time for which such agents shall be paid a fee by Virtus Fund Services or the Funds. Pursuant to an agreement among the Trust, Virtus Fund Services and BNY Mellon, BNY Mellon serves as sub-transfer agent to perform certain shareholder servicing functions for the Funds. For performing such services, BNY Mellon receives a monthly fee from the Funds as approved by the Board.
Legal Counsel to the Trust and the Independent Trustees
Sullivan & Worcester, LLP, 1666 K Street, NW, Washington, DC 20006, acts as legal counsel to the Trust and its Independent Trustees and reviews certain legal matters for the Trust in connection with the shares offered by the Prospectus.
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP serves as the independent registered public accounting firm for the Trust. PwC audits the Trust’s annual financial statements and expresses an opinion thereon. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the Trust from time to time. PwC's business address is Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103.
DISTRIBUTION PLANS
The Trust has adopted a distribution plan for each class of shares (except Class I Shares and Class R6 Shares) (i.e., a plan for the Class A Shares, a plan for the Class C Shares, a plan for the Class R Shares and a plan for the Class T Shares; collectively, the “Plans”) in accordance with Rule 12b-1 under the 1940 Act, to compensate the Distributor for the services it provides and for the expenses it bears under the underwriting agreement. Each class of shares other than Class T pays a service fee at a rate of 0.25% per annum of the average daily net assets of such class of the Fund (0.15% for Seix Georgia Tax-Exempt Bond Fund, Seix High Grade Municipal Bond Fund, Seix North Carolina Tax-Exempt Bond Fund, Seix Short-Term Municipal Bond Fund and Seix Virginia Intermediate Municipal Bond Fund, and 0.20% for Seix Short-Term Bond Fund and Seix U.S. Mortgage Fund) and a distribution fee based on average daily net assets at a rate of 0.75% per annum for Class C Shares. Class T Shares pay a distribution and service fee at a rate of 0.25% per annum of the average daily net assets of such class of the Fund.
Expenditures under the Plans may consist of: (i) commissions to sales personnel for selling shares of the Fund (including underwriting fees and financing expenses incurred in connection with the payment of commissions); (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions which have entered into agreements with the Distributor in the form of the Dealer Agreement for Virtus Mutual Funds for services rendered in connection with the sale and distribution of shares of the Fund; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Fund; (v) the costs of preparing and distributing promotional materials; (vi) the cost of printing the Fund’s Prospectuses and SAI for distribution to potential investors; (vii) expenses related to the cost of financing or providing such financing from the Distributor’s or an affiliate’s resources in connection with the Distributor’s payment of such distribution expenses; and (viii) such other similar services that the Trustees determine are reasonably calculated to result in the sale of shares of the Fund. From the fees received, the Distributor expects to pay a quarterly fee to qualifying broker-dealer firms, as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such firms. In the case of shares of the Funds being sold to an affiliated fund of funds, fees payable under the Plans shall be paid to the distributor of the fund of funds. This fee will not exceed on an annual basis 0.25% of the average annual NAV of such shares, and will be in addition to sales charges on Fund shares which are re-allowed to such firms. To the extent that the entire amount of the fees received is not paid to such firms, the balance will serve as compensation for personal and account maintenance services furnished by the Distributor. The Distributor also pays to dealers an additional compensation with respect to Class C Shares at the rate of 0.75% of the average annual NAV of that class.
In order to receive payments under the Plans, participants must meet such qualifications to be established in the sole discretion of the Distributor, such as providing services to the Funds’ shareholders; or providing the Funds with more efficient methods of offering shares to coherent groups of clients, members or prospects of a participant; or providing services permitting bulking of purchases or sales, or transmission of such purchases or sales by computerized tape or other electronic equipment; or providing other processing. Dealers must have an aggregate value of  $50,000 or more per Fund CUSIP to qualify for payment in that Fund class.
On a quarterly basis, the Funds’ Board reviews a report on expenditures under the Plans and the purposes for which expenditures were made. The Trustees conduct an additional, more extensive review annually in determining whether the Plans will be continued. By its terms, continuation of the Plans from year to year is contingent on annual approval by a majority of the Funds’ Trustees and by a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or any related agreements (the “Plan Trustees”). The Plans provide that they may not be amended to increase materially the costs which the Funds may bear pursuant to the Plans without approval of the shareholders of that class of the Funds and that other material amendments to the Plans must be approved by a majority of the Plan Trustees by vote cast in person at a meeting called for the purpose of considering such amendments. The Plans further provide that while they are in effect, the selection and nomination of Trustees who are not “interested persons” shall be committed to the discretion of the Trustees who are not “interested persons.” The Plans may be terminated at any time by vote of the Plan Trustees or a majority of the outstanding shares of the relevant class of the Funds.
Rule 12b-1 Fees Paid
The following table shows Rule 12b-1 Fees paid by the Funds (or Predecessor Funds, as applicable) to the distributor with respect to Class A Shares and Class C Shares of each Fund (or Predecessor Fund, as applicable) for which such fees were paid for the fiscal period ended December 31, 2017*.
Fund	12b-1 Fees Paid ($)	12b-1 Fees Waived ($)
Virtus Ceredex Large-Cap Value Equity Fund	599,649	110,737
Virtus Ceredex Mid-Cap Value Equity Fund	825,541	118,776
Virtus Ceredex Small-Cap Value Equity Fund	306,046	34,814
Virtus Conservative Allocation Strategy Fund	90,631	8,567
Virtus Growth Allocation Strategy Fund	51,088	6,690

Fund	12b-1 Fees Paid ($)	12b-1 Fees Waived ($)
Virtus Seix Core Bond Fund	27,002	1,667
Virtus Seix Corporate Bond Fund	32,092	8,771
Virtus Seix Floating Rate High Income Fund	522,471	32,610
Virtus Seix Georgia Tax-Exempt Bond Fund	3,178	385
Virtus Seix High Grade Municipal Bond Fund	10,669	1,416
Virtus Seix High Income Fund	112,773	7,025
Virtus Seix High Yield Fund	8,370	516
Virtus Seix Investment Grade Tax-Exempt Bond Fund	26,627	2,872
Virtus Seix North Carolina Tax-Exempt Bond Fund	2,048	266
Virtus Seix Short-Term Bond Fund	6,744	3,273
Virtus Seix Short-Term Municipal Bond Fund	1,917	198
Virtus Seix Total Return Bond Fund	148,014	8,080
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund	—	—
Virtus Seix U.S. Mortgage Fund	18,694	8,074
Virtus Seix Ultra-Short Bond Fund	—	—
Virtus Seix Virginia Intermediate Municipal Bond Fund	3,699	465
Virtus Silvant Large-Cap Growth Stock Fund	292,469	28,730
Virtus Silvant Small-Cap Growth Stock Fund	34,554	3,130
Virtus WCM International Equity Fund	29,219	1,870
Virtus Zevenbergen Innovative Growth Stock Fund	9,749	2,107
*    Effective September 21, 2017, the Trust moved its fiscal year to be December 31 of each year.
For the fiscal period ended December 31, 2017, the Funds paid Rule 12b-1 fees in the amount of  $3,163,289, of which the Distributor received $0 and unaffiliated broker-dealers received $3,163,289. The Rule 12b-1 payments were used for (1) compensation to dealers, $1,947,203; (2) compensation to sales personnel, $1,745,498; (3) advertising, $371,853; (4) printing and mailing of prospectuses to other than current shareholders, $19,917; and (5) other $100,540.
No interested person of the Funds other than the Distributor and no Trustee who is not an interested person of the Funds, as that term is defined in the 1940 Act, has had any direct or indirect financial interest in the operation of the Plans or related agreements.
PORTFOLIO MANAGERS
Other Accounts Managed by Portfolio Managers and Potential Conflicts of Interest
As described in each Fund’s prospectus, the portfolio manager(s) who are responsible for the Funds are:
Fund	Portfolio Manager(s)
Ceredex Large-Cap Value Equity Fund	Mills Riddick, CFA (since 1995)
Ceredex Mid-Cap Value Equity Fund	Don Wordell, CFA (since 2001)
Ceredex Small-Cap Value Equity Fund	Brett Barner, CFA (since 1994)
Conservative Allocation Strategy Fund	Peter Batchelar (since 2017) Thomas Wagner (since 2017)
Growth Allocation Strategy Fund	Peter Batchelar (since 2017) Thomas Wagner (since 2017)
Seix Core Bond Fund	Carlos Catoya (since 2015) James F. Keegan (since 2008) Michael Rieger (since 2007) Perry Troisi (since 2004) Jonathan Yozzo (since 2015)

Fund	Portfolio Manager(s)
Seix Corporate Bond Fund	Carlos Catoya (since 2015) James F. Keegan (since 2008) Perry Troisi (since 2004) Jonathan Yozzo (since 2015)
Seix Floating Rate High Income Fund	Vincent Flanagan (since 2011) George Goudelias (since 2006) (Lead Portfolio Manager)
Seix Georgia Tax-Exempt Bond Fund	Chris Carter (since 2003)
Seix High Grade Municipal Bond Fund	Ronald Schwartz (since 1994)
Seix High Income Fund	James FitzPatrick (since 2013) Michael Kirkpatrick (since 2011)
Seix Investment Grade Tax-Exempt Bond Fund	Ronald Schwartz (since 1992)
Seix North Carolina Tax-Exempt Bond Fund	Chris Carter (since 2005)
Seix Short-Term Bond Fund	Carlos Catoya (since 2015) James F. Keegan (since 2014) Michael Rieger (since 2014) Perry Troisi (since 2014) Jonathan Yozzo (since 2015)
Seix Short-Term Municipal Bond Fund	Ronald Schwartz (since 2011) (Lead Portfolio Manager) Dusty Self (since 2011)
Seix Total Return Bond Fund	Seth Antiles (since 2007) Carlos Catoya (since 2015) James F. Keegan (since 2008) Michael Rieger (since 2007) Perry Troisi (since 2002) Jonathan Yozzo (since 2015)
Seix U.S. Government Securities Ultra-Short Bond Fund	James F. Keegan (since 2014) Michael Rieger (since 2014) Perry Troisi (since 2014)
Seix U.S. Mortgage Fund	Seth Antiles (since 2009) Carlos Catoya (since 2015) James F. Keegan (since 2008) Michael Rieger (since 2007) Perry Troisi (since 2007) Jonathan Yozzo (since 2015)
Seix Ultra-Short Bond Fund	Carlos Catoya (since 2015) James F. Keegan (since 2014) Michael Rieger (since 2014) Perry Troisi (since 2014) Jonathan Yozzo (since 2015)
Seix Virginia Intermediate Municipal Bond Fund	Chris Carter (since 2011)
Silvant Large-Cap Growth Stock Fund	Sandeep Bhatia, PhD, CFA (since 2011) Michael A. Sansoterra (since 2007) (Lead Portfolio Manager)
Silvant Small-Cap Growth Stock Fund	Sandeep Bhatia, PhD, CFA (since 2011) (Lead Portfolio Manager) Michael A. Sansoterra (since 2007)

Fund	Portfolio Manager(s)
WCM International Equity Fund	Paul R. Black (since 2015) Peter J. Hunkel (since 2015) Michael B. Trigg (since 2015) Kurt R. Winrich, CFA (since 2015)
Zevenbergen Innovative Growth Stock Fund	Brooke de Boutray (since 2004) Joseph Dennison (since 2015) Leslie Tubbs (since 2004) Anthony Zackery (since 2015) Nancy Zevenbergen (since 2004)
There may be certain inherent conflicts of interest that arise in connection with the portfolio managers’ management of a Fund’s investments and the investments of any other accounts they manage. Such conflicts could include the aggregation of orders for all accounts managed by a particular portfolio manager, the allocation of purchases across all such accounts, the allocation of IPOs and any soft dollar arrangements that the relevant subadviser may have in place that could benefit the Funds and/or such other accounts. The Board has adopted on behalf of the Funds policies and procedures designed to address any such conflicts of interest to ensure that all transactions are executed in the best interest of the Funds’ shareholders. Each subadviser is required to certify its compliance with these procedures to the Board on a quarterly basis. There have been no material compliance issues with respect to any of these policies and procedures during the Predecessor Funds’ most recent fiscal year. Additionally, any conflicts of interest between the investment strategies of a Fund and the investment strategies of other accounts managed by portfolio managers are not expected to be material since portfolio managers generally manage funds and other accounts having similar investment strategies.
Ceredex, Silvant and Seix
The Adviser and each Subadviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are allocated in a manner the Subadviser believes is fair and equitable.
WCM
WCM has several accounts with performance-based fees. Performance-based fees are based on a percentage of the capital appreciation of the assets in a fund or account. Because WCM manages accounts that are charged an asset-based fee and accounts that are charged a performance-based fee, it can be deemed that there may be an incentive for WCM to favor accounts for which they receive a performance-based fee and/or to make investments that are riskier or more speculative than would be the case in the absence of such a compensation framework. However, all accounts are managed to the same model and are subject to the same trade allocation policies and procedures, ensuring that no accounts are systematically favored/disfavored.
Zevenbergen
Zevenbergen currently provides investment advisory services to a client whereby Zevenbergen is compensated (in part) by the investment performance of the client’s account (performance fee). Zevenbergen also provides investment advisory services to certain accounts of, or related to, employees and/or their family members. Zevenbergen has procedures in place to ensure that the accounts described above are not shown preferential treatment over other accounts in the allocation of investments. Zevenbergen’s compliance staff conducts quarterly testing of these procedures to ensure their continued effectiveness.
To address and manage these potential conflicts of interest, Zevenbergen has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of its clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, investment and trade aggregation and allocation policies and oversight by Zevenbergen’s compliance team.
The following table provides information as of December 31, 2017, regarding all accounts managed by the portfolio managers and portfolio management team members for each of the funds as named in the prospectus. In the table, Registered Investment Companies include all open and closed-end mutual funds. Pooled Investment Vehicles (PIVs) include, but are not limited to, securities of issuers exempt from registration under Section 3(c) of the Investment Company Act, such as private placements and hedge funds. Other accounts would include, but are not limited to, individual managed accounts, separate accounts, institutional accounts, pension funds, collateralized bond obligations and collateralized debt obligations.
Other Accounts Managed (No Performance-Based Fees)

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts	Total Assets	Number of Accts	Total Assets	Number of Accts	Total Assets
Seth Antiles	3	$902 million	1	$7.5 million	92	$6.2 billion
Brett Barner	1	$814 million	0	N/A	18	$1.7 billion
Peter Batchelar	2	$123 Million	0	N/A	0	N/A
Sandeep Bhatia	1	$29.8 million	0	N/A	4	$326 million
Paul R. Black	18	$10.5 billion	16	$2.3 billion	462	$10.8 billion
Brooke de Boutray	3	$40.8 million	0	N/A	124	$1.9 billion
Christopher Carter	3	$152 million	0	N/A	2	$45.7 million
Carlos Catoya	7	$1.2 billion	1	$7.5 million	92	$6.2 billion
Joseph Dennison	3	$40.8 million	0	N/A	124	$1.9 billion
James FitzPatrick	2	$894 million	3	$547 million	17	$3.0 billion
Vince Flanagan	1	$6.0 billion	2	$553 million	1	$83.0 million
George Goudelias	1	$6 billion	2	$553 million	1	$83 million
Peter J. Hunkel	18	$10.5 billion	16	$2.3 billion	462	$10.8 billion
James F. Keegan	8	$2.6 billion	1	$7.5 million	92	$6.2 billion
Michael Kirkpatrick	2	$894 million	3	$547 million	17	$3.0 billion
Mills Riddick	1	$2.0 billion	7	$422 million	20	$1.5 billion
Michael Rieger	7	$2.6 billion	1	$7.5 million	92	$6.2 billion
Michael A. Sansoterra	1	$125 million	0	N/A	14	$617 million
Ronald Schwartz	3	$594 million	0	N/A	8	$401 million
Dusty Self	1	$33.0 million	0	N/A	5	$67.3 million
Michael B. Trigg	18	$10.5 billion	16	$2.3 billion	462	$10.8 billion
Perry Troisi	8	$2.6 billion	1	$7.5 million	92	$6.2 billion
Leslie Tubbs	3	$40.8 million	0	N/A	124	$1.9 billion
Thomas Wagner	2	$123 Million	0	N/A	0	0
Kurt R. Winrich	18	$10.5 billion	16	$2.3 billion	462	$10.8 billion
Don Wordell	3	$3.2 billion	1	$84.4 million	7	$327 million
Jonathan Yozzo	7	$1.2 billion	1	$7.5 million	92	$6.2 billion
Anthony Zackery	3	$40.8 million	0	N/A	124	$1.9 billion
Nancy Zevenbergen	3	$40.8 million	0	N/A	124	$1.9 billion
Other Accounts Managed (With Performance-Based Fees)
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts	Total Assets	Number of Accts	Total Assets	Number of Accts	Total Assets
Seth Antiles	0	N/A	0	N/A	1	$354 million
Paul R. Black	0	N/A	0	N/A	8	$1.3 billion
Brooke de Boutray	0	N/A	0	N/A	1	$455 million
Carlos Catoya	0	N/A	0	N/A	2	$354 million
James FitzPatrick	0	N/A	0	N/A	1	$183 million
George Goudelias	0	N/A	7	$2.7 billion	0	N/A
Peter J. Hunkel	0	N/A	0	N/A	8	$1.3 billion
James F. Keegan	0	N/A	0	N/A	2	$354 million
Michael Kirkpatrick	0	N/A	0	N/A	1	$183 million
Michael Rieger	0	N/A	0	N/A	2	$354 million
Michael A. Sansoterra	0	N/A	0	N/A	1	$4.2 million
Michael B. Trigg	0	N/A	0	N/A	8	$1.3 billion
Perry Troisi	0	N/A	0	N/A	2	$354 million
Leslie Tubbs	0	N/A	0	N/A	1	$455 million
Kurt R. Winrich	0	N/A	0	N/A	8	$1.3 billion
Jonathan Yozzo	0	N/A	0	N/A	2	$354 million
Anthony Zackery	0	N/A	0	N/A	1	$455 million
Nancy Zevenbergen	0	N/A	0	N/A	1	$455 million

Portfolio Manager Compensation
Ceredex, Silvant and Seix
Portfolio manager compensation generally consists of base salary, bonus, and various employee benefits and may also include long-term stock awards, retention bonuses, or incentive guarantees. These components are tailored in an effort to retain high quality investment professionals and to align compensation with performance.
A portfolio manager’s base salary is determined by the individual’s experience, responsibilities within the firm, performance in the role, and market rate for the position.
Each portfolio manager’s bonus may be structured differently but generally incorporates an evaluation of the Fund’s investment performance as well as other subjective factors. Investment performance may be evaluated directly against a peer group and/or benchmark, or indirectly by measuring overall business unit financial performance over a period of time. Where applicable, investment performance is determined by comparing a Fund’s pre-tax total return to the returns of the Fund’s peer group and/or benchmark over multi-year periods. Where portfolio managers are responsible for multiple Funds or other managed accounts, each product is weighted based on its size and relative strategic importance to the Adviser and/or Subadviser. Other subjective factors that may be considered in the calculation of incentive bonuses include: adherence to compliance policies, risk management practices, sales/marketing, leadership, communications, corporate citizenship, and overall contribution to the firm. Bonuses are typically paid annually.
In addition, certain portfolio managers may participate in the Adviser’s equity plan designed to provide compensation opportunities linking a participant’s compensation to the financial and operational performance of the Adviser. Retention bonuses and/or incentive guarantees for a fixed period may also be used when the Adviser and/or Subadviser deem it necessary to recruit or retain the employee.
All full-time employees of the Adviser and Subadvisers, including the Funds’ portfolio managers, are provided a benefits package on substantially similar terms. The percentage of each individual’s compensation provided by these benefits is dependent upon length of employment, salary level, and several other factors.
WCM
WCM’s compensation practices employ a multi-pronged approach and play an important role in rewarding and retaining key professionals, whether investment (research), sales, or operations.
Specifically, then, for investment (research) professionals, compensation breakdown includes:
•
Base Salaries: all investment professionals receive competitive base salaries reflective of their role and contribution to the investment (research) team.

•
Bonuses: Additional compensation comes in the form of periodic (normally semi-annual) bonuses. WCM employs a qualitative, discretionary bonus system to incentivize and reward its team members based primarily on their performance in contributing to team results. This springs from WCM’s belief  (supported by various academic studies) that small, cohesive, collaborative teams can and do provide better results than “star systems” or “armies of analysts”. And even though WCM subscribes to that old aphorism, “the whole can be greater than the sum of the parts,” individual performance is not ignored — it simply plays a subordinate role to team success. These evaluations are made on a regular basis by the investment (research) team leaders, utilizing a review system that begins with a “return-on-time” assessment for each investment (research) team member and is then supplemented, reviewed, and approved by the WCM’s “leadership team” (i.e., board of directors).

•
Profit-Sharing: WCM does not utilize a “cash” profit-sharing plan, but it does include a profit-sharing component in the Employee Benefit Plan (see below).

•
Employee Benefit Plan: All employees are eligible to participate in the WCM Employee Savings Plan (“401(k)”) after six full months of employment. Besides the normal employee pre-tax deferral, the 401(k) has two possible employer components: 1) discretionary employer match, and 2) discretionary employer profit-sharing contribution. Currently, the only employer component being utilized is the profit sharing component, which is determined annually and contributes a substantial amount to each employee’s retirement account. There is no vesting period for employer contributions.

•
Equity Ownership: All employees, upon completing three years of full-time employment, are eligible to be offered (and purchase) shares, or equity ownership. (WCM is a California sub-chapter S corporation and has only one class of stock.) Further, WCM groups its shareholders into two categories: Principal Owners (shareholders of more than the 3% of the outstanding stock), and Regular Owners (shareholders of less than 3%). All four of the portfolio managers for the Fund fall into this Principal Owner category and together own over 70% of the firm.

•
WCM categorizes its non-investment (non-research) personnel into two groups: Sales, and Operations. Compensation breakdown for these non-investment (non-research) personnel is identical in form and structure to that for investment (research) personnel with two differences:

•
Evaluations forming the basis for WCM’s qualitative, discretionary bonus system are made by the apropos team leaders, but are still supplemented, reviewed, and approved by the firm’s “leadership team” (i.e., board of directors);

•
For Sales personnel only, an additional component in compensation is an ongoing revenue share intended to incentivize both sales and client service.

Zevenbergen
Nancy Zevenbergen, CFA, CIC, Brooke de Boutray, CFA, CIC, and Leslie Tubbs, CFA, CIC are the Portfolio Managers principally responsible for the day-to-day management of the Funds’ portfolio. Joseph Dennison, CFA and Anthony Zackery, CFA are the Associate Portfolio Managers that support Zevenbergen’s Portfolio Managers with active recommendations on security selection and portfolio construction through original research. Zevenbergen compensates Portfolio Managers and Associate Portfolio Managers with salaries reflective of their individual experience and commensurate with industry standards and those of regional competitors. In addition to salaries, portfolio managers receive additional compensation (either through annual incentive payments or as a result of ownership interests in Zevenbergen) based on the firm’s collective effort to drive revenue and profit growth through 1) working in the best interest of clients by delivering superior investment performance, 2) concentrating on stellar service to ensure client retention, and 3) effectively marketing to garner new clients.
Portfolio Manager Fund Ownership
The following chart sets forth the dollar range of equity securities beneficially owned by each portfolio manager in each fund described in the funds’ prospectuses that he or she managed as of December 31, 2017:
Portfolio Manager	Funds Managed	Dollar Range of Equity Securities Beneficially Owned in Fund Managed ($)
Seth Antiles	Seix Total Return Bond Fund Seix U.S. Mortgage Fund	1 – 10,000 None
Brett Barner	Small Cap Value Equity Fund	100,001 – 500,000
Peter Batchelar	Conservative Allocation Strategy Fund Growth Allocation Strategy Fund	1 – 10,000 1 – 10,000
Sandeep Bhatia	Large Cap Growth Stock Fund Small Cap Growth Stock Fund	10,001 – 50,000 50,001 – 100,000
Paul R. Black	International Equity Fund	None
Brooke de Boutray	Innovative Growth Stock Fund	None
Christopher Carter	Seix Georgia Tax-Exempt Bond Fund Seix North Carolina Tax-Exempt Bond Fund Seix Virginia Intermediate Municipal Bond Fund	1 – 10,000 1 – 10,000 1 – 10,000
Carlos Catoya	Seix Core Bond Fund Seix Corporate Bond Fund Seix Short-Term Bond Fund Seix Total Return Bond Fund Seix Ultra-Short Bond Fund Seix U.S. Mortgage Fund	None None None 100,001 – 500,000 None None
Joseph Dennison	Innovative Growth Stock Fund	None
James FitzPatrick	Seix High Income Fund Seix High Yield Fund	10,001 – 50,000 10,001 – 50,000
Vince Flanagan	Seix Floating Rate High Income Fund	None
George Goudelias	Seix Floating Rate High Income Fund	100,001 – 500,000
Peter J. Hunkel	International Equity Fund	None

Portfolio Manager	Funds Managed	Dollar Range of Equity Securities Beneficially Owned in Fund Managed ($)
James F. Keegan
Seix Core Bond Fund
Seix Corporate Bond Fund
Seix Short-Term Bond Fund
Seix Total Return Bond Fund
Seix Ultra-Short Bond Fund
Seix U.S. Government Securities Ultra-Short Bond Fund
Seix U.S. Mortgage Fund
None None None 100,001 – 500,000 None None None
Michael Kirkpatrick	Seix High Income Fund Seix High Yield Fund	50,001 – 100,000 50,001 – 100,000
Mills Riddick	Large Cap Value Equity Fund	Over $1,000,000
Michael Rieger	Seix Core Bond Fund Seix Short-Term Bond Fund Seix Total Return Bond Fund Seix Ultra-Short Bond Fund Seix U.S. Mortgage Fund Seix U.S. Government Securities Ultra-Short Bond Fund	None None 100,001 – 500,000 100,001 – 500,000 None None
Michael A. Sansoterra	Large Cap Growth Stock Fund Small Cap Growth Stock Fund	100,001 – 500,000 None
Ronald Schwartz	Seix High Grade Municipal Bond Fund Seix Investment Grade Tax-Exempt Bond Fund Seix Short-Term Municipal Bond Fund	10,001 – 50,000 10,001 – 50,000 10,001 – 50,000
Dusty Self	Seix Short-Term Municipal Bond Fund	10,001 – 50,000
Michael B. Trigg	International Equity Fund	None
Perry Troisi
Seix Core Bond Fund
Seix Corporate Bond Fund
Seix Short-Term Bond Fund
Seix Total Return Bond Fund
Seix Ultra-Short Bond Fund
Seix U.S. Government Securities Ultra-Short Bond Fund
Seix U.S Mortgage Fund
None None None 100,001 – 500,000 None None None
Leslie Tubbs	Innovative Growth Stock Fund	None
Thomas Wagner	Conservative Allocation Strategy Fund Growth Allocation Strategy Fund	1 – 10,000 1 – 10,000
Don Wordell	Mid-Cap Value Equity Fund	500,001 – 1,000,000
Kurt R. Winrich	International Equity Fund	None
Jonathan Yozzo	Seix Core Bond Fund Seix Corporate Bond Fund Seix Short-Term Bond Fund Seix Total Return Bond Fund Seix Ultra-Short Bond Fund Seix U.S Mortgage Fund	None None None 100,001 – 500,000 None None
Anthony Zackery	Innovative Growth Stock Fund	None
Nancy Zevenbergen	Innovative Growth Stock Fund	None
BROKERAGE ALLOCATION AND OTHER PRACTICES
In effecting transactions for the Funds, the adviser or applicable subadviser (throughout this section, "Subadviser") adheres to the Trust's policy of seeking best execution and price, determined as described below, except to the extent it is permitted to pay higher brokerage commissions for "brokerage and research services" as defined herein. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations including, without limitation, the overall direct net economic result to the Funds (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future, the financial strength and stability of the broker and its ability to provide research services. Such considerations are judgmental and are weighed by the Subadviser in determining the overall reasonableness of brokerage commissions paid by the Funds.
The Subadviser may cause a Fund to pay a broker an amount of commission for effecting a securities transaction in excess of the amount of commission which another broker or dealer would have charged for effecting that transaction if the Subadviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advising as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Brokerage and research services provided by brokers to the Funds are considered to be in addition to and not in lieu of services required to be performed by each Subadviser under its contract with the Trust and may benefit both the Funds and other accounts of the Subadviser. Conversely, brokerage and research services provided by brokers to other accounts of the Subadviser may benefit the Funds.
If the securities in which a particular Fund invests are traded primarily in the over-the-counter market, where possible the Fund will deal directly with the dealers who make a market in the securities involved unless better prices and executions are available elsewhere. Such securities may be purchased directly from the issuer. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.
Some fund transactions are, subject to the Conduct Rules of the FINRA and to obtaining best prices and executions, effected through dealers (excluding VP Distributors) who sell shares of the Funds.
The Trust has Board-approved policies and procedures reasonably designed to prevent (i) the Subadvisers' personnel responsible for the selection of broker-dealers to effect fund portfolio securities transactions from taking into account, in making those decisions, a broker-dealer's promotion or sales efforts, and (ii) the Trust, its Adviser, Subadvisers and Distributor from entering into any agreement or other understanding under which the Funds direct brokerage transactions or revenue generated by those transactions to a broker-dealer to pay for distribution of Fund shares. These policies and procedures are designed to prevent the Trust from entering into informal arrangements to direct portfolio securities transactions to a particular broker.
The Trust has adopted a policy governing the execution of aggregated advisory client orders ("bunching policy") in an attempt to lower commission costs on a per-share and per-dollar basis. According to the bunching policy, no Subadviser shall aggregate transactions unless it believes in its sole discretion that such aggregation is consistent with its duty to seek best execution (which shall include the duty to seek best price) for the Funds. No advisory account of the Subadviser is to be favored over any other account and each account that participates in an aggregated order is expected to participate at the average share price for all transactions of the Subadviser in that security on a given business day, with all transaction costs shared pro rata based on the Fund's participation in the transaction. If the aggregated order is filled in its entirety, it shall be allocated among the Subadviser's accounts in accordance with the allocation order, and if the order is partially filled, it shall be allocated pro rata based on the allocation order. Notwithstanding the foregoing, the order may be allocated on a basis different from that specified in the allocation order if good reason for such different allocation is provided and approved in accordance with the Subadviser’s policies and procedures adopted in accordance with the Trust’s policy. The Board will review the bunching policy from time to time as they deem appropriate.
The Funds of Funds generally do not invest directly in securities, but rather invest in ETFs and shares of underlying mutual funds. The shares of the underlying affiliated mutual funds are purchased at NAV of the shares of that fund without payment of a brokerage commission or a sales charge. The shares of ETFs are purchased through broker-dealers in transactions on a securities exchange, and the Funds will pay customary brokerage commissions for each purchase and sale.
The adviser or subadvisers to the underlying mutual funds execute the portfolio transactions for their respective fund(s). In allocating portfolio transactions, each underlying fund’s adviser or subadviser must comply with the brokerage and allocation procedures adopted by the board of trustees of the underlying mutual fund. The above discussion of the portfolio transactions and brokerage procedures of the Funds also applies to those underlying mutual funds that are affiliated with the Funds.
The following table shows aggregate amount of brokerage commissions paid by each Fund (or Predecessor Fund, as applicable) for the fiscal years ended March 31, 2016 and 2017, and the fiscal period ended December 31, 2017*.
	Aggregate Amount of Brokerage Commissions ($)
Fund	3/31/2016	3/31/2017	12/31/2017
Ceredex Large Cap Value Equity Fund	1,658,482	1,779,381	912,484
Ceredex Mid-Cap Value Equity Fund	5,129,261	4,720,071	3,360,629
Ceredex Small-Cap Value Equity Fund	817,249	566,709	320,788
Conservative Allocation Strategy Fund	7,951	6,186	0
Growth Allocation Strategy Fund	10,488	5,704	0
Seix Core Bond Fund	0	0	0
Seix Corporate Bond Fund	0	0	0
Seix Floating Rate High Income Fund	0	0	0
Seix Georgia Tax-Exempt Bond Fund	0	0	0
Seix High Grade Municipal Bond Fund	0	0	0
Seix High Income Fund	0	0	0
Seix High Yield Fund	0	0	0
Seix Investment Grade Tax-Exempt Bond Fund	0	0	0
Seix North Carolina Tax-Exempt Bond Fund	0	0	0
Seix Short-Term Bond Fund	0	0	0
Seix Short-Term Municipal Bond Fund	0	0	0
Seix Total Return Bond Fund	0	0	0
Seix U.S. Gov’t Securities Ultra-Short Bond Fund	0	0	0
Seix U.S. Mortgage Fund	0	0	0
Seix Ultra-Short Bond Fund	0	0	0
Seix Virginia Intermediate Municipal Bond Fund	0	0	0
Silvant Large Cap Growth Stock Fund	30,465	92,771	41,148
Silvant Small Cap Growth Stock Fund	179,882	52,332	19,700
WCM International Equity Fund	90,444	79,205	21,479
Zevenbergen Innovative Growth Stock Fund	26,842	20,277	17,138
*
Effective September 21, 2017, the Trust moved its fiscal year to be December 31 of each year.

In fiscal years December 31, 2015, 2016 and 2017, no brokerage commissions were paid by the funds to any affiliate of the Funds, the Adviser or the Distributor, or to any affiliate of any affiliate of the Funds, the Adviser or the Distributor. Brokerage commissions of  $4,693,364 paid during the fiscal period ended December 31, 2017, were paid on portfolio transactions aggregating $8,582,172,525 executed by brokers who provided research and other statistical information.
For the fiscal years ended March 31, 2016 and 2017, and the fiscal period ended December 31, 2017*, each Fund (or Predecessor Fund, as applicable) paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provided research or other brokerage services to the Adviser or subadviser:
	Total Dollar Amount of Brokerage Commissions for Research Services ($)			Total Dollar Amount of Transactions Involving Brokerage Commissions For Research Services ($)
Fund	3/31/2016	3/31/2017	12/31/2017	3/31/2016	3/312017	12/31/2017
Ceredex Large-Cap Value Equity Fund	0	1,607,401	856,623	0	3,079,512,152	2,398,617,375
Ceredex Mid-Cap Value Equity Fund	0	4,233,196	3,098,180	0	6,726,405,065	5,171,778,634
Ceredex Small-Cap Value Equity Fund	0	506,371	305,641	0	668,201,971	422,896,349
Conservative Allocation Strategy Fund	0	6,186	0	0	20,703,224	0

	Total Dollar Amount of Brokerage Commissions for Research Services ($)			Total Dollar Amount of Transactions Involving Brokerage Commissions For Research Services ($)
Fund	3/31/2016	3/31/2017	12/31/2017	3/31/2016	3/312017	12/31/2017
Growth Allocation Strategy Fund	0	5,704	0	0	11,286,517	0
Seix Core Bond Fund	0	6,769	0	0	15,417,902	0
Seix Corporate Bond Fund	0	0	0	0	0	0
Seix Floating Rate High Income Fund	0	0	0	0	0	0
Seix Georgia Tax-Exempt Bond Fund	0	0	0	0	0	0
Seix High Grade Municipal Bond Fund	0	0	0	0	0	0
Seix High Income Fund	0	0	0	0	0	0
Seix High Yield Fund	0	0	0	0	0	0
Seix Investment Grade Tax-Exempt Bond	0	0	0	0	0	0
Seix North Carolina Tax-Exempt Bond Fund	0	0	0	0	0	0
Seix Short-Term Bond Fund	0	0	0	0	0	0
Seix Short-Term Municipal Bond Fund	0	0	0	0	0	0
Seix Total Return Bond Fund	0	0	0	0	0	0
Seix U.S. Government Securities Ultra-Short Bond Fund	0	0	0	0	0	0
Seix U.S. Mortgage Fund	0	0	0	0	0	0
Seix Ultra-Short Bond Fund	0	0	0	0	0	0
Seix Virginia Intermediate Municipal Bond Fund	0	0	0	0	0	0
Silvant Large-Cap Growth Stock Fund	0	50,592	40,638	0	69,685,850	153,456,270
Silvant Small-Cap Growth Stock Fund	0	85,122	19,629	0	227,482,949	40,984,386
WCM International Equity Fund	0	25,483	16,156	0	26,065,790	12,405,651
Zevenbergen Innovative Growth Stock Fund	25,754	18,291	14,236	37,673,122	22,722,928	26,013,125
*
Effective September 21, 2017, the Trust moved its fiscal year to be December 31 of each year.

Securities of Regular Broker-Dealers
The Funds are required to identify the securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by the Funds as of the close of their most recent fiscal year. During the fiscal period ended December 31, 2017, the Funds (or Predecessor Funds, as applicable) acquired securities of certain of the Funds (or Predecessor Funds, as applicable) regular broker dealers or the parents of such firms. The aggregate holdings of the Funds (or Predecessor Funds, as applicable) of those brokers or dealers as of December 31, 2017 (amounts in thousands, except shares) were as follows:
Fund	Broker/Dealer	Dollar Amount of Securities Held as of December 31, 2017 ($)
Ceredex Large-Cap Value Equity Fund	Citigroup, Inc.	59,050
	JPMorgan Chase & Co.	60,331
	Wells Fargo & Co.	43,741
Seix Core Bond Fund	Bank of America LLC	1,658
	Barclays Bank	512
	Citigroup, Inc.	2,058
	Credit Suisse First Boston Corp	761

Fund	Broker/Dealer	Dollar Amount of Securities Held as of December 31, 2017 ($)
	Goldman Sachs & Company	4,003
	JPMorgan Chase & Co.	623
	Morgan Stanley	2,766
	RBS Securities Corp	1,117
	Wells Fargo & Co.	901
Seix Corporate Bond Fund	Bank of America LLC	609
	Barclays Bank	207
	Citigroup, Inc.	247
	Credit Suisse First Boston Corp	263
	Jefferies & Co	325
	JPMorgan Chase & Co.	305
	Morgan Stanley	481
	RBS Securities Corp	203
	Wells Fargo & Co.	354
Seix Floating Rate High Income Fund	Jefferies & Co	2,393
Seix High Income Fund	Jefferies & Co	2,109
Seix High Yield Fund	Jefferies & Co	2,853
Seix Short-Term Bond Fund	Bank of America LLC	186
	Citigroup, Inc.	328
	Goldman Sachs & Company	245
	Morgan Stanley	327
	Wells Fargo & Co.	185
Seix Total Return Bond Fund	Bank of America LLC	9,991
	Barclays Bank	1,915
	Citigroup, Inc.	8,611
	Credit Suisse First Boston Corp	4,302
	Goldman Sachs & Company	14,476
	JPMorgan Chase & Co.	2,524
	Morgan Stanley	11,966
	RBS Securities Corp	3,242
	Wells Fargo & Co.	3,035
Seix U.S. Mortgage	Goldman Sachs & Company	314
Seix Ultra-Short Bond Fund	Bank of America LLC	1,034
	Citigroup, Inc.	1,794
	Credit Suisse First Boston Corp	1,150
	Goldman Sachs & Company	1,215
	Morgan Stanley	1,274
Silvant Large-Cap Growth Stock Fund	Morgan Stanley	1,681
PURCHASE, REDEMPTION AND PRICING OF SHARES
How to Buy Shares
For Class A Shares and Class C Shares, the minimum initial investment is $2,500 and the minimum subsequent investment is $100. However, both the initial and subsequent minimum investment amounts are $100 for investments pursuant to the “Systematic Purchase” plan, a bank draft investing program administered by the Transfer Agent, or pursuant to the Systematic Exchange privilege or for an IRA. In addition, there are no subsequent minimum investment amounts in connection with the reinvestment of dividend or capital gain distributions.
For Class I Shares, the minimum initial investment is $100,000 and there is no subsequent minimum investment. For purchases of Class I Shares (i) by private clients of the adviser, subadviser and their affiliates, (ii) through certain programs and defined contribution plans with which the Distributor or Transfer Agent has an arrangement or (iii) by Trustees of the funds and directors, officers and employees of Virtus and its affiliates, the minimum initial investment is waived. Completed applications for the purchase of shares should be mailed to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.

For Class R Shares, there is no minimum initial investment and there is no minimum for additional purchases. Class R Shares are designed to be sold only through various third-party intermediaries that offer employer-sponsored defined contribution retirement plans and other retirement plan platforms, including brokers, dealers, banks, insurance companies, retirement plan record-keepers and others. Class R Shares require an agreement with the Funds prior to investment.
Class R6 Shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer sponsored retirement plans, including profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans, and plans described in Section 401(k), 403(b) and 457 of the Internal Revenue Code, in each case provided that plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. If you are participating in an employer sponsored retirement plan, such as a 401(k) plan, profit-sharing plan, defined benefit plan or other employer-directed plan, your company will provide you with the information you need to open an account and buy Class R6 Shares. If you are a qualified institutional investor, completed applications for the purchase of shares should be mailed to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to buy Class T Shares.
The Trust has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust’s behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order. Customer orders will be priced at the Funds’ NAVs next computed after they are received in good order by an authorized broker or the broker’s authorized designee.
Important Information about Virtus Ceredex Small-Cap Value Equity Fund
Virtus Ceredex Small-Cap Value Equity Fund is generally no longer available for purchase by new investors. The fund continues to be available for purchase by existing investors; however, the fund reserves the right to refuse any order that may disrupt the efficient management of the fund. Generally only the following investors may make purchases in the fund:
•
Current shareholders of the fund, whether they hold their shares directly or through a financial intermediary, may continue to add to their accounts through the purchase of additional shares and through the reinvestment of dividends and capital gains. Financial intermediaries may continue to purchase shares on behalf of existing shareholders only. It is the financial institutions’ and intermediaries’ responsibility to enforce this requirement.

•
Exchanges into the fund may only be made by shareholders with an existing account in the fund.

•
An investor who has previously entered into a letter of intent with the distributor prior to the closing date may fulfill the obligation.

•
Trustees of the fund, trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus, its affiliates, and their family members, may continue to open new accounts.

•
New and additional investments may be made through discretionary platform models within mutual fund advisory (WRAP) programs and other fee based programs established with the former Ceredex Small Cap Value Equity Fund’s distributor prior to April 20, 2012.

•
The fund will also remain open to Defined Contribution and Defined Benefit retirement plans and will continue to accept payroll contributions and other types of purchase transactions into the fund from both existing and new participants and existing and new plans.

•
The fund is also open to other series of the Virtus Funds that are (or may in the future be) permitted to invest in the Virtus Ceredex Small-Cap Value Equity Fund.

Notwithstanding the above exceptions, the fund may discontinue new and subsequent sales through any financial intermediary at its discretion.
The fund and the Distributor reserve the right to modify these exceptions at any time, including on a case-by-case basis.
Alternative Purchase Arrangements
Shares may be purchased from investment dealers at a price equal to their NAV per share, plus a sales charge which, at the election of the purchaser, may be imposed either (i) at the time of the purchase (the “initial sales charge alternative”) or (ii) on a contingent deferred basis (the “deferred sales charge alternative”). Certain Funds also offer

Class I Shares that may be purchased by certain institutional investors at a price equal to their NAV per share. Orders received by dealers prior to the close of trading on the NYSE are confirmed at the offering price effective at that time, provided the order is received by an authorized broker or broker’s authorized designee prior to its close of business.
The alternative purchase arrangements permit an investor to choose the method of purchasing shares that is more beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive distributions in cash or to reinvest them in additional shares of the Funds, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated continuing distribution and services fees and CDSC on Class C Shares would be less than the initial sales charge and accumulated distribution services fee on Class A Shares purchased at the same time.
Investors should understand that the purpose and function of the CDSC and ongoing distribution and services fees with respect to the Class C Shares are the same as those of the initial sales charge and ongoing distribution and services fees with respect to the Class A Shares.
The distribution expenses incurred by the Distributor in connection with the sale of the shares will be paid, in the case of Class A Shares, from the proceeds of the initial sales charge and the ongoing distribution and service fee. For Class C Shares, the ongoing distribution and service fee will be used to pay for the distribution expenses incurred by the Distributor. Sales personnel of broker-dealers distributing the Funds’ shares may receive differing compensation for selling Class A Shares and Class C Shares.
Dividends paid by a Fund, if any, with respect to each class of shares will be calculated in the same manner at the same time on the same day, except that fees such as higher distribution and service fees and any incremental transfer agency costs relating to each class of shares will be borne exclusively by that class. (See “Dividends, Distributions and Taxes” in this SAI.)
Class A Shares (not offered by Seix U.S. Government Securities Ultra-Short Bond Fund and Seix Ultra-Short Bond Fund)
Class A Shares incur a sales charge when they are purchased and enjoy the benefit of not being subject to any sales charge when they are redeemed, except that a CDSC may apply on certain redemptions made within 18 months following purchases on which a finder’s fee has been paid. For all fixed income Funds, the CDSC is 0.50%; for all other Funds, the CDSC is 1.00%. The CDSC period begins on the last day of the month preceding the month in which the purchase was made. Such deferred sales charges may be waived under certain conditions as determined by the Distributor. Class A Shares are subject to ongoing distribution and services fees at an annual rate of 0.25% (0.15% for Seix Georgia Tax-Exempt Bond Fund, Seix High Grade Municipal Bond Fund, Seix Investment Grade Tax-Exempt Bond Fund, Seix North Carolina Tax-Exempt Bond Fund, Seix Short-Term Municipal Bond Fund and Seix Virginia Intermediate Municipal Bond Fund and 0.20% for Seix Short-Term Bond Fund and Seix U.S. Mortgage Fund) of the Fund’s aggregate average daily net assets attributable to the Class A Shares. In addition, certain purchases of Class A Shares qualify for reduced initial sales charges.
Class C Shares (Ceredex Large-Cap Value Equity Fund, Ceredex Mid-Cap Value Equity Fund, Ceredex Small-Cap Value Equity Fund, Conservative Allocation Strategy Fund, Growth Allocation Strategy Fund Seix Corporate Bond Fund, Seix Floating Rate High Income Fund, Seix Short-Term Bond Fund, Seix U.S. Mortgage Fund, Silvant Large-Cap Growth Stock Fund and Silvant Small-Cap Growth Stock Fund, only)
Class C Shares are purchased without an initial sales charge but are subject to a deferred sales charge if redeemed within one year of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions. Shares issued in conjunction with the automatic reinvestment of income distributions and capital gain distributions are not subject to any sales charges. Class C Shares are subject to ongoing distribution and services fees of up to 1.00% of each Fund’s aggregate average daily net assets attributable to Class C Shares. Class C Shares enjoy the benefit of permitting all of the investor’s dollars to work from the time the investment is made. The higher ongoing distribution and services fee paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends, to the extent any dividends are paid, than those related to Class A Shares. Class C Shares do not convert to another class of shares and long term investors may therefore pay more through accumulated distribution fees than the economic equivalent of any applicable sales charge and accumulated distribution fees in the other classes.
Class I Shares
Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the Distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the Adviser, the subadvisers, their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates.
Class R Shares (Seix Core Bond Fund, Seix High Income Fund, Seix High Yield Fund and Seix Total Return Bond Fund, only)
Class R Shares are designed to be sold only through various third-party intermediaries that offer employer-sponsored defined contribution retirement plans and other retirement plan platforms, including brokers, dealers, banks, insurance companies, retirement plan record-keepers and others. Class R Shares require an agreement with the Funds prior to investment. Class R Shares may also be purchased by shareholders of the Seix Total Return Bond Fund (formerly, the RidgeWorth Seix Total Return Bond Fund) who owned C Shares in the Fund on February 12, 2009 and by shareholders of the Seix Core Bond Fund (formerly, the RidgeWorth Seix Core Bond Fund), the Seix High Income Fund (formerly, the RidgeWorth Seix High Income Fund), and the Seix High Yield Fund (formerly, the RidgeWorth Seix High Yield Fund) who owned C Shares in the applicable Fund on July 31, 2009. If you are eligible to purchase and do purchase Class R Shares, you will pay no sales charge at any time. Class R Shares have higher distribution and service fees (0.50%) and pay lower dividends than Class A Shares. Class R Shares do not convert to any other class of shares of the Funds, so the higher distribution and service fees paid by Class R Shares continue for the life of the account.
Class R6 Shares
Class R6 Shares are available only to certain employer-sponsored retirement plans, including profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans, and plans described in Section 401(k), 403(b) and 457 of the Internal Revenue Code, where plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. Class R6 Shares are not available to traditional or Roth IRAs, Coverdell Savings Accounts, Keoghs, SEPs, SARSEPs, or Simple IRAs and are not available through retail, advisory fee-based wrap platforms. Individual shareholders who purchase Class R6 Shares through retirement platforms or other intermediaries are not eligible to hold Class R6 Shares outside of their respective plan or intermediary platform. If you are eligible to purchase and do purchase Class R6 Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class R6 Shares.
Class T Shares
Class T Shares incur a sales charge when they are purchased and enjoy the benefit of not being subject to any sales charge when they are redeemed. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in a fund. More information on these and other discounts is available: (i) from your financial intermediary; (ii) under “Sales Charges” in the funds’ prospectus; and (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the funds’ prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.” Class T Shares are subject to ongoing distribution and services fees at an annual rate of 0.25% of a fund’s aggregate average daily net assets attributable to Class T Shares.
Class A Shares — Reduced Initial Sales Charges
Investors choosing Class A Shares may be entitled to reduced initial sales charges. The ways in which initial sales charges may be avoided or reduced are described below. Investors buying Class A Shares on which a finder’s fee has been paid may incur a CDSC if they redeem their shares within 18 months of purchase. For all Virtus fixed income Funds discussed in this SAI, the CDSC is 0.50%; for all other Virtus Funds discussed in this SAI, the CDSC is 1.00%. The CDSC period begins on the last day of the month preceding the month in which the purchase was made. Such deferred sales charge may be waived under certain conditions as determined by the Distributor or Transfer Agent.
Availability of the reductions in initial sales charge described throughout this section may be limited by operational constraints immediately following the Reorganizations and for so long as the Acquiring Funds and the other Virtus Mutual Funds maintain different Transfer Agents.
Qualified Purchasers
If you fall within any one of the following categories, you will not have to pay a sales charge on your purchase of Class A Shares, provided that such purchase is made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares so acquired will not be resold except to the Fund:

(1) Trustee, director or officer of any Virtus Mutual Fund, or any other mutual fund advised, subadvised or distributed by the Adviser, Distributor or any of their corporate affiliates;
(2) Any director or officer, or any full-time employee or sales representative (for at least 90 days), of the applicable Fund’s Adviser, subadviser or Distributor;
(3) Any private client of an Adviser or subadviser to any Virtus Mutual Fund;
(4) Registered representatives and employees of securities dealers with whom the Distributor has sales agreements;
(5) Any qualified retirement plan exclusively for persons described above;
(6) Any officer, director or employee of a corporate affiliate of the Adviser, a subadviser or the Distributor;
(7) Any spouse or domestic partner, child, parent, grandparent, brother or sister of any person named in (1), (2), (4) or (6) above;
(8) Employee benefit plans for employees of the Adviser, Distributor and/or their corporate affiliates;
(9) Any employee or agent who retires from the Distributor and/or their corporate affiliates or from PNX, as long as, with respect to PNX employees or agents, such individual was employed by PNX prior to December 31, 2008;
(10) Any Virtus direct account held in the name of a qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of  $10,000,000 or more or at least 100 eligible employees;
(11) Any person with a direct rollover transfer of shares from an established Virtus Mutual Fund or Virtus qualified plan;
(12) Any state, county, city, department, authority or similar agency prohibited by law from paying a sales charge;
(13) Any unallocated account held by a third party administrator, registered investment adviser, trust company, or bank trust department which exercises discretionary authority and holds the account in a fiduciary, agency, custodial or similar capacity, if in the aggregate such accounts held by such entity equal or exceed $1,000,000;
(14) Any deferred compensation plan established for the benefit of any trustee or director of Virtus, any Virtus Mutual Fund, or any open-or closed-end fund advised, subadvised or distributed by the Adviser, the Distributor or any of their corporate affiliates.
If you fall within any one of the following categories, you also will not have to pay a sales charge on your purchase of Class A Shares:
(15) Individuals purchasing through an account with an unaffiliated brokerage firm having an agreement with the Distributor to waive sales charges for its clients;
(16) Purchasers of Class A Shares bought through investment advisers and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients;
(17) Retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, certain plans qualified or created under Sections 401(a), 403(b) or 457 of the Code), and “rabbi trusts” that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for such purchases; or
(18) Clients of investment advisors or financial planners who buy shares for their own accounts but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements. Each of the investors described in (15) through (18) may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
Combination Purchase Privilege
Your purchase of any class of shares (other than Class T Shares) of these Funds or any other Virtus Mutual Fund, if made at the same time by the same person, will be added together with any existing Virtus Mutual Fund account values to determine whether the combined sum entitles you to an immediate reduction in sales charges. A “person” is defined in this and the following sections as either:
(a) Any individual, his or her spouse or domestic partner, children and minor grandchildren purchasing shares for his, her or their own account (including an IRA account) including his, her or their own sole proprietorship or trust where any of the above is the named beneficiary;

(b) A trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist);
(c) Multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or
(d) Trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to accounts over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.
Right of Accumulation
The value of your account(s) in any class of shares (other than Class T Shares) of these Funds or any other Virtus Mutual Fund may be added together at the time of each purchase to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to the Funds and their agents at the time of purchase to exercise this right.
Gifting of Shares
If you make a gift of shares of a Virtus Mutual Fund, upon your request you may combine purchases, if made at the same time, of any class of shares of these Funds or any other Virtus Mutual Fund at the sales charge discount allowed for the combined purchase. The receiver of the gift may also be entitled to a prospective reduction in sales charges in accordance with the funds’ right of accumulation or other provisions. You or the receiver of the gift must provide certain account information to Virtus Mutual Funds or their agents at the time of purchase to exercise this right.
Associations
Certain groups or associations may be treated as a “person” and qualify for reduced Class A Share sales charges. The group or association must: (1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) work through an investment dealer; and (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.
Letter of Intent
If you sign a Letter of Intent, your purchase of any class of shares (other than Class T Shares) of these Funds or any other Virtus Mutual Fund, if made by the same person within a 13-month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding commitment. Since the Funds and their agents do not know whether you will ultimately fulfill the Letter of Intent, shares worth 5% of the Letter of Intent amount will be set aside until you fulfill the Letter of Intent. When you buy enough shares to fulfill the Letter of Intent, these shares will no longer be restricted. If, on the other hand, you do not satisfy the Letter of Intent, or otherwise wish to sell any restricted shares, you will be given the choice of either buying enough shares to fulfill the Letter of Intent or paying the difference between any sales charge you previously paid and the otherwise applicable sales charge. You will be given 20 days to make this decision. If you do not exercise either election, the Transfer Agent will automatically redeem the number of your restricted shares needed to make up the deficiency in sales charges received. The Transfer Agent will redeem restricted Class A Shares before Class C Shares, Class C1 Shares or Class T Shares, respectively. Oldest shares will be redeemed before selling newer shares. Any remaining shares will then be deposited to your account.
Class A and Class C Shares — Waiver of Deferred Sales Charges
The CDSC is waived on the redemption (sale) of Class A Shares and Class C Shares if the redemption is made:
(a)
within one year of death;

(i) of the sole shareholder on an individual account,
(ii) of a joint tenant where the surviving joint tenant is the deceased’s spouse or domestic partner,
(iii) of the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account, or
(iv) of the “grantor” on a trust account;

(b)
within one year of disability, as defined in Code Section 72(m)(7);

(c)
as a mandatory distribution upon reaching age 70½ under certain retirement plans qualified under Code Sections 401, 408 or 403(b) or resulting from the tax-free return of an excess contribution to an IRA;

(d)
by 401(k) plans using an approved participant tracking system for participant hardships, death, disability or normal retirement, and loans which are subsequently repaid;

(e)
based on the exercise of exchange privileges among Class A Shares and Class C Shares of these Funds or any of the Virtus Mutual Funds;

(f)
based on any direct rollover transfer of shares from an established Virtus Mutual Fund qualified plan into a Virtus Mutual Fund IRA by participants terminating from the qualified plan; and

(g)
based on the systematic withdrawal program, provided such withdrawals do not exceed more than 1% monthly or 3% quarterly of the aggregate net investments. (See “Systematic Withdrawal Program” in this SAI for additional information about these restrictions.)

If, as described in condition (a) above, an account is transferred to an account registered in the name of a deceased’s estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death.
Class A Shares and Class C Shares — Variations and Waivers of Sales Charges
Class A Shares and Class C Shares purchased through specific intermediaries may be eligible for additional scheduled variations in, and eliminations of, Class A and Class C sales charges. Information about these variations and waivers is available from your financial intermediary and in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”
How to Redeem Shares
Customer orders will be priced at the Funds’ NAVs next computed after they are received in good order by the Funds’ Transfer Agent, an authorized broker or the broker’s authorized designee.
Under the 1940 Act, payment for shares redeemed must ordinarily be made within seven days after tender. The right to redeem shares may be suspended and payment postponed during periods when the NYSE is closed, other than customary weekend and holiday closings, or if permitted by rules of the SEC, during periods when trading on the NYSE is restricted or during any emergency which makes it impracticable for a Fund to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the SEC for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, which may take up to 15 days or more.
Class A Shares, Class C Shares and Class I Shares Only
The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust’s behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.
Redemptions by Class A and Class C shareholders will be subject to the applicable deferred sales charge, if any. A shareholder should contact his/her broker-dealer if he/she wishes to transfer shares from an existing broker-dealer street name account to a street name account with another broker-dealer. The Funds have no specific procedures governing such account transfers.
Class R and Class R6 Shares Only
If you are investing through a qualified retirement plan, bank or trust company, insurance company, registered investment company or non-qualified deferred compensation plan, your financial institution or financial intermediary will provide you with the information you need to redeem Class R6 and Class R Shares. If you are a qualified institutional investor holding Class R6 Shares, please refer to the instructions in the funds’ prospectus.
Class T Shares Only
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to sell Class T Shares.

Redemptions by Mail
Shareholders may redeem shares by making written request, executed in the full name of the account, directly to Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074. (See the Funds’ current Prospectuses for more information.)
Redemptions by Telephone
Generally, shareholders may redeem by telephone up to $50,000 worth of their shares held in book-entry form. (See the Funds’ current Prospectuses for more information.) Corporations that have completed a Corporate Authorized Trader form may redeem more than $50,000 worth of shares in most instances.
Redemption of Small Accounts
Each shareholder account in the Funds which has been in existence for at least one year and which has a value of less than $200, due to redemption activity may be redeemed upon the giving of not less than 60 days written notice to the shareholder mailed to the account address of record. During the 60-day period following such notice, the shareholder has the right to add to the account to bring its value to $200 or more. (See the Funds’ current Prospectuses for more information.)
Redemptions by Check (Certain Fixed Income Funds only)
Any shareholder of a Fixed Income Fund may elect to redeem shares held in his account by check. Please call us at 800-243-1574 for a listing of funds offering this feature. Checks will be sent to an investor upon receipt by the Transfer Agent of a completed application and signature card (attached to the application). If the signature card accompanies an individual’s initial account application, the signature guarantee section of the form may be disregarded. However, the Trust reserves the right to require that all signatures be guaranteed prior to the establishment of a check writing service account. When an authorization form is submitted after receipt of the initial account application, all signatures must be guaranteed regardless of account value.
Checks may be drawn payable to any person in an amount of not less than $250, provided that immediately after the payment of the redemption proceeds the balance in the shareholder’s account is $250 or more.
When a check is presented to the Transfer Agent for payment, a sufficient number of full and fractional shares in the shareholder’s account will be redeemed to cover the amount of the check. The number of shares to be redeemed will be determined on the date the check is received by the Transfer Agent. Presently there is no charge to the shareholder for the check writing service, but this may be changed or modified in the future upon two weeks written notice to shareholders. Checks drawn from Class A and Class C accounts are subject to the applicable deferred sales charge, if any.
The check writing procedure for redemption enables a shareholder to receive income accruing on the shares to be redeemed until such time as the check is presented to the Transfer Agent for payment. Inasmuch as canceled checks are returned to shareholders monthly, no confirmation statement is issued at the time of redemption.
Shareholders utilizing withdrawal checks will be subject to the Transfer Agent’s rules governing checking accounts. A shareholder should make sure that there are sufficient shares in his or her account to cover the amount of any check drawn. If insufficient shares are in the account and the check is presented to the Transfer Agent on a banking day on which the Trust does not redeem shares (for example, a day on which the NYSE is closed), or if the check is presented against redemption proceeds of an investment made by check which has not been in the account for at least fifteen calendar days, the check may be returned marked “Non-sufficient Funds” and no shares will be redeemed. A shareholder may not close his or her account by a withdrawal check because the exact value of the account will not be known until after the check is received by the Transfer Agent.
Redemptions in Kind
To the extent consistent with state and federal law, each Virtus Mutual Fund may make payment of the redemption price either in cash or in kind. However, the Funds have elected to pay in cash all requests for redemption by any shareholder of record, limited in respect to each shareholder during any 90-day period to the lesser of  $250,000 or 1% of the NAV of the Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the 1940 Act and is irrevocable while the Rule is in effect unless the SEC, by order, permits the withdrawal thereof. In case of a redemption in kind, securities delivered in payment for shares would generally represent the shareholder’s proportionate share of the Fund’s current net assets and be valued at the same value assigned to them in computing the NAV per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.

Account Reinstatement Privilege
Shareholders who may have overlooked features of their investment at the time they redeemed have a privilege of reinvestment of their investment at NAV. (See the Funds’ current Prospectuses for more information.)
Returned/Uncashed Checks Policy
For the protection of Fund shareholders, if you have elected to receive dividends and other distributions in cash, and the check is returned to the Fund as undeliverable or you do not respond to mailings from Virtus with regard to uncashed distribution checks, we may take any of the following actions:
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The distribution option on your account(s) will be changed to reinvest and all subsequent payments will be reinvested in additional shares of the Fund.

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Any systematic withdrawal plan will be stopped immediately.

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If a check is not presented for payment within six months, the Fund reserves the right to reinvest the check proceeds.

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If reinvested, distributions will be reinvested in the Fund at the earliest date practicable after the waiting period at the then-current NAV of such Fund.

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No interest will accrue on amounts represented by uncashed dividend, distribution or redemption checks.

This policy may not apply to certain retirement or qualified accounts, closed accounts or accounts under the applicable Fund’s required minimum threshold.
Reinvestment of future distributions will continue until you notify us of your election to reinstate cash payment of the dividends and other distributions. You will also be required to confirm your current address and daytime telephone number.
Pricing of Shares
The NAV per share of each class of each Fund generally is determined as of the close of regular trading (normally 4:00 PM Eastern time) on days when the NYSE is open for trading. A Fund will not calculate its NAV per share class on days when the NYSE is closed for trading.
The NYSE will be closed on the following observed national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Since the Funds do not price securities on weekends or United States national holidays, the NAV of a Fund’s foreign assets may be significantly affected on days when the investor may not be able to purchase or sell shares of the Funds. The NAV per share of a Fund is determined by adding the values of all securities and other assets of the Fund, subtracting liabilities, and dividing by the total number of outstanding shares of the Fund. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC. The total liability allocated to a class, plus that class’s distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Fund, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the NAV per share.
A security that is listed or traded on more than one exchange generally is valued at the official closing price on the exchange representing the principal exchange for such security. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of NAV may not take place for any Fund which invests in foreign securities contemporaneously with the determination of the prices of the majority of the portfolio securities of such Fund. The foreign currency exchange rate used to price the currency in which foreign securities are denominated is generally the 4 p.m. Eastern Time spot rate. If at any time a Fund has investments where market quotations are not readily available or are determined not to be reliable indicators of the value of the securities priced, such investments are valued at the fair value thereof as determined in good faith in accordance with policies and procedures approved by the Board.
Security valuation procedures for each Fund, which include nightly price variance as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain Trust officers and/or representatives of the Adviser and/or Administrator as identified to the Board. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model when applicable. Internal fair valuations are reviewed by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.
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Level 1 – quoted prices in active markets for identical securities

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Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

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Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its NAV that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.
Over-the-counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.
Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market, and are generally categorized as Level 2 in the hierarchy.
INVESTOR ACCOUNT SERVICES AND POLICIES
The Funds offer accumulation plans, withdrawal plans and reinvestment and exchange privileges. Certain privileges may not be available in connection with all classes. In most cases, changes to account services may be accomplished over the phone. Inquiries regarding policies and procedures relating to shareholder account services should be directed to the Transfer Agent at 800.243.1574. Broker-dealers may impose their own restrictions and limits on accounts held through the broker-dealer. Please consult with your broker-dealer for account restrictions and limit information. The Funds and their agents reserve the right to modify or terminate these services upon reasonable notice.

Exchanges
Under certain circumstances, shares of any Virtus Mutual Fund may be exchanged for shares of the same class of another Virtus Mutual Fund on the basis of the relative NAVs per share at the time of the exchange. Class C Shares are also exchangeable for Class C1 Shares of those Virtus Mutual Funds offering them. Exchanges are subject to the minimum initial investment requirement of the designated Fund, except if made in connection with the Systematic Exchange privilege described below. Shareholders may exchange shares held in book-entry form for an equivalent number (value) of the same class of shares of any other Virtus Mutual Fund, if currently offered. Exchanges will be based upon each Fund’s NAV per share next computed following receipt of a properly executed exchange request without sales charge. For all Virtus fixed income funds and Virtus Rampart Sector Trend Fund, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply. The exchange of shares is treated as a sale and purchase for federal income tax purposes. (See also “Dividends, Distributions and Taxes” in this SAI.) Exchange privileges may not be available for all Virtus Mutual Funds, and may be rejected or suspended.
In certain circumstances, a Fund, the Distributor or the Transfer Agent may enter into an agreement with a financial intermediary to permit exchanges from one class of a Fund into another class of the same Fund, subject to certain conditions. Such exchanges will only be permitted if, among other things, the financial intermediary agrees to follow procedures established by the Fund, the Distributor or the Transfer Agent, which generally will require that the exchanges be carried out (i) within accounts maintained and controlled by the intermediary, (ii) on behalf of all or a particular segment of beneficial owners holding shares of the affected Fund within those accounts, and (iii) all at once or within a given time period, or as agreed upon in writing by the Fund, the Distributor or the Transfer Agent, and the financial intermediary. Shareholders owning shares of a Fund through accounts established directly with the Transfer Agent (i.e., not using a financial intermediary) may be permitted to exchange shares of one class of the Fund into another class of the same Fund, at the discretion of the Fund or the Transfer Agent. A shareholder’s ability to make these types of exchange may be limited by operational or other limitations of his or her financial intermediary or the Fund. Under the Code, generally if a shareholder exchanges shares from one class of a Fund into another class of the same Fund, the transaction should not be subject to U.S. federal income taxes; however, each shareholder should consult both the relevant financial intermediary and the shareholder’s tax advisor regarding the treatment of any specific exchange carried out under the terms of this paragraph.
Systematic Exchanges
If the conditions above have been met, you or your broker may, by telephone or written notice, elect to have shares exchanged for the same class of shares of another Virtus Mutual Fund automatically on a monthly, quarterly, semiannual or annual basis or may cancel this privilege at any time. If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the NAV of the shares held in a single account), you may direct that shares be automatically exchanged at predetermined intervals for shares of the same class of another Virtus Mutual Fund. Systematic exchanges will be executed upon the close of business on the 10th day of each month or the next succeeding business day. Exchanges will be based upon each Fund’s NAV per share next computed after the close of business on the 10th day of each month (or next succeeding business day), without sales charge. Systematic exchange forms are available from the Transfer Agent.
Dividend Reinvestment Across Accounts
If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the NAV of the shares held in a single account), you may direct that any dividends and distributions paid with respect to shares in that account be automatically reinvested in a single account of one of the other Virtus Mutual Funds at NAV. You should obtain a current prospectus and consider the objectives and policies of each Virtus Mutual Fund carefully before directing dividends and distributions to another Virtus Mutual Fund. Reinvestment election forms and prospectuses are available from the Transfer Agent. Distributions may also be mailed to a second payee and/or address. Requests for directing distributions to an alternate payee must be made in writing with a signature guarantee of the registered owner(s). To be effective with respect to a particular dividend or distribution, notification of the new distribution option must be received by the Transfer Agent at least three days prior to the record date of such dividend or distribution. If all shares in your account are repurchased or redeemed or transferred between the record date and the payment date of a dividend or distribution, you will receive cash for the dividend or distribution regardless of the distribution option selected.
Invest-by-Phone
This expedited investment service allows a shareholder to make an investment in an account by requesting a transfer of funds from the balance of the shareholder’s bank account. Once a request is phoned in, the Transfer Agent or its subagent will initiate the transaction by wiring a request for monies to the shareholder’s commercial bank, savings bank or credit union via ACH. The shareholder’s bank, which must be an ACH member, will in turn forward the monies to the Transfer Agent or its subagent for credit to the shareholder’s account. ACH is a computer based clearing and settlement operation established for the exchange of electronic transactions among participating depository institutions.
To establish this service, please complete an Invest-by-Phone Application and attach a voided check if applicable. Upon acceptance of the authorization form (usually within two weeks) shareholders may call toll free 800.367.5877 prior to 3:00 p.m. (Eastern Time) to place their purchase request. Instructions as to the account number and amount to be invested must be communicated to the Transfer Agent. The Transfer Agent or its subagent will then contact the shareholder’s bank via ACH with appropriate instructions. The purchase is normally credited to the shareholder’s account the day following receipt of the verbal instructions. The Fund may delay the mailing of a check for redemption proceeds of Fund shares purchased with a check or via Invest-by-Phone service until the Fund has assured itself that good payment has been collected for the purchase of the shares, which may take up to 15 days. The Trust and the Transfer Agent reserve the right to modify or terminate the Invest-by-Phone service for any reason or to institute charges for maintaining an Invest-by-Phone account.
Systematic Withdrawal Program
The Systematic Withdrawal Program allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual or annual basis. A sufficient number of full and fractional shares will be redeemed so that the designated payment is made on or about the 20th day of the month. Shares are tendered for redemption by the Transfer Agent, as agent for the shareowner, on or about the 15th of the month at the closing NAV on the date of redemption. The Program also provides for redemptions with proceeds to be directed through ACH to your bank account. For ACH payments, you may select the day of the month for the payments to be made; if no date is specified, the payments will occur on the 15th of the month. In addition to the limitations stated below, withdrawals may not be less than $25 and minimum account balance requirements shall continue to apply.
Shareholders participating in the Program must own shares of a Fund worth $5,000 or more, as determined by the then current NAV per share, and elect to have all dividends reinvested. The purchase of shares while participating in the Program will ordinarily be disadvantageous to the Class A Shares investor since a sales charge will be paid by the investor on the purchase of Class A Shares at the same time as other shares are being redeemed. For this reason, investors in Class A Shares may not participate in an automatic investment program while participating in the Program.
Through the Program, Class C shareholders may withdraw up to 1% of their aggregate net investments (purchases, at initial value, to date net of non-Program redemptions) each month or up to 3% of their aggregate net investments each quarter without incurring otherwise applicable CDSCs. Class C shareholders redeeming more shares than the percentage permitted by the Program will be subject to any applicable CDSC on all shares redeemed. Accordingly, the purchase of share classes on which a CDSC may be payable will generally not be suitable for an investor who anticipates withdrawing sums in excess of the above limits shortly after purchase.
Notice to Non-U.S. Individual Shareholders
The Trust and its Shares are only registered in the United States of America. Regulations outside of the United States may restrict the sale of Shares to certain non-U.S. residents or subject certain shareholder accounts to additional regulatory requirements. The Trust reserves the right, however, to sell Shares to certain non-U.S. investors in compliance with applicable law. If a current shareholder in the Trust provides a non-U.S. address, this will be deemed a representation and warranty from such investor that he/she is not a U.S. resident and will continue to be a non-U.S. resident unless and until the Trust is notified of a change in the investor’s resident status. Any current shareholder that has a resident address outside of the Unites States may be restricted from purchasing additional Shares.
In the course of its business, the Trust (and/or its service providers) may collect, record, store, adapt, transfer and otherwise process information by which prospective and current natural person investors may be directly or indirectly identified. The Trust shall comply with all applicable data protection regulation in processing personal data, including the EU General Data Protection Regulation (EU/2016/679) (GDPR). For EU resident shareholders, personal data will be generally processed to open an account, manage and administer holding(s), including further subscriptions, redemptions, transfers or conversions, or otherwise as necessary to comply with the Trust’s legal obligations under GDPR.
DIVIDENDS, DISTRIBUTIONS AND TAXES
Qualification as a Regulated Investment Company
Each Fund within the Trust is separate for investment and accounting purposes and is treated as a separate corporation for United States federal income tax purposes. Each Fund has elected to qualify and intends to qualify as a RIC under Subchapter M of the Code. In each taxable year that a Fund qualifies as a RIC and distributes to its shareholders as dividends (not including “capital gains dividends,” discussed below) at least 90% of its ordinary investment income and short-term capital gains, with certain modifications, it (but not its shareholders) will be relieved of United States federal income tax on that portion of its net investment income and net capital gains that are currently distributed (or deemed distributed) to its shareholders. To the extent that a Fund fails to distribute all of its taxable income, it will be subject to corporate income tax (currently at a rate of 21% for taxable years beginning after December 31, 2017) on any retained ordinary investment income or short-term capital gains and undistributed long-term capital gains.
Each Fund intends to make timely distributions, if necessary, sufficient in amount to avoid the non-deductible 4% excise tax that is imposed on a RIC to the extent that it fails to distribute, with respect to each calendar year, at least 98% of its ordinary income (not including tax-exempt interest) for such calendar year and 98.2% of its capital gain net income as determined for a one-year period ending on October 31 of such calendar year (or as determined on a fiscal year basis if the Fund’s fiscal year ends on November 30 or December 31, if the Fund so elects). In addition, an amount equal to any undistributed investment company taxable income or capital gain net income from the previous calendar year must also be distributed to avoid the excise tax. The excise tax is imposed on the amount by which the RIC does not meet the foregoing distribution requirements. If a Fund has taxable income that would be subject to the excise tax, the Fund intends to distribute such income so as to avoid payment of the excise tax. Notwithstanding the foregoing, there may be certain circumstances under which it would be appropriate for a Fund to pay the excise tax.
Each Fund must satisfy the following tests each year in order to qualify as a RIC: (a) derive in each taxable year at least 90% of its gross income from dividends, interest and gains from the sale or other disposition of securities and certain other investment income; and (b) meet specified diversification requirements at the end of each quarter of each taxable year. Each Fund intends to satisfy these requirements. With respect to the diversification requirement, each Fund must also diversify its holdings so that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of cash, cash items, United States government securities and securities of other RICs, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of that Fund and not more than 10% of the outstanding voting securities of such issuer, and not more than 25% of the value of its assets is invested in the securities of any one issuer (other than United States government securities or the securities of other RICs). In addition, the Fund may not hold more than 25% of the securities (other than of other RICs) of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or 25% of the securities of one or more qualified publicly traded partnerships. Each Fund intends to comply with all of the foregoing criteria for qualification as a RIC; however, there can be no assurance that each Fund will so qualify and continue to maintain its status as a RIC. If in any taxable year a Fund does not qualify as a RIC or fails to distribute at least 90% of the Fund’s investment company taxable income, all of its taxable income will be taxed at corporate rates, the Fund would not be entitled to deduct distributions to shareholders, and any capital gain dividend would not retain its character in the hands of the shareholder for tax purposes. The Code provides relief for certain de minimis failures to meet the asset or income tests or for certain failures due to reasonable cause. These relief provisions may prevent a Fund from being disqualified as a RIC and/or reduce the amount of tax on the Fund’s income as a result of the failure to meet certain tests.
Taxation of Debt Securities
Certain debt securities can be originally issued or acquired at a discount. Special rules apply under the Code to the recognition of income with respect to such debt securities. Under the special rules, a Fund may recognize income for tax purposes without a corresponding current receipt of cash. In addition, gain on a disposition of a debt security subject to the special rules may be treated wholly or partially as ordinary income, not capital gain.
A Fund may invest in certain investments that may cause it to realize income prior to the receipt of cash distributions, including securities bearing original issue discount. The level of such investments is not expected to affect a Fund’s ability to distribute adequate income to qualify as a RIC.
Taxation of Derivatives and Foreign Currency Transactions
Many futures contracts and foreign currency contracts entered into by a Fund and all listed non-equity options written or purchased by a Fund (including options on debt securities, options on futures contracts, options on securities indices and options on broad-based stock indices) are governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position is treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of a Fund’s taxable year (and, generally on October 31 for purposes of the 4% excise tax), all outstanding Section 1256 positions are marked-to-market (i.e., treated as if such positions were closed out at their closing price on such day), and any resulting gain or loss is treated as 60% long-term and 40% short-term capital gain or loss. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for United States federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in a Fund’s portfolio.
Equity options written by a Fund (covered call options on portfolio stock) will be subject to the provisions under Section 1234 of the Code. If a Fund writes a call option, no gain is recognized upon its receipt of a premium. If such an option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If such an option is exercised, any resulting gain or loss is a short-term or long-term capital gain or loss depending on the holding period of the underlying stock.
Positions of a Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund’s risk of loss with respect to such stock could be treated as a “straddle” that is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for any “qualified covered call options” on stock options written by a Fund.
Positions of a Fund which consist of at least one debt security not governed by Section 1256 of the Code and at least one futures or currency contract or listed non-equity option governed by Section 1256 of the Code which substantially diminishes the Fund’s risk of loss with respect to such debt security are treated as a “mixed straddle.” Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, certain tax elections exist for them that reduce or eliminate the operation of these rules. Each Fund will monitor these transactions and may make certain tax elections in order to mitigate the operation of these rules and prevent disqualification of the Fund as a RIC for United States federal income tax purposes.
Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time it actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary income or loss. Generally, these gains and losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of each Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.
These special tax rules applicable to options, futures and currency transactions could affect the amount, timing and character of a Fund’s income or loss and hence of its distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating a Fund’s income or deferring its losses.
The IRS has not provided guidance on the tax consequences of certain investments and other activities that the Funds may make or undertake. While the Funds will endeavor to treat the tax items arising from these transactions in a manner believed to be appropriate, guarantees cannot be given that the IRS or a court will concur with the Funds’ treatment and that adverse tax consequences will not ensue.
Taxation of Foreign Investments
If a Fund invests in stock of certain passive foreign investment companies, the Fund may be subject to special United States federal income taxation rules applicable to any “excess distribution” with respect to such stock or gain from the disposition of such stock treated as an “excess distribution.” The tax would be determined by allocating such distribution or gain ratably to each day of the Fund’s holding period for the stock. The distributions or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company’s stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund’s investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders. The Fund may elect to mark-to-market (i.e., treat as if sold at their closing market price on the same day) its investments in certain passive foreign investment companies and avoid any tax and/or interest charge on excess distributions.
Under limited circumstances, a Fund may be required to include in income certain amounts allocated to it as a shareholder of a controlled foreign corporation without receiving a distribution. Those amounts are treated as a dividend to the extent actually distributed by the controlled foreign corporation in the same year and would be included in the

Fund’s investment company taxable income and not taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders. Any amount required to be included in the Fund’s income, but not distributed by the controlled foreign corporation, is not treated as a dividend.
The Funds may be subject to tax on dividend or interest income received from securities of non-United States issuers withheld by a foreign country at the source. The United States has entered into tax treaties with many foreign countries that entitle a Fund to a reduced rate of tax or exemption from tax on income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund’s assets to be invested within various countries is not known. Each Fund intends to operate so as to qualify for tax treaty benefits where applicable. If more than 50% of the value of a Fund’s total assets at the close of its taxable year is comprised of stock or securities issued by foreign corporations, the Fund may elect to “pass through” to the Fund’s shareholders the amount of foreign income taxes paid by the Fund. If a Fund does elect to “pass through,” each shareholder will receive a written statement from the Fund identifying the amount of such shareholder’s pro rata share of  (i) the foreign taxes paid and (ii) the Fund’s gross income from foreign sources. In addition, if at least 50% of the value of a Fund’s assets at the close of each quarter of the tax year is represented by interests in other RICs, then such Fund may “pass through” foreign income taxes paid without regard to whether more than 50% of the Fund’s total assets at the close of the tax year consisted of stock and securities issued by foreign corporations. If a Fund passes through foreign taxes, each shareholder will be required to include the amount of such shareholder’s pro rata share of such taxes in gross income (in addition to dividends actually received), and the shareholder will be entitled to deduct such foreign taxes (if the shareholder itemizes deductions) in computing taxable income or claim a credit against U.S. federal income tax liability, subject to limitations.
United States Federal and Georgia, North Carolina and Virginia Taxation of Distributions — Seix Georgia Tax-Exempt Bond Fund, Seix North Carolina Tax-Exempt Bond Fund and Seix Virginia Intermediate Municipal Bond Fund
If at least 50% of the value of a Fund’s assets at the close of each quarter of the tax year is comprised of tax-exempt state and local bonds, then such Fund is qualified to pay exempt-interest dividends for United States federal income tax purposes to the Fund’s shareholders. The Seix Georgia Tax-Exempt Bond, Seix North Carolina Tax-Exempt Bond, and Seix Virginia Intermediate Municipal Bond Funds intend to comply with this standard because at least 80% of the assets of the Funds will normally be invested in Georgia, North Carolina, and Virginia municipal securities, respectively, and the Funds will provide shareholders with a written statement identifying each shareholder’s amount of exempt-interest dividends. Exempt-interest dividends received by a shareholder are treated as items of tax-exempt interest to the shareholder.
In addition, distributions or parts thereof derived from interest received on state and local issues and United States government obligations held by the Seix Georgia Tax-Exempt Bond, Seix North Carolina Tax-Exempt Bond, and Seix Virginia Intermediate Municipal Bond Funds will be exempt from Georgia, North Carolina, and Virginia, respectively, personal income taxes in ratable proportion of income of the respective state’s investments and United States government obligations of the Funds, provided that the Funds have complied with the requirement that at least 50% of their assets be invested in State and local issues and United States government issues at the end of each fiscal quarter. The Funds intend to comply with this standard because at least 80% of the assets of the Funds will normally be invested in Georgia, North Carolina, and Virginia municipal securities, respectively. Distributions derived from other earnings will be subject to Georgia, North Carolina, or Virginia personal income tax for the respective state’s residents and other persons subject to the respective state’s income tax.
Taxation of Distributions to Shareholders
Certain qualified dividend income and long-term capital gains are taxed at a lower federal income tax rate (maximum 20%) for individual shareholders. The reduced rate for qualified dividend income applies to dividends from domestic corporations and certain qualified foreign corporations subject to various requirements and a minimum holding period applicable to both a Fund and its shareholders. Ordinary distributions made by a Fund to its shareholders are eligible for the reduced rate to the extent the underlying income in the Fund is qualified dividend income. An additional 3.8% tax will generally apply to the lesser of  (i) an individual’s net investment income or (ii) the excess of modified adjusted gross income over $200,000 (in the case of single filers) or $250,000 (in the case of a joint return).
Distributions made by a Fund from ordinary investment income and net short-term capital gains will be taxed to such Fund’s shareholders as ordinary dividend income to the extent of the earnings and profits of the Fund. Ordinary income dividends received by corporate shareholders of a Fund will qualify for the 50% dividends-received deduction (for taxable years beginning after December 31, 2017) to the extent the Fund designates such amounts as qualifying dividend distributions; however, the portion that may be so designated is subject to certain limitations. Distributions by a Fund that are reported by the Fund as capital gain dividends in written statements furnished to its shareholders (e.g., Form 1099) will be taxed to the shareholders as long-term capital gain, and will not be eligible for the corporate dividends-received deduction.

Dividends declared by a Fund to shareholders of record in October, November or December will be taxable to such shareholders in the year that the dividend is declared, even if it is not paid until the following year (so long as it is actually paid by the Fund in January of such following year). Also, shareholders will be taxable on amounts reported by a Fund in written statements to shareholders as capital gain dividends, even if such amounts are not actually distributed to them. Shareholders will be entitled to claim a credit against their own United States federal income tax liability for taxes paid by each Fund on such undistributed capital gains, if any.
Dividends and capital gain distributions will be taxable to shareholders as described above whether received in cash or in shares under a Fund’s distribution reinvestment plan. With respect to distributions received in cash or reinvested in shares purchased on the open market, the amount of the distribution for tax purposes will be the amount of cash distributed or allocated to the shareholder.
Shareholders should be aware that the price of shares of a Fund that are purchased prior to a dividend or distribution by the Fund may reflect the amount of the forthcoming dividend or distribution. Such dividend or distribution, when made, would be taxable to shareholders under the principles discussed above even though the dividend or distribution may reduce the NAV of shares below a shareholder’s cost and thus represent a return of a shareholder’s investment in an economic sense.
A high portfolio turnover rate may result in the realization of larger amounts of short-term gains, which are taxable to shareholders as ordinary income.
Each Fund intends to accrue dividend income for United States federal income tax purposes in accordance with the rules applicable to RICs. In some cases, these rules may have the effect of accelerating (in comparison to other recipients of the dividend) the time at which the dividend is taken into account by the Fund as taxable income.
Shareholders should consult their own tax advisors about their tax situations.
Income and capital gain distributions are determined in accordance with rules set forth in the Code and the Regulations that may differ from United States Generally Accepted Accounting Principles.
Sale or Exchange of Fund Shares
Gain or loss will be recognized by a shareholder upon the sale of his or her shares in a Fund or upon an exchange of his or her shares in a Fund for shares in another Fund. Provided that the shareholder is not a dealer in such shares, such gain or loss will generally be treated as capital gain or loss, measured by the difference between the adjusted basis of the shares and the amount realized from the sale. Under current law, capital gains (whether long-term or short-term) of individuals and corporations are fully includable in taxable income. Capital losses (whether long-term or short-term) may offset capital gains plus (for non-corporate taxpayers only) up to $3,000 per year of ordinary income.
Redemptions, including exchanges, of shares may give rise to recognized gains or losses. All or a portion of a loss realized upon the redemption, including exchanges, of shares may be disallowed under “wash sale” rules to the extent shares are purchased (including shares acquired by means of reinvested dividends) within a 61-day period beginning 30 days before and ending 30 days after such redemption. Any loss realized upon a shareholder’s sale, redemption or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any capital gain dividend distributed with respect to such shares. The “wash sale” restrictions also apply to an investor who holds a security both within a tax-deferred account and in a taxable account; sales and repurchases between two accounts will be considered as wash sales.
Under certain circumstances, the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of a Fund are disposed of within 90 days after the date on which they were acquired and new shares of a RIC are acquired without a sales charge or at a reduced sales charge prior to January 31 of the calendar year following the calendar year of the disposition. In that case, the gain or loss realized on the disposition will be determined by excluding from the tax basis of the shares disposed of all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of the shareholder having incurred a sales charge initially. The portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares.
For shares of a Fund acquired on or after January 1, 2012, each shareholder’s Form 1099 will report the cost basis of any such shares that were redeemed, sold, or exchanged during the year, and the form will report whether the gain or loss is treated as short-term or long-term. This information will be reported to the IRS. Each shareholder should inform the Fund of such shareholder’s cost selection for tax reporting purposes at the time of the sale or exchange of Fund shares or provide in advance a standing cost basis method for the shareholder’s account. If a shareholder does not provide cost basis instructions, the Fund’s default method will be used.

Tax Information Notices
Written notices will be sent to shareholders (by United States mail and/or electronic delivery, as applicable) regarding the tax status of all distributions made (or deemed to have been made) during each taxable year, including the amount of qualified dividend income for individuals, the amount qualifying for the corporate dividends-received deduction (if applicable) and the amount of capital gain dividends, undistributed capital gains (if any), tax credits (if applicable), and cumulative return of capital (if any).
Important Notice Regarding Taxpayer IRS Certification and Backup Withholding
Pursuant to the Code and Regulations, the Funds may be required to withhold a percentage of all reportable payments, including any taxable dividends, capital gains distributions or share redemption proceeds, at the specified rate in effect when such payments are made, for an account which does not have a taxpayer identification number and certain required certifications. The Funds reserve the right to refuse to open an account for any person failing to provide a taxpayer identification number along with the required certifications. The Funds will furnish shareholders, within 31 days after the end of the calendar year, with the information that is required by the IRS for preparing income tax returns. The Funds will also provide this same information to the IRS in the manner required by the IRS. Depending on your state of residence, the information may also be filed with your state taxing authority.
Some shareholders may be subject to withholding of United States federal income tax on dividends and redemption payments from the Funds (“backup withholding”) at the specified rate in effect when such payments are made. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Generally, shareholders subject to backup withholding will be (i) those for whom a certified taxpayer identification number is not on file with the Fund, (ii) those about whom notification has been received (either by the shareholder or the Fund) from the IRS that they are subject to backup withholding or (iii) those who, to the Fund’s knowledge, have furnished an incorrect taxpayer identification number. Generally, to avoid backup withholding, a shareholder must, at the time an account is opened, certify under penalties of perjury that the social security number or taxpayer identification number furnished is correct and that he or she is not subject to backup withholding. From time to time, the shareholder may also be requested to provide certification of the validity of their taxpayer identification number.
Foreign Shareholders
Dividends paid by any of the Funds from net investment income and net realized short-term capital gains to a shareholder who is a nonresident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership (a “foreign shareholder”) will be subject to United States withholding tax at a rate of 30% unless a reduced rate of withholding or a withholding exemption is provided under an applicable tax treaty. Foreign shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax and any foreign taxes.
Other Tax Consequences
In addition to the United States federal income tax consequences described above, there may be other foreign, United States federal, state or local tax considerations and estate tax considerations applicable to the circumstances of a particular investor. The foregoing discussion is based upon the Code, judicial decisions and administrative regulations, rulings and practices in effect as of December 2017, all of which are subject to change and which, if changed, may be applied retroactively to a Fund, its shareholders and/or its assets. No rulings have been sought from the IRS or any other tax authority with respect to any of the tax matters discussed above.
From time to time, proposals are introduced before the United States Congress that if enacted would affect the foregoing discussion with respect to taxes and could also affect the availability of certain investments to a Fund. The discussion above reflects changes made by the law informally known as the “Tax Cuts and Jobs Act,” signed by the President on December 22, 2017.
The information included in the Prospectus with respect to taxes, including this section entitled Dividends, Distributions and Taxes, is a general and abbreviated summary of applicable provisions of the Code and Regulations as interpreted by the courts and the IRS as of December 2017 and is not intended as tax advice to any person. The Code and Regulations, as well as the current interpretations thereof, may be changed at any time by legislative, judicial, or administrative action. In addition, recent changes to the Code have given rise to a number of new provisions, and further guidance is expected over the coming months and years. Accordingly, prospective purchasers are urged to consult their own tax advisors with specific reference to their own tax situations, including the potential application of United States federal, state, local and foreign tax laws.
Except as expressly set forth above, the foregoing discussion of United States federal income tax law relates solely to the application of that law to United States persons, i.e., United States citizens and residents and United States corporations, partnerships, trusts and estates. Each shareholder who is not a United States person should consider the United States and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a United States withholding tax at a rate of 30% (or at a lower rate under an applicable tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from United States sources under the Code. The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as dealers in securities or currencies, traders in securities, banks, tax-exempt entities, life insurance companies, persons holding an interest in a Fund as a hedge or as part of a straddle or conversion transaction, or holders whose functional currency is not the United States dollar.
Tax Sheltered Retirement Plans
Shares of the Funds are offered in connection with the following retirement plans: IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k), Profit-Sharing, Money Purchase Pension Plans and certain 403(b) Retirement Plans. Write or call the Distributor at 800.243.4361 for further information about the plans.
PERFORMANCE INFORMATION
Performance information for the Funds (and any class of the Funds) may be included in advertisements, sales literature or reports to shareholders or prospective investors. Performance information in advertisements and sales literature may be expressed as a yield of a class of shares and as a total return of a class of shares.
The Funds may from time to time include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc. and Morningstar, Inc. Additionally, each Fund may compare its performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week and Investor’s Business Daily, Stanger’s Mutual Fund Monitor, The Stanger Register, Stanger’s Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard & Poor’s The Outlook and Personal Investor. The Funds may from time to time illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of each Fund against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the S&P 500® Index, Dow Jones Industrial Average, Barclays Capital U.S. Aggregate Bond Index, Russell Midcap® Growth Index, MSCI EAFE® Index (Europe Australia Far East), Consumer Price Index, Barclays Capital California Municipal Bond Index, Barclays Capital U.S. High-Yield 2% Issuer Capped Bond Index, BofA Merrill Lynch 1-3 Year A-BBB US Corporate Index, MSCI World Index, FTSE EPRA/NAREIT Developed Rental ex-U.S. Index, Citigroup 90-Day Treasury Bill Index and FTSE NAREIT U.S. Real Estate Index.
Advertisements, sales literature and other communications may contain information about the Funds’ and their subadvisers’ current investment strategies and management style. Current strategies and style may change to allow the Funds to respond quickly to changing market and economic conditions. From time to time the Funds may include specific portfolio holdings or industries in such communications. To illustrate components of overall performance, each Fund may separate its cumulative and average annual returns into income and capital gains components.
Performance information reflects only the performance of a hypothetical investment in each class during the particular time period on which the calculations are based. Performance information should be considered in light of a Fund’s investment objectives and policies, characteristics and quality of the portfolio, and the market condition during the given time period, and should not be considered as a representation of what may be achieved in the future.
Total Return
Standardized quotations of average annual total return for each class of shares will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in such class of shares over periods of 1, 5 and 10 years or up to the life of the class of shares, calculated for each class separately pursuant to the following formula: P((1+T)(n)) = ERV (where P = a hypothetical initial payment of  $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of each class’s expenses (on an annual basis), deduction of the maximum initial sales load in the case of Class A Shares and the maximum CDSC applicable to a complete redemption of the investment in the case of Class C Shares and Class T Shares, and assume that all dividends and distributions on each class of shares are reinvested when paid.

For average “after-tax” total return, the SEC rules mandate several assumptions, including that the calculations use the historical highest individual federal marginal income tax rates at the time of reinvestment, and that the calculations do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. These returns, for instance, assume that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption. As a result, returns after taxes on distributions and sale of Fund shares may exceed returns after taxes on distributions (but before sale of Fund shares). These returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements.
The Funds may also compute cumulative total return for specified periods based on a hypothetical account with an assumed initial investment of  $10,000. The cumulative total return is determined by dividing the NAV of this account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of cumulative total return reflects payment of the Class A Share’s maximum sales charge of 5.75% for the Funds and assumes reinvestment of all income dividends and capital gain distributions during the period.
The Funds also may quote annual, average annual and annualized total return and cumulative total return performance data, for any class of shares of the Funds, both as a percentage and as a dollar amount based on a hypothetical $10,000 investment for various periods other than those noted above. Such data will be computed as described above, except that (1) the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or cumulative rates of return and (2) the maximum applicable sales charge will not be included with respect to annual, annualized or cumulative rate of return calculations.
Yield
The 30-day yield quotation as to a class of shares may be computed by dividing the net investment income for the period as to shares of that class by the maximum offering price of each share of that class on the last day of the period, according to the following formula:
Where:
a = dividends and interest earned during the period.
b = net expenses accrued for the period.
c = the average daily number of shares of the class outstanding during the period that were entitled to receive dividends.
d = the maximum offering price per share of the class on the last day of the period.
A standardized “tax-equivalent yield” may be quoted for the Seix Georgia Tax-Exempt Bond Fund, Seix High Grade Municipal Bond Fund, Seix Investment Grade Tax-Exempt Bond Fund, Seix North Carolina Tax-Exempt Bond Fund, Seix Short-Term Municipal Bond Fund, and Seix Virginia Intermediate Municipal Bond Fund, which is computed by: (a) dividing the portion of the Fund’s yield that is exempt from federal income tax by one minus a stated federal income rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the yield that is not exempt from federal income tax.
FINANCIAL STATEMENTS
The fiscal year of the Trust ends on December 31. The Trust will send financial statements to its shareholders at least semiannually. An annual report containing financial statements audited by the Trust’s independent registered public accounting firm, PricewaterhouseCoopers LLP, will be sent to shareholders each year and is available without charge upon request.
The Funds’ audited financial statements for the fiscal period ended December 31, 2017, appearing in the Funds’ 2017 Annual Report to Shareholders, are incorporated herein by reference.

APPENDIX A — DESCRIPTION OF RATINGS
A-1 and P-1 Commercial Paper Ratings
The Trust will only invest in commercial paper which at the date of investment is rated A-1 by Standard & Poor’s Corporation or P-1 by Moody’s Investors Services, Inc. (Moody’s), or, if not rated, is issued or guaranteed by companies which at the date of investment have an outstanding debt issue rated AA or higher by Standard & Poor’s or Aa or higher by Moody’s.
Commercial paper rated A-1 by Standard & Poor’s Corporation (“S&P”) has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated “A” or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer’s industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.
The rating P-1 is the highest commercial paper rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer’s products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.
Moody’s Investors Service, Inc.
Aaa — Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge.” Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa — Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A — Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa — Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba — Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B — Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa — Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca — Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C — Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Moody’s also provides credit ratings for preferred stocks. Preferred stock occupies a junior position to bonds within a particular capital structure.
aaa — An issue which is rated “aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa — An issue which is rated “aa” is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.
a — An issue which is rated “a” is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “aaa” and “aa” classifications, earnings and asset protections are, nevertheless, expected to be maintained at adequate levels.
baa — An issue which is rated “baa” is considered to be a medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.
Moody’s ratings for municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group. A short term issue having a demand feature (i.e., payment relying on external liquidity and usually payable on demand rather than fixed maturity dates) is differentiated by Moody’s with the use of the Symbol VMIG, instead of MIG.
The Moody’s Prime-2 rating and above indicates a strong capacity for repayment of short-term promissory obligations.
Standard and Poor’s Corporation Corporate Bond Ratings
AAA —
Bonds rated AAA have the highest rating assigned by Standard & Poor’s Corporation. Capacity to pay interest and repay principal is extremely strong.
AA —
Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.
A — Bonds rated A have a very strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB — Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC — Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D — Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
Plus (+) and minus (–) signs are used with a rating symbol to indicate the relative position of a credit within the rating categories.
S&P’s top ratings for municipal notes issued after July 29, 1984 are SP-1 and SP-2. The designation SP-1 indicates a very strong capacity to pay principal and interest. A “+” is added for those issues determined to possess overwhelming safety characteristics. An “SP-2” designation indicates a satisfactory capacity to pay principal and interest.
Commercial paper rated A-2 or better by S&P is described as having a very strong degree of safety regarding timeliness and capacity to repay. Additionally, as a precondition for receiving an S&P commercial paper rating, a bank credit line and/or liquid assets must be present to cover the amount of commercial paper outstanding at all times.

Fitch
AAA — Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA — Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A— Bonds rated A are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB — Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
BB — Bonds rated BB are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.
B — Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
CCC — Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.
CC — Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.
C — Bonds rated C are in imminent default in payment of interest or principal.
DDD, DD and D — Bonds rated DDD, DD and D are in actual default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds and D represents the lowest potential for recovery.
Plus (+) and minus (–) signs are used with a rating symbol to indicate the relative position of a credit within the rating categories.
Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.
In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.
AAA: Highest credit quality.
‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very High credit quality.
‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality.
‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB: Good credit quality.
‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

APPENDIX B — CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

The following table sets forth information as of April 4, 2018, with respect to each person who owns of record or is known by the Trust to own of record or beneficially own 5% or more of any class of any Fund’s outstanding securities (Principal Shareholders) and the name of each person who has beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a Fund (Control Person), as noted below.

*These entities are omnibus accounts for many individual shareholder accounts. The Funds are not aware of the size or identity of the underlying individual accounts.

CONTROL PERSON NAME AND ADDRESS	FUND	PERCENTAGE (%) OF FUND OUTSTANDING
CHARLES SCHWAB & CO INC * SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	SEIX CORE BOND FUND	44.14%
	SEIX FLOATING RATE HIGH INCOME FUND	27.86%
	SEIX HIGH GRADE MUNICIPAL BOND FUND	30.11%
	SEIX HIGH INCOME FUND	53.52%
	SEIX HIGH YIELD FUND	55.49%
	SEIX SHORT-TERM MUNICIPAL BOND FUND	31.58%
	SEIX TOTAL RETURN BOND FUND	32.36%
	SEIX US GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND	56.04%

GREAT WEST LIFE & ANNUITY COMPANY C/O FASCORP * RECORD KEEPER 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002	SILVANT SMALL CAP GROWTH STOCK FUND CLASS I	29.56%

NATIONAL FINANCIAL SERVICES LLC * FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 499 WASHINGTON BLVD FL 4 JERSEY CITY NJ 07310-2010	SEIX CORPORATE BOND FUND	35.88%
	SEIX ULTRA SHORT BOND FUND	37.37%
	SILVANT LARGE CAP GROWTH STOCK FUND	25.43%

SEI PRIVATE TRUST COMPANY * ATTN MUTUAL FUND ADMIN ONE FREEDOM VALLEY DRIVE OAKS PA 19456-9989	SEIX VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND	43.06%
	SEIX GEORGIA TAX-EXEMPT BOND FUND	63.26%
	SEIX NORTH CAROLINA TAX-EXEMPT BOND FUND	44.85%

SUNTRUST BANK AND VARIOUS BENEFIT P C/O FASCORE * RECORD KEEPER 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	GROWTH ALLOCATION STRATEGY	59.73%
	SEIX U.S. MORTGAGE FUND	53.56%

B-1

PRINCIPAL SHAREHOLDER NAME AND ADDRESS	FUND	PERCENTAGE (%) OF CLASS OUTSTANDING

AMERICAN ENTERPRISE INVESTMENT SVC * FBO #XXXX9970 707 2ND AVENUE SOUTH MINNEAPOLIS MN 55402-2405	CONSERVATIVE ALLOCATION STRATEGY A SHARES	5.80%
	CONSERVATIVE ALLOCATION STRATEGY C SHARES	12.70%

AMERICAN UNITED LIFE INSURANCE GROUP * RETIREMENT ANNUITY ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368	CEREDEX LARGE-CAP VALUE EQUITY FUND A SHARES	5.61%

ASCENSUS TRUST COMPANY * FBO NFAA 401(K) & P.S. PLAN XXXXXX P.O. BOX 10758 FARGO ND 58106-0758	SILVANT LARGE CAP GROWTH STOCK FUND R6 SHARES	58.68%

BAND & CO C/O US BANK NA * PO BOX 1787 MILWAUKEE WI 53201-1787	ZEVENBERGEN INNOVATIVE GROWTH STOCK FUND I SHARES	12.20%

BAND & CO C/O US BANK NA * 1555 N RIVER CENTER DR STE 302 MILWAUKEE WI 53212-3958	SEIX US GOVERNMENT SECURITIES ULTRA-SHORT BOND I SHARES	7.13%

BNYH FIXED INCOME LLC 126 5TH AVE FL 9 NEW YORK NY 10011-5624	SEIX HIGH YIELD FUND R6 SHARES	30.56%

BNYM I S TRUST CO CUST IRA FBO KATHLEEN M MAUSER ORLANDO FL 32819-7157	SEIX CORPORATE BOND FUND A SHARES	7.84%

BNYM I S TRUST CO CUST IRA FBO RICHARD J MAUSER ORLANDO FL 32819-7157	SEIX CORPORATE BOND FUND A SHARES	17.78%

CHARLES SCHWAB & CO INC * SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	CEREDEX LARGE CAP VALUE EQUITY FUND I SHARES	5.49%
	CEREDEX SMALL CAP VALUE EQUITY FUND I SHARES	19.79%
	CEREDEX MID CAP VALUE EQUITY FUND C SHARES	8.66%
	CEREDEX SMALL CAP VALUE EQUITY FUND C SHARES	10.12%
	CONSERVATIVE ALLOCATION STRATEGY I SHARES	19.84%
	SEIX CORE BOND FUND I SHARES	47.77%
	SEIX CORE BOND FUND R6 SHARES	38.97%
	SEIX CORPORATE BOND FUND I SHARES	42.93%
	SEIX FLOATING RATE HIGH INCOME FUND A SHARES	7.83%
	SEIX FLOATING RATE HIGH INCOME FUND C SHARES	5.28%
	SEIX FLOATING RATE HIGH INCOME FUND I SHARES	35.79%
	SEIX FLOATING RATE HIGH INCOME FUND R6 SHARES	19.18%
	SEIX GEORGIA TAX-EXEMPT BOND FUND I SHARES	6.74%
	SEIX HIGH GRADE MUNICIPAL BOND FUND A SHARES	6.01%
	SEIX HIGH GRADE MUNICIPAL BOND FUND I SHARES	33.44%
	SEIX HIGH INCOME FUND I SHARES	59.36%
	SEIX HIGH YIELD FUND I SHARES	56.36%
	SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND I SHARES	25.54%
	SEIX NORTH CAROLINA TAX-EXEMPT BOND FUND I SHARES	15.54%
	SEIX SHORT-TERM MUNICIPAL BOND FUND I SHARES	33.56%
	SEIX TOTAL RETURN BOND FUND I SHARES	42.31%
	SEIX ULTRA-SHORT BOND FUND I SHARES	5.36%
	SEIX US GOVERNMENT SECURITIES ULTRA-SHORT BOND I SHARES	58.55%
	SILVANT LARGE CAP GROWTH STOCK FUND I SHARES	21.85%

B-2

PRINCIPAL SHAREHOLDER NAME AND ADDRESS	FUND	PERCENTAGE (%) OF CLASS OUTSTANDING
CITY OF LOS ANGELES TTEE * CITY OF LOS ANGELES CITY HALL EMPLOYEE BENEFITS OFFICE 200 N SPRING ST RM 867 LOS ANGELES CA 90012	CEREDEX MID-CAP VALUE EQUITY FUND I SHARES	5.26%

COMERICA BANK FBO DINGLE P.O. BOX 75000 MAIL CODE 3446 DETROIT MI 48275-0001	SEIX US GOVERNMENT ULTRA-SHORT BOND FUND R6 SHARES	13.49%

DCGT AS TTEE AND/OR CUST FBO * PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001	CEREDEX LARGE-CAP VALUE EQUITY FUND R6 SHARES	5.68%

EDWARD D JONES & CO * FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	CEREDEX SMALL CAP VALUE EQUITY FUND I SHARES	11.00%
	SEIX TOTAL RETURN BOND FUND I SHARES	15.82%

FIIOC FBO PLASTIC FUSION FABRICATORS INC 401(K) PLAN 100 MAGELLAN WAY (KW1C) COVINGTON KY 41015-1987	SILVANT LARGE CAP GROWTH STOCK FUND R6 SHARES	18.45%

GREAT WEST LIFE & ANNUITY * 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	SILVANT SMALL CAP GROWTH STOCK FUND I SHARES	48.27%

GREAT WEST LIFE & ANNUITY COMPANY * C/O FASCORP RECORD KEEPER 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002	SILVANT SMALL CAP GROWTH STOCK FUND I SHARES	6.99%

GREAT-WEST LIFE & ANNUITY INS * CODE FAULT 2T2—8515E 8515 E ORCHARD RD # 2T2 GREENWOOD VILLAGE CO 80111-5002	CEREDEX MID-CAP VALUE EQUITY FUND A SHARES	11.14%

GREAT-WEST TRUST COMPANY LLC * TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	CEREDEX LARGE CAP VALUE EQUITY FUND I SHARES	8.38%
	CONSERVATIVE ALLOCATION STRATEGY A SHARES	5.54%
	CONSERVATIVE ALLOCATION STRATEGY I SHARES	7.60%
	GROWTH ALLOCATION STRATEGY A SHARES	13.01%
	SEIX CORE BOND FUND R SHARES	16.61%
	SEIX HIGH INCOME FUND R SHARES	6.56%
	SEIX U.S. MORTGAGE FUND A SHARES	5.93%

GREAT-WEST TRUST COMPANY LLC * TTEE/CFBO: GREAT WEST IRA ADVANTAGE C/O FASCORE LLC 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	SILVANT SMALL CAP GROWTH STOCK FUND I SHARES	12.52%

HARTFORD LIFE INSURANCE CO * SEPARATE ACCOUNT PO BOX 2999 HARTFORD CT 06104-2999	CEREDEX LARGE-CAP VALUE EQUITY FUND A SHARES	17.60%
	CEREDEX MID-CAP VALUE EQUITY FUND A SHARES	18.48%
	CEREDEX SMALL CAP VALUE EQUITY FUND A SHARES	52.24%
	SEIX TOTAL RETURN BOND FUND A SHARES	49.62%
	SEIX TOTAL RETURN BOND FUND R SHARES	23.13%

B-3

PRINCIPAL SHAREHOLDER NAME AND ADDRESS	FUND	PERCENTAGE (%) OF CLASS OUTSTANDING

JOHN HANCOCK TRUST COMPANY LLC * 690 CANTON ST SUITE 100 WESTWOOD, MA 02090	SEIX HIGH INCOME FUND R6 SHARES	12.31%

KIMBERLY D PICKELSIMER BREVARD NC 28712-0786	SEIX NORTH CAROLINA TAX-EXEMPT BOND FUND A SHARES	38.16%
	SEIX SHORT-TERM BOND FUND A SHARES	18.11%

LOAN COLLATERAL ACCOUNT SUN TRUST BANK ORLANDO ORANGE CO CONVENTION VISITORS BUREAU 6277 SEA HARBOR DR STE 400 ORLANDO FL 32821-8028	SEIX CORE BOND FUND R SHARES	13.55%

LOCAL 295/LOCAL 851 IBT EMPLOYER GROUP PENSION TRUST FUND 60 BROAD ST 37TH FLOOR NEW YORK NY 10004-2336	SEIX HIGH YIELD FUND I SHARES	6.24%

LPL FINANCIAL * A/C 1000-XXXX 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	CONSERVATIVE ALLOCATION STRATEGY A SHARES	6.61%
	SEIX CORPORATE BOND FUND A SHARES	16.22%
	SEIX FLOATING RATE HIGH INCOME FUND A SHARES	43.17%
	SEIX FLOATING RATE HIGH INCOME FUND C SHARES	30.99%
	SEIX FLOATING RATE HIGH INCOME FUND I SHARES	10.27%
	SEIX GEORGIA TAX-EXEMPT BOND FUND A SHARES	9.30%

MAC & CO A/C XXXX16 ATTN MUTUAL FUND OPS 500 GRANT STREET ROOM 151-1010 PITTSBURGH PA 15219-2502	SEIX TOTAL RETURN BOND FUND R6 SHARES	12.34%

MAC & CO A/C XXXX11 ATTN MUTUAL FUND OPS 500 GRANT STREET ROOM 151-1010 PITTSBURGH PA 15219-2502	SEIX TOTAL RETURN BOND FUND R6 SHARES	12.18%

MAC & CO A/C XXXX32 ATTN MUTUAL FUND OPS 500 GRANT STREET ROOM 151-1010 PITTSBURGH PA 15219-2502	SEIX TOTAL RETURN BOND FUND R6 SHARES	36.46%

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY * 1295 STATE STREET MIP M200-INVST SPRINGFIELD MA 01111-0001	CEREDEX LARGE-CAP VALUE EQUITY FUND A SHARES	7.62%

MERRILL LYNCH PIERCE FENNER & SMITH * FOR THE SOLE BENEFIT OF ITS CUSTOM 4800 DEER LAKE DRIVE EAST JACKSONVILLE FL 32246-6484	CEREDEX LARGE CAP VALUE EQUITY FUND A SHARES	5.00%
	CEREDEX LARGE CAP VALUE EQUITY FUND C SHARES	5.52%
	CEREDEX MID-CAP VALUE EQUITY FUND A SHARES	5.57%
	CEREDEX MID-CAP VALUE EQUITY FUND C SHARES	8.75%
	CONSERVATIVE ALLOCATION STRATEGY C SHARES	5.16%
	SEIX CORE BOND FUND A SHARES	15.51%
	SEIX CORE BOND FUND I SHARES	5.25%
	SEIX CORE BOND FUND R SHARES	11.63%
	SEIX CORPORATE BOND FUND A SHARES	6.15%
	SEIX FLOATING RATE HIGH INCOME FUND A SHARES	7.33%
	SEIX FLOATING RATE HIGH INCOME FUND C SHARES	11.33%
	SEIX HIGH YIELD FUND A SHARES	5.60%
	SEIX HIGH YIELD FUND I SHARES	7.94%
	SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND A SHARES	17.57%
	SEIX SHORT-TERM MUNICIPAL BOND FUND A SHARES	5.56%
	SEIX TOTAL RETURN BOND FUND A SHARES	23.17%
	SEIX U.S. MORTGAGE FUND A SHARES	13.70%
	SILVANT LARGE CAP GROWTH STOCK FUND A SHARES	17.53%

B-4

PRINCIPAL SHAREHOLDER NAME AND ADDRESS	FUND	PERCENTAGE (%) OF CLASS OUTSTANDING

MITRA & CO * FBO 98 C/O BMO HARRIS BANK NA ATTN MF 480 PILGRIM WAY, SUITE 1000 GREEN BAY WI 54304-5280	SEIX CORE BOND FUND I SHARES	6.32%

MMATCO LLP * NOMINEE FOR MMA TRUST COMPANY P.O. BOX 483 1110 N MAIN ST GOSHEN IN 46527-0483	SEIX ULTRA-SHORT BOND FUND I SHARES	5.94%

MORGAN STANLEY SMITH BARNEY LLC * HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	CEREDEX LARGE CAP VALUE EQUITY FUND C SHARES	8.23%
	SEIX FLOATING RATE HIGH INCOME FUND C SHARES	9.82%
	SEIX GEORGIA TAX-EXEMPT BOND FUND A SHARES	6.45%
	SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND A SHARES	5.11%
	SEIX SHORT-TERM MUNICIPAL BOND FUND A SHARES	13.86%
	WCM INTERNATIONAL EQUITY FUND A SHARES	72.76%

NABANK & CO. * PO BOX 2180 TULSA OK 74101-2180	SEIX CORPORATE BOND FUND I SHARES	33.46%
	SEIX US GOVERNMENT SECURITIES ULTRA-SHORT BOND I SHARES	5.43%

NANCY PICKELSIMER & LISA PICKELSIMER TTEES U/W JOSEPH PICKELSIMER JOSEPH PICKELSIMER MARITAL TR BREVARD NC 28712-0786	SEIX NORTH CAROLINA TAX-EXEMPT BOND FUND A SHARES	31.90%

B-5

PRINCIPAL SHAREHOLDER NAME AND ADDRESS	FUND	PERCENTAGE (%) OF CLASS OUTSTANDING

NATIONAL FINANCIAL SERVICES LLC * FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 499 WASHINGTON BLVD FL 4 JERSEY CITY NJ 07310-2010	CEREDEX LARGE-CAP VALUE EQUITY FUND A SHARES	8.37%
	CEREDEX LARGE CAP VALUE EQUITY FUND C SHARES	61.06%
	CEREDEX LARGE CAP VALUE EQUITY FUND I SHARES	28.46%
	CEREDEX LARGE CAP VALUE EQUITY FUND R6 SHARES	57.91%
	CEREDEX MID-CAP VALUE EQUITY FUND A SHARES	6.74%
	CEREDEX MID-CAP VALUE EQUITY FUND C SHARES	11.96%
	CEREDEX MID-CAP VALUE EQUITY FUND I SHARES	29.59%
	CEREDEX MID-CAP VALUE EQUITY FUND R6 SHARES	37.16%
	CEREDEX SMALL CAP VALUE EQUITY FUND C SHARES	40.66%
	CEREDEX SMALL CAP VALUE EQUITY FUND I SHARES	16.36%
	CONSERVATIVE ALLOCATION STRATEGY A SHARES	11.91%
	CONSERVATIVE ALLOCATION STRATEGY C SHARES	11.73%
	CONSERVATIVE ALLOCATION STRATEGY I SHARES	15.74%
	GROWTH ALLOCATION STRATEGY A SHARES	72.57%
	GROWTH ALLOCATION STRATEGY C SHARES	81.87%
	SEIX CORE BOND FUND A SHARES	16.96%
	SEIX CORE BOND FUND I SHARES	5.14%
	SEIX CORE BOND FUND R SHARES	37.68%
	SEIX CORPORATE BOND FUND A SHARES	39.41%
	SEIX CORPORATE BOND FUND C SHARES	86.21%
	SEIX FLOATING RATE HIGH INCOME FUND A SHARES	10.94%
	SEIX FLOATING RATE HIGH INCOME FUND I SHARES	10.82%
	SEIX FLOATING RATE HIGH INCOME FUND R6 SHARES	8.00%
	SEIX GEORGIA TAX-EXEMPT BOND FUND A SHARES	68.00%
	SEIX GEORGIA TAX-EXEMPT BOND FUND I SHARES	10.34%
	SEIX HIGH GRADE MUNICIPAL BOND FUND A SHARES	22.81%
	SEIX HIGH GRADE MUNICIPAL BOND FUND I SHARES	9.60%
	SEIX HIGH INCOME FUND A SHARES	17.00%
	SEIX HIGH INCOME FUND I SHARES	6.34%
	SEIX HIGH INCOME FUND R SHARES	49.07%
	SEIX HIGH YIELD FUND A SHARES	21.14%
	SEIX HIGH YIELD FUND I SHARES	12.45%
	SEIX HIGH YIELD FUND R SHARES	90.35%
	SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND A SHARES	42.97%
	SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND I SHARES	24.36%
	SEIX NORTH CAROLINA TAX-EXEMPT BOND FUND A SHARES	19.31%
	SEIX NORTH CAROLINA TAX-EXEMPT BOND FUND I SHARES	13.71%
	SEIX SHORT-TERM BOND FUND A SHARES	21.10%
	SEIX SHORT-TERM BOND FUND C SHARES	52.08%
	SEIX SHORT-TERM BOND FUND I SHARES	13.45%
	SEIX SHORT-TERM MUNICIPAL BOND FUND A SHARES	65.72%
	SEIX SHORT-TERM MUNICIPAL BOND FUND I SHARES	14.32%
	SEIX TOTAL RETURN BOND FUND I SHARES	7.00%
	SEIX TOTAL RETURN BOND FUND R SHARES	7.00%
	SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND I SHARES	5.60%
	SEIX U.S. MORTGAGE FUND A SHARES	39.32%
	SEIX U.S. MORTGAGE FUND C SHARES	81.04%
	SEIX U.S. MORTGAGE FUND I SHARES	8.86%
	SEIX ULTRA-SHORT BOND FUND I SHARES	37.37%
	SEIX VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND A SHARES	76.33%
	SEIX VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND I SHARES	12.98%
	SILVANT LARGE CAP GROWTH STOCK FUND A SHARES	38.63%
	SILVANT LARGE CAP GROWTH STOCK FUND C SHARES	86.26%
	SILVANT LARGE CAP GROWTH STOCK FUND I SHARES	21.40%
	SILVANT SMALL CAP GROWTH STOCK FUND A SHARES	34.41%
	SILVANT SMALL CAP GROWTH STOCK FUND C SHARES	76.17%
	SILVANT SMALL CAP GROWTH STOCK FUND I SHARES	5.62%
	ZEVENBERGEN INNOVATIVE GROWTH STOCK FUND A SHARES	29.04%
	ZEVENBERGEN INNOVATIVE GROWTH STOCK FUND I SHARES	25.79%
	WCM INTERNATIONAL EQUITY FUND A SHARES	12.29%

B-6

PRINCIPAL SHAREHOLDER NAME AND ADDRESS	FUND	PERCENTAGE (%) OF CLASS OUTSTANDING

NATIONWIDE TRUST COMPANY FSB * C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	SEIX CORE BOND FUND A SHARES	11.97%
	SEIX HIGH INCOME FUND A SHARES	10.35%
	SEIX SHORT-TERM BOND FUND A SHARES	18.06%
	ZEVENBERGEN INNOVATIVE GROWTH STOCK FUND I SHARES	6.21%

OCHSNER CLINIC FOUNDATION 1514 JEFFERSON HWY RM BH542 NEW ORLEANS LA 70121-2483	SEIX FLOATING RATE HIGH INCOME FUND R6 SHARES	5.49%

PERSHING LLC * 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	CEREDEX MID-CAP VALUE EQUITY FUND C SHARES	8.56%
	CONSERVATIVE ALLOCATION STRATEGY A SHARES	5.44%
	SEIX CORE BOND FUND A SHARES	19.25%
	SEIX FLOATING RATE HIGH INCOME FUND C SHARES	5.95%
	SEIX FLOATING RATE HIGH INCOME FUND I SHARES	8.35%
	SEIX HIGH YIELD FUND A SHARES	22.17%
	SEIX SHORT-TERM MUNICIPAL BOND FUND A SHARES	13.02%
	SEIX ULTRA-SHORT BOND FUND I SHARES	6.74%
	ZEVENBERGEN INNOVATIVE GROWTH STOCK FUND A SHARES	5.82%

PIEDMONT HEALTHCARE INC 1800 HOWELL MILL RD NW STE 850 ATLANTA GA 30318-0923	SEIX US GOVERNMENT SECURITIES ULTRA-SHORT BOND I SHARES	6.43%

PIMS/PRUDENTIAL RETIREMENT * AS NOMINEE FOR THE TTEE/CUST PL 008 UMMS VOLUNTARY 403(B) PLAN 920 ELKRIDGE LANDING ROAD 1ST FLOOR LINTHICUM MD 21090-2917	CEREDEX SMALL CAP VALUE EQUITY FUND A SHARES	5.70%

PRUDENTIAL FINANCIAL & ANNUITY CO * FBO SOUTHERN NV CARPENTERS ANNUITY FUND 80 LIVINGSTON AVE ROSELAND NJ 07068-1798	SEIX FLOATING RATE HIGH INCOME FUND A SHARES	5.52%

RAYMOND JAMES * OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXX15 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	CEREDEX MID-CAP VALUE EQUITY FUND C SHARES	16.82%
	CEREDEX SMALL CAP VALUE EQUITY FUND C SHARES	10.92%
	CONSERVATIVE ALLOCATION STRATEGY C SHARES	30.37%
	SEIX FLOATING RATE HIGH INCOME FUND C SHARES	10.01%
	SEIX GEORGIA TAX-EXEMPT BOND FUND A SHARES	6.37%
	SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND I SHARES	5.65%
	SEIX U.S. MORTGAGE FUND C SHARES	5.78%
	SILVANT SMALL CAP GROWTH STOCK FUND A SHARES	7.12%
	WCM INTERNATIONAL EQUITY FUND I SHARES	28.27%

RBC CAPITAL MARKETS LLC * BLOOMFIELD TOWNSHIP PUBLIC LIBRARY GENERAL FUND 1099 LONE PINE RD BLOOMFIELD HLS MI 48302-2410	SEIX U.S. MORTGAGE FUND I SHARES	6.83%

RELIANCE TRUST CO TTEE * ADP ACCESS LARGE MARKET 401K 1100 ABERNATHY RD ATLANTA GA 30328-5620	SEIX U.S. MORTGAGE FUND A SHARES	27.81%

RELIANCE TRUST COMPANY FBO WAUKESHA NON-EB C/C P.O. BOX 48529 ATLANTA GA 30362-1529	SEIX US GOVERNMENT SECURITIES ULTRA-SHORT BOND R6 SHARES	31.96%

RELIANCE TRUST COMPANY FBO WAUKESHA NON-EB R/R P.O. BOX 48529 ATLANTA GA 30362-1529	SEIX US GOVERNMENT SECURITIES ULTRA-SHORT BOND R6 SHARES	30.11%

B-7

PRINCIPAL SHAREHOLDER NAME AND ADDRESS	FUND	PERCENTAGE (%) OF CLASS OUTSTANDING

SEI PRIVATE TRUST COMPANY * C/O SUNTRUST BANK ATTN MUTUAL FUNDS ADMINISTRATOR ONE FREEDOM VALLEY DRIVE OAKS PA 19456-9989	SEIX CORE BOND FUND I SHARES	5.69%
	SEIX FLOATING RATE HIGH INCOME FUND R6 SHARES	11.07%
	SEIX GEORGIA TAX-EXEMPT BOND FUND I SHARES	73.79%
	SEIX HIGH GRADE MUNICIPAL BOND FUND I SHARES	17.40%
	SEIX HIGH INCOME FUND R6 SHARES	24.68%
	SEIX HIGH YIELD FUND R6 SHARES	69.15%
	SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND I SHARES	16.39%
	SEIX NORTH CAROLINA TAX-EXEMPT BOND FUND I SHARES	58.80%
	SEIX SHORT-TERM BOND FUND I SHARES	42.57%
	SEIX TOTAL RETURN BOND FUND R6 SHARES	19.24%
	SEIX US GOVERNMENT SECURITIES ULTRA-SHORT BOND R6 SHARES	21.00%
	SEIX VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND I SHARES	64.40%
	SILVANT LARGE CAP GROWTH STOCK FUND R6 SHARES	9.22%

STATE STREET BANK & TRUST COMPANY * TTEE AND OR CUSTODIAN FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	SILVANT LARGE CAP GROWTH STOCK FUND R6 SHARES	22.87%

STATE STREET BANK 10/01/02 * STATE OF MICHIGAN 401K PO BOX 5501 BOSTON MA 02206-5501	CEREDEX SMALL CAP VALUE EQUITY FUND I SHARES	12.40%

STRAFE & CO FBO JOHN LEGERE XXXXXX009 NEWARK DE 19714-6924	SEIX SHORT-TERM MUNICIPAL BOND FUND I SHARES	8.91%

SUNTRUST BANK AND VARIOUS BENEFIT P * C/O FASCORE RECORD KEEPER 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	CEREDEX SMALL CAP VALUE EQUITY FUND I SHARES	5.36%
	GROWTH ALLOCATION STRATEGY I SHARES	87.56%
	SEIX CORE BOND FUND I SHARES	16.56%
	SEIX SHORT-TERM BOND FUND I SHARES	9.25%
	SEIX U.S. MORTGAGE FUND I SHARES	71.43%
	SILVANT LARGE CAP GROWTH STOCK FUND I SHARES	26.67%
	SILVANT SMALL CAP GROWTH STOCK FUND I SHARES	5.17%
	ZEVENBERGEN INNOVATIVE GROWTH STOCK FUND I SHARES	11.33%

T ROWE PRICE RETIREMENT PLAN SERVICES INC * FBO RETIREMENT PLAN CLIENTS 4515 PAINTERS MILL RD OWINGS MILLS MD 21117-4903	SEIX HIGH INCOME FUND R SHARES	7.60%

TAYNIK & CO C/O STATE STREET BANK & TRUST * 1200 CROWN COLONY DRIVE QUINCY MA 02169-0938	SEIX HIGH INCOME FUND R6 SHARES	35.76%

TD AMERITRADE INC * FBO OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	CONSERVATIVE ALLOCATION STRATEGY A SHARES	53.95%
	SEIX FLOATING RATE HIGH INCOME FUND I SHARES	5.10%
	SEIX HIGH GRADE MUNICIPAL BOND FUND A SHARES	5.76%
	SEIX HIGH GRADE MUNICIPAL BOND FUND I SHARES	6.60%
	SEIX HIGH YIELD FUND A SHARES	5.09%
	SEIX SHORT TERM BOND FUND C SHARES	12.01%
	SEIX ULTRA-SHORT BOND FUND I SHARES	11.50%
	SILVANT SMALL CAP GROWTH STOCK FUND A SHARES	5.11%
	ZEVENBERGEN INNOVATIVE GROWTH STOCK FUND A SHARES	18.94%
	ZEVENBERGEN INNOVATIVE GROWTH STOCK FUND I SHARES	10.99%

THE NORTHERN TRUST COMPANY * AS TRUSTEE FBO GENUINE PARTS-DV PO BOX 92994 CHICAGO IL 60675-2994	CEREDEX LARGE CAP VALUE EQUITY FUND R6 SHARES	11.12%

B-8

PRINCIPAL SHAREHOLDER NAME AND ADDRESS	FUND	PERCENTAGE (%) OF CLASS OUTSTANDING

TIAA, FSB CUST/TTEE * FBO: RETIREMENT PLANS FOR WHICH TIAA ACTS AS RECORDKEEPER ATTN: TRUST OPERATIONS 211 N BROADWAY STE 1000 SAINT LOUIS MO 63102-2748	CEREDEX MID CAP VALUE EQUITY FUND R6 SHARES	6.96%

UBS WM USA * XXX XXXXX 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	CEREDEX MID CAP VALUE EQUITY FUND C SHARES	6.49%
	SEIX FLOATING RATE HIGH INCOME FUND C SHARES	8.98%
	SEIX HIGH GRADE MUNICIPAL BOND FUND A SHARES	23.65%
	SEIX HIGH GRADE MUNICIPAL BOND FUND I SHARES	11.23%
	SEIX HIGH INCOME FUND A SHARES	20.40%
	SEIX HIGH INCOME FUND I SHARES	10.25%
	SEIX HIGH YIELD FUND A SHARES	11.59%
	SEIX HIGH YIELD FUND R SHARES	9.05%
	SEIX NORTH CAROLINA TAX-EXEMPT BOND FUND A SHARES	6.49%
	SEIX SHORT-TERM BOND FUND A SHARES	37.79%
	SEIX SHORT-TERM BOND FUND I SHARES	10.85%
	SEIX TOTAL RETURN BOND FUND I SHARES	11.28%
	SEIX ULTRA-SHORT BOND FUND I SHARES	9.17%
	WCM INTERNATIONAL EQUITY FUND I SHARES	21.63%

UMB BANK NA * FBO FIDUCIARY FOR VARIOUS RETIREMENT PROGRAMS ONE SECURITY BENEFIT PLACE TOPEKA KS 66636-1000	CEREDEX SMALL CAP VALUE EQUITY FUND A SHARES	13.40%

VALLEE & CO FBO VA C/O BMO HARRIS BANK NA ATTN MF 480 PILGRIM WAY, SUITE 1000 GREEN BAY WI 54304-5280	SEIX FLOATING RATE HIGH INCOME FUND R6 SHARES	6.48%

VIRTUS CONSERVATIVE ALLOCATION STRATEGY FUND ATTN ANDREW BERKOWITZ 100 PEARL ST HARTFORD CT 06103	SEIX CORE BOND FUND R6 SHARES	57.70%
	SEIX TOTAL RETURN BOND FUND R6 SHARES	5.26%
	WCM INTERNATIONAL EQUITY FUND R6 SHARES	18.81%

VIRTUS GROWTH ALLOCATION STRATEGY FUND ATTN ANDREW BERKOWITZ 100 PEARL ST HARTFORD CT 06103	WCM INTERNATIONAL EQUITY FUND R6 SHARES	81.19%

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY * ONE ORANGE WAY WINDSOR CT 06095-4773	CEREDEX LARGE-CAP VALUE EQUITY FUND A SHARES	30.00%
	CEREDEX MID-CAP VALUE EQUITY FUND A SHARES	9.20%
	SEIX HIGH INCOME FUND R SHARES	10.27%
	SEIX TOTAL RETURN BOND FUND R SHARES	65.78%

WELLS FARGO BANK * FBO VARIOUS RETIREMENT PLANS XXXXXXX836 NC 1151 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28288-1076	SEIX HIGH INCOME FUND R6 SHARES	5.64%

WELLS FARGO CLEARING SERVICES LLC * SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	CEREDEX LARGE CAP VALUE EQUITY FUND C SHARES	5.32%
	CEREDEX MID-CAP VALUE EQUITY FUND C SHARES	11.75%
	CEREDEX MID-CAP VALUE EQUITY FUND I SHARES	28.07%
	CEREDEX SMALL CAP VALUE EQUITY FUND C SHARES	10.95%
	CONSERVATIVE ALLOCATION STRATEGY C SHARES	25.75%
	CONSERVATIVE ALLOCATION STRATEGY I SHARES	20.65%
	GROWTH ALLOCATION STRATEGY C SHARES	5.18%
	SEIX FLOATING RATE HIGH INCOME FUND C SHARES	12.65%
	SEIX HIGH GRADE MUNICIPAL BOND FUND A SHARES	31.60%
	SEIX HIGH INCOME FUND A SHARES	5.16%
	SEIX HIGH YIELD FUND A SHARES	9.33%
	SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND A SHARES	5.42%
	SEIX SHORT-TERM BOND FUND C SHARES	23.14%
	SEIX SHORT-TERM BOND FUND I SHARES	6.18%
	SEIX ULTRA SHORT BOND FUND I SHARES	6.45%
	WCM INTERNATIONAL EQUITY FUND I SHARES	22.70%
	ZEVENBERGEN INNOVATIVE GROWTH STOCK FUND A SHARES	7.78%
	ZEVENBERGEN INNOVATIVE GROWTH STOCK FUND I SHARES	9.29%

B-9

VIRTUS ASSET TRUST

PART C — OTHER INFORMATION

Item 28. Exhibits

(a)	Agreement and Declaration of Trust.

1.	Amended and Restated Agreement and Declaration of Trust dated January 18, 2017, filed via EDGAR (as Exhibit a) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

(b)	Bylaws.

1.	Amended and Restated By-Laws of Registrant adopted January 18, 2017, filed via EDGAR (as Exhibit b) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders – Reference is made to Registrant’s Amended and Restated Agreement and Declaration of Trust and Bylaws. See Exhibits a and b.

(d)	Investment Advisory Contracts.

1.	Investment Advisory Agreement between the Registrant and Virtus Fund Advisers, LLC (the “Adviser”) effective as of June 12, 2017, filed via EDGAR (as Exhibit d.1) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

2.	Subadvisory Agreement between the Adviser and Ceredex Value Advisors LLC (“Ceredex”) dated June 20, 2017, on behalf of Virtus Ceredex Large-Cap Value Equity Fund, Virtus Ceredex Mid-Cap Value Equity Fund and Virtus Ceredex Small-Cap Value Equity Fund filed via EDGAR (as Exhibit d.2) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

3.	Subadvisory Agreement between the Adviser and Seix Investment Advisors LLC (“Seix”) dated June 21, 2017, on behalf of Virtus Seix Core Bond Fund, Virtus Seix Corporate Bond Fund, Virtus Seix Total Return Bond Fund, Virtus Seix U.S. Mortgage Fund, Virtus Seix Short-Term Bond Fund, Virtus Seix U.S. Government Securities Ultra-Short Bond Fund, Virtus Seix Ultra-Short Bond Fund, Virtus Seix Floating Rate High Income Fund, Virtus Seix High Income Fund, Virtus Seix High Yield Fund, Virtus Seix Georgia Tax-Exempt Bond Fund, Virtus Seix High Grade Municipal Bond Fund, Virtus Seix Investment Grade Tax-Exempt Bond Fund, Virtus Seix North Carolina Tax-Exempt Bond Fund, Virtus Seix Short-Term Municipal Bond Fund and Virtus Seix Virginia Intermediate Municipal Bond Fund filed via EDGAR (as Exhibit d.3) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

4.	Subadvisory Agreement between the Adviser and Silvant Capital Management LLC (“Silvant”) dated June 20, 2017, on behalf of Virtus Silvant Large-Cap Growth Stock Fund and Virtus Silvant Small-Cap Growth Stock Fund filed via EDGAR (as Exhibit d.4) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

5.	Subadvisory Agreement between the Adviser and WCM Investment Management (“WCM”), dated June 20, 2017, on behalf of Virtus WCM International Equity Fund filed via EDGAR (as Exhibit d.5) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

6.	Subadvisory Agreement between the Adviser and Zevenbergen Capital Investments LLC (“Zevenbergen”) dated June 21, 2017, on behalf of Virtus Zevenbergen Innovative Growth Stock Fund filed via EDGAR (as Exhibit d.6) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

(e)	Underwriting Agreement.

1.	Underwriting Agreement between Registrant and VP Distributors, LLC (“VP Distributors”) dated as of June 12, 2017, filed via EDGAR (as Exhibit e.1) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

2.	Form of Sales Agreement between VP Distributors and dealers, effective March 2017, filed via EDGAR (as Exhibit e.2) with Post-Effective Amendment No. 116 (File No. 002-16590) to Virtus Equity Trust’s (“VET”) Registration Statement on January 25, 2018.

a)	Amended Annex A to Form of Sales Agreement between VP Distributors and dealers effective September 2017 filed via EDGAR (as Exhibit e.2.a) with Post-Effective Amendment No. 38 (File No. 033-80057) to Virtus Retirement Trust’s (“VRT”) Registration Statement on April 24, 2018, and incorporated herein by reference.

(f)	Amended and Restated Deferred Compensation Program, effective February 9, 2017, filed via EDGAR (as Exhibit f) with Post-Effective Amendment No. 31 (File No. 333-191940) to Virtus Alternative Solutions Trust’s (“VAST”) Registration Statement on April 10, 2017, and incorporated herein by reference.

(g)	Custodian Agreement.

1.	Custody Agreement between VAST and The Bank of New York Mellon dated March 21, 2014, filed via EDGAR (as Exhibit g.1) with Pre-effective Amendment No. 3 (File No. 333-191940) to VAST’s Registration Statement on March 28, 2014, and incorporated herein by reference.

a)       Amendment to Custody Agreement between VAST and The Bank of New York Mellon effective May 19, 2015, filed via EDGAR (as Exhibit g.1.b) with Post-Effective Amendment No. 16 (File No. 333-191940) to VAST’s Registration Statement on May 29, 2015, and incorporated herein by reference.

b)       Amendment to Custody Agreement between VAST and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR (as Exhibit g.1.c) with Post-Effective Amendment No. 24 (File No. 333-191940) to VAST’s Registration Statement on February 26, 2016, and incorporated herein by reference.

c)       Joinder Agreement and Amendment to Custody Agreement between VAST, VET, Virtus Opportunities Trust (“VOT”), Virtus Asset Trust (“VAT”), Virtus Retirement Trust (“VRT”), Virtus Variable Insurance Trust (“VVIT”) and The Bank of New York Mellon dated September 11, 2017, filed via EDGAR (as Exhibit g.1.d) with Post-Effective Amendment No. 114 (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

2.	Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon filed via EDGAR (as Exhibit g.2) with Pre-effective Amendment No. 4 (File No. 333-191940) to VAST’s Registration Statement on April 4, 2014, and incorporated herein by reference.

a)       Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of August 19, 2014, filed via EDGAR (as Exhibit g.2.a) with Post-Effective Amendment No. 4 (File No. 333-191940) to VAST’s Registration Statement on September 8, 2014, and incorporated herein by reference.

b)       Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of May 19, 2015, filed via EDGAR (as Exhibit g.2.b) with Post-Effective Amendment No. 16 (File No. 333-191940) to VAST’s Registration Statement on May 29, 2015, and incorporated herein by reference.

c)       Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR (as Exhibit g.2.c) with Post-Effective Amendment No. 24 (File No. 333-191940) to the Registration Statement on February 26, 2016, and incorporated herein by reference.

d)       Joinder Agreement and Amendment to Foreign Custody Manager Agreement between Virtus Mutual Funds, VAST, VAT, VRT, VVIT and The Bank of New York Mellon dated as of [ ] [ ], 2018, to be filed by amendment.

(h)	Other Material Contracts.

1.	Amended and Restated Transfer Agency and Service Agreement by and among VET, Virtus Insight Trust (“VIT”), Virtus Opportunities Trust (“VOT”), VRT, and VP Distributors (since assigned to Virtus Fund Services, LLC (“Virtus Fund Services”)) dated January 1, 2010, filed via EDGAR (as Exhibit h.6) with Post-Effective Amendment No. 50 to VIT’s Registration Statement (File No. 033-64915) on February 25, 2010, and incorporated herein by reference.

a)	Amendment to Amended and Restated Transfer Agency and Service Agreement by and among VET, VIT, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services) effective as of April 14, 2010, filed via EDGAR (as Exhibit h.8) with Post-Effective Amendment No. 51 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2010, and incorporated herein by reference.

b)	Second Amendment to Amended and Restated Transfer Agent and Service Agreement by and among VET, VIT, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services) effective as of March 15, 2011, filed via EDGAR (as Exhibit h.16), with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

c)	Corrected Third Amendment to Amended and Restated Transfer Agent and Service Agreement by and among VET, VIT, VOT, VRT and Virtus Fund Services, LLC, effective as of January 1, 2013, filed via EDGAR (as Exhibit h.1.c) with Post-Effective Amendment No. 104 to VET’s Registration Statement (File No. 002-16590) on July 28, 2015, and incorporated herein by reference.

d)	Fourth Amendment to Amended and Restated Transfer Agency and Service Agreement by and among VET, VIT, VOT and Virtus Fund Services, effective as of January 1, 2015, filed via EDGAR (as Exhibit h.1.d) with Post-Effective Amendment No. 104 to VET’s Registration Statement (File No. 002-16590) on July 28, 2015, and incorporated herein by reference.

e)	Fifth Amendment to Amended and Restated Transfer Agency and Service Agreement by and among VET, VIT, VOT, VRT and Virtus Fund Services, effective as of January 8, 2016, filed via EDGAR (as Exhibit h.1.e) with Post-Effective Amendment No. 35 to VRT’s Registration Statement (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

f)	Sixth Amendment to Amended and Restated Transfer Agency and Service Agreement by and among VET, VIT, VOT, VRT, Registrant and Virtus Fund Services, effective as of June 12, 2017, filed via EDGAR (as Exhibit h.1.f) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

2.	Sub-Transfer Agency and Shareholder Services Agreement among VET, VIT, VOT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), dated April 15, 2011, filed via EDGAR (as Exhibit h.6) with Post-Effective Amendment No. 54 (File No. 033-64915) to the Registration Statement of VIT on April 27, 2012, and incorporated herein by reference.

a)	Adoption and Amendment Agreement among VET, VIT, VOT, VAST, Virtus Fund Services and BNY Mellon dated as of March 21, 2014, filed via EDGAR (as Exhibit h.2.b) with Pre-effective Amendment No. 4 (File No. 333-191940) to VAST’s Registration Statement on April 4, 2014, and incorporated herein by reference.

b)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VET, VIT, VOT, VAST, Virtus Fund Services and BNY Mellon dated as of August 19, 2014, filed via EDGAR (as Exhibit h.2.a) with Post-Effective Amendment No. 4 (File No. 333-191940) to VAST’s Registration Statement on September 8, 2014, and incorporated herein by reference.

c)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VET, VIT, VOT, VAST, Virtus Fund Services and BNY Mellon dated as of June 1, 2014, filed via EDGAR (as Exhibit h.2.c) with Post-Effective Amendment No. 92 to VOT’s Registration Statement (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

d)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VET, VIT, VOT, VAST, Virtus Fund Services and BNY Mellon dated as of November 12, 2014, filed via EDGAR (as Exhibit h.2.c) with Post-Effective Amendment No. 9 (File No. 333-191940) to VAST’s Registration Statement on January 22, 2015, and incorporated herein by reference.

e)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VET, VIT, VOT, VAST, Virtus Fund Services and BNY Mellon dated as of May 28, 2015, filed via EDGAR (as Exhibit h.2.d) with Post-Effective Amendment No. 18 (File No. 333-191940) to VAST’s Registration Statement on June 5, 2015, and incorporated herein by reference.

f)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VET, VIT, VOT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of December 10, 2015, filed via EDGAR (as Exhibit h.2.e) with Post-Effective Amendment No. 35 (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

g)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VET, VIT, VOT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of February 1, 2017, filed via EDGAR (as Exhibit h.2.g) with Post-Effective Amendment No. 112 (File No. 002-16590) to VET’s Registration Statement on July 26, 2017, and incorporated herein by reference.

h)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VET, VIT, VOT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of February 1, 2017, filed via EDGAR (as Exhibit h.2.h) with Post-Effective Amendment No. 114 (File No. 002-16590) to VET’s Registration Statement on December 21, 2017, and incorporated herein by reference.

i)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VET, VIT, VOT, VAST, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of September 18, 2017, filed via EDGAR (as Exhibit h.2.i) with Post-Effective Amendment No. 114 (File No. 002-16590) to VET’s Registration Statement on December 21, 2017, and incorporated herein by reference.

j)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VET, VIT, VOT, VAST, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of January 1, 2018, filed via EDGAR (as Exhibit h.2.j) with Post-Effective Amendment No. 114 (File No. 002-16590) to VET’s Registration Statement on December 21, 2017, and incorporated herein by reference.

3.	Amended and Restated Administration Agreement by and among VET, VIT, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of January 1, 2010, filed via EDGAR (as Exhibit h.4) with Post-Effective Amendment No. 50 to VIT’s Registration Statement (File No. 033-64915) on February 25, 2010, and incorporated herein by reference.

a)	First Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services) effective as of April 14, 2010, filed via EDGAR (as Exhibit h.8) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

b)	Second Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of June 30, 2010, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

c)	Third Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of September 14, 2010, filed via EDGAR (as Exhibit h.10), with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

d)	Fourth Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services) effective as of January 1, 2011, filed via EDGAR (as Exhibit h.11), with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

e)	Fifth Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services) effective as of March 15, 2011, filed via EDGAR (as Exhibit h.12), with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

f)	Sixth Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of August 28, 2012, filed via EDGAR (as Exhibit h.3.f) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

g)	Seventh Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of December 18, 2012, filed via EDGAR (as Exhibit h.3.g) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

h)	Eighth Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT, VRT and Virtus Fund Services, effective as of June 10, 2013, filed via EDGAR (as Exhibit h.3.h), with Post-Effective Amendment No. 64 to VOT’s Registration Statement (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

i)	Ninth Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT and Virtus Fund Services, effective as of December 18, 2013, filed via EDGAR (as Exhibit h.3.i), with Post-Effective Amendment No. 70 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

j)	Tenth Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT and Virtus Fund Services, effective as of November 13, 2014, filed via EDGAR (as Exhibit h.3.j) with Post-Effective Amendment No. 74 to VOT’s Registration Statement (File No. 033-65137) on November 12, 2014, and incorporated herein by reference.

k)	Eleventh Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT and Virtus Fund Services, effective as of January 1, 2015, filed via EDGAR (as Exhibit h.3.k) with Post-Effective Amendment No. 80 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2015, and incorporated herein by reference.

l)	Twelfth Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT and Virtus Fund Services, effective as of March 19, 2015, filed via EDGAR (as Exhibit h.3.l) with Post-Effective Amendment No. 82 to VOT’s Registration Statement (File No. 033-65137) on March 13, 2015, and incorporated herein by reference.

m)	Thirteenth Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT, VRT and Virtus Fund Services, effective as of January 8, 2016, filed via EDGAR (as Exhibit h.3.m) with Post-Effective Amendment No. 35 to VRT’s Registration Statement (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

n)	Fourteenth Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT, VRT and Virtus Fund Services, effective as of December 1, 2016, filed via EDGAR (as Exhibit h.3.n) with Post-Effective Amendment No. 92 to VOT’s Registration Statement (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

o)	Fifteenth Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT, VRT, VAT and Virtus Fund Services, effective as of June 12, 2017, filed via EDGAR (as Exhibit h.3.o) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

p)	Sixteenth Amendment to Amended and Restated Administration Agreement between Registrant, Virtus Mutual Funds, VRT and Virtus Fund Services, effective as of March 6, 2018, filed via EDGAR (as Exhibit h.4.p) with Post-Effective Amendment No. 117 to VET’s Registration Statement (File No. 002-16590) on March 6, 2018, and incorporated herein by reference.

4.	Sub-Administration and Accounting Services Agreement among VRT, VET, VIT, VOT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of January 1, 2010, filed via EDGAR (as Exhibit h.5) with Post-Effective Amendment No. 50 to VIT’s Registration Statement (File No. 033-64915) on February 25, 2010, and incorporated herein by reference.

a)	First Amendment to Sub-Administration and Accounting Services Agreement among VRT, VET, VIT, VOT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of June 30, 2010, filed via EDGAR (as Exhibit h.13.) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

b)	Second Amendment to Sub-Administration and Accounting Services Agreement among VRT, VET, VIT, VOT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of September 14, 2010 filed via EDGAR (as Exhibit h.14.) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

c)	Third Amendment to Sub-Administration and Accounting Services Agreement among VRT, VET, VIT, VOT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of March 15, 2011 filed via EDGAR (as Exhibit h.15.) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

d)	Fourth Amendment to Sub-Administration and Accounting Services Agreement among VRT, VET, VIT, VOT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of August 28, 2012, filed via EDGAR (as Exhibit h.4.d) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

e)	Fifth Amendment to Sub-Administration and Accounting Services Agreement among VET, VIT, VOT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of December 18, 2012, filed via EDGAR (as Exhibit h.4.e) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

f)	Sixth Amendment to Sub-Administration and Accounting Services Agreement among VET, VIT, VOT, Virtus Fund Services and BNY Mellon, effective as of June 10, 2013, filed via EDGAR (as Exhibit h.4.f) with Post-Effective Amendment No. 64 to VOT’s Registration Statement (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

g)	Seventh Amendment to Sub-Administration and Accounting Services Agreement among VET, VIT, VOT, Virtus Fund Services and BNY Mellon, effective as of December 18, 2013, filed via EDGAR (as Exhibit h.4.g) with Post-Effective Amendment No. 70 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

h)	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among VET, VIT, VOT, VAST, VVIT, VATS Offshore Fund, Ltd. (“VATS”), Virtus Fund Services and BNY Mellon dated February 24, 2014, filed via EDGAR (as Exhibit h.4.h) with Pre-effective Amendment No. 3 to VAST’s Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

i)	Joinder Agreement to Sub-Administration and Accounting Services Agreement among VRT, VET, VOT, VAST, VVIT, VATS, Virtus Fund Services and BNY Mellon dated December 10, 2015, filed via EDGAR (as Exhibit h.4.i) with Post-Effective Amendment No. 35 (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

j)	Amendment to Sub-Administration and Accounting Services Agreement among VRT, VET, VIT, VOT, VAST, VVIT, Virtus Fund Services and BNY Mellon dated July 27, 2016, filed via EDGAR (as Exhibit h.4.j) with Post-Effective Amendment No. 31 (File No. 333-191940) to VAST’s Registration Statement on April 10, 2017, and incorporated herein by reference.

k)	Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, VAST, VVIT, VRT, Virtus Fund Services and BNY Mellon dated April, 2017, filed via EDGAR (as Exhibit h.4.k) with Post-Effective Amendment No. 112 (File No. 002-16590) to VET’s Registration Statement on July 26, 2017, and incorporated herein by reference.

l)	Amendment to Sub-Administration and Accounting Services Agreement among Registrant, VET, VOT, VAST, VVIT, VRT, Virtus Fund Services and BNY Mellon dated September 21, 2017, filed via EDGAR (as Exhibit h.4.l) with Post-Effective Amendment No. 114 (File No. 002-16590) to VET’s Registration Statement on December 21, 2017, and incorporated herein by reference.

5.	Expense Limitation Agreement between Registrant and the Adviser, effective as of June 12, 2017, filed via EDGAR (as Exhibit h.6) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

a.	* First Amendment to Expense Limitation Agreement between Registrant and the Adviser, effective as of September 18, 2017, filed via EDGAR (as Exhibit h.5.a) herewith.

6.	Form of Indemnification Agreement with each Trustee of Registrant, effective as of October 24, 2016, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 92 (File No. 033-65137) to the Registration Statement of VOT on January 20, 2017, and incorporated herein by reference.

a)	Form of Joinder Agreement and Amendment to the Indemnification Agreement with George R. Aylward, Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson and Ferdinand L.J. Verdonck, effective as of January 18, 2017, filed via EDGAR (as Exhibit h.7.a) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

b)	Form of Joinder Agreement and Amendment to the Indemnification Agreement with Thomas J. Brown, Donald C. Burke, Roger A. Gelfenbien, John R. Mallin, and Hassell H. McClellan, effective as of February 27, 2017, filed via EDGAR (as Exhibit h.7.b) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

7.	Form of Indemnification Agreement with Sidney E. Harris and Connie D. McDaniel, effective as of July 17, 2017, filed via EDGAR (as Exhibit h.9) with Post-effective Amendment No. 112 (File No. 002-16590) to VET’s Registration Statement on July 26, 2017, and incorporated herein by reference.

(i)	Legal Opinion.

1.	Opinion of counsel as to legality of shares dated January 26, 2017, filed via EDGAR (as Exhibit i.1) with Post-Effective Amendment No. 20 to the Registration Statement on January 27, 2017, and incorporated herein by reference.

2.	*Consent of Sullivan & Worcester LLP filed via EDGAR (as Exhibit i.2) herewith.

(j)	Other Opinions.

1.	*Consent of Independent Registered Public Accounting Firm filed via EDGAR (as Exhibit j.1) herewith.

(k).	Not applicable.

(l)	None.

(m)	Rule 12b-1 Plans.

1.	Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), adopted March 2, 2017, filed via EDGAR (as Exhibit m.1) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

2.	Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, adopted March 2, 2017, filed via EDGAR (as Exhibit m.2) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

3.	Class R Shares Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, adopted March 2, 2017, filed via EDGAR (as Exhibit m.3) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

4.	Class T Shares Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, adopted March 2, 2017, filed via EDGAR (as Exhibit m.4) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

(n)	Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act, effective March 1, 2018, filed via EDGAR (as Exhibit n) with Post-Effective Amendment No. 117 (File No. 002-16590) to VET’s Registration Statement on March 6, 2018, and incorporated herein by reference.

(o)	Reserved.

(p)	Code of Ethics.

1.	Amended and Restated Code of Ethics of the Virtus Funds effective October 2017, filed via EDGAR (as Exhibit p.1) with Post-Effective Amendment No. 114 (File No. 002-16590) to VET’s Registration Statement on December 21, 2017, and incorporated herein by reference.

2.	Amended and Restated Code of Ethics of VFA, VP Distributors and other Virtus Affiliates (including Ceredex Value Advisors LLC, Seix Investment Advisors, LLC and Silvant Capital Management LLC) dated October 1, 2017, filed via EDGAR (as Exhibit p.2) with Post-Effective Amendment No. 114 (File No. 002-16590) to VET’s Registration Statement on December 21, 2017, and incorporated herein by reference.

3.	*Code of Ethics of WCM Investment Management, filed via EDGAR (as Exhibit p.3) herewith.

4.	*Code of Ethics of Zevenbergen Capital Investments LLC, filed via EDGAR (as Exhibit p.4) herewith.

(q)	Power of Attorney.

1.	Power of Attorney for all Trustees, dated March 2, 2017, filed via EDGAR (as Exhibit q.1) with Post-Effective Amendment No. 21 (File No. 333-08045) on April 11, 2017, and incorporated herein by reference.

2.	Power of Attorney for Trustees Sidney E. Harris and Connie D. McDaniel dated June 26, 2017, filed via EDGAR (as Exhibit q.4) with Post-Effective Amendment No. 112 (File No. 002-16590) to VET’s Registration Statement on July 26, 2017, and incorporated herein by reference.

________________________

*Filed herewith

Item 29.	Persons Controlled by or Under Common Control with the Fund

None.

Item 30.	Indemnification

The indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 16 of the Underwriting Agreement incorporated herein by reference to Exhibit e.1. Indemnification of Registrant’s Custodian is provided for in section 9.9, among others, of the Custody Agreement incorporated herein by reference to Exhibit g.1. The indemnification of Registrant’s Transfer Agent is provided for, in Article 6 of the Transfer Agency and Service Agreement incorporated herein by reference to Exhibit h.1. The Trust has entered into Indemnification Agreements with each trustee, the form of which is incorporated by reference to Exhibit h.6 and h.7, whereby the Registrant shall indemnify the trustee for expenses incurred in any proceeding in connection with the trustee’s service to the Registrant subject to certain limited exceptions.

In addition, Article VII sections 2 and 3 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference to Exhibit a, provides in relevant part as follows:

“A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager or Principal Underwriter of the Trust. The Trust (i) may indemnify an agent of the Trust or any Person who is serving or has served at the Trust’s request as an agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise and (ii) shall indemnify each Person who is, or has been, a Trustee, officer or employee of the Trust and any Person who is serving or has served at the Trust’s request as a director, officer, trustee, or employee of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, in the case of (i) and (ii), to the fullest extent consistent with the 1940 Act and in the manner provided in the By-Laws; provided that such indemnification shall not be available to any of the foregoing Persons in connection with a claim, suit or other proceeding by any such Person against the Trust or a Series (or Class) thereof.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series (or Class thereof if the Trustees have included a Class limitation on liability in the agreement with such person as provided below), or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. …

… A Trustee shall be liable to the Trust and to any Shareholder solely for her or his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.”

In addition, Article III section 7 of such Agreement and Declaration of Trust provides for the indemnification of shareholders of the Registrant as follows: “If any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to such Person being or having been a Shareholder, and not because of such Person's acts or omissions, the Shareholder or former Shareholder (or such Person's heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all cost and expense reasonably incurred in connection with such claim or demand, but only out of the assets held with respect to the particular Series of Shares of which such Person is or was a Shareholder and from or in relation to which such liability arose. The Trust may, at its option and shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets held with respect to the particular series.”

Article VI of the Registrant’s Bylaws incorporated herein by reference to Exhibit b, provides in relevant part, subject to certain exceptions and limitations, “every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.” Such indemnification would not apply in the case of any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

The Investment Advisory Agreement, Subadvisory Agreements, Foreign Custody Manager Agreement, Sub-Administration and Accounting Services Agreement and Sub-Transfer Agency and Shareholder Services Agreement, as amended, respectively provide that the Registrant will indemnify the other party (or parties, as the case may be) to the agreement for certain losses. Similar indemnities to those listed above may appear in other agreements to which the Registrant is a party.

The Registrant, in conjunction with VFA, the Registrant’s Trustees, and other registered investment management companies managed by VFA or its affiliates, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against such person and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser and Subadvisers

See “Management of the Funds” in the Prospectus and “Investment Advisory and Other Services” and “Management of the Trust” in the Statement of Additional Information which is included in this Post-Effective Amendment. For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of the Adviser and Subadvisers, reference is made to the Adviser’s and each Subadviser’s current Form ADV filed under the Investment Advisers Act of 1940, and incorporated herein by reference.

Adviser	SEC File No.:
The Adviser	801-23163
Ceredex	801-68739
Seix	801-68743
Silvant	801-68741
WCM	801-11916
Zevenbergen	801-62477

Item 32.	Principal Underwriter

(a)	VP Distributors, LLC serves as the principal underwriter for the following registrants:

Virtus Alternative Solutions Trust, Virtus Asset Trust, Virtus Equity Trust, Virtus Opportunities Trust, Virtus Variable Insurance Trust and Virtus Retirement Trust.

(b)	Directors and executive officers of VP Distributors, 100 Pearl Street, Hartford, CT 06103 are as follows:

Name and Principal Business Address	Positions and Offices with Distributor	Positions and Offices with Registrant
George R. Aylward	Executive Vice President	President and Trustee

Kevin J. Carr	Vice President, Counsel and Secretary	Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg	Senior Vice President and Assistant Secretary	Senior Vice President and Chief Compliance Officer

David Hanley	Senior Vice President and Treasurer	None

Barry Mandinach	President	None

David C. Martin	Vice President and Chief Compliance Officer	None

Francis G. Waltman	Executive Vice President	Executive Vice President

(c)	To the best of the Registrant’s knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant’s last fiscal year.

Item 33.	Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder include:

Secretary of the Trust:	Principal Underwriter:
Kevin J. Carr, Esq. 100 Pearl Street Hartford, CT 06103	VP Distributors, LLC 100 Pearl Street Hartford, CT 06103

Investment Adviser:	Custodian:
Virtus Fund Advisers, LLC 100 Pearl Street Hartford, CT 06103 and 3333 Piedmont Road, Suite 1500 Atlanta, GA 30305	The Bank of New York Mellon One Wall Street New York, NY 10286

Administrator & Transfer Agent:
Virtus Fund Services, LLC 100 Pearl Street Hartford, CT 06103

Fund Accountant, Sub-Administrator, Sub-Transfer Agent and Dividend Dispersing Agent:
BNY Mellon Investment Servicing (US) Inc. 301 Bellevue Parkway Wilmington, DE 19809

Subadviser to: Virtus Ceredex Large-Cap Value Equity Fund, Virtus Ceredex Mid-Cap Value Equity Fund and Virtus Ceredex Small-Cap Value Equity Fund

Ceredex Value Advisors LLC

301 East Pine Street, Suite 500

Orlando, Florida 32801

Subadviser to: Virtus WCM International Equity Fund WCM Investment Management 281 Brooks Street Laguna Beach, California 92651

Subadviser to: Virtus Seix Core Bond Fund, Virtus Seix Corporate Bond Fund, Virtus Seix Total Return Bond Fund, Virtus Seix U.S. Mortgage Fund, Virtus Seix Short-Term Bond Fund, Virtus Seix U.S. Government Securities Ultra-Short Bond Fund, Virtus Seix Ultra-Short Bond Fund, Virtus Seix Floating Rate High Income Fund, Virtus Seix High Income Fund, Virtus Seix High Yield Fund, Virtus Seix Georgia Tax-Exempt Bond Fund, Virtus Seix High Grade Municipal Bond Fund, Virtus Seix Investment Grade Tax-Exempt Bond Fund, Virtus Seix North Carolina Tax-Exempt Bond Fund, Virtus Seix Short-Term Municipal Bond Fund and Virtus Seix Virginia Intermediate Municipal Bond Fund

Seix Investment Advisors, LLC

One Maynard Drive, Suite 3200

Park Ridge, New Jersey 07656

Subadviser to: Virtus Silvant Large-Cap Growth Stock Fund and Virtus Silvant Small-Cap Growth Stock Fund

Silvant Capital Management LLC

3333 Piedmont Road, Suite 1500

Atlanta, Georgia 30305

Subadviser to: Virtus Zevenbergen Innovative Growth Stock Fund Zevenbergen Capital Investments LLC 601 Union Street, Suite 4600 Seattle, Washington 98101

Item 34.	Management Services

None.

Item 35.	Undertakings

None.

Item 28.	Exhibits

Exhibit	Item
h.5.a	Amendment to Expense Limitation Agreement
i.2	Consent of Sullivan & Worcester LLP
j.1	Consent of PricewaterhouseCoopers LLP
p.3	Code of Ethics of WCM Investment Management
p.4	Code of Ethics of Zevenbergen Capital Investments LLC

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness for this registration statement under Rule 485(b) of the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 26th day of April, 2018.

VIRTUS ASSET TRUST

By:	/s/ George R. Aylward
George R. Aylward
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 26th day of April, 2018.

Signature	Title

/s/ George R. Aylward
George R. Aylward	Trustee and President (principal executive officer)

/s/ W. Patrick Bradley
W. Patrick Bradley	Chief Financial Officer and Treasurer (principal financial and accounting officer)

*
Thomas J. Brown	Trustee

*
Donald C. Burke	Trustee

*
Roger A. Gelfenbien	Trustee

*
Sidney E. Harris	Trustee

*
John R. Mallin	Trustee

*
Hassell H. McClellan	Trustee

*
Connie D. McDaniel	Trustee

*
Philip R. McLoughlin	Trustee and Chairman

*
Geraldine M. McNamara	Trustee

*
James M. Oates	Trustee

*
Richard E. Segerson	Trustee

*By:	/s/ George R. Aylward
*George R. Aylward, Attorney-in-Fact, pursuant to a power of attorney